UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

MoA Funds Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue,

New York, NY 10022

(Address of principal executive offices) (Zip code)

Joseph R. Gaffoglio

Chief Executive Officer and Principal Exective Officer

MoA Funds Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-224-1840

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Shareholder Report  June 30, 2026

MoA Equity Index Fund

MAEIX

This Semi-Annual Shareholder Report contains important information about the MoA Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Equity Index Fund	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$5,968,095,611
  Number of Portfolio Holdings511
  Portfolio Turnover Rate2.03%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	34.7%
Communications	16.1%
Consumer, Non-cyclical	12.8%
Financial	12.6%
Industrial	8.5%
Consumer, Cyclical	7.4%
Energy	3.0%
Utilities	2.2%
Basic Materials	1.4%
Other	1.3%

Top 10 Investments (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.7%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Equity Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAEIX

EQID-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA All America Fund

MAAKX

This Semi-Annual Shareholder Report contains important information about the MoA All America Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA All America Fund	$28	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$312,954,250
  Number of Portfolio Holdings687
  Portfolio Turnover Rate55.38%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	27.3%
Consumer, Non-cyclical	15.0%
Industrial	14.9%
Financial	14.1%
Communications	10.5%
Consumer, Cyclical	6.8%
Energy	4.2%
Utilities	3.1%
Basic Materials	2.3%
Other	1.8%

Top 10 Investments (as a % of Net Assets)

Table Summary
NVIDIA Corp.	5.1%
Apple, Inc.	4.6%
Alphabet, Inc.	3.4%
Microsoft Corp.	3.1%
Broadcom, Inc.	2.5%
Lam Research Corp.	1.6%
Amazon.com, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Amphenol Corp.	1.1%
Eli Lilly & Co.	1.1%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA All America Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAAKX

AMER-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Small Cap Value Fund

MAVKX

This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Value Fund	$45	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$412,220,964
  Number of Portfolio Holdings94
  Portfolio Turnover Rate17.74%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Financial	36.6%
Industrial	16.8%
Consumer, Non-cyclical	13.5%
Consumer, Cyclical	7.5%
Energy	6.4%
Utilities	5.8%
Technology	5.5%
Basic Materials	5.3%
Communications	0.9%
Other	1.7%

Top 10 Investments (as a % of Net Assets)

Table Summary
Mercury Systems, Inc.	2.8%
Mueller Industries, Inc.	2.6%
Enpro, Inc.	2.5%
UMB Financial Corp.	2.2%
Wintrust Financial Corp.	2.0%
Stock Yards Bancorp, Inc.	2.0%
American Healthcare REIT, Inc.	1.9%
TTM Technologies, Inc.	1.9%
Hancock Whitney Corp.	1.9%
Materion Corp.	1.9%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Small Cap Value Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAVKX

SMVA-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Small Cap Growth Fund

MAGKX

This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Growth Fund	$46	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$499,112,995
  Number of Portfolio Holdings105
  Portfolio Turnover Rate18.61%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Industrial	30.4%
Consumer, Non-cyclical	28.5%
Technology	14.6%
Financial	10.9%
Consumer, Cyclical	7.4%
Energy	3.0%
Basic Materials	2.0%
Utilities	1.1%
Communications	0.5%
Other	1.6%

Top 10 Investments (as a % of Net Assets)

Table Summary
Credo Technology Group Holding Ltd.	3.0%
ESCO Technologies, Inc.	2.8%
Onto Innovation, Inc.	2.6%
Fabrinet	2.4%
Advanced Energy Industries, Inc.	2.4%
Mercury Systems, Inc.	2.3%
Federal Signal Corp.	2.2%
RBC Bearings, Inc.	2.0%
Modine Manufacturing Co.	2.0%
Sterling Infrastructure, Inc.	2.0%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Small Cap Growth Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAGKX

SMGW-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Small Cap Equity Index Fund

MASOX

This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Equity Index Fund	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$214,416,425
  Number of Portfolio Holdings606
  Portfolio Turnover Rate19.01%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Financial	25.5%
Consumer, Non-cyclical	18.8%
Industrial	15.9%
Consumer, Cyclical	14.2%
Technology	9.0%
Energy	5.5%
Communications	5.1%
Basic Materials	4.0%
Utilities	2.0%
Other	-%

Top 10 Investments (as a % of Net Assets)

Table Summary
iShares Core S&P Small-Cap ETF	1.7%
FormFactor, Inc.	0.7%
Viasat, Inc.	0.7%
Molina Healthcare, Inc.	0.6%
Argan, Inc.	0.6%
BrightSpring Health Services, Inc.	0.6%
Element Solutions, Inc.	0.6%
MaxLinear, Inc.	0.6%
Krystal Biotech, Inc.	0.5%
ESCO Technologies, Inc.	0.5%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Small Cap Equity Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MASOX

SMEQ-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Mid Cap Value Fund

MAMVX

This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Value Fund	$35	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$219,728,250
  Number of Portfolio Holdings90
  Portfolio Turnover Rate22.12%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Industrial	27.9%
Financial	19.9%
Consumer, Non-cyclical	12.9%
Utilities	8.8%
Technology	8.7%
Energy	8.7%
Consumer, Cyclical	6.4%
Basic Materials	3.1%
Communications	0.7%
Other	2.9%

Top 10 Investments (as a % of Net Assets)

Table Summary
Crane Co.	2.7%
MKS, Inc.	2.6%
Crown Holdings, Inc.	2.5%
Evergy, Inc.	2.4%
AMETEK, Inc.	2.4%
Teledyne Technologies, Inc.	2.3%
Amphenol Corp.	2.3%
Entergy Corp.	2.2%
Applied Industrial Technologies, Inc.	2.2%
East West Bancorp, Inc.	2.0%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Mid Cap Value Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMVX

MIDVA-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Mid Cap Growth Fund

MOAGX

This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Growth Fund	$33	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$136,133,542
  Number of Portfolio Holdings89
  Portfolio Turnover Rate26.90%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Industrial	29.6%
Technology	25.1%
Consumer, Non-cyclical	16.7%
Consumer, Cyclical	10.5%
Financial	6.0%
Communications	3.8%
Energy	3.6%
Utilities	3.3%
Other	1.4%

Top 10 Investments (as a % of Net Assets)

Table Summary
Datadog, Inc.	3.2%
Amphenol Corp.	2.8%
RBC Bearings, Inc.	2.2%
HEICO Corp.	2.2%
AMETEK, Inc.	2.2%
Cloudflare, Inc.	2.2%
IDEXX Laboratories, Inc.	2.1%
Teradyne, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Royal Caribbean Cruises Ltd.	2.0%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Mid Cap Growth Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MOAGX

MCGF-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Mid Cap Equity Index Fund

MAMEX

This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Equity Index Fund	$9	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,305,135,012
  Number of Portfolio Holdings405
  Portfolio Turnover Rate9.42%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Industrial	25.3%
Financial	20.0%
Consumer, Non-cyclical	14.1%
Consumer, Cyclical	12.4%
Technology	11.8%
Basic Materials	4.9%
Energy	4.8%
Utilities	3.0%
Communications	2.4%
Other	1.3%

Top 10 Investments (as a % of Net Assets)

Table Summary
Twilio, Inc.	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Mid Cap Equity Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMEX

MIDIN-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Large Cap Value Index Fund

MOLVX

This Semi-Annual Shareholder Report contains important information about the MoA Large Cap Value Index Fund (the "Fund") for the period of May 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Large Cap Value Index Fund	$4Footnote Reference(a)	0.22%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 1, 2026 (commencement of operations) through June 30, 2026. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Fund Statistics

  Total Net Assets$357,325,612
  Number of Portfolio Holdings875
  Portfolio Turnover Rate24.44%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Financial	22.2%
Consumer, Non-cyclical	19.0%
Technology	16.4%
Communications	11.1%
Industrial	10.3%
Consumer, Cyclical	7.7%
Energy	5.5%
Utilities	3.9%
Basic Materials	2.9%
Other	1.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
Amazon.com, Inc.	5.8%
Apple, Inc.	5.3%
Microsoft Corp.	3.8%
Berkshire Hathaway, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Intel Corp.	1.7%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.6%
Cisco Systems, Inc.	1.3%
Walmart, Inc.	1.3%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Large Cap Value Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MOLVX

LCVIF-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Large Cap Growth Index Fund

MOLGX

This Semi-Annual Shareholder Report contains important information about the MoA Large Cap Growth Index Fund (the "Fund") for the period of May 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Large Cap Growth Index Fund	$4Footnote Reference(a)	0.22%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 1, 2026 (commencement of operations) through June 30, 2026. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Fund Statistics

  Total Net Assets$347,964,540
  Number of Portfolio Holdings374
  Portfolio Turnover Rate24.21%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	50.1%
Communications	20.0%
Industrial	8.6%
Consumer, Cyclical	7.8%
Consumer, Non-cyclical	6.7%
Financial	4.9%
Energy	0.5%
Utilities	0.3%
Basic Materials	0.3%
Other	0.8%

Top 10 Investments (as a % of Net Assets)

Table Summary
NVIDIA Corp.	13.7%
Alphabet, Inc.	11.0%
Apple, Inc.	6.6%
Broadcom, Inc.	5.1%
Microsoft Corp.	4.1%
Micron Technology, Inc.	3.8%
Tesla, Inc.	3.6%
Meta Platforms, Inc.	3.0%
Eli Lilly & Co.	2.8%
Advanced Micro Devices, Inc.	2.8%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Large Cap Growth Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MOLGX

LCGIF-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Balanced Fund

MACHX

This Semi-Annual Shareholder Report contains important information about the MoA Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Balanced Fund	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$221,696,761
  Number of Portfolio Holdings404
  Portfolio Turnover Rate13.18%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	20.1%
Consumer, Non-cyclical	9.2%
Financial	8.5%
Communications	8.5%
Industrial	7.2%
Consumer, Cyclical	3.1%
Energy	2.5%
Basic Materials	1.5%
Utilities	1.4%
Other	38.0%

Credit Rating Table (as a % of Net Assets)*

Table Summary
AAA	3.3%
AA	18.9%
A	4.4%
BBB	10.5%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Balanced Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MACHX

BAL-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA International Fund

MAIFX

This Semi-Annual Shareholder Report contains important information about the MoA International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA International Fund	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$2,299,319,864
  Number of Portfolio Holdings146
  Portfolio Turnover Rate19.30%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Financial	30.1%
Industrial	18.7%
Consumer, Non-cyclical	15.5%
Consumer, Cyclical	10.9%
Technology	8.9%
Communications	3.9%
Utilities	3.8%
Basic Materials	3.7%
Energy	3.3%
Other	1.2%

Country Weightings (as a % of Net Assets)

Table Summary
Japan	21.2%
United Kingdom	13.9%
Switzerland	8.6%
France	7.9%
Germany	7.9%
Netherlands	6.2%
United States	5.9%
Spain	5.2%
Other Countries	22.0%
Other Assets and Liabilities	1.2%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA International Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAIFX

INTL-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Catholic Values Index Fund

MACCX

This Semi-Annual Shareholder Report contains important information about the MoA Catholic Values Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Catholic Values Index Fund	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$11,787,129
  Number of Portfolio Holdings449
  Portfolio Turnover Rate8.97%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	34.4%
Communications	15.9%
Financial	15.0%
Consumer, Non-cyclical	11.9%
Industrial	8.4%
Consumer, Cyclical	8.1%
Energy	3.0%
Utilities	2.2%
Basic Materials	1.3%
Other	-0.2%

Top 10 Investments (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.8%
Apple, Inc.	6.8%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.9%
Global X S&P 500 Catholic Values ETF	2.4%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Catholic Values Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MACCX

CATH-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Retirement Income Fund

MARMX

This Semi-Annual Shareholder Report contains important information about the MoA Retirement Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Retirement Income Fund	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$298,013,271
  Number of Portfolio Holdings10
  Portfolio Turnover Rate15.63%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Core Bond Fund	33.5%
MoA Intermediate Bond Fund	24.0%
MoA Equity Index Fund	18.1%
MoA International Fund	5.8%
MoA US Government Money Market Fund	5.7%
MoA Inflation Focused Bond Fund	4.6%
MoA Mid Cap Equity Index Fund	4.2%
MoA Large Cap Value Index Fund	2.1%
MoA Large Cap Growth Index Fund	2.0%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Retirement Income Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MARMX

CPRT-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2020 Fund

MURGX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2020 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2020 Fund	$6	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$397,359,539
  Number of Portfolio Holdings12
  Portfolio Turnover Rate15.64%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Core Bond Fund	34.4%
MoA Intermediate Bond Fund	21.1%
MoA Equity Index Fund	18.0%
MoA International Fund	7.9%
MoA Inflation Focused Bond Fund	5.4%
MoA Mid Cap Equity Index Fund	3.1%
MoA US Government Money Market Fund	3.0%
MoA Large Cap Value Index Fund	2.6%
MoA Large Cap Growth Index Fund	2.5%
MoA Small Cap Growth Fund	1.0%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2020 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURGX

CP2020-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2025 Fund

MURHX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2025 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2025 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,057,736,213
  Number of Portfolio Holdings14
  Portfolio Turnover Rate16.66%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Core Bond Fund	31.3%
MoA Equity Index Fund	23.9%
MoA Intermediate Bond Fund	16.5%
MoA International Fund	11.0%
MoA Inflation Focused Bond Fund	4.2%
MoA Large Cap Value Index Fund	2.6%
MoA Large Cap Growth Index Fund	2.5%
MoA Mid Cap Equity Index Fund	2.4%
MoA US Government Money Market Fund	1.8%
MoA Small Cap Value Fund	1.7%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2025 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURHX

CP2025-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2030 Fund

MURIX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2030 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2030 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,549,162,021
  Number of Portfolio Holdings14
  Portfolio Turnover Rate16.59%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	27.2%
MoA Core Bond Fund	25.0%
MoA International Fund	13.4%
MoA Intermediate Bond Fund	12.2%
MoA Inflation Focused Bond Fund	4.2%
MoA Large Cap Value Index Fund	3.0%
MoA Large Cap Growth Index Fund	2.9%
MoA Mid Cap Equity Index Fund	2.9%
MoA US Government Money Market Fund	2.7%
MoA Small Cap Value Fund	2.1%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2030 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURIX

CP2030-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2035 Fund

MURJX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2035 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2035 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,647,558,481
  Number of Portfolio Holdings13
  Portfolio Turnover Rate12.36%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	34.8%
MoA Core Bond Fund	21.5%
MoA International Fund	17.4%
MoA Intermediate Bond Fund	9.1%
MoA Mid Cap Equity Index Fund	3.7%
MoA US Government Money Market Fund	2.9%
MoA Large Cap Value Index Fund	2.0%
MoA Large Cap Growth Index Fund	2.0%
MoA Small Cap Growth Fund	1.9%
MoA Small Cap Value Fund	1.7%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2035 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURJX

CP2035-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2040 Fund

MURLX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2040 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2040 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,453,026,411
  Number of Portfolio Holdings14
  Portfolio Turnover Rate11.70%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	39.4%
MoA International Fund	21.3%
MoA Core Bond Fund	14.4%
MoA Mid Cap Equity Index Fund	6.3%
MoA Intermediate Bond Fund	5.2%
MoA Large Cap Value Index Fund	2.2%
MoA US Government Money Market Fund	2.1%
MoA Large Cap Growth Index Fund	2.1%
MoA Small Cap Equity Index Fund	2.0%
MoA Small Cap Growth Fund	1.8%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2040 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURLX

CP2040-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2045 Fund

MURMX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2045 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2045 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,521,045,596
  Number of Portfolio Holdings14
  Portfolio Turnover Rate11.58%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	41.1%
MoA International Fund	23.2%
MoA Core Bond Fund	8.7%
MoA Mid Cap Equity Index Fund	8.2%
MoA Large Cap Value Index Fund	3.2%
MoA Large Cap Growth Index Fund	3.1%
MoA Intermediate Bond Fund	2.6%
MoA Small Cap Growth Fund	2.3%
MoA Small Cap Equity Index Fund	2.2%
MoA US Government Money Market Fund	2.0%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2045 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURMX

CP2045-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2050 Fund

MURNX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2050 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2050 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,211,174,608
  Number of Portfolio Holdings13
  Portfolio Turnover Rate10.40%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	41.8%
MoA International Fund	23.4%
MoA Mid Cap Equity Index Fund	8.9%
MoA Core Bond Fund	7.3%
MoA Large Cap Value Index Fund	3.0%
MoA Large Cap Growth Index Fund	2.9%
MoA Small Cap Growth Fund	2.5%
MoA Small Cap Value Fund	2.2%
MoA Small Cap Equity Index Fund	2.1%
MoA Mid Cap Value Fund	1.9%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2050 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURNX

CP2050-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2055 Fund

MUROX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2055 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2055 Fund	$6	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$754,107,410
  Number of Portfolio Holdings13
  Portfolio Turnover Rate11.39%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	42.3%
MoA International Fund	24.8%
MoA Mid Cap Equity Index Fund	8.6%
MoA Core Bond Fund	5.2%
MoA Large Cap Value Index Fund	3.3%
MoA Large Cap Growth Index Fund	3.2%
MoA Small Cap Growth Fund	2.7%
MoA Small Cap Value Fund	2.5%
MoA Small Cap Equity Index Fund	2.2%
MoA Mid Cap Value Fund	1.9%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2055 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MUROX

CP2055-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2060 Fund

MURPX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2060 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2060 Fund	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$456,214,772
  Number of Portfolio Holdings13
  Portfolio Turnover Rate13.42%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	39.7%
MoA International Fund	26.0%
MoA Mid Cap Equity Index Fund	8.5%
MoA Core Bond Fund	4.1%
MoA Large Cap Value Index Fund	4.0%
MoA Large Cap Growth Index Fund	3.8%
MoA Small Cap Growth Fund	3.3%
MoA Small Cap Value Fund	3.0%
MoA Small Cap Equity Index Fund	2.2%
MoA Mid Cap Value Fund	2.0%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2060 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURPX

CP2060-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2065 Fund

MURQX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2065 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2065 Fund	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$230,139,358
  Number of Portfolio Holdings13
  Portfolio Turnover Rate14.88%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	39.1%
MoA International Fund	25.2%
MoA Mid Cap Equity Index Fund	8.2%
MoA Large Cap Value Index Fund	4.9%
MoA Large Cap Growth Index Fund	4.8%
MoA Small Cap Growth Fund	3.4%
MoA Small Cap Value Fund	3.2%
MoA Mid Cap Value Fund	2.8%
MoA Mid Cap Growth Fund	2.6%
MoA Small Cap Equity Index Fund	2.2%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2065 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURQX

CP2065-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Clear Passage 2070 Fund

MURUX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2070 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2070 Fund	$8	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$10,235,528
  Number of Portfolio Holdings13
  Portfolio Turnover Rate14.53%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	35.0%
MoA International Fund	24.6%
MoA Mid Cap Equity Index Fund	11.0%
MoA Large Cap Value Index Fund	5.0%
MoA Large Cap Growth Index Fund	4.9%
MoA Small Cap Growth Fund	3.8%
MoA Small Cap Value Fund	3.6%
MoA Mid Cap Value Fund	3.2%
MoA Mid Cap Growth Fund	3.1%
MoA Small Cap Equity Index Fund	2.2%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Clear Passage 2070 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURUX

CP2070-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Conservative Allocation Fund

MACAX

This Semi-Annual Shareholder Report contains important information about the MoA Conservative Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Conservative Allocation Fund	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$144,616,436
  Number of Portfolio Holdings10
  Portfolio Turnover Rate16.39%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Core Bond Fund	34.0%
MoA Equity Index Fund	23.8%
MoA Intermediate Bond Fund	15.3%
MoA International Fund	6.1%
MoA Mid Cap Equity Index Fund	5.7%
MoA US Government Money Market Fund	4.3%
MoA Large Cap Value Index Fund	4.1%
MoA Large Cap Growth Index Fund	4.0%
MoA Inflation Focused Bond Fund	2.7%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Conservative Allocation Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MACAX

CONAL-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Moderate Allocation Fund

MAMOX

This Semi-Annual Shareholder Report contains important information about the MoA Moderate Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Moderate Allocation Fund	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$396,522,348
  Number of Portfolio Holdings9
  Portfolio Turnover Rate22.49%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	31.4%
MoA Core Bond Fund	23.4%
MoA Intermediate Bond Fund	12.8%
MoA International Fund	10.2%
MoA Large Cap Value Index Fund	6.6%
MoA Large Cap Growth Index Fund	6.5%
MoA Mid Cap Equity Index Fund	6.0%
MoA Mid Cap Growth Fund	2.1%
MoA Mid Cap Value Fund	1.0%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Moderate Allocation Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMOX

MODAL-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Aggressive Allocation Fund

MAANX

This Semi-Annual Shareholder Report contains important information about the MoA Aggressive Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Aggressive Allocation Fund	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$355,425,689
  Number of Portfolio Holdings11
  Portfolio Turnover Rate26.80%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	32.3%
MoA International Fund	15.3%
MoA Core Bond Fund	13.4%
MoA Mid Cap Equity Index Fund	9.2%
MoA Large Cap Value Index Fund	8.5%
MoA Large Cap Growth Index Fund	8.3%
MoA Small Cap Growth Fund	3.2%
MoA Small Cap Value Fund	3.1%
MoA Intermediate Bond Fund	2.5%
MoA Mid Cap Growth Fund	2.1%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Aggressive Allocation Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAANX

AGGAL-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA US Government Money Market Fund

MAAXX

This Semi-Annual Shareholder Report contains important information about the MoA US Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA U.S. Government Money Market Fund	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$538,940,922
  Number of Portfolio Holdings26

What did the Fund invest in?

Maturity Weightings (as % of investments)

Table Summary
Less than one month	40.6%
1-3 Months	50.8%
3-6 Months	8.6%

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA US Government Money Market Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAAXX

MMKT-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Intermediate Bond Fund

MAMBX

This Semi-Annual Shareholder Report contains important information about the MoA Intermediate Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Intermediate Bond Fund	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,000,609,560
  Number of Portfolio Holdings198
  Portfolio Turnover Rate51.69%

What did the Fund invest in?

Maturity Weightings (as % of investments)

Table Summary
Less than 1 year	5.3%
1-3 years	33.3%
3-5 years	26.8%
5-10 years	33.2%
More than 10 years	1.4%

Credit Rating Table*

Table Summary
AAA	5.1%
AA	46.3%
A	12.2%
BBB	36.4%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Intermediate Bond Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMBX

INBD-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Core Bond Fund

MABDX

This Semi-Annual Shareholder Report contains important information about the MoA Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Core Bond Fund	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$2,237,378,900
  Number of Portfolio Holdings537
  Portfolio Turnover Rate19.19%

What did the Fund invest in?

Maturity Weightings (as % of investments)

Table Summary
Less than 1 year	1.2%
1-3 years	9.5%
3-5 years	20.7%
5-10 years	25.7%
More than 10 years	42.9%

Credit Rating Table*

Table Summary
AAA	1.0%
AA	55.4%
A	12.8%
BBB	30.8%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Core Bond Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MABDX

CORE-I-0626

Semi-Annual Shareholder Report  June 30, 2026

MoA Inflation Focused Bond Fund

MOIFX

This Semi-Annual Shareholder Report contains important information about the MoA Inflation Focused Bond Fund (the "Fund") for the period of May 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Inflation Focused Bond Fund	$6Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 1, 2026 (commencement of operations) through June 30, 2026. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Fund Statistics

  Total Net Assets$148,071,820
  Number of Portfolio Holdings44
  Portfolio Turnover Rate12.15%

What did the Fund invest in?

Maturity Weightings (as % of investments)

Table Summary
Less than 1 year	21.7%
1-3 years	17.5%
3-5 years	16.2%
5-10 years	34.7%
More than 10 years	9.4%

Credit Rating Table*

Table Summary
AAA	17.9%
AA	71.8%
A	4.2%
BBB	5.6%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Availability of Additional Information

You can access additional information about the Fund, such as the Fund's prospectus, financial information, holdings, and proxy voting information, at https://moafunds.com/docs.

Householding

To reduce expenses, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you would prefer that your documents not be householded, please contact us at 800-914-8716 or contact your financial intermediary.

MoA Inflation Focused Bond Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MOIFX

INFLBD-I-0626

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of MoA Funds Financial Statements and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

JUNE 30, 2026

MoA Funds Semi-Annual

Financial Statements and

Additional Information (Unaudited)

Equity Funds

•	MoA Equity Index Fund (MAEIX)

•	MoA All America Fund (MAAKX)

•	MoA Small Cap Value Fund (MAVKX)

•	MoA Small Cap Growth Fund (MAGKX)

•	MoA Small Cap Equity Index Fund (MASOX)

•	MoA Mid Cap Value Fund (MAMVX)

•	MoA Mid Cap Growth Fund (MOAGX)

•	MoA Mid Cap Equity Index Fund (MAMEX)

•	MoA Large Cap Value Index Fund (MOLVX)

•	MoA Large Cap Growth Index Fund (MOLGX)

•	MoA International Fund (MAIFX)

•	MoA Catholic Values Index FundTM (MACCX)

Fixed Income Funds

•	MoA Intermediate Bond Fund (MAMBX)

•	MoA Core Bond FundTM (MABDX)

•	MoA US Government Money Market Fund (MAAXX)

•	MoA Inflation Focused Bond Fund (MOIFX)

Asset Allocation Funds

•	MoA Conservative Allocation Fund (MACAX)

•	MoA Moderate Allocation Fund (MAMOX)

•	MoA Aggressive Allocation Fund (MAANX)

•	MoA Balanced Fund (MACHX)

Target Date Funds

•	MoA Retirement Income Fund (MARMX)

•	MoA Clear Passage 2020 FundTM (MURGX)

•	MoA Clear Passage 2025 FundTM (MURHX)

•	MoA Clear Passage 2030 FundTM (MURIX)

•	MoA Clear Passage 2035 FundTM (MURJX)

•	MoA Clear Passage 2040 FundTM (MURLX)

•	MoA Clear Passage 2045 FundTM (MURMX)

•	MoA Clear Passage 2050 FundTM (MURNX)

•	MoA Clear Passage 2055 FundTM (MUROX)

•	MoA Clear Passage 2060 FundTM (MURPX)

•	MoA Clear Passage 2065 FundTM (MURQX)

•	MoA Clear Passage 2070 FundTM (MURUX)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. MoA Funds distributed by Foreside Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

MoAFunds.com

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (98.7%):
Basic Materials (1.4%)
Air Products and Chemicals, Inc.	20,348	$5,965,627
Albemarle Corp.	10,777	1,455,218
CF Industries Holdings, Inc.	14,039	1,519,862
Dow, Inc.	65,860	1,801,930
DuPont de Nemours, Inc.	12,486	1,693,646
Ecolab, Inc.	23,146	6,448,707
Freeport-McMoRan, Inc.	131,360	8,261,230
International Flavors & Fragrances, Inc.	23,329	1,848,123
International Paper Co.	48,386	1,843,507
Linde PLC	42,248	21,924,177
LyondellBasell Industries NV Cl A	23,597	1,242,382
Mosaic Co.	29,044	615,442
Newmont Corp.	97,549	9,111,077
Nucor Corp.	20,811	4,635,650
PPG Industries, Inc.	20,368	2,470,435
Qnity Electronics, Inc.	19,129	3,123,957
Sherwin-Williams Co.	20,960	7,216,947
Steel Dynamics, Inc.	12,388	2,842,551

		84,020,468

Communications (16.1%)
Airbnb, Inc. Cl A*	38,189	5,464,846
Alphabet, Inc. Cl A	535,806	191,480,990
Alphabet, Inc. Cl C	431,885	152,597,927
Amazon.com, Inc.*	894,487	213,192,032
AppLovin Corp. Cl A*	24,584	12,666,414
Arista Networks, Inc.*	94,352	16,028,518
AT&T, Inc.	634,919	13,142,823
Booking Holdings, Inc.	70,806	12,620,461
CDW Corp.	11,674	1,641,831
Charter Communications, Inc. Cl A*	7,642	1,086,769
Ciena Corp.*	12,920	6,338,035
Cisco Systems, Inc.	360,930	42,394,838
Comcast Corp. Cl A	325,557	7,992,424
Corning, Inc.	71,565	18,279,848
DoorDash, Inc. Cl A*	34,579	6,380,863
eBay, Inc.	40,572	4,533,921
EchoStar Corp. Cl A*	12,453	1,263,979
Expedia Group, Inc.	10,462	2,677,017
F5, Inc.*	5,155	2,144,274
FactSet Research Systems, Inc.	3,328	765,706
Fox Corp. Cl A	18,227	950,720
Fox Corp. Cl B	12,706	595,149
Gen Digital, Inc.	50,362	1,253,510
GoDaddy, Inc. Cl A*	12,100	1,027,048
Meta Platforms, Inc. Cl A	200,668	113,034,278
Motorola Solutions, Inc.	15,168	6,299,119

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
Netflix, Inc.*	384,770	$27,472,578
News Corp. Cl A	33,344	827,932
News Corp. Cl B	11,010	308,941
Omnicom Group, Inc.	26,044	1,896,784
Palo Alto Networks, Inc.*	74,107	25,271,969
Paramount Skydance Corp. Cl B	28,822	284,185
Robinhood Markets, Inc. Cl A*	72,296	7,249,843
T-Mobile US, Inc.	42,523	7,132,383
Trade Desk, Inc. Cl A*	39,019	705,464
Uber Technologies, Inc.*	186,007	13,422,265
VeriSign, Inc.	7,484	1,882,675
Verizon Communications, Inc.	381,551	16,154,869
Walt Disney Co.	158,678	15,272,757
Warner Bros Discovery, Inc.*	226,469	6,037,664

		959,773,649

Consumer, Cyclical (7.4%)
Aptiv PLC*	19,338	1,186,966
AutoZone, Inc.*	1,506	4,813,086
Best Buy Co., Inc.	17,906	1,358,707
Carnival Corp. Ltd.	117,552	3,358,461
Carvana Co.*	65,452	4,308,051
Casey’s General Stores, Inc.	3,377	2,684,006
Chipotle Mexican Grill, Inc.*	117,212	3,985,208
Copart, Inc.*	80,983	2,282,911
Costco Wholesale Corp.	40,540	37,923,954
Cummins, Inc.	12,610	8,993,578
Darden Restaurants, Inc.	10,466	2,156,101
Deckers Outdoor Corp.*	12,970	1,287,791
Delta Air Lines, Inc.	59,710	5,592,439
Dollar General Corp.	20,123	2,316,359
Dollar Tree, Inc.*	16,547	2,001,360
Domino’s Pizza, Inc.	2,797	828,024
DR Horton, Inc.	24,099	3,925,245
Fastenal Co.	104,905	5,038,587
Ford Motor Co.	357,636	4,971,140
General Motors Co.	82,392	6,350,775
Genuine Parts Co.	12,575	1,483,599
Hasbro, Inc.	12,283	1,014,453
Hilton Worldwide Holdings, Inc.	20,802	6,874,229
Home Depot, Inc.	91,015	32,099,170
Las Vegas Sands Corp.	27,246	1,258,493
Lennar Corp. Cl A	19,669	1,779,848
Live Nation Entertainment, Inc.*	14,459	2,647,587
Lowe’s Cos., Inc.	51,177	11,284,017

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Lululemon Athletica, Inc.*	9,568	$1,092,474
Marriott International, Inc. Cl A	19,999	7,411,429
McDonald’s Corp.	64,923	17,549,336
MGM Resorts International*	17,534	838,301
NIKE, Inc. Cl B	109,606	4,499,326
Norwegian Cruise Line Holdings Ltd.*	41,953	885,628
NVR, Inc.*	247	1,682,910
O’Reilly Automotive, Inc.*	75,726	6,973,607
PACCAR, Inc.	48,091	5,776,691
PulteGroup, Inc.	17,407	2,388,414
Ralph Lauren Corp.	3,533	1,418,182
Ross Stores, Inc.	29,437	6,265,665
Royal Caribbean Cruises Ltd.	22,791	7,236,826
Southwest Airlines Co.	44,663	2,296,571
Starbucks Corp.	104,142	10,642,271
Tapestry, Inc.	18,462	2,702,468
Target Corp.	41,502	5,420,576
Tesla, Inc.*	257,254	108,201,032
TJX Cos., Inc.	101,047	15,308,621
TKO Group Holdings, Inc.	5,754	1,158,338
Tractor Supply Co.	47,922	1,514,814
Ulta Beauty, Inc.*	3,981	1,795,351
United Airlines Holdings, Inc.*	29,659	4,033,327
Walmart, Inc.	400,602	45,372,183
Williams-Sonoma, Inc.	10,760	2,508,156
WW Grainger, Inc.	3,970	5,400,788
Wynn Resorts Ltd.	7,664	744,098
Yum! Brands, Inc.	25,185	4,026,074

		438,947,602

Consumer, Non-cyclical (12.8%)
Abbott Laboratories	159,162	14,442,360
AbbVie, Inc.	161,444	40,625,768
Agilent Technologies, Inc.	25,824	3,430,202
Align Technology, Inc.*	6,087	1,026,633
Altria Group, Inc.	152,590	10,978,851
Amgen, Inc.	49,316	17,858,310
Archer-Daniels-Midland Co.	44,040	3,364,656
Automatic Data Processing, Inc.	36,526	8,179,998
Avery Dennison Corp.	6,990	1,134,827
Baxter International, Inc.	47,193	1,006,155
Becton Dickinson & Co.	25,178	3,810,187
Biogen, Inc.*	13,491	2,914,865
Bio-Techne Corp.	14,306	1,010,719
Block, Inc.*	48,904	3,716,704
Boston Scientific Corp.*	135,818	5,796,712

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Bristol-Myers Squibb Co.	186,598	$10,751,777
Brown-Forman Corp. Cl B	15,384	409,984
Bunge Global S.A.	12,411	1,324,626
Cardinal Health, Inc.	21,401	5,084,022
Cencora, Inc.	17,779	5,031,101
Centene Corp.*	42,866	2,751,569
Charles River Laboratories International, Inc.*	4,402	998,330
Church & Dwight Co., Inc.	21,652	2,097,646
Cigna Group	24,172	6,663,737
Cintas Corp.	31,074	5,285,066
Clorox Co.	11,050	1,054,612
Coca-Cola Co.	353,834	28,756,089
Colgate-Palmolive Co.	73,119	6,703,550
Constellation Brands, Inc. Cl A	12,744	1,772,563
Cooper Cos., Inc.*	17,828	1,278,446
Corpay, Inc.*	5,972	1,990,288
Corteva, Inc.	61,115	5,175,829
CVS Health Corp.	116,590	12,061,236
Danaher Corp.	57,559	10,963,838
DaVita, Inc.*	2,934	652,756
Dexcom, Inc.*	35,260	2,374,761
Edwards Lifesciences Corp.*	52,614	4,759,462
Elevance Health, Inc.	19,843	7,673,883
Eli Lilly & Co.	72,284	86,699,598
Equifax, Inc.	10,880	1,726,874
Estee Lauder Cos., Inc. Cl A	22,597	1,784,033
GE HealthCare Technologies, Inc.	41,567	2,660,704
General Mills, Inc.	48,767	1,697,092
Gilead Sciences, Inc.	113,451	14,333,399
Global Payments, Inc.	21,247	1,541,682
HCA Healthcare, Inc.	14,190	5,532,539
Henry Schein, Inc.*	8,847	738,901
Hershey Co.	13,545	2,376,470
Hormel Foods Corp.	26,651	661,478
Humana, Inc.	10,970	4,357,503
IDEXX Laboratories, Inc.*	7,209	3,795,106
Incyte Corp.*	15,334	1,738,262
Insulet Corp.*	6,329	963,590
Intuitive Surgical, Inc.*	32,362	12,869,720
IQVIA Holdings, Inc.*	15,251	2,946,798
J M Smucker Co.	9,745	1,096,313
Johnson & Johnson	219,964	55,864,257
Kenvue, Inc.	175,445	3,352,754
Keurig Dr Pepper, Inc.	124,324	4,069,125
Kimberly-Clark Corp.	30,332	3,329,544
Kraft Heinz Co.	78,015	1,842,714

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Kroger Co.	51,833	$2,878,287
Labcorp Holdings, Inc.	7,493	2,098,040
McCormick & Co., Inc.	23,208	1,170,147
McKesson Corp.	10,984	8,299,510
Medtronic PLC	117,317	9,177,709
Merck & Co., Inc.	225,685	29,000,523
Moderna, Inc.*	32,268	2,259,728
Molson Coors Beverage Co. Cl B	14,660	571,154
Mondelez International, Inc. Cl A	117,297	6,784,458
Monster Beverage Corp.*	65,238	6,270,677
Moody’s Corp.	13,729	6,218,139
PayPal Holdings, Inc.	80,604	3,480,481
PepsiCo, Inc.	124,892	16,910,377
Pfizer, Inc.	520,799	12,540,840
Philip Morris International, Inc.	142,417	25,764,659
Procter & Gamble Co.	212,781	31,202,206
Quanta Services, Inc.	13,713	9,873,909
Quest Diagnostics, Inc.	10,116	2,144,086
Regeneron Pharmaceuticals, Inc.	9,130	5,692,920
ResMed, Inc.	13,255	2,583,134
Revvity, Inc.	10,194	1,134,184
Rollins, Inc.	26,836	1,120,135
S&P Global, Inc.	27,705	11,283,138
Solventum Corp.*	13,450	1,037,668
STERIS PLC	8,962	1,887,128
Stryker Corp.	31,527	9,925,961
Sysco Corp.	43,695	3,652,028
Thermo Fisher Scientific, Inc.	33,958	17,025,183
Tyson Foods, Inc. Cl A	25,780	1,475,905
United Rentals, Inc.	5,725	6,485,795
UnitedHealth Group, Inc.	82,983	34,490,224
Universal Health Services, Inc. Cl B	4,870	724,120
Verisk Analytics, Inc.	11,972	2,149,333
Vertex Pharmaceuticals, Inc.*	23,191	11,519,665
Viatris, Inc.	106,414	1,689,854
Waters Corp.*	8,972	3,364,859
West Pharmaceutical Services, Inc.	6,456	2,317,704
Zimmer Biomet Holdings, Inc.	17,677	1,521,813
Zoetis, Inc.	38,308	2,752,813

		761,369,068

Energy (3.0%)
APA Corp.	32,300	1,052,011
Baker Hughes Co.	90,653	5,031,242

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Chevron Corp.	171,068	$28,356,232
ConocoPhillips	111,325	11,573,347
Devon Energy Corp.	105,354	4,353,227
Diamondback Energy, Inc.	17,737	3,117,810
EOG Resources, Inc.	48,671	6,314,089
EQT Corp.	57,154	3,038,878
Expand Energy Corp.	21,860	1,993,413
Exxon Mobil Corp.	378,754	51,783,247
First Solar, Inc.*	9,819	2,316,891
Halliburton Co.	76,337	2,591,641
Kinder Morgan, Inc.	178,903	5,719,529
Marathon Petroleum Corp.	26,677	6,820,509
Occidental Petroleum Corp.	66,348	3,222,522
ONEOK, Inc.	57,571	5,005,223
Phillips 66	36,636	6,193,316
SLB Ltd.	136,615	6,351,231
Targa Resources Corp.	19,614	5,259,298
Texas Pacific Land Corp.	5,294	2,316,866
Valero Energy Corp.	27,132	7,066,258
Williams Cos., Inc.	111,754	8,307,792

		177,784,572

Financial (12.6%)
Aflac, Inc.	41,859	4,907,968
Alexandria Real Estate Equities, Inc.	14,332	757,446
Allstate Corp.	23,522	5,596,825
American Express Co.	48,632	16,449,774
American International Group, Inc.	48,448	3,610,829
American Tower Corp.	42,571	6,963,338
Ameriprise Financial, Inc.	8,215	3,768,713
Aon PLC Cl A	19,517	6,473,594
Apollo Global Management, Inc.	42,145	4,986,175
Arch Capital Group Ltd.*	31,797	3,086,217
Ares Management Corp. Cl A	19,274	2,145,389
Arthur J Gallagher & Co.	23,474	5,388,926
Assurant, Inc.	4,528	1,215,904
AvalonBay Communities, Inc.	12,695	2,395,420
Bank of America Corp.	596,589	33,993,641
Bank of New York Mellon Corp.	62,720	9,069,939
Berkshire Hathaway, Inc. Cl B*	167,523	83,826,834
Blackrock, Inc.	13,192	12,684,900
Blackstone, Inc.	67,883	7,987,793
Brown & Brown, Inc.	26,635	1,708,635

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
BXP, Inc.	13,553	$898,699
Camden Property Trust	9,186	1,051,705
Capital One Financial Corp.	56,863	11,407,855
Cboe Global Markets, Inc.	9,563	2,320,653
CBRE Group, Inc. Cl A*	26,756	3,603,766
Charles Schwab Corp.	149,383	13,783,569
Chubb Ltd.	32,960	11,230,790
Cincinnati Financial Corp.	14,134	2,616,769
Citigroup, Inc.	155,851	21,812,906
Citizens Financial Group, Inc.	38,642	2,707,645
CME Group, Inc.	33,112	7,312,123
Coinbase Global, Inc. Cl A*	20,324	2,971,166
CoStar Group, Inc.*	37,314	1,056,732
Crown Castle, Inc.	39,881	3,020,188
Digital Realty Trust, Inc.	30,184	5,420,443
Equinix, Inc.	9,012	9,394,019
Equity Residential	31,156	2,116,427
Erie Indemnity Co. Cl A	2,321	556,460
Essex Property Trust, Inc.	5,872	1,712,216
Everest Group Ltd.	3,615	1,291,386
Extra Space Storage, Inc.	19,305	2,805,017
Federal Realty Investment Trust	7,184	886,793
Fifth Third Bancorp	82,817	4,668,394
Franklin Resources, Inc.	28,014	932,026
Globe Life, Inc.	7,094	1,267,556
Goldman Sachs Group, Inc.	26,956	27,262,490
Hartford Insurance Group, Inc.	25,050	3,319,626
Healthpeak Properties, Inc.	62,998	1,348,157
Host Hotels & Resorts, Inc.	58,201	1,379,946
Huntington Bancshares, Inc.	185,234	3,284,199
Interactive Brokers Group, Inc. Cl A	40,708	3,543,224
Intercontinental Exchange, Inc.	51,675	6,361,709
Invesco Ltd.	40,508	1,069,006
Invitation Homes, Inc.	49,940	1,508,687
Iron Mountain, Inc.	27,186	3,433,864
JPMorgan Chase & Co.	244,846	80,145,441
KeyCorp	84,213	1,941,110
Kimco Realty Corp.	61,624	1,562,168
KKR & Co., Inc.	63,175	5,798,202
Loews Corp.	15,419	1,745,585
M&T Bank Corp.	13,382	3,185,050

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Marsh & McLennan Cos., Inc.	44,026	$7,337,813
Mastercard, Inc. Cl A	73,729	37,867,214
MetLife, Inc.	49,388	4,178,719
Mid-America Apartment Communities, Inc.	10,635	1,477,627
Morgan Stanley	109,538	22,897,824
Nasdaq, Inc.	40,826	3,217,905
Northern Trust Corp.	16,910	2,939,634
PNC Financial Services Group, Inc.	36,694	9,034,797
Principal Financial Group, Inc.	17,962	1,935,944
Progressive Corp.	53,394	11,663,919
Prologis, Inc.	85,195	11,541,367
Prudential Financial, Inc.	31,707	3,422,137
Public Storage	14,437	4,595,441
Raymond James Financial, Inc.	15,849	2,409,523
Realty Income Corp.	85,208	5,279,488
Regency Centers Corp.	15,058	1,200,725
Regions Financial Corp.	77,980	2,354,996
SBA Communications Corp.	9,692	1,710,250
Simon Property Group, Inc.	29,632	6,627,197
State Street Corp.	25,290	4,289,184
Synchrony Financial	30,736	2,337,473
T Rowe Price Group, Inc.	19,579	2,225,937
Travelers Cos., Inc.	19,431	6,414,562
Truist Financial Corp.	113,845	5,671,758
UDR, Inc.	27,018	1,078,559
US Bancorp	141,845	8,567,438
Ventas, Inc.	44,424	3,944,851
VICI Properties, Inc.	99,860	2,651,283
Visa, Inc. Cl A	151,660	52,033,029
W R Berkley Corp.	26,874	1,895,423
Wells Fargo & Co.	279,632	23,108,789
Welltower, Inc.	64,505	14,640,700
Weyerhaeuser Co.	65,887	1,577,335
Willis Towers Watson PLC	8,631	2,255,884

		755,136,752

Industrial (8.5%)
3M Co.	47,660	7,716,631
A O Smith Corp.	10,232	641,751
Allegion PLC	7,853	1,103,268
Amcor PLC	42,248	1,831,451
AMETEK, Inc.	20,944	5,067,191
Amphenol Corp. Cl A	112,416	19,821,189
Axon Enterprise, Inc.*	7,365	4,128,893
Ball Corp.	24,329	1,518,130

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Boeing Co.*	72,032	$15,592,767
Builders FirstSource, Inc.*	9,829	879,499
Carrier Global Corp.	71,343	5,233,009
Caterpillar, Inc.	42,088	44,819,511
CH Robinson Worldwide, Inc.	10,771	2,028,610
Coherent Corp.*	17,877	7,051,940
Comfort Systems USA, Inc.	3,211	6,364,041
CRH PLC	61,059	6,533,313
CSX Corp.	169,792	8,070,214
Deere & Co.	22,954	14,560,411
Dover Corp.	12,305	2,759,765
Eaton Corp. PLC	35,482	15,119,590
EMCOR Group, Inc.	4,061	3,370,143
Emerson Electric Co.	51,181	7,326,560
Expeditors International of Washington, Inc.	11,952	1,947,937
FedEx Corp.	20,059	6,281,075
FedEx Freight Holding Co., Inc.*	9,933	1,499,883
Flex Ltd.*	33,597	5,445,066
Fortive Corp.	27,858	1,701,845
Garmin Ltd.	14,980	3,558,349
GE Vernova, Inc.	24,555	28,848,687
Generac Holdings, Inc.*	5,380	1,575,318
General Dynamics Corp.	23,194	8,216,242
General Electric Co.	95,338	35,630,671
Honeywell Aerospace, Inc.*	28,951	6,400,376
Honeywell International, Inc.	28,951	6,482,017
Howmet Aerospace, Inc.	36,560	9,829,522
Hubbell, Inc.	4,828	2,526,010
Huntington Ingalls Industries, Inc.	3,601	1,007,884
IDEX Corp.	6,764	1,535,090
Illinois Tool Works, Inc.	23,924	6,470,724
Ingersoll Rand, Inc.	32,541	2,668,037
Jabil, Inc.	9,641	3,716,413
Jacobs Solutions, Inc.	10,790	1,359,540
JB Hunt Transport Services, Inc.	6,808	1,970,439
Johnson Controls International PLC	55,751	8,145,779
Keysight Technologies, Inc.*	15,672	5,486,297
L3Harris Technologies, Inc.	17,024	4,947,004
Lennox International, Inc.	2,894	1,658,117
Lockheed Martin Corp.	18,541	9,445,898

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Martin Marietta Materials, Inc.	5,487	$3,164,353
Masco Corp.	18,434	1,499,975
Mettler-Toledo International, Inc.*	1,846	2,358,283
Nordson Corp.	4,843	1,461,085
Norfolk Southern Corp.	20,523	6,456,331
Northrop Grumman Corp.	12,200	6,213,582
Old Dominion Freight Line, Inc.	16,724	3,622,418
Otis Worldwide Corp.	35,063	2,510,511
Packaging Corp. of America	8,091	1,927,923
Parker-Hannifin Corp.	11,522	11,269,899
Pentair PLC	14,768	1,132,115
Republic Services, Inc.	18,274	3,893,824
Rockwell Automation, Inc.	10,168	5,033,973
RTX Corp.	123,056	23,347,415
Smurfit WestRock PLC	47,923	2,216,918
Snap-on, Inc.	4,734	1,904,962
Stanley Black & Decker, Inc.	14,206	1,337,069
TE Connectivity PLC	26,673	5,377,543
Teledyne Technologies, Inc.*	4,233	2,822,988
Textron, Inc.	15,890	1,457,590
Trane Technologies PLC	20,200	9,921,432
TransDigm Group, Inc.	5,112	6,809,388
Trimble, Inc.*	21,302	1,090,236
Union Pacific Corp.	54,252	14,756,544
United Parcel Service, Inc. Cl B	68,221	7,333,757
Veralto Corp.	22,443	1,990,245
Vertiv Holdings Co. Cl A	35,099	11,751,847
Vulcan Materials Co.	11,857	3,497,934
Waste Management, Inc.	33,760	7,524,429
Westinghouse Air Brake Technologies Corp.	15,505	4,180,148
Xylem, Inc.	21,720	2,567,521

		510,324,335

Technology (34.7%)
Accenture PLC Cl A	56,100	6,981,084
Adobe, Inc.*	36,935	7,572,414
Advanced Micro Devices, Inc.*	148,999	86,555,009
Akamai Technologies, Inc.*	13,285	1,570,420
Analog Devices, Inc.	44,611	17,718,151
Apple, Inc.	1,342,087	388,346,294
Applied Materials, Inc.	72,517	52,429,791
Autodesk, Inc.*	19,294	3,751,140
Broadcom, Inc.	432,641	163,430,138

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Broadridge Financial Solutions, Inc.	10,569	$1,447,425
Cadence Design Systems, Inc.*	25,203	9,459,190
Cognizant Technology Solutions Corp. Cl A	43,301	1,677,048
Crowdstrike Holdings, Inc. Cl A*	23,259	17,749,873
Datadog, Inc. Cl A*	30,229	7,870,423
Dell Technologies, Inc. Cl C	26,434	11,405,214
Electronic Arts, Inc.	20,581	4,219,928
Fair Isaac Corp.*	2,119	2,531,739
Fidelity National Information Services, Inc.	47,231	1,836,341
Fiserv, Inc.*	48,728	2,390,108
Fortinet, Inc.*	56,906	8,741,900
Gartner, Inc.*	6,118	793,015
Hewlett Packard Enterprise Co.	121,245	5,469,362
HP, Inc.	83,569	1,833,504
Intel Corp.*	431,705	60,278,969
International Business Machines Corp.	85,883	24,151,158
Intuit, Inc.	25,271	6,595,731
Jack Henry & Associates, Inc.	6,492	894,208
KLA Corp.	119,364	36,013,313
Lam Research Corp.	114,274	49,518,352
Leidos Holdings, Inc.	11,494	1,183,537
Lumentum Holdings, Inc.*	7,109	6,099,949
Marvell Technology, Inc.	80,006	23,832,987
Microchip Technology, Inc.	49,448	4,509,658
Micron Technology, Inc.	103,049	118,948,430
Microsoft Corp.	678,788	253,201,500
Monolithic Power Systems, Inc.	4,490	6,206,796
MSCI, Inc.	6,652	3,725,386
NetApp, Inc.	18,032	2,790,632
NVIDIA Corp.	2,213,201	442,839,388
NXP Semiconductors NV	23,071	6,483,643
ON Semiconductor Corp.*	35,811	3,385,572
Oracle Corp.	155,055	22,723,310
Palantir Technologies, Inc. Cl A*	209,808	24,478,299
Paychex, Inc.	29,466	2,897,392
PTC, Inc.*	10,555	1,199,154
QUALCOMM, Inc.	96,312	17,797,495
Roper Technologies, Inc.	9,222	3,120,633
Salesforce, Inc.	74,752	11,710,648

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Sandisk Corp.*	13,532	$30,768,114
Seagate Technology Holdings PLC	20,490	19,772,850
ServiceNow, Inc.*	94,237	9,355,849
Skyworks Solutions, Inc.	13,744	931,843
Super Micro Computer, Inc.*	51,425	1,508,295
Synopsys, Inc.*	17,505	7,808,455
Take-Two Interactive Software, Inc.*	15,906	3,976,182
Teradyne, Inc.	14,305	6,921,331
Texas Instruments, Inc.	83,162	24,788,097
Tyler Technologies, Inc.*	3,854	1,127,141
Veeva Systems, Inc. Cl A*	13,720	2,434,888
Western Digital Corp.	31,497	20,117,764
Workday, Inc. Cl A*	18,614	2,278,726
Zebra Technologies Corp. Cl A*	4,353	1,145,971

		2,073,301,157

Utilities (2.2%)
AES Corp.	65,167	955,348
Alliant Energy Corp.	23,601	1,800,520
Ameren Corp.	25,289	2,858,669
American Electric Power Co., Inc.	49,719	6,802,056
American Water Works Co., Inc.	17,845	2,348,045
Atmos Energy Corp.	15,253	2,627,634
CenterPoint Energy, Inc.	59,776	2,632,535
CMS Energy Corp.	28,229	2,159,519
Consolidated Edison, Inc.	33,676	3,725,576
Constellation Energy Corp.	29,212	7,255,384
Dominion Energy, Inc .	80,363	5,487,989
DTE Energy Co.	19,009	2,896,401
Duke Energy Corp.	71,238	9,017,306
Edison International	35,162	2,617,811
Entergy Corp.	41,841	4,805,857
Evergy, Inc.	21,064	1,820,562
Eversource Energy	34,366	2,483,631
Exelon Corp.	93,498	4,358,877
FirstEnergy Corp.	47,570	2,261,478
NextEra Energy, Inc.	190,553	16,724,837
NiSource, Inc.	43,810	2,083,166
NRG Energy, Inc.	19,279	2,815,891
PG&E Corp.	201,233	3,384,739
Pinnacle West Capital Corp.	11,074	1,184,918
PPL Corp.	68,748	2,498,990
Public Service Enterprise Group, Inc.	45,536	3,695,702
Sempra	59,733	5,537,846

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Southern Co.	103,009	$9,858,991
Vistra Corp.	28,963	4,594,401
WEC Energy Group, Inc.	29,764	3,475,542
Xcel Energy, Inc.	57,044	4,580,633

		129,350,854

Total Common Stocks (Cost: $2,503,237,082)		5,890,008,457

	Shares	Value
RIGHTS (–%):
Financial (–%)
Hologic, Inc. — contingent value rights‡*	22,974	$0

Total Rights (Cost: $—)		0

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.3%):
U.S. Government (1.3%)
U.S. Treasury Bill	A-1+	3.57	07/09/26	$15,000,000	$14,988,105
U.S. Treasury Bill	A-1+	3.59	07/14/26	10,000,000	9,987,081
U.S. Treasury Bill	A-1+	3.65	08/04/26	35,000,000	34,880,213
U.S. Treasury Bill	A-1+	3.65	07/28/26	6,500,000	6,482,417
U.S. Treasury Bill(1)	A-1+	3.68	11/05/26	8,000,000	7,894,037

					74,231,853

Commercial Paper (0.0%)(2)
Madison Gas And Electric Co.	A-1+	3.62	07/01/26	2,500,000	2,500,000

Total Short-Term Debt Securities (Cost: $76,735,805)					76,731,853

Total Investments (Cost: $2,579,972,887) 100.0%					5,966,740,310

Other Net Assets 0.0%(2)					1,355,301

Net Assets 100.0%					$5,968,095,611

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
‡	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS- EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2026, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

E-mini S&P 500 Stock Index	212	P	September 2026	$80,011,450	$425,464	1.3%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (98.2%):
Basic Materials (2.3%)
Air Products and Chemicals, Inc.	366	$107,304
Alamos Gold, Inc. Cl A	11,329	343,722
Albemarle Corp.	194	26,196
Arcosa, Inc.	813	118,121
CF Industries Holdings, Inc.	252	27,281
Commercial Metals Co.	2,854	179,088
Dow, Inc.	1,181	32,312
DuPont de Nemours, Inc.	2,833	384,268
Ecolab, Inc.	416	115,902
Freeport-McMoRan, Inc.	30,571	1,922,610
Hudbay Minerals, Inc.	3,147	74,301
Innospec, Inc.	2,656	216,172
International Flavors & Fragrances, Inc.	419	33,193
International Paper Co.	868	33,071
Linde PLC	759	393,875
LyondellBasell Industries NV Cl A	423	22,271
Mosaic Co.	522	11,061
Newmont Corp.	17,338	1,619,369
Nucor Corp.	374	83,308
PPG Industries, Inc.	366	44,392
Qnity Electronics, Inc.	4,257	695,211
Quaker Chemical Corp.	2,765	439,276
Sherwin-Williams Co.	377	129,809
SSR Mining, Inc.*	3,377	95,502
Steel Dynamics, Inc.	223	51,170

		7,198,785

Communications (10.5%)
Airbnb, Inc. Cl A*	686	98,167
Alphabet, Inc. Cl A	22,328	7,979,357
Alphabet, Inc. Cl C	7,751	2,738,661
Amazon.com, Inc.*	20,232	4,822,095
AppLovin Corp. Cl A*	442	227,732
Arista Networks, Inc.*	9,351	1,588,548
AT&T, Inc.	51,174	1,059,302
Booking Holdings, Inc.	8,199	1,461,390
CDW Corp.	210	29,534
Charter Communications, Inc. Cl A*	138	19,625
Ciena Corp.*	231	113,319
Cisco Systems, Inc.	6,478	760,906
Comcast Corp. Cl A	34,051	835,952
Corning, Inc.	5,911	1,509,847
DoorDash, Inc. Cl A*	620	114,409
eBay, Inc.	729	81,466
EchoStar Corp. Cl A*	223	22,635
Expedia Group, Inc.	188	48,105
F5, Inc.*	93	38,684

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
FactSet Research
Systems, Inc.	60	$13,805
Fox Corp. Cl A	24,399	1,272,652
Fox Corp. Cl B	229	10,726
Gen Digital, Inc.	30,228	752,375
GoDaddy, Inc. Cl A*	218	18,504
Meta Platforms, Inc. Cl A	3,601	2,028,407
Motorola Solutions, Inc.	272	112,959
Netflix, Inc.*	6,906	493,088
News Corp. Cl A	599	14,873
News Corp. Cl B	198	5,556
Omnicom Group, Inc.	468	34,084
Palo Alto Networks, Inc.*	5,315	1,812,521
Paramount Skydance Corp. Cl B	517	5,098
Q2 Holdings, Inc.*	1,628	78,307
Reddit, Inc. Cl A*	4,025	698,659
Robinhood Markets, Inc. Cl A*	1,298	130,163
Telephone and Data Systems, Inc.	3,766	139,380
T-Mobile US, Inc.	4,615	774,074
Trade Desk, Inc. Cl A*	701	12,674
Uber Technologies, Inc.*	3,339	240,942
VeriSign, Inc	135	33,961
Verizon Communications, Inc.	6,848	289,944
Walt Disney Co.	2,848	274,120
Warner Bros Discovery, Inc.*	4,065	108,373

		32,904,979

Consumer, Cyclical (6.8%)
Aptiv PLC*	348	21,360
AutoZone, Inc.*	28	89,486
Best Buy Co., Inc.	321	24,358
Boot Barn Holdings, Inc.*	469	77,043
Brunswick Corp.	2,792	235,198
Carnival Corp. Ltd.	2,110	60,283
Carvana Co.*	1,174	77,273
Casey’s General Stores, Inc.	61	48,482
Chipotle Mexican Grill, Inc.*	2,104	71,536
Copart, Inc.*	1,454	40,988
Costco Wholesale Corp.	728	681,022
Cummins, Inc.	227	161,899
Darden Restaurants, Inc.	188	38,730
Deckers Outdoor Corp.*	233	23,135
Delta Air Lines, Inc.	1,071	100,310
Dollar General Corp	2,864	329,675
Dollar Tree, Inc.*	297	35,922
Domino’s Pizza, Inc.	51	15,098

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
DR Horton, Inc.	433	$70,527
Fastenal Co.	8,671	416,468
First Watch Restaurant Group, Inc.*	7,796	100,490
Ford Motor Co.	6,419	89,224
General Motors Co.	1,479	114,001
Genuine Parts Co.	226	26,663
Hasbro, Inc.	220	18,170
Hilton Worldwide Holdings, Inc.	2,769	915,044
Home Depot, Inc.	1,982	699,012
IMAX Corp.*	2,364	94,229
Installed Building Products, Inc.	1,618	371,881
Las Vegas Sands Corp.	489	22,587
Lennar Corp. Cl A	353	31,943
Live Nation Entertainment, Inc.*	259	47,426
Lowe’s Cos., Inc.	919	202,630
Lululemon Athletica, Inc.*	172	19,639
M/I Homes, Inc.*	637	102,423
Marriott International, Inc. Cl A	359	133,042
McDonald’s Corp.	1,166	315,181
Meritage Homes Corp.	1,211	101,542
MGM Resorts International*	315	15,060
Murphy USA, Inc.	1,221	657,960
NIKE, Inc. Cl B	1,966	80,704
Norwegian Cruise Line Holdings Ltd.*	752	15,875
NVR, Inc.*	102	694,967
Ollie’s Bargain Outlet Holdings, Inc.*	787	60,505
OneSpaWorld Holdings Ltd.	4,834	136,512
O’Reilly Automotive, Inc.*	1,359	125,150
PACCAR, Inc.	864	103,784
PulteGroup, Inc.	313	42,947
Pursuit Attractions and Hospitality, Inc.*	1,428	79,925
Ralph Lauren Corp.	6,063	2,433,749
Ross Stores, Inc.	3,894	828,838
Royal Caribbean Cruises Ltd.	2,582	819,862
Southwest Airlines Co.	802	41,239
Starbucks Corp.	1,869	190,993
Tapestry, Inc	12,080	1,768,270
Target Corp.	745	97,304
Tesla, Inc.*	4,617	1,941,910
TJX Cos., Inc.	7,064	1,070,196
TKO Group Holdings, Inc.	104	20,936

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Tractor Supply Co.	861	$27,216
Ulta Beauty, Inc.*	72	32,471
United Airlines Holdings, Inc.*	532	72,347
Vail Resorts, Inc.	1,070	145,681
Viking Holdings Ltd.*	4,074	426,426
VSE Corp.	878	200,623
Walmart, Inc.	13,068	1,480,082
Williams-Sonoma, Inc.	194	45,221
Wingstop, Inc.	1,437	249,190
WW Grainger, Inc.	72	97,949
Wyndham Hotels & Resorts, Inc.	10,941	921,342
Wynn Resorts Ltd.	138	13,398
Yum! Brands, Inc.	2,451	391,817

		21,354,369

Consumer, Non-cyclical (15.0%)
Abbott Laboratories	2,857	259,244
AbbVie, Inc.	9,186	2,311,565
Addus HomeCare Corp.*	1,639	164,670
Agilent Technologies, Inc.	464	61,633
Align Technology, Inc.*	109	18,384
Alkermes PLC*	1,638	85,823
Alnylam Pharmaceuticals, Inc.*	1,481	445,825
Altria Group, Inc.	2,739	197,071
Amgen, Inc.	885	320,476
Annexon, Inc.*	13,075	74,658
Archer-Daniels-Midland Co.	6,909	527,848
Arrowhead Pharmaceuticals, Inc.*	6,663	543,101
Automatic Data Processing, Inc.	656	146,911
Avery Dennison Corp.	126	20,456
Axsome Therapeutics, Inc.*	1,175	287,605
Baxter International, Inc.	846	18,037
Becton Dickinson & Co.	2,427	367,278
Biogen, Inc.*	242	52,287
BioLife Solutions, Inc.*	15,877	448,366
BioMarin Pharmaceutical, Inc.*	3,885	222,300
Bio-Techne Corp.	257	18,157
Block, Inc.*	878	66,728
Boston Scientific Corp.*	2,438	104,054
Bristol-Myers Squibb Co.	26,671	1,536,783
Brown-Forman Corp. Cl B	277	7,382
Bunge Global S.A.	223	23,801
Cardinal Health, Inc.	385	91,461
Cencora, Inc.	2,672	756,123
Centene Corp.*	769	49,362

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Charles River Laboratories International, Inc.*	79	$17,916
Church & Dwight Co., Inc.	389	37,686
Cigna Group	2,629	724,763
Cintas Corp.	558	94,905
Clorox Co.	198	18,897
Coca-Cola Co.	6,350	516,065
Coca-Cola Consolidated, Inc.	821	156,745
Cogent Biosciences, Inc.*	3,260	126,162
Colgate-Palmolive Co.	10,889	998,304
Concentra Group Holdings Parent, Inc.	9,126	271,498
Constellation Brands, Inc. Cl A	229	31,852
Cooper Cos., Inc.*	320	22,947
Corpay, Inc.*	2,787	928,823
Corteva, Inc.	8,113	687,090
Crimson Wine Group Ltd.*	16,137	71,261
CVS Health Corp.	8,387	867,635
Cytokinetics, Inc.*	2,443	208,119
Danaher Corp.	6,315	1,202,881
DaVita, Inc.*	53	11,791
Dexcom, Inc.*	632	42,565
Dianthus Therapeutics, Inc.*	1,884	183,652
Edwards Lifesciences Corp.*	945	85,485
Elevance Health, Inc.	357	138,063
Eli Lilly & Co.	2,783	3,338,014
Encompass Health Corp.	4,059	410,284
Equifax, Inc.	196	31,109
Estee Lauder Cos., Inc. Cl A	406	32,054
GE HealthCare Technologies, Inc.	746	47,751
General Mills, Inc.	876	30,485
Gilead Sciences, Inc.	11,527	1,456,321
Global Payments, Inc.	382	27,718
Guardant Health, Inc.*	642	96,319
HCA Healthcare, Inc.	2,561	998,508
HealthEquity, Inc.*	7,090	640,369
Henry Schein, Inc.*	159	13,280
Hershey Co.	1,876	329,144
Hormel Foods Corp.	479	11,889
Humana, Inc.	197	78,252
IDEXX Laboratories, Inc.*	2,471	1,300,833
Incyte Corp.*	275	31,174
Insmed, Inc.*	4,669	497,809
Insulet Corp.*	1,022	155,600

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Intuitive Surgical, Inc.*	581	$231,052
Ionis Pharmaceuticals, Inc.*	4,385	347,687
IQVIA Holdings, Inc.*	3,440	664,677
IRhythm Holdings, Inc.*	608	72,322
J M Smucker Co.	175	19,688
Johnson & Johnson	12,208	3,100,466
Kenvue, Inc.	3,149	60,177
Keurig Dr Pepper, Inc.	2,232	73,053
Kimberly-Clark Corp.	545	59,825
Kiniksa Pharmaceuticals International PLC*	1,290	82,495
Kraft Heinz Co.	1,401	33,092
Kroger Co.	931	51,698
Krystal Biotech, Inc.*	940	349,370
Labcorp Holdings, Inc.	135	37,800
Lamb Weston Holdings, Inc.	14,741	636,516
Lantheus Holdings, Inc.*	713	79,100
Legend Biotech Corp.*	4,347	125,541
LeMaitre Vascular, Inc.	1,628	156,223
Madrigal Pharmaceuticals, Inc.*	349	187,396
McCormick & Co., Inc.	417	21,025
McKesson Corp.	1,226	926,366
Medtronic PLC	2,106	164,752
Merck & Co., Inc.	4,051	520,554
Mirum Pharmaceuticals, Inc.*	906	106,065
Moderna, Inc.*	579	40,547
Molson Coors Beverage Co. Cl B	264	10,285
Mondelez International, Inc. Cl A	2,105	121,753
Monster Beverage Corp.*	6,606	634,969
Moody’s Corp.	247	111,871
Neogen Corp.*	10,280	92,417
Nomad Foods Ltd.	5,841	63,959
Omnicell, Inc.*	3,283	136,310
Option Care Health, Inc.*	2,183	45,778
OrthoPediatrics Corp.*	4,475	85,607
Oruka Therapeutics, Inc.*	852	81,085
Palvella Therapeutics, Inc.*	1,048	160,155
Paylocity Holding Corp.*	2,365	247,213
PayPal Holdings, Inc.	1,447	62,481
PepsiCo, Inc.	2,242	303,567
Performance Food Group Co.*	8,626	964,301
Pfizer, Inc.	9,346	225,052
Philip Morris International, Inc.	10,496	1,898,831

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Praxis Precision Medicines, Inc.*	494	$165,386
Procter & Gamble Co.	3,819	560,018
Protagonist Therapeutics, Inc.*	902	110,567
Quanta Services, Inc.	1,352	973,494
Quest Diagnostics, Inc.	181	38,363
Regeneron Pharmaceuticals, Inc.	164	102,261
ResMed, Inc.	238	46,381
Revvity, Inc.	183	20,361
Rhythm Pharmaceuticals, Inc.*	864	95,930
Rollins, Inc.	482	20,119
S&P Global, Inc.	498	202,815
Shift4 Payments, Inc. Cl A*	10,697	520,302
Sionna Therapeutics, Inc.*	1,105	48,609
Solventum Corp.*	242	18,670
STERIS PLC	161	33,902
Stevanato Group SpA	20,199	364,996
Stryker Corp.	566	178,199
Supernus Pharmaceuticals, Inc.*	5,684	264,363
Sysco Corp.	785	65,610
Tarsus Pharmaceuticals, Inc.*	1,906	119,964
Tenet Healthcare Corp.*	717	134,136
TG Therapeutics, Inc.*	2,258	124,055
Thermo Fisher Scientific, Inc.	610	305,830
Tyson Foods, Inc. Cl A	463	26,507
United Rentals, Inc.	103	116,688
United Therapeutics Corp.*	930	503,902
UnitedHealth Group, Inc.	1,489	618,873
Universal Health Services, Inc. Cl B	2,211	328,754
Vericel Corp.*	4,610	205,099
Verisk Analytics, Inc.	2,664	478,268
Vertex Pharmaceuticals, Inc.*	417	207,136
Viatris, Inc.	1,909	30,315
Waters Corp.*	162	60,756
West Pharmaceutical Services, Inc.	116	41,644
Xenon Pharmaceuticals, Inc.*	3,533	213,252
Zimmer Biomet Holdings, Inc.	318	27,377

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Zoetis, Inc.	688	$49,440

		47,014,870

Energy (4.2%)
APA Corp.	580	18,891
Baker Hughes Co.	13,118	728,049
Cheniere Energy, Inc.	4,568	1,091,798
Chevron Corp.	3,070	508,883
ConocoPhillips	8,153	847,586
Devon Energy Corp.	27,499	1,136,259
Diamondback Energy, Inc.	319	56,074
EOG Resources, Inc.	874	113,384
EQT Corp.	1,025	54,499
Expand Energy Corp.	15,166	1,382,987
Exxon Mobil Corp.	6,798	929,423
First Solar, Inc.*	176	41,529
Halliburton Co.	1,370	46,511
Kinder Morgan, Inc.	3,211	102,656
Marathon Petroleum Corp.	3,647	932,428
Noble Corp. PLC	2,779	103,657
Northern Oil & Gas, Inc.	14,619	265,335
Occidental Petroleum Corp.	1,190	57,798
ONEOK, Inc.	1,034	89,896
Ovintiv, Inc.	4,656	245,138
Permian Resources Corp. Cl A	14,109	259,747
Phillips 66	658	111,235
SLB Ltd.	2,452	113,993
Targa Resources Corp.	352	94,385
TechnipFMC PLC	5,990	397,137
Texas Pacific Land Corp.	95	41,576
Tidewater, Inc.*	5,740	382,456
Valaris Ltd.*	1,558	113,111
Valero Energy Corp.	4,504	1,173,022
Williams Cos., Inc.	23,256	1,728,851

		13,168,294

Financial (14.1%)
Aflac, Inc.	752	88,172
Alexandria Real Estate Equities, Inc.	257	13,582
Allstate Corp.	2,225	529,417
American Express Co.	873	295,292
American Healthcare REIT, Inc.	5,812	303,096
American International Group, Inc.	870	64,841
American Tower Corp.	764	124,967
Ameriprise Financial, Inc.	2,331	1,069,370
Aon PLC Cl A	351	116,423

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Apollo Global Management, Inc.	757	$89,561
Arch Capital Group Ltd.*	6,758	655,931
Ares Management Corp. Cl A	345	38,402
Arthur J Gallagher & Co.	422	96,879
Assurant, Inc.	82	22,019
AvalonBay Communities, Inc.	228	43,021
BancFirst Corp.	874	97,128
Bank of America Corp.	10,707	610,085
Bank of New York Mellon Corp.	1,126	162,831
Berkshire Hathaway, Inc. Cl B*	3,007	1,504,673
Blackrock, Inc.	237	227,890
Blackstone, Inc.	1,219	143,440
Brixmor Property Group, Inc.	24,684	778,287
Brown & Brown, Inc.	8,872	569,139
BXP, Inc.	243	16,113
Camden Property Trust	8,378	959,197
Capital One Financial Corp.	1,021	204,833
CareTrust REIT, Inc.	2,941	118,669
Cboe Global Markets, Inc.	172	41,739
CBRE Group, Inc. Cl A*	3,654	492,157
Charles Schwab Corp.	11,080	1,022,352
Chubb Ltd.	592	201,718
Cincinnati Financial Corp.	254	47,026
Citigroup, Inc.	18,226	2,550,911
Citizens Financial Group, Inc.	694	48,629
CME Group, Inc.	594	131,173
Coinbase Global, Inc. Cl A*	365	53,359
Core Scientific, Inc.*	17,528	448,542
CoStar Group, Inc.*	670	18,974
Cousins Properties, Inc.	4,428	132,751
Crown Castle, Inc.	4,744	359,263
Cullen/Frost Bankers, Inc.	1,017	157,147
Curbline Properties Corp.	14,453	439,371
Cushman & Wakefield Ltd.*	2,317	31,025
Digital Realty Trust, Inc.	6,420	1,152,904
Equinix, Inc.	162	168,867
Equity Residential	560	38,041
Erie Indemnity Co. Cl A	42	10,070
Essent Group Ltd.	2,956	190,012
Essential Properties Realty Trust, Inc.	2,838	84,714
Essex Property Trust, Inc.	106	30,909

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Everest Group Ltd.	65	$23,220
Extra Space Storage, Inc.	347	50,419
Federal Agricultural Mortgage Corp. Cl C	607	120,957
Federal Realty Investment Trust	129	15,924
Fifth Third Bancorp	12,708	716,350
First Financial Bankshares, Inc.	13,587	470,110
Franklin Resources, Inc.	503	16,735
German American Bancorp, Inc.	5,659	268,576
Globe Life, Inc.	128	22,871
Goldman Sachs Group, Inc.	2,031	2,054,092
Hancock Whitney Corp.	3,965	296,265
Hartford Insurance Group, Inc.	2,593	343,624
Healthpeak Properties, Inc.	1,131	24,203
Host Hotels & Resorts, Inc.	1,045	24,777
Houlihan Lokey, Inc.	922	123,668
Huntington Bancshares, Inc.	3,325	58,952
Interactive Brokers Group, Inc. Cl A	731	63,626
Intercontinental Exchange, Inc.	928	114,246
Invesco Ltd.	727	19,186
Invitation Homes, Inc.	897	27,098
Iron Mountain, Inc.	487	61,513
iShares Core S&P 500 ETF	1,423	1,065,670
JPMorgan Chase & Co.	12,363	4,046,781
KeyCorp	1,512	34,852
Kimco Realty Corp.	1,106	28,037
Kite Realty Group Trust	7,960	225,905
KKR & Co., Inc.	1,133	103,987
Loews Corp.	277	31,359
LPL Financial Holdings, Inc.	1,636	460,828
M&T Bank Corp.	7,539	1,794,357
Marsh & McLennan Cos., Inc.	791	131,836
Mastercard, Inc. Cl A	3,392	1,742,131
MetLife, Inc.	887	75,049
Mid-America Apartment Communities, Inc.	191	26,538
Morgan Stanley	9,349	1,954,315
Nasdaq, Inc.	733	57,775
Northern Trust Corp.	304	52,847

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Phillips Edison & Co., Inc.	2,499	$104,008
PJT Partners, Inc. Cl A	1,982	299,163
PNC Financial Services Group, Inc.	659	162,259
Primerica, Inc.	271	77,018
Principal Financial Group, Inc.	323	34,813
Progressive Corp.	959	209,494
Prologis, Inc.	1,528	206,998
Prudential Financial, Inc.	570	61,520
Public Storage	259	82,442
Raymond James Financial, Inc.	285	43,329
Rayonier, Inc.	3,988	84,865
Realty Income Corp.	1,529	94,737
Regency Centers Corp.	270	21,530
Regions Financial Corp.	1,400	42,280
Riot Platforms, Inc.*	6,983	191,195
RLI Corp.	5,323	314,430
Ryman Hospitality Properties, Inc.	705	90,628
Sabra Health Care REIT, Inc.	7,719	150,598
SBA Communications Corp.	174	30,704
ServisFirst Bancshares, Inc.	4,300	373,025
Simon Property Group, Inc.	532	118,982
SiriusPoint Ltd.*	3,512	84,288
Southstate Bank Corp.	2,380	237,762
State Street Corp.	454	76,998
Stifel Financial Corp.	1,688	117,772
Stock Yards Bancorp, Inc.	3,982	304,504
Synchrony Financial	552	41,980
T Rowe Price Group, Inc.	352	40,019
Terreno Realty Corp.	1,799	116,521
Travelers Cos., Inc.	349	115,212
TriCo Bancshares	3,144	169,304
Truist Financial Corp.	2,044	101,832
UDR, Inc.	485	19,361
UMB Financial Corp.	2,328	332,345
US Bancorp	2,546	153,778
Ventas, Inc.	5,925	526,140
VICI Properties, Inc.	1,793	47,604
Visa, Inc. Cl A	7,844	2,691,198
W R Berkley Corp.	483	34,066
Wells Fargo & Co.	19,474	1,609,331
Welltower, Inc.	1,157	262,604
Weyerhaeuser Co.	1,183	28,321
Willis Towers Watson PLC	155	40,512

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Wintrust Financial Corp.	1,821	$292,671
WisdomTree, Inc.	14,278	241,869
Xenia Hotels & Resorts, Inc.	8,238	167,726

		44,191,327

Industrial (14.9%)
3M Co.	856	138,595
A O Smith Corp.	184	11,540
Advanced Energy Industries, Inc.	1,008	375,853
Allegion PLC	141	19,809
Amcor PLC	759	32,903
AMETEK, Inc.	7,713	1,866,083
Amphenol Corp. Cl A	18,945	3,340,382
Applied Industrial Technologies, Inc.	4,790	1,619,738
Axon Enterprise, Inc.*	132	74,001
Ball Corp.	437	27,269
Boeing Co.*	3,488	755,047
Builders FirstSource, Inc.*	177	15,838
Cardinal Infrastructure Group, Inc. Cl A*	994	93,635
Carlisle Cos., Inc.	1,192	432,398
Carrier Global Corp.	1,281	93,961
Casella Waste Systems, Inc. Cl A*	1,650	160,000
Caterpillar, Inc.	2,930	3,120,157
CH Robinson Worldwide, Inc.	194	36,538
Clean Harbors, Inc.*	2,421	723,274
Coherent Corp.*	320	126,230
Comfort Systems USA, Inc.	605	1,199,080
Crane Co.	3,317	739,923
CRH PLC	1,096	117,272
Crown Holdings, Inc.	10,190	1,139,446
CSX Corp.	3,048	144,871
Deere & Co.	412	261,344
Dover Corp.	221	49,566
Eaton Corp. PLC	2,560	1,090,867
EMCOR Group, Inc.	2,088	1,732,789
Emerson Electric Co.	919	131,555
Enpro, Inc.	1,274	480,209
ESCO Technologies, Inc.	4,289	1,501,322
Expeditors International of Washington, Inc.	215	35,041
Exponent, Inc.	731	42,954
Fabrinet*	668	375,469
Federal Signal Corp.	2,694	346,152
FedEx Corp.	4,067	1,273,500
FedEx Freight Holding Co., Inc.*	2,031	306,681

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Flex Ltd.*	602	$97,566
Fortive Corp.	500	30,545
Garmin Ltd.	269	63,898
GE Vernova, Inc.	1,570	1,844,530
Generac Holdings, Inc.*	97	28,403
General Dynamics Corp.	417	147,718
General Electric Co.	5,447	2,035,707
HEICO Corp. Cl A	3,895	1,004,559
Honeywell Aerospace, Inc.*	520	114,962
Honeywell International, Inc.	520	116,428
Howmet Aerospace, Inc.	2,175	584,770
Hubbell, Inc.	87	45,518
Huntington Ingalls Industries, Inc.	65	18,193
IDEX Corp.	122	27,688
Illinois Tool Works, Inc.	430	116,302
Ingersoll Rand, Inc.	584	47,882
Jabil, Inc.	173	66,688
Jacobs Solutions, Inc .	193	24,318
JB Hunt Transport Services, Inc.	123	35,600
Johnson Controls International PLC	1,001	146,256
Keysight Technologies, Inc.*	1,636	572,715
L3Harris Technologies, Inc.	5,346	1,553,494
Lennox International, Inc.	52	29,793
Lockheed Martin Corp.	333	169,650
Martin Marietta Materials, Inc.	898	517,877
Masco Corp.	331	26,933
Materion Corp.	1,561	464,226
Mercury Systems, Inc.*	6,424	785,848
Mettler-Toledo International, Inc.*	34	43,435
Modine Manufacturing Co.*	1,194	318,822
Moog, Inc. Cl A	342	144,953
Mueller Industries, Inc.	3,278	402,965
Nordson Corp.	87	26,247
Norfolk Southern Corp.	369	116,084
Northrop Grumman Corp.	219	111,539
Novanta, Inc.*	1,694	274,835
Old Dominion Freight Line, Inc.	301	65,197
Otis Worldwide Corp.	630	45,108
Packaging Corp. of America	146	34,789
Parker-Hannifin Corp.	207	202,471

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Pentair PLC	266	$20,392
Powell Industries, Inc.	845	241,974
RBC Bearings, Inc.*	2,416	1,556,049
Republic Services, Inc.	328	69,890
Rockwell Automation, Inc.	854	422,798
RTX Corp.	2,208	418,924
Saia, Inc.*	2,195	924,446
Simpson Manufacturing Co., Inc.	2,236	468,107
Smurfit WestRock PLC	860	39,784
Snap-on, Inc.	1,750	704,200
Stanley Black & Decker, Inc.	255	24,001
Sterling Infrastructure, Inc.*	378	317,278
TE Connectivity PLC	479	96,571
Teledyne Technologies, Inc.*	1,501	1,001,017
Terex Corp.	2,167	156,869
Textron, Inc.	286	26,235
Trane Technologies PLC	2,097	1,029,963
TransDigm Group, Inc.	92	122,548
Trimble, Inc.*	383	19,602
TTM Technologies, Inc.*	1,575	294,557
UFP Industries, Inc.	2,514	228,120
Union Pacific Corp.	974	264,928
United Parcel Service, Inc. Cl B	1,224	131,580
Veralto Corp.	403	35,738
Vertiv Holdings Co. Cl A	3,476	1,163,834
Vulcan Materials Co.	213	62,837
Waste Management, Inc.	606	135,065
Westinghouse Air Brake Technologies Corp.	279	75,218
Xylem, Inc.	390	46,102

		46,634,431

Technology (27.3%)
Accenture PLC Cl A	1,007	125,311
Adobe, Inc.*	3,169	649,708
Advanced Micro Devices, Inc.*	2,674	1,553,353
Agilysys, Inc.*	2,079	217,255
Akamai Technologies, Inc.*	238	28,134
Alkami Technology, Inc.*	2,060	37,327
Analog Devices, Inc.	801	318,133
Apple, Inc.	50,018	14,473,208
Applied Materials, Inc.	1,302	941,346
Autodesk, Inc.*	347	67,464
BlackLine, Inc.*	3,454	96,954
Broadcom, Inc.	20,579	7,773,717

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Broadridge Financial Solutions, Inc.	190	$26,020
Cadence Design Systems, Inc.*	452	169,645
Cloudflare, Inc. Cl A*	1,177	288,695
Cognizant Technology Solutions Corp. Cl A	5,521	213,828
Cohu, Inc.*	1,995	147,450
Credo Technology Group Holding Ltd.*	1,726	469,386
Crowdstrike Holdings, Inc. Cl A*	417	318,229
Datadog, Inc. Cl A*	7,058	1,837,621
Dell Technologies, Inc. Cl C	475	204,943
Digi International, Inc.*	2,799	209,785
DigitalOcean Holdings, Inc.*	818	128,451
Diodes, Inc.*	1,148	125,637
Electronic Arts, Inc.	370	75,865
ExlService Holdings, Inc.*	3,601	93,122
Fair Isaac Corp.*	39	46,596
Fidelity National Information Services, Inc.	848	32,970
Fiserv, Inc.*	875	42,919
Fortinet, Inc.*	1,022	157,000
Gartner, Inc.*	110	14,258
Grid Dynamics Holdings, Inc.*	13,598	77,237
Guidewire Software, Inc.*	2,488	306,148
Hewlett Packard Enterprise Co.	2,176	98,159
HP, Inc.	1,500	32,910
I3 Verticals, Inc. Cl A*	3,481	74,354
Intel Corp.*	7,747	1,081,714
International Business Machines Corp.	1,541	433,345
Intuit, Inc.	3,821	997,281
Jack Henry & Associates, Inc.	117	16,116
KLA Corp.	2,143	646,564
Lam Research Corp.	11,820	5,121,961
Leidos Holdings, Inc.	207	21,315
Lumentum Holdings, Inc.*	492	422,165
MACOM Technology Solutions Holdings, Inc.*	1,293	491,818
Marvell Technology, Inc.	1,435	427,472
Microchip Technology, Inc.	888	80,986
Micron Technology, Inc.	2,797	3,228,549

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Microsoft Corp.	25,916	$9,667,186
MongoDB, Inc.*	1,438	483,024
Monolithic Power Systems, Inc.	578	799,004
MSCI, Inc.	1,124	629,485
NetApp, Inc.	5,761	891,572
NVIDIA Corp.	79,386	15,884,345
NXP Semiconductors NV	414	116,346
ON Semiconductor Corp.*	643	60,789
Onto Innovation, Inc.*	4,288	1,622,794
Oracle Corp.	2,783	407,849
Palantir Technologies, Inc. Cl A*	3,765	439,263
Paychex, Inc.	529	52,017
PTC, Inc.*	190	21,586
QUALCOMM, Inc.	1,729	319,502
Rambus, Inc.*	2,196	291,497
Red Violet, Inc.*	2,333	148,659
Roper Technologies, Inc.	3,373	1,141,389
Salesforce, Inc.	7,707	1,207,379
Sandisk Corp.*	667	1,516,578
Seagate Technology Holdings PLC	367	354,155
Semtech Corp.*	1,236	200,047
ServiceNow, Inc.*	1,692	167,982
Skyworks Solutions, Inc.	247	16,747
Snowflake, Inc.*	2,510	638,795
Super Micro Computer, Inc.*	828	24,285
Synaptics, Inc.*	964	119,758
Synopsys, Inc.*	315	140,512
Take-Two Interactive Software, Inc.*	5,094	1,273,398
Teradyne, Inc.	257	124,347
Texas Instruments, Inc.	1,492	444,720
Tyler Technologies, Inc.*	70	20,472
Veeva Systems, Inc. Cl A*	4,066	721,593
Western Digital Corp.	565	360,877
Workday, Inc. Cl A*	3,123	382,318
Workiva, Inc.*	2,800	135,828
Zebra Technologies Corp. Cl A*	79	20,798

		85,289,320

Utilities (3.1%)
AES Corp.	1,170	17,152
Alliant Energy Corp.	423	32,271
Ameren Corp.	454	51,320
American Electric Power Co., Inc.	892	122,035
American Water Works Co., Inc.	320	42,106
Atmos Energy Corp.	273	47,030

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Black Hills Corp.	2,985	$222,084
CenterPoint Energy, Inc.	1,073	47,255
Chesapeake Utilities Corp.	1,420	173,922
CMS Energy Corp.	506	38,709
Consolidated Edison, Inc.	604	66,820
Constellation Energy Corp.	525	130,394
Dominion Energy, Inc.	1,442	98,474
DTE Energy Co.	342	52,111
Duke Energy Corp.	1,278	161,769
Edison International	632	47,052
Entergy Corp.	750	86,145
Evergy, Inc.	11,636	1,005,699
Eversource Energy	617	44,591
Exelon Corp.	1,678	78,228
FirstEnergy Corp.	854	40,599
H2O America	3,474	211,115
NextEra Energy, Inc.	12,210	1,071,672
NiSource, Inc.	24,350	1,157,842
Northwestern Energy Group, Inc.	3,119	223,383
NRG Energy, Inc.	17,241	2,518,220
PG&E Corp.	3,612	60,754

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Pinnacle West Capital Corp	198	$21,186
PPL Corp.	1,233	44,820
Public Service Enterprise Group, Inc.	818	66,389
Sempra	1,072	99,385
Southern Co.	1,848	176,872
Spire, Inc.	2,557	199,676
Vistra Corp.	6,578	1,043,468
WEC Energy Group, Inc.	535	62,472
Xcel Energy, Inc.	1,023	82,147

		9,645,167

Total Common Stocks (Cost: $251,527,258)		307,401,542

RIGHTS (–%):
Consumer, Non-cyclical (–%)
Blueprint Medicines Corp. — contingent value rights‡*	1,898	0

Financial (–%)
Hologic, Inc. — contingent value rights‡*	656	0

Total Rights (Cost: $—)		0

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.9%):
U.S. Government (0.9%)
U.S. Treasury Bill	A-1+	3.57	07/09/26	$750,000	$749,405
U.S. Treasury Bill	A-1+	3.58	07/02/26	1,250,000	1,249,876
U.S. Treasury Bill(1)	A-1+	3.68	11/05/26	750,000	740,066

Total Short-Term Debt Securities (Cost: $2,739,717)					2,739,347

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.0%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$3,046,788	$3,046,788

Total Temporary Cash Investment (Cost: $3,046,788)			3,046,788

Total Investments (Cost: $257,313,763) 100.1%			313,187,677

Other Net Assets -0.1%			(233,427)

Net Assets 100.0%			$312,954,250

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
‡	Level 3 Security.
(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2026, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

E-mini S&P 500 Stock Index	3	P	September 2026	$1,132,238	$7,247	0.4%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (98.3%):
Basic Materials (5.3%)
Arcosa, Inc.	21,323	$3,098,019
Commercial Metals Co.	76,469	4,798,430
Hudbay Minerals, Inc.	82,818	1,955,333
Innospec, Inc.	48,110	3,915,673
Quaker Chemical Corp.	33,098	5,258,279
SSR Mining, Inc.*	89,218	2,523,085

		21,548,819

Communications (0.9%)
Telephone and Data Systems, Inc.	99,549	3,684,308

Consumer, Cyclical (7.5%)
Brunswick Corp.	48,783	4,109,480
First Watch Restaurant Group, Inc.*	51,359	662,018
Installed Building
Products, Inc.	21,437	4,927,080
M/I Homes, Inc.*	16,717	2,687,926
Meritage Homes Corp.	31,778	2,664,585
Vail Resorts, Inc.	29,110	3,963,327
VSE Corp.	22,883	5,228,766
Wyndham Hotels & Resorts, Inc.	71,952	6,059,078

		30,302,260

Consumer, Non-cyclical (13.5%)
Alkermes PLC*	16,448	861,793
Annexon, Inc.*	177,006	1,010,704
Arrowhead Pharmaceuticals, Inc.*	32,559	2,653,884
BioLife Solutions, Inc.*	190,727	5,386,130
Concentra Group Holdings Parent, Inc.	239,779	7,133,425
Crimson Wine Group Ltd.*	482,675	2,131,493
Cytokinetics, Inc.*	40,018	3,409,133
Dianthus Therapeutics, Inc.*	20,977	2,044,838
Krystal Biotech, Inc.*	8,629	3,207,140
Legend Biotech Corp.*	60,159	1,737,392
Nomad Foods Ltd.	159,887	1,750,763
Omnicell, Inc.*	72,289	3,001,439
Palvella Therapeutics, Inc.*	13,820	2,111,972
Praxis Precision Medicines, Inc.*	3,615	1,210,266
Stevanato Group SpA	268,860	4,858,300
Supernus Pharmaceuticals, Inc.*	102,675	4,775,414
Universal Health Services, Inc. Cl B	27,756	4,127,040
Vericel Corp.*	53,600	2,384,664

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Xenon Pharmaceuticals, Inc.*	38,054	$2,296,939

		56,092,729

Energy (6.4%)
Noble Corp. PLC	76,989	2,871,690
Northern Oil & Gas, Inc.	212,572	3,858,182
Ovintiv, Inc.	130,744	6,883,672
Permian Resources Corp. Cl A	384,219	7,073,472
Tidewater, Inc.*	85,894	5,723,117

		26,410,133

Financial (36.6%)
American Healthcare REIT, Inc.	152,913	7,974,413
BancFirst Corp.	23,024	2,558,657
CareTrust REIT, Inc.	79,344	3,201,530
Core Scientific, Inc.*	223,481	5,718,879
Cousins Properties, Inc.	121,246	3,634,955
Cullen/Frost Bankers, Inc.	26,518	4,097,561
Curbline Properties Corp.	232,856	7,078,822
Cushman & Wakefield Ltd.*	62,503	836,915
Essent Group Ltd.	78,919	5,072,913
Essential Properties Realty Trust, Inc.	79,392	2,369,851
Federal Agricultural Mortgage Corp. Cl C	15,969	3,182,143
First Financial Bankshares, Inc.	173,551	6,004,865
German American Bancorp, Inc.	154,900	7,351,554
Hancock Whitney Corp.	104,449	7,804,429
Kite Realty Group Trust	218,612	6,204,209
PJT Partners, Inc. Cl A	13,702	2,068,180
Rayonier, Inc.	104,898	2,232,229
Riot Platforms, Inc.*	189,225	5,180,981
RLI Corp.	104,801	6,190,595
Sabra Health Care REIT, Inc.	208,175	4,061,494
ServisFirst Bancshares, Inc.	58,879	5,107,753
SiriusPoint Ltd.*	48,409	1,161,816
SouthState Bank Corp.	65,071	6,500,593
Stifel Financial Corp.	45,931	3,204,606
Stock Yards Bancorp, Inc.	104,895	8,021,321
Terreno Realty Corp.	49,924	3,233,577
TriCo Bancshares	82,734	4,455,226
UMB Financial Corp.	63,612	9,081,249
Wintrust Financial Corp.	50,245	8,075,376
WisdomTree, Inc.	237,203	4,018,219

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Xenia Hotels & Resorts, Inc.	221,622	$4,512,224

		150,197,135

Industrial (16.8%)
Applied Industrial Technologies, Inc.	19,574	6,618,948
Enpro, Inc.	27,831	10,490,339
Exponent, Inc.	19,688	1,156,867
Materion Corp.	25,748	7,657,198
Mercury Systems, Inc.*	93,727	11,465,624
Mueller Industries, Inc.	85,933	10,563,744
Saia, Inc.*	4,338	1,826,992
Simpson Manufacturing Co., Inc.	26,042	5,451,893
Terex Corp.	56,939	4,121,814
TTM Technologies, Inc.*	42,156	7,884,015

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
UFP Industries, Inc.	33,564	$3,045,597

		70,283,031

Technology (5.5%)
Cohu, Inc.*	52,764	3,899,787
Digi International, Inc.*	73,733	5,526,288
Diodes, Inc.*	30,370	3,323,693
I3 Verticals, Inc. Cl A*	94,504	2,018,605
Onto Innovation, Inc.*	13,318	5,040,197
Synaptics, Inc.*	25,285	3,141,156

		22,949,726

Utilities (5.8%)
Black Hills Corp.	84,294	6,271,474
H2O America	98,801	6,004,137
Northwestern Energy Group, Inc.	88,072	6,307,717
Spire, Inc.	71,003	5,544,624

		24,127,952

Total Common Stocks (Cost: $303,598,031)		405,596,093

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.7%):
U.S. Government (1.7%)
U.S. Treasury Bill	A-1+	3.57	07/09/26	$1,500,000	$1,498,811
U.S. Treasury Bill	A-1+	3.59	07/14/26	5,400,000	5,393,020

Total Short-Term Debt Securities (Cost: $6,891,831)					6,891,831

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$1,048,931	$1,048,931

Total Temporary Cash Investment (Cost: $1,048,931)			1,048,931

Total Investments (Cost: $311,538,793) 100.3%			413,536,855

Other Net Assets -0.3%			(1,315,891)

Net Assets 100.0%			$412,220,964

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (98.4%):
Basic Materials (2.0%)
Innospec, Inc.	29,332	$2,387,332
Quaker Chemical Corp.	48,597	7,720,605

		10,107,937

Communications (0.5%)
Q2 Holdings, Inc.*	53,983	2,596,582

Consumer, Cyclical (7.4%)
Boot Barn Holdings, Inc.*	14,849	2,439,245
Brunswick Corp.	29,434	2,479,520
First Watch Restaurant Group, Inc.*	184,991	2,384,534
IMAX Corp.*	76,415	3,045,902
Installed Building Products, Inc.	25,475	5,855,174
Murphy USA, Inc.	11,682	6,295,079
Ollie’s Bargain Outlet Holdings, Inc.*	24,747	1,902,550
OneSpaWorld Holdings Ltd.	156,185	4,410,665
Pursuit Attractions and Hospitality, Inc.*	45,043	2,521,057
Wingstop, Inc.	6,569	1,139,130
Wyndham Hotels & Resorts, Inc.	49,263	4,148,437

		36,621,293

Consumer, Non-cyclical (28.5%)
Addus HomeCare Corp.*	52,690	5,293,764
Alkermes PLC*	32,908	1,724,215
Annexon, Inc.*	204,519	1,167,803
Arrowhead Pharmaceuticals, Inc.*	87,312	7,116,801
Axsome Therapeutics, Inc.*	38,750	9,484,838
BioLife Solutions, Inc.*	285,375	8,058,990
Coca-Cola Consolidated, Inc.	26,876	5,131,166
Cogent Biosciences, Inc.*	102,784	3,977,741
Cytokinetics, Inc.*	30,125	2,566,349
Dianthus Therapeutics, Inc.*	34,181	3,331,964
Guardant Health, Inc.*	20,259	3,039,458
HealthEquity, Inc.*	41,216	3,722,629
Insmed, Inc.*	22,002	2,345,853
IRhythm Holdings, Inc.*	19,459	2,314,648
Kiniksa Pharmaceuticals International PLC*	40,214	2,571,685
Krystal Biotech, Inc.*	19,424	7,219,318
Lantheus Holdings, Inc.*	22,610	2,508,353
Legend Biotech Corp.*	66,198	1,911,798
LeMaitre Vascular, Inc.	51,570	4,948,657

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Madrigal Pharmaceuticals, Inc.*	11,129	$5,975,717
Mirum Pharmaceuticals, Inc.*	28,238	3,305,823
Neogen Corp.*	327,416	2,943,470
Omnicell, Inc.*	30,625	1,271,550
Option Care Health, Inc.*	70,447	1,477,274
OrthoPediatrics Corp.*	141,103	2,699,300
Oruka Therapeutics, Inc.*	26,881	2,558,265
Palvella Therapeutics, Inc.*	16,450	2,513,889
Praxis Precision Medicines, Inc.*	11,323	3,790,827
Protagonist Therapeutics, Inc.*	28,427	3,484,582
Rhythm Pharmaceuticals, Inc.*	26,997	2,997,477
Sionna Therapeutics, Inc.*	34,863	1,533,623
Stevanato Group SpA	322,759	5,832,255
Supernus Pharmaceuticals, Inc.*	67,903	3,158,169
Tarsus Pharmaceuticals, Inc.*	65,919	4,148,942
Tenet Healthcare Corp.*	23,752	4,443,524
TG Therapeutics, Inc.*	71,193	3,911,343
Vericel Corp.*	81,386	3,620,863
Xenon Pharmaceuticals, Inc.*	68,016	4,105,446

		142,208,369

Energy (3.0%)
Expand Energy Corp.	24,060	2,194,032
Northern Oil & Gas, Inc.	211,428	3,837,418
Tidewater, Inc.*	81,290	5,416,353
Valaris Ltd.*	50,359	3,656,063

		15,103,866

Financial (10.9%)
Core Scientific, Inc.*	310,347	7,941,780
Curbline Properties Corp.	182,546	5,549,398
First Financial Bankshares, Inc.	237,375	8,213,175
Houlihan Lokey, Inc.	29,644	3,976,150
Phillips Edison & Co., Inc.	81,636	3,397,690
PJT Partners, Inc. Cl A	46,230	6,977,956
Primerica, Inc.	8,613	2,447,815
RLI Corp.	45,896	2,711,077
Ryman Hospitality Properties, Inc.	24,390	3,135,334
ServisFirst Bancshares, Inc.	66,664	5,783,102
SiriusPoint Ltd.*	52,527	1,260,648

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
WisdomTree, Inc.	171,230	$2,900,636

		54,294,761

Industrial (30.4%)
Advanced Energy Industries, Inc.	31,855	11,877,774
Applied Industrial Technologies, Inc.	25,846	8,739,825
Cardinal Infrastructure Group, Inc. Cl A*	31,243	2,943,091
Casella Waste Systems, Inc. Cl A*	51,988	5,041,276
EMCOR Group, Inc.	8,988	7,458,961
Enpro, Inc.	6,787	2,558,224
ESCO Technologies, Inc.	40,439	14,155,267
Fabrinet*	21,167	11,897,547
Federal Signal Corp.	85,442	10,978,443
Materion Corp.	21,002	6,245,785
Mercury Systems, Inc.*	94,665	11,580,369
Modine Manufacturing Co.*	37,639	10,050,366
Moog, Inc. Cl A	10,919	4,627,909
Novanta, Inc.*	53,629	8,700,769
Powell Industries, Inc.	26,609	7,619,753
RBC Bearings, Inc.*	15,634	10,069,234
Saia, Inc.*	8,148	3,431,612
Sterling Infrastructure, Inc.*	11,908	9,995,099

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
UFP Industries, Inc.	40,476	$3,672,792

		151,644,096

Technology (14.6%)
Agilysys, Inc.*	65,640	6,859,380
Alkami Technology, Inc.*	67,491	1,222,937
BlackLine, Inc.*	109,085	3,062,016
Credo Technology Group Holding Ltd.*	54,398	14,793,536
DigitalOcean Holdings, Inc.*	26,063	4,092,673
ExlService Holdings, Inc.*	115,960	2,998,726
Grid Dynamics Holdings, Inc.*	438,330	2,489,714
Onto Innovation, Inc.*	33,757	12,775,337
Rambus, Inc.*	69,201	9,185,741
Red Violet, Inc.*	73,889	4,708,207
Semtech Corp.*	38,497	6,230,739
Workiva, Inc.*	88,398	4,288,187

		72,707,193

Utilities (1.1%)
Chesapeake Utilities Corp.	45,998	5,633,835

Total Common Stocks (Cost: $330,685,892)		490,917,932

RIGHTS (–%):
Consumer, Non-cyclical (–%)
Blueprint Medicines Corp. — contingent value rights‡*	24,797	0

Total Rights (Cost: $—)		0

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.8%):
U.S. Government (1.8%)
U.S. Treasury Bill	A-1+	3.58	07/02/26	$500,000	$499,950
U.S. Treasury Bill	A-1+	3.58	07/28/26	3,000,000	2,991,967
U.S. Treasury Bill	A-1+	4.30	07/14/26	5,500,000	5,492,902

Total Short-Term Debt Securities (Cost: $8,984,819)					8,984,819

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$506,026	$506,026

Total Temporary Cash Investment (Cost: $506,026)			506,026

Total Investments (Cost: $340,176,737) 100.3%			500,408,777

Other Net Assets -0.3%			(1,295,782)

Net Assets 100.0%			$499,112,995

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

‡	Level 3 Security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
Basic Materials (4.0%)
Arcosa, Inc.	5,623	$816,966
Balchem Corp.	3,680	621,736
Celanese Corp.	12,560	577,760
Century Aluminum Co.*	6,461	297,271
Chemours Co.	17,223	353,416
Eastman Chemical Co.	13,097	877,237
Element Solutions, Inc.	26,227	1,252,339
FMC Corp.	14,322	164,703
Hawkins, Inc.	2,390	339,619
HB Fuller Co.	6,240	363,729
Ingevity Corp.*	3,983	297,411
Innospec, Inc.	2,822	229,682
Kaiser Aluminum Corp.	1,854	362,698
Koppers Holdings, Inc.	2,203	98,915
Minerals Technologies, Inc.	3,552	262,741
Quaker Chemical Corp.	1,571	249,585
Rogers Corp.*	1,902	311,414
Sensient Technologies Corp.	4,875	601,039
Stepan Co.	2,471	137,684
Sylvamo Corp.	3,822	144,472
United States Lime & Minerals, Inc.	1,212	126,860

		8,487,277

Communications (5.1%)
A10 Networks, Inc.	8,246	308,071
Calix, Inc.*	6,648	248,103
Cargurus, Inc.*	8,702	296,651
Cogent Communications Holdings, Inc.	5,471	75,937
ePlus, Inc.	2,994	249,191
Etsy, Inc.*	10,869	818,762
Extreme Networks, Inc.*	14,979	484,870
Harmonic, Inc.*	12,427	202,933
HealthStream, Inc.	2,677	72,948
IAC, Inc.*	7,150	330,044
Iridium Communications, Inc.	12,109	664,179
Liquidity Services, Inc.*	2,714	106,172
Lumen Technologies, Inc.*	108,566	833,787
Lyft, Inc. Cl A*	43,488	635,360
Match Group, Inc.	26,718	1,016,620
Q2 Holdings, Inc.*	7,169	344,829
QuinStreet, Inc.*	6,579	96,382
Scholastic Corp.	1,876	86,296
Shenandoah Telecommunications Co.	5,259	79,306
Sphere Entertainment Co.*	3,081	533,105

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
Sprinklr, Inc. Cl A*	12,932	$66,729
Telephone and Data Systems, Inc.	11,080	410,071
TripAdvisor, Inc.*	13,327	182,713
Uniti Group, Inc.*	20,858	239,241
Upwork, Inc.*	14,148	118,277
Versant Media Group, Inc.	16,164	582,066
Viasat, Inc.*	15,557	1,397,174
Yelp, Inc.*	5,984	146,728
Ziff Davis, Inc.*	4,219	220,949

		10,847,494

Consumer, Cyclical (14.2%)
Academy Sports & Outdoors, Inc.	7,389	348,244
Acushnet Holdings Corp.	3,152	373,607
Adient PLC*	8,981	165,071
Advance Auto Parts, Inc.	6,909	429,878
Allegiant Travel Co.*	2,569	302,114
American Eagle Outfitters, Inc.	17,845	306,934
Asbury Automotive Group, Inc.*	2,133	428,904
BJ’s Restaurants, Inc.*	2,408	146,250
Boot Barn Holdings, Inc.*	3,476	571,003
Brinker International, Inc.*	4,912	825,216
Buckle, Inc.	3,493	147,405
Caesars Entertainment, Inc.*	23,329	704,069
Callaway Golf Co.*	15,648	294,026
CarMax, Inc.*	16,253	859,621
Carter’s, Inc.	4,220	173,695
Cavco Industries, Inc.*	888	545,569
Central Garden & Pet Co.*	928	41,148
Central Garden & Pet Co. Cl A*	5,877	227,851
Century Communities, Inc.	2,867	205,449
Champion Homes, Inc.*	6,334	558,152
Cheesecake Factory, Inc.	5,236	416,471
Cinemark Holdings, Inc.	11,782	373,843
Cracker Barrel Old Country Store, Inc.	2,559	136,395
Dana, Inc.	12,465	339,173
Dauch Corp.*	27,186	147,348
Dorman Products, Inc.*	3,115	425,042
Dream Finders Homes, Inc. Cl A*	3,176	54,818
Fox Factory Holding Corp.*	4,803	81,387
Freshpet, Inc.*	5,628	332,727

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Gentherm, Inc.*	3,512	$119,794
G-III Apparel Group Ltd.	4,252	143,335
Green Brick Partners, Inc.*	3,460	276,938
Group 1 Automotive, Inc.	1,349	392,788
HNI Corp.	7,998	323,199
Installed Building Products, Inc.	2,577	592,298
Interface, Inc.	6,650	238,336
JetBlue Airways Corp.*	34,087	195,319
Kohl’s Corp.	12,856	227,808
Kontoor Brands, Inc.	5,825	485,456
La-Z-Boy, Inc.	4,688	188,083
LCI Industries	2,781	294,452
Leggett & Platt, Inc.	15,626	182,980
LGI Homes, Inc.*	2,341	149,075
Life Time Group Holdings, Inc.*	17,592	718,457
LKQ Corp.	29,183	768,388
M/I Homes, Inc.*	2,931	471,276
Madison Square Garden Sports Corp.*	2,059	827,389
MarineMax, Inc.*	2,220	81,296
Marriott Vacations Worldwide Corp.	3,147	320,616
Meritage Homes Corp.	7,640	640,614
MillerKnoll, Inc.	7,831	160,222
Monarch Casino & Resort, Inc.	1,383	182,017
National Vision Holdings, Inc.*	9,176	174,436
Newell Brands, Inc.	48,666	298,809
OneSpaWorld Holdings Ltd.	11,628	328,375
OPENLANE, Inc.*	12,135	500,447
Papa John’s International, Inc.	3,768	138,549
Patrick Industries, Inc.	3,768	338,291
PC Connection, Inc.	1,300	94,887
Peloton Interactive, Inc. Cl A*	47,779	282,374
Penn Entertainment, Inc.*	14,550	310,788
Phinia, Inc.	4,241	349,331
Pool Corp.	3,673	789,328
PriceSmart, Inc.	2,899	566,291
Pursuit Attractions and Hospitality, Inc.*	2,378	133,097
Red Rock Resorts, Inc. Cl A	5,433	353,471
Resideo Technologies, Inc.*	15,956	496,232

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Rush Enterprises, Inc. Cl A	6,986	$509,873
Rush Street Interactive, Inc.*	11,923	354,590
Sabre Corp.*	45,277	94,629
Sally Beauty Holdings, Inc.*	10,928	154,522
ScanSource, Inc.*	2,142	111,577
Shake Shack, Inc. Cl A*	4,621	258,868
Signet Jewelers Ltd.	4,590	395,658
Six Flags Entertainment Corp.*	11,706	249,338
SkyWest, Inc.*	4,543	451,256
Sonic Automotive, Inc. Cl A	1,503	127,439
Sonos, Inc.*	13,645	184,617
Standard Motor Products, Inc.	2,422	94,385
Steven Madden Ltd.	8,370	352,377
Under Armour, Inc. Cl A*	21,628	138,203
Under Armour, Inc. Cl C*	13,691	85,158
UniFirst Corp.	1,664	440,061
United Parks & Resorts, Inc.*	2,700	128,898
Urban Outfitters, Inc.*	5,883	416,869
Versigent PLC*	8,119	341,079
Victoria’s Secret & Co.*	9,097	759,418
VSE Corp.	3,214	734,399
Warby Parker, Inc. Cl A*	11,530	349,820
Wendy’s Co.	18,108	150,115
Winmark Corp.	340	143,847
Winnebago Industries, Inc.	3,237	101,124
Wolverine World Wide, Inc.	9,390	155,217
XPEL, Inc.*	2,873	142,501

		30,522,090

Consumer, Non-cyclical (18.8%)
ABM Industries, Inc.	6,704	296,585
Acadia Healthcare Co., Inc.*	10,534	311,069
ACADIA Pharmaceuticals, Inc.*	14,513	367,179
AdaptHealth Corp.*	12,349	128,677
Addus HomeCare Corp.*	2,094	210,384
ADMA Biologics, Inc.*	26,547	222,198
ADT, Inc.	64,673	420,374
Alarm.com Holdings, Inc.*	5,666	264,715
Alignment Healthcare, Inc.*	18,942	451,009
Alkermes PLC*	19,090	1,000,221

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
AMN Healthcare Services, Inc.*	4,442	$143,788
Amneal Pharmaceuticals, Inc.*	19,731	341,544
Amphastar Pharmaceuticals, Inc.*	3,889	78,480
Andersons, Inc.	3,864	264,298
ANI Pharmaceuticals, Inc.*	2,088	172,845
Arcus Biosciences, Inc.*	9,939	306,419
Arlo Technologies, Inc.*	12,439	167,678
Artivion, Inc.*	4,892	109,923
Astrana Health, Inc.*	4,862	225,645
Avanos Medical, Inc.*	5,363	133,431
Azenta, Inc.*	4,698	119,893
BioLife Solutions, Inc.*	4,532	127,984
Bright Horizons Family Solutions, Inc.*	6,026	427,123
BrightSpring Health Services, Inc.*	18,116	1,263,410
Cal-Maine Foods, Inc.	5,101	410,937
Campbell’s Company	22,537	501,899
Catalyst Pharmaceuticals, Inc.*	13,176	414,122
Certara, Inc.*	13,364	87,534
Chefs’ Warehouse, Inc.*	4,156	399,392
Collegium Pharmaceutical, Inc.*	3,714	134,447
Conagra Brands, Inc.	54,794	737,527
Concentra Group Holdings Parent, Inc.	13,631	405,522
CONMED Corp.	3,449	112,886
Corcept Therapeutics, Inc.*	10,943	951,494
CoreCivic, Inc.*	11,327	344,114
CorVel Corp.*	3,573	223,384
Coty, Inc. Cl A*	42,354	91,485
Covista, Inc.*	3,898	485,925
Deluxe Corp.	5,243	125,203
Edgewell Personal Care Co.	5,278	141,767
Enovis Corp.*	6,593	136,475
EVERTEC, Inc.	7,058	196,071
First Advantage Corp.*	9,038	163,136
Flowers Foods, Inc.	24,265	191,693
Fortrea Holdings, Inc.*	10,835	188,529
Fresh Del Monte Produce, Inc.	3,760	104,942
GEO Group, Inc.*	15,023	443,930
Glaukos Corp.*	6,727	940,166
Grocery Outlet Holding Corp.*	11,330	113,073

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Harmony Biosciences Holdings, Inc.*	4,575	$166,576
Healthcare Services Group, Inc.*	7,863	193,115
Hertz Global Holdings, Inc.*	14,466	32,765
ICU Medical, Inc.*	2,862	419,569
Indivior Pharmaceuticals, Inc.*	13,965	572,984
Innoviva, Inc.*	8,032	182,407
Insperity, Inc.	4,153	171,560
Inspire Medical Systems, Inc.*	3,003	133,964
Integer Holdings Corp.*	3,889	363,427
Integra LifeSciences Holdings Corp.*	7,663	137,627
Interparfums, Inc.	2,091	233,899
J & J Snack Foods Corp.	1,719	126,261
John B Sanfilippo & Son, Inc.	1,041	89,516
John Wiley & Sons, Inc. Cl A	4,485	217,567
Korn Ferry	5,943	395,685
Krystal Biotech, Inc.*	3,005	1,116,868
Lamb Weston Holdings, Inc.	15,815	682,892
Laureate Education, Inc.*	14,590	529,909
Legalzoom.com, Inc.*	12,779	78,335
LeMaitre Vascular, Inc.	2,407	230,976
LifeStance Health Group, Inc.*	26,240	281,030
Ligand Pharmaceuticals, Inc.*	2,295	725,427
Liquidia Corp.*	8,046	641,508
ManpowerGroup, Inc.	5,326	179,859
MarketAxess Holdings, Inc.	4,071	462,018
Matthews International Corp. Cl A	3,573	96,185
Merit Medical Systems, Inc.*	6,832	473,731
Molina Healthcare, Inc.*	5,967	1,364,653
National Beverage Corp.*	2,681	83,647
National HealthCare Corp.	1,431	302,456
Neogen Corp.*	24,931	224,130
NeoGenomics, Inc.*	14,913	217,581
Omnicell, Inc.*	5,208	216,236
Organon & Co.	30,077	407,243
Pacira BioSciences, Inc.*	4,507	114,343
Payoneer Global, Inc.*	31,059	221,140

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Pediatrix Medical Group, Inc.*	9,185	$232,656
Perdoceo Education Corp.	6,751	216,032
Perrigo Co. PLC	15,848	164,661
Phibro Animal Health Corp. Cl A	2,413	75,768
Prestige Consumer Healthcare, Inc.*	5,425	256,440
Privia Health Group, Inc.*	13,566	349,053
PROG Holdings, Inc.	4,588	213,847
Progyny, Inc.*	8,344	240,558
Protagonist Therapeutics, Inc.*	6,923	848,621
PTC Therapeutics, Inc.*	9,500	774,915
Quanex Building Products Corp.	5,210	97,010
QuidelOrtho Corp.*	7,810	136,792
RadNet, Inc.*	8,105	499,835
Remitly Global, Inc.*	19,775	443,158
Reynolds Consumer Products, Inc.	6,276	168,511
Robert Half, Inc.	11,515	353,510
Sarepta Therapeutics, Inc.*	12,092	217,293
Sezzle, Inc.*	1,926	330,559
Simply Good Foods Co.*	9,536	126,638
STAAR Surgical Co.*	5,702	163,590
Strategic Education, Inc.	2,562	196,300
Stride, Inc.*	4,799	413,866
Supernus Pharmaceuticals, Inc.*	6,647	309,152
Tandem Diabetes Care, Inc.*	7,849	118,441
Teleflex, Inc.	5,070	642,673
TG Therapeutics, Inc.*	15,097	829,429
Tootsie Roll Industries, Inc.	2,318	91,677
TransMedics Group, Inc.*	3,958	262,890
UFP Technologies, Inc.*	886	234,905
United Natural Foods, Inc.*	6,959	317,818
Universal Corp.	2,854	148,893
Universal Technical Institute, Inc.*	5,801	248,109
Upbound Group, Inc.	6,009	127,511
US Physical Therapy, Inc.	1,743	119,709
Veracyte, Inc.*	9,139	536,733
Vericel Corp.*	5,849	260,222
Verra Mobility Corp.*	17,399	73,946
Vestis Corp.*	12,861	186,742
Vir Biotechnology, Inc.*	13,908	141,722

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Vita Coco Co., Inc.*	5,036	$333,081
WD-40 Co.	1,541	375,449
WillScot Holdings Corp.	20,731	598,297
Xencor, Inc.*	8,491	136,705

		40,301,331

Energy (5.5%)
Alpha Metallurgical Resources, Inc.*	1,224	201,887
Archrock, Inc.	20,073	817,172
Atlas Energy Solutions, Inc.	8,869	147,314
Bristow Group, Inc.	2,950	121,894
California Resources Corp.	8,950	473,186
Comstock Resources, Inc.*	9,082	135,503
Core Laboratories, Inc.	5,280	61,512
Core Natural Resources, Inc.	5,774	462,035
Crescent Energy Co. Cl A	27,990	274,862
CVR Energy, Inc.	3,454	95,123
DNOW, Inc.*	20,909	271,190
Enphase Energy, Inc.*	15,095	743,278
Gulfport Energy Corp.*	1,666	282,720
Helix Energy Solutions Group, Inc.*	15,689	137,122
Helmerich & Payne, Inc.	11,445	374,709
Innovex International, Inc.*	4,411	109,393
Kinetik Holdings, Inc.	5,985	289,315
Kodiak Gas Services, Inc.	11,212	842,358
Liberty Energy, Inc.	18,691	489,517
Magnolia Oil & Gas Corp. Cl A	21,183	541,861
Noble Corp. PLC	14,436	538,463
Northern Oil & Gas, Inc.	11,974	217,328
Oceaneering International, Inc.*	11,424	462,900
Par Pacific Holdings, Inc.*	5,744	322,123
Patterson-UTI Energy, Inc.	39,566	363,216
Peabody Energy Corp.	13,950	322,524
REX American Resources Corp.*	3,244	146,467
RPC, Inc.	10,230	59,641
SM Energy Co.	26,086	680,845
SolarEdge Technologies, Inc.*	6,965	407,035
Sunrun, Inc.*	27,322	365,568
Talos Energy, Inc.*	14,149	182,664
Tidewater, Inc.*	5,297	352,939

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Warrior Met Coal, Inc.	6,047	$490,775

		11,784,439

Financial (25.5%)
Acadia Realty Trust	15,292	319,756
Acadian Asset Management, Inc.	3,020	215,990
Adamas Trust, Inc.	9,572	89,785
American Assets Trust, Inc.	5,422	133,869
Ameris Bancorp	7,221	651,767
AMERISAFE, Inc.	2,141	72,430
Apple Hospitality REIT, Inc.	25,146	422,704
Arbor Realty Trust, Inc.	22,033	119,419
ARMOUR Residential REIT, Inc.	14,207	247,912
Artisan Partners Asset Management, Inc. Cl A	8,131	280,763
Assured Guaranty Ltd.	4,766	382,043
Atlantic Union Bankshares Corp.	16,391	693,503
Axos Financial, Inc.*	6,515	634,496
Banc of California, Inc.	15,670	320,138
BancFirst Corp.	2,385	265,045
Bancorp, Inc.*	4,769	298,730
Bank of Hawaii Corp.	4,539	369,883
BankUnited, Inc.	8,325	403,346
Banner Corp.	3,891	258,518
Beacon Financial Corp.	9,599	292,290
BGC Group, Inc. Cl A	42,332	452,529
Blackstone Mortgage Trust, Inc. Cl A	17,899	303,388
Bread Financial Holdings, Inc.	4,628	501,444
Broadstone Net Lease, Inc.	21,964	453,996
Capitol Federal Financial, Inc.	13,359	113,685
Cathay General Bancorp	7,678	475,959
Centerspace	1,924	108,110
Central Pacific Financial Corp.	2,990	114,218
City Holding Co.	1,617	214,479
Cleanspark, Inc.*	29,390	427,625
Cohen & Steers, Inc.	3,179	242,049
Community Financial System, Inc.	6,020	404,062
Credit Acceptance Corp.*	670	426,616
Curbline Properties Corp.	11,120	338,048
Cushman & Wakefield Ltd.*	26,835	359,321
Customers Bancorp, Inc.*	3,603	284,997

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
CVB Financial Corp.	19,199	$432,937
Dave, Inc.*	1,189	443,010
DiamondRock Hospitality Co.	23,421	285,268
Dime Community Bancshares, Inc.	4,698	190,974
Douglas Emmett, Inc.	19,183	226,359
Eagle Bancorp, Inc.	3,178	90,223
Easterly Government Properties, Inc.	5,046	125,797
Eastern Bankshares, Inc.	24,356	541,677
Ellington Financial, Inc.	14,362	195,467
Employers Holdings, Inc.	2,090	105,503
Enact Holdings, Inc.	3,198	146,181
Encore Capital Group, Inc.*	2,456	229,120
Enova International, Inc.*	2,850	686,081
Essential Properties Realty Trust, Inc.	24,767	739,295
eXp World Holdings, Inc.	10,727	58,033
EZCORP, Inc. Cl A*	6,708	231,896
F&G Annuities & Life, Inc.	4,249	112,981
FB Financial Corp.	4,603	254,776
First Bancorp	4,739	302,964
First BanCorp	17,595	458,702
First Commonwealth Financial Corp.	11,602	235,869
First Financial Bancorp	11,897	402,476
First Hawaiian, Inc.	13,934	408,266
First Interstate BancSystem, Inc. Cl A	9,680	373,261
Four Corners Property Trust, Inc.	12,570	308,594
Franklin BSP Realty Trust, Inc.	8,816	71,762
Fulton Financial Corp.	21,673	524,270
Genworth Financial, Inc.*	43,869	415,439
Getty Realty Corp.	6,371	212,537
Global Net Lease, Inc.	21,829	195,151
Goosehead Insurance, Inc. Cl A*	2,712	131,532
HA Sustainable Infrastructure Capital, Inc.	14,637	571,575
Hanmi Financial Corp.	3,384	109,642
HCI Group, Inc.	1,209	211,877
Heritage Financial Corp.	4,721	139,836
Highwoods Properties, Inc.	12,630	380,921
Hilltop Holdings, Inc.	4,693	181,995
Hope Bancorp, Inc.	14,643	200,316

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Horace Mann Educators Corp.	4,626	$238,933
Independent Bank Corp.	5,536	463,474
Innovative Industrial Properties, Inc.	3,295	204,224
InvenTrust Properties Corp.	8,926	315,980
iShares Core S&P Small- Cap ETF	24,309	3,605,268
Jackson Financial, Inc. Cl A	7,988	817,891
JBG SMITH Properties	6,673	97,893
Kemper Corp.	6,743	181,791
Lakeland Financial Corp.	2,854	176,149
Lazard, Inc.	12,792	536,496
Lincoln National Corp.	19,491	689,007
LTC Properties, Inc.	5,862	225,394
LXP Industrial Trust	6,753	363,852
Macerich Co.	32,466	817,819
MARA Holdings, Inc.*	43,669	606,562
Marcus & Millichap, Inc.	2,685	83,691
Medical Properties Trust, Inc.	56,174	259,524
Merchants Bancorp	3,367	168,350
Mercury General Corp.	3,045	324,658
Millrose Properties, Inc.	17,664	530,803
Moelis & Co. Cl A	8,518	557,248
National Bank Holdings Corp. Cl A	5,131	227,970
National Health Investors, Inc.	5,551	423,319
Navient Corp.	7,428	63,212
NBT Bancorp, Inc.	5,958	294,146
NETSTREIT Corp.	11,139	235,367
NexPoint Residential Trust, Inc.	2,510	70,079
Nicolet Bankshares, Inc.	2,239	370,308
NMI Holdings, Inc.*	8,701	357,524
Northwest Bancshares, Inc.	16,758	254,051
OFG Bancorp	4,841	237,548
Outfront Media, Inc.	17,544	574,741
Palomar Holdings, Inc.*	3,035	383,594
Park National Corp.	1,844	337,434
Pathward Financial, Inc.	2,418	210,511
Pebblebrook Hotel Trust	12,985	252,039
PennyMac Mortgage Investment Trust	9,987	112,653
Phillips Edison & Co., Inc.	14,431	600,618
Piper Sandler Cos	7,739	559,839
PJT Partners, Inc. Cl A	2,957	446,330
Preferred Bank	1,262	134,100

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Provident Financial Services, Inc.	14,926	$352,851
Radian Group, Inc.	15,231	573,752
Redwood Trust, Inc.	14,341	67,976
Renasant Corp.	10,569	449,605
Rithm Capital Corp.	63,946	600,453
Ryman Hospitality Properties, Inc.	7,228	929,159
S&T Bancorp, Inc.	4,121	202,259
Safehold, Inc.	5,250	82,425
Safety Insurance Group, Inc.	1,682	125,915
Saul Centers, Inc.	1,433	53,580
Seacoast Banking Corp. of Florida	11,021	366,448
ServisFirst Bancshares, Inc.	5,759	499,593
Simmons First National Corp. Cl A	16,615	376,330
SiriusPoint Ltd.*	11,981	287,544
SL Green Realty Corp.	8,146	421,718
Southside Bancshares, Inc.	3,203	112,714
St Joe Co.	4,538	284,215
Stellar Bancorp, Inc.	5,249	206,391
StepStone Group, Inc. Cl A	8,445	349,285
Stewart Information Services Corp.	3,484	230,014
StoneX Group, Inc.*	8,078	957,243
Sunstone Hotel Investors, Inc.	21,337	244,309
Tanger, Inc.	13,158	519,346
Terreno Realty Corp.	12,175	788,575
Tompkins Financial Corp.	1,449	136,959
Triumph Financial, Inc.*	2,590	197,643
Trupanion, Inc.*	3,896	96,504
TrustCo Bank Corp.	2,002	109,930
Trustmark Corp.	6,713	308,865
Two Harbors Investment Corp.	12,031	149,305
United Community Banks, Inc.	13,709	481,049
United Fire Group, Inc.	2,527	132,516
Urban Edge Properties	14,433	330,227
Victory Capital Holdings, Inc. Cl A	5,300	445,518
Virtu Financial, Inc. Cl A	9,369	558,111
Virtus Investment Partners, Inc.	720	103,320
WaFd, Inc.	8,463	324,725
Walker & Dunlop, Inc.	3,932	215,080

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
WesBanco, Inc.	11,016	$429,954
Westamerica BanCorp.	2,691	157,881
Western Union Co.	35,785	275,545
Whitestone REIT	5,180	98,213
WisdomTree, Inc.	14,411	244,122
World Acceptance Corp.*	310	69,387
WSFS Financial Corp.	5,961	457,388
Xenia Hotels & Resorts, Inc.	10,566	215,124

		54,654,932

Industrial (15.9%)
AAR Corp.*	4,493	642,184
Alamo Group, Inc.	1,240	203,968
Albany International Corp. Cl A	3,253	242,348
Apogee Enterprises, Inc.	2,431	111,194
ArcBest Corp.	2,550	366,027
Argan, Inc.	1,598	1,276,083
Armstrong World Industries, Inc.	4,888	784,133
Astec Industries, Inc.	2,633	161,113
Atmus Filtration Technologies, Inc.	9,354	476,960
AZZ, Inc.	3,422	530,581
Badger Meter, Inc.	3,343	496,034
Benchmark Electronics, Inc.	4,109	405,435
Boise Cascade Co.	4,031	312,927
Brady Corp. Cl A	5,003	458,125
Cactus, Inc. Cl A	7,950	407,278
Casella Waste Systems, Inc. Cl A*	7,172	695,469
CSW Industrials, Inc.	1,886	524,874
CTS Corp.	3,275	213,497
Dorian LPG Ltd.	4,210	146,424
DXP Enterprises, Inc.*	1,439	242,817
Energizer Holdings, Inc.	6,979	149,630
Enerpac Tool Group Corp.	5,904	211,717
Enpro, Inc.	2,419	911,794
ESCO Technologies, Inc.	2,967	1,038,569
Everus Construction Group, Inc.*	5,846	970,144
Federal Signal Corp.	6,986	897,631
Franklin Electric Co., Inc.	4,352	466,491
Frontdoor, Inc.*	8,045	624,212
Gates Industrial Corp. PLC*	29,077	813,284
Gibraltar Industries, Inc.*	3,397	153,205
Granite Construction, Inc.	5,010	791,981
Greenbrier Cos., Inc.	3,543	173,642
Griffon Corp.	4,413	430,400

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Hayward Holdings, Inc.*	22,862	$395,741
Heartland Express, Inc.	5,236	79,692
Hub Group, Inc. Cl A	6,938	303,815
Ichor Holdings Ltd.*	3,980	446,874
International Seaways, Inc.	4,649	356,067
Itron, Inc.*	5,079	439,486
JBT Marel Corp.	5,963	864,635
Kadant, Inc.	1,352	424,839
Kennametal, Inc.	8,728	305,916
Knowles Corp.*	9,799	406,463
Lindsay Corp.	1,191	147,446
Marten Transport Ltd.	6,634	115,100
Masterbrand, Inc.*	23,253	239,273
Materion Corp.	2,382	708,383
Matson, Inc.	3,466	666,269
Mercury Systems, Inc.*	6,051	740,219
Metallus, Inc.*	4,100	76,629
Mirion Technologies, Inc.*	28,021	502,417
Mohawk Industries, Inc.*	5,864	711,479
Mueller Water Products, Inc. Cl A	17,921	462,899
MYR Group, Inc.*	1,783	892,213
Napco Security Technologies, Inc.	4,092	155,414
National Presto Industries, Inc.	607	75,869
O-I Glass, Inc.*	17,558	169,084
OSI Systems, Inc.*	1,774	387,974
Plexus Corp.*	3,064	921,253
Powell Industries, Inc.	3,254	931,815
Primoris Services Corp.	6,214	615,932
Proto Labs, Inc.*	2,725	222,115
Ralliant Corp.	12,821	944,010
RXO, Inc.*	18,889	521,148
Schneider National, Inc. Cl B	5,697	208,111
Standex International Corp.	1,387	496,088
Tennant Co.	1,952	170,878
Trinity Industries, Inc.	9,107	314,920
Vishay Intertechnology, Inc.	14,203	763,837
Werner Enterprises, Inc.	6,866	299,426
World Kinect Corp.	5,882	193,753
Worthington Enterprises, Inc.	3,554	191,063
Worthington Steel, Inc.	3,724	125,052
Zurn Elkay Water Solutions Corp.	17,010	859,515

		34,183,283

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Technology (9.0%)
ACI Worldwide, Inc.*	11,644	$585,577
ACM Research, Inc. Cl A*	6,535	829,226
Adeia, Inc.	12,632	415,972
Agilysys, Inc.*	2,921	305,244
Alpha & Omega Semiconductor Ltd.*	2,845	134,654
Amentum Holdings, Inc.*	17,629	364,391
ASGN, Inc.*	4,696	83,917
Axcelis Technologies, Inc.*	3,520	666,864
Blackbaud, Inc.*	4,043	119,754
BlackLine, Inc.*	5,644	158,427
Box, Inc. Cl A*	15,858	420,871
Clear Secure, Inc. Cl A	10,486	584,385
Cohu, Inc.*	5,403	399,336
Concentrix Corp.	4,960	111,129
Corsair Gaming, Inc.*	5,386	52,083
Diebold Nixdorf, Inc.*	3,967	337,274
Digi International, Inc.*	4,318	323,634
Diodes, Inc.*	5,262	575,873
Donnelley Financial Solutions, Inc.*	2,862	120,061
DoubleVerify Holdings, Inc.*	14,589	158,145
DXC Technology Co.*	18,725	165,716
EPAM Systems, Inc.*	5,984	474,830
FormFactor, Inc.*	8,928	1,427,855
Impinj, Inc.*	3,104	444,586
Insight Enterprises, Inc.*	3,460	421,428
Kulicke & Soffa Industries, Inc.	5,993	801,624
Life360, Inc.*	9,281	513,796
LiveRamp Holdings, Inc.*	7,230	272,137
MaxLinear, Inc.*	9,640	1,234,209
N-able, Inc.*	8,630	31,672
NCR Atleos Corp.*	8,451	366,858
NCR Voyix Corp.*	15,784	128,955
NetScout Systems, Inc.*	7,780	338,819
Paycom Software, Inc.	4,753	597,357
PDF Solutions, Inc.*	4,315	305,459
Penguin Solutions, Inc.*	5,290	402,093
Photronics, Inc.*	6,754	219,708
Pitney Bowes, Inc.	14,272	250,045
Power Integrations, Inc.	6,381	534,473

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Progress Software Corp.*	4,819	$161,822
Qorvo, Inc.*	9,174	855,659
RingCentral, Inc. Cl A	8,485	330,745
Schrodinger, Inc.*	6,532	106,145
SPS Commerce, Inc.*	4,205	240,400
Teradata Corp.*	10,777	373,423
Ultra Clean Holdings, Inc.*	5,135	732,200
Veeco Instruments, Inc.*	6,990	529,842
Waystar Holding Corp.*	13,181	270,606
ZoomInfo Technologies, Inc.*	29,706	87,039

		19,366,318

Utilities (2.0%)
American States Water Co.	4,488	370,844
Avista Corp.	9,465	387,213
California Water Service Group	6,855	333,496
Chesapeake Utilities Corp.	2,749	336,698
Clearway Energy, Inc. Cl C	13,878	474,350
H2O America	4,504	273,708
Hawaiian Electric Industries, Inc.*	19,772	267,515
MDU Resources Group, Inc.	23,938	507,725
MGE Energy, Inc.	4,323	352,497
Middlesex Water Co.	2,133	119,789
Northwest Natural Holding Co.	4,819	236,420
Otter Tail Corp.	4,808	432,624
Unitil Corp.	2,060	108,541

		4,201,420

Total Common Stocks (Cost: $166,308,105)		214,348,584

EARNOUT SHARES (–%):
Consumer, Non-cyclical (–%)
OmniAb, Inc. Cl CR3‡*	1,207	0
OmniAb, Inc. Cl CR4‡*	1,207	0

		0

Total Earnout Shares (Cost: $—)		0

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$408,291	$408,291

Total Temporary Cash Investment (Cost: $408,291)			408,291

Total Investments (Cost: $166,716,396) 100.2%			214,756,875

Other Net Assets -0.2%			(340,450)

Net Assets 100.0%			$214,416,425

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

‡	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (97.1%):
Basic Materials (3.1%)
Alamos Gold, Inc. Cl A	28,071	$851,674
DuPont de Nemours, Inc.	10,722	1,454,378
Freeport-McMoRan, Inc.	37,489	2,357,683
Qnity Electronics, Inc.	13,081	2,136,258

		6,799,993

Communications (0.7%)
Booking Holdings, Inc.	9,017	1,607,190

Consumer, Cyclical (6.4%)
Brunswick Corp.	13,444	1,132,523
DR Horton, Inc.	6,756	1,100,417
Fastenal Co.	18,262	877,124
Installed Building Products, Inc.	6,272	1,441,556
Murphy USA, Inc.	4,112	2,215,833
Ralph Lauren Corp.	2,668	1,070,962
Ross Stores, Inc.	9,275	1,974,184
Royal Caribbean Cruises Ltd.	3,106	986,248
Toll Brothers, Inc.	6,738	1,110,086
Wyndham Hotels & Resorts, Inc.	26,669	2,245,796

		14,154,729

Consumer, Non-cyclical (12.9%)
Archer-Daniels-Midland Co.	18,198	1,390,327
BioMarin Pharmaceutical, Inc.*	21,622	1,237,211
Bio-Techne Corp.	15,599	1,102,069
Cooper Cos., Inc.*	9,319	668,265
Corteva, Inc.	30,407	2,575,169
Danaher Corp.	16,447	3,132,825
Hershey Co.	6,114	1,072,701
IDEXX Laboratories, Inc.*	3,418	1,799,372
Ionis Pharmaceuticals, Inc.*	12,140	962,581
IQVIA Holdings, Inc.*	12,086	2,335,257
Lamb Weston Holdings, Inc.	47,760	2,062,277
Performance Food Group Co.*	23,131	2,585,815
Shift4 Payments, Inc. Cl A*	28,633	1,392,709
STERIS PLC	9,362	1,971,356
United Therapeutics Corp.*	4,260	2,308,196
Universal Health Services, Inc. Cl B	11,155	1,658,637

		28,254,767

Energy (8.7%)
Baker Hughes Co.	52,983	2,940,556

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Devon Energy Corp.	87,181	$3,602,319
Expand Energy Corp.	18,854	1,719,296
Marathon Petroleum Corp.	9,900	2,531,133
MPLX LP	49,033	2,762,029
TechnipFMC PLC	21,596	1,431,815
Williams Cos., Inc.	56,568	4,205,265

		19,192,413

Financial (19.9%)
Allstate Corp.	9,508	2,262,334
American Financial Group, Inc.	12,655	1,770,941
Ameriprise Financial, Inc.	7,673	3,520,065
Arch Capital Group Ltd.*	33,404	3,242,192
Bank of New York Mellon Corp.	16,842	2,435,522
Brixmor Property Group, Inc.	99,565	3,139,284
Camden Property Trust	28,608	3,275,330
CBRE Group, Inc. Cl A*	10,153	1,367,508
East West Bancorp, Inc.	33,740	4,355,497
Fifth Third Bancorp	45,878	2,586,143
Gaming and Leisure Properties, Inc.	42,927	1,911,539
Hartford Insurance Group, Inc.	23,075	3,057,899
Healthpeak Properties, Inc.	139,660	2,988,724
M&T Bank Corp.	15,941	3,794,117
Terreno Realty Corp.	22,334	1,446,573
Ventas, Inc.	29,386	2,609,477

		43,763,145

Industrial (27.9%)
AMETEK, Inc.	21,656	5,239,453
Amphenol Corp. Cl A	28,087	4,952,300
Applied Industrial Technologies, Inc.	14,167	4,790,571
AptarGroup, Inc.	9,752	1,220,950
Carlisle Cos., Inc.	6,014	2,181,579
Clean Harbors, Inc.*	6,217	1,857,329
Crane Co.	26,398	5,888,602
Crown Holdings, Inc.	49,835	5,572,550
EMCOR Group, Inc.	3,861	3,204,167
ESCO Technologies, Inc.	3,887	1,360,605
Keysight Technologies, Inc.*	5,549	1,942,538
L3Harris Technologies, Inc.	11,321	3,289,769
Martin Marietta Materials, Inc.	2,907	1,676,467
Mueller Industries, Inc.	27,944	3,435,156

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
nVent Electric PLC	13,067	$2,216,294
Rockwell Automation, Inc.	2,614	1,294,139
Saia, Inc.*	4,688	1,974,398
Simpson Manufacturing Co., Inc.	6,886	1,441,584
Teledyne Technologies, Inc.*	7,487	4,993,080
Veralto Corp.	20,620	1,828,582
Xylem, Inc.	8,620	1,018,970

		61,379,083

Technology (8.7%)
MKS, Inc.	12,937	5,754,378
MongoDB, Inc.*	4,948	1,662,033

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Onto Innovation, Inc.*	5,209	$1,971,346
Roper Technologies, Inc.	8,345	2,823,865
Sandisk Corp.*	1,333	3,030,882
Take-Two Interactive Software, Inc.*	15,336	3,833,693

		19,076,197

Utilities (8.8%)
Atmos Energy Corp.	14,605	2,516,003
Entergy Corp.	42,756	4,910,954
Evergy, Inc.	61,870	5,347,424
NiSource, Inc.	78,160	3,716,508
NRG Energy, Inc.	19,264	2,813,700

		19,304,589

Total Common Stocks (Cost: $172,534,876)		213,532,106

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (3.2%):
U.S. Government (3.2%)
U.S. Treasury Bill	A-1+	3.57	07/09/26	$1,800,000	$1,798,572
U.S. Treasury Bill	A-1+	3.58	07/02/26	1,250,000	1,249,876
U.S. Treasury Bill	A-1+	3.60	07/14/26	4,000,000	3,994,822

Total Short-Term Debt Securities (Cost: $7,043,270)					7,043,270

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$1,003,298	$1,003,298

Total Temporary Cash Investment (Cost: $1,003,298)			1,003,298

Total Investments (Cost: $180,581,444) 100.8%			221,578,674

Other Net Assets -0.8%			(1,850,424)

Net Assets 100.0%			$219,728,250

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (98.6%):
Communications (3.8%)
Booking Holdings, Inc. .	8,863	$1,579,741
Palo Alto Networks, Inc.*	6,808	2,321,664
Reddit, Inc. Cl A*	7,491	1,300,288

		5,201,693

Consumer, Cyclical (10.5%)
Fastenal Co.	28,027	1,346,137
Hilton Worldwide Holdings, Inc.	5,073	1,676,423
Murphy USA, Inc.	1,141	614,851
Ralph Lauren Corp.	5,127	2,058,029
Ross Stores, Inc.	7,075	1,505,914
Royal Caribbean Cruises Ltd.	8,638	2,742,824
Viking Holdings Ltd.*	17,536	1,835,493
Wingstop, Inc.	4,211	730,229
Wyndham Hotels & Resorts, Inc.	12,642	1,064,583
Yum! Brands, Inc.	4,288	685,480

		14,259,963

Consumer, Non-cyclical (16.7%)
Alnylam Pharmaceuticals, Inc.*	6,852	2,062,658
Arrowhead Pharmaceuticals, Inc.*	12,636	1,029,960
Cencora, Inc.	8,668	2,452,871
Danaher Corp.	9,734	1,854,132
Encompass Health Corp.	5,913	597,686
Halozyme Therapeutics, Inc.*	5,385	421,484
HealthEquity, Inc.*	13,811	1,247,410
Hershey Co.	2,905	509,682
IDEXX Laboratories, Inc.*	5,523	2,907,528
Insmed, Inc.*	10,739	1,144,992
Insulet Corp.*	2,765	420,971
Ionis Pharmaceuticals, Inc.*	11,901	943,630
Madrigal Pharmaceuticals, Inc.*	758	407,008
Medpace Holdings, Inc.*	895	473,983
Paylocity Holding Corp.*	5,523	577,319
Performance Food Group Co.*	12,905	1,442,650
Quanta Services, Inc.	2,038	1,467,442
Rollins, Inc.	32,783	1,368,362
Shift4 Payments, Inc. Cl A*	10,804	525,507
United Therapeutics Corp.*	1,579	855,550

		22,710,825

	Shares	Value
COMMON STOCKS (Continued):
Energy (3.6%)
Cheniere Energy, Inc.	4,077	$974,444
Expand Energy Corp.	8,924	813,779
Marathon Petroleum Corp.	3,436	878,482
TechnipFMC PLC	10,189	675,531
Williams Cos., Inc.	21,312	1,584,334

		4,926,570

Financial (6.0%)
Ameriprise Financial, Inc.	4,293	1,969,457
Arch Capital Group Ltd.*	14,076	1,366,217
Camden Property Trust	11,574	1,325,107
CBRE Group, Inc. Cl A*	4,902	660,250
LPL Financial Holdings, Inc.	4,856	1,367,838
M&T Bank Corp.	6,447	1,534,451

		8,223,320

Industrial (29.6%)
AMETEK, Inc.	12,236	2,960,378
Amphenol Corp. Cl A	21,969	3,873,574
Applied Industrial Technologies, Inc	7,235	2,446,515
Axon Enterprise, Inc.*	2,394	1,342,100
Carlisle Cos., Inc.	1,751	635,175
Comfort Systems USA, Inc.	1,412	2,798,514
Crown Holdings, Inc.	13,548	1,514,937
EMCOR Group, Inc.	2,561	2,125,323
ESCO Technologies, Inc.	7,759	2,715,960
HEICO Corp. Cl A	11,589	2,988,919
Howmet Aerospace, Inc.	9,550	2,567,613
Keysight Technologies, Inc.*	3,758	1,315,563
Modine Manufacturing Co.*	2,299	613,879
nVent Electric PLC	3,928	666,228
RBC Bearings, Inc.*	4,647	2,992,947
Rockwell Automation, Inc.	2,828	1,400,086
Saia, Inc.*	1,836	773,250
Teledyne Technologies, Inc.*	4,079	2,720,285
TTM Technologies, Inc.*	5,987	1,119,689
Vertiv Holdings Co. Cl A	8,129	2,721,752

		40,292,687

Technology (25.1%)
Atlassian Corp. Cl A*	4,898	381,015
Cloudflare, Inc. Cl A*	11,974	2,936,983
Credo Technology Group Holding Ltd.*	6,407	1,742,384
Datadog, Inc. Cl A*	16,967	4,417,528
Guidewire Software, Inc.*	7,498	922,629

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Lumentum Holdings, Inc.*	2,965	$2,544,148
MACOM Technology Solutions Holdings, Inc.*	3,298	1,254,460
MKS, Inc.	1,634	726,803
MongoDB, Inc.*	3,392	1,139,373
Monolithic Power Systems, Inc.	1,114	1,539,949
MSCI, Inc.	2,892	1,619,636
Onto Innovation, Inc.*	4,631	1,752,602
Rambus, Inc.*	9,921	1,316,913
Roper Technologies, Inc.	3,326	1,125,485

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Semtech Corp.*	7,653	$1,238,638
Snowflake, Inc.*	10,614	2,701,263
Synopsys, Inc.*	1,399	624,052
Take-Two Interactive Software, Inc.*	7,735	1,933,595
Teradyne, Inc.	5,944	2,875,945
Veeva Systems, Inc. Cl A*	7,780	1,380,717

		34,174,118

Utilities (3.3%)
NRG Energy, Inc.	17,891	2,613,159
Vistra Corp.	11,544	1,831,225

		4,444,384

Total Common Stocks (Cost: $126,521,872)		134,233,560

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.3%):
U.S. Government (1.3%)
U.S. Treasury Bill	A-1+	3.57	07/09/26	$750,000	$749,405
U.S. Treasury Bill	A-1+	3.60	07/07/26	1,000,000	999,401

Total Short-Term Debt Securities (Cost: $1,748,806)					1,748,806

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$733,420	$733,420

Total Temporary Cash Investment (Cost: $733,420)			733,420

Total Investments (Cost: $129,004,098) 100.4%			136,715,786

Other Net Assets -0.4%			(582,244)

Net Assets 100.0%			$136,133,542

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (98.7%):
Basic Materials (4.9%)
Alcoa Corp.	93,720	$4,886,561
Ashland, Inc.	16,262	1,071,503
Axalta Coating Systems Ltd.*	76,009	2,601,028
Cabot Corp.	18,333	1,665,003
Carpenter Technology Corp.	17,645	10,884,142
Cleveland-Cliffs, Inc.*	202,583	1,902,254
Coeur Mining, Inc.	367,405	5,996,050
Commercial Metals Co.	39,382	2,471,220
Hecla Mining Co.	238,202	3,675,457
MP Materials Corp.*	48,051	2,691,336
NewMarket Corp.	2,712	2,145,843
Olin Corp.	40,450	801,719
Reliance, Inc.	18,130	6,773,368
Royal Gold, Inc.	28,934	5,775,516
RPM International, Inc.	45,327	5,038,096
Solstice Advanced Materials, Inc.	56,400	4,997,040
Westlake Corp.	11,831	863,663

		64,239,799

Communications (2.4%)
Chewy, Inc. Cl A*	85,307	1,676,282
Hims & Hers Health, Inc.*	75,266	2,609,472
InterDigital, Inc.	9,178	2,598,567
Maplebear, Inc.*	58,429	2,766,613
New York Times Co. Cl A	57,208	4,003,416
Nexstar Media Group, Inc.	10,195	1,820,725
Pinterest, Inc. Cl A*	171,092	3,598,065
Roku, Inc.*	46,592	6,436,219
Sirius XM Holdings, Inc.	66,948	1,977,644
Viavi Solutions, Inc.*	83,073	3,966,736

		31,453,739

Consumer, Cyclical (12.4%)
Abercrombie & Fitch Co. Cl A*	15,890	1,430,259
Alaska Air Group, Inc.*	39,574	2,065,763
American Airlines Group, Inc.*	234,890	4,244,462
Aramark	93,387	5,313,720
Autoliv, Inc.	24,461	2,841,634
AutoNation, Inc.*	8,913	1,655,946
Bath & Body Works, Inc.	71,520	1,654,258
BJ’s Wholesale Club Holdings, Inc.*	45,349	3,955,340
BorgWarner, Inc.	72,847	4,837,041
Boyd Gaming Corp.	19,534	1,725,438
Brunswick Corp.	23,076	1,943,922
Burlington Stores, Inc.*	22,314	7,069,075
Capri Holdings Ltd.*	42,320	785,882

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Cava Group, Inc.*	35,556	$2,790,435
Choice Hotels International, Inc.	7,208	794,826
Churchill Downs, Inc.	23,515	2,107,885
Columbia Sportswear Co.	8,536	527,696
Core & Main, Inc. Cl A*	66,819	3,224,017
Crocs, Inc.*	17,647	2,128,934
Dick’s Sporting Goods, Inc.	23,397	5,306,674
Dolby Laboratories, Inc. Cl A	21,431	1,126,842
Dutch Bros, Inc. Cl A*	45,313	3,253,927
FirstCash Holdings, Inc.	13,700	2,963,584
Five Below, Inc.*	19,637	3,530,536
Floor & Decor Holdings, Inc. Cl A*	38,390	2,278,830
GameStop Corp. Cl A*	146,500	3,234,720
Gap, Inc.	79,148	1,478,485
Gentex Corp.	75,630	1,911,170
Goodyear Tire & Rubber Co.*	102,083	673,748
Harley-Davidson, Inc.	37,385	914,437
Hilton Grand Vacations, Inc.*	21,327	1,116,895
Hyatt Hotels Corp. Cl A	14,572	2,824,636
KB Home	22,250	1,392,627
Lear Corp.	17,792	2,385,196
Lithia Motors, Inc.	8,100	2,352,969
Macy’s, Inc.	93,667	2,205,858
Mattel, Inc.*	103,207	1,432,513
MSC Industrial Direct Co., Inc. Cl A	16,261	1,934,246
Murphy USA, Inc.	5,970	3,217,054
Ollie’s Bargain Outlet Holdings, Inc.*	21,544	1,656,303
Penske Automotive Group, Inc.	6,539	1,170,154
Planet Fitness, Inc. Cl A*	28,102	1,466,081
Polaris, Inc.	19,192	1,313,500
PVH Corp.	16,363	1,215,116
RB Global, Inc.	66,164	7,704,798
RH*	5,505	906,839
Scotts Miracle-Gro Co.	15,910	1,083,630
SharkNinja, Inc.*	25,130	3,826,545
Somnigroup International, Inc.	74,703	5,856,715
Taylor Morrison Home Corp.*	33,181	2,380,405
Texas Roadhouse, Inc.	23,344	4,510,761
Thor Industries, Inc.	18,680	1,403,989
Toll Brothers, Inc.	33,635	5,541,366
Travel + Leisure Co.	22,170	1,694,453

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Vail Resorts, Inc.	12,655	$1,722,978
VF Corp.	116,723	1,946,940
Visteon Corp.	9,480	940,511
Warner Music Group Corp. Cl A	51,936	1,405,908
Watsco, Inc.	12,432	5,180,787
WESCO International, Inc.	17,298	5,975,248
Whirlpool Corp.	23,021	907,488
Wingstop, Inc.	9,672	1,677,222
Wyndham Hotels & Resorts, Inc.	26,587	2,238,891
YETI Holdings, Inc.*	26,905	1,333,412

		161,691,520

Consumer, Non-cyclical (14.1%)
Albertsons Cos., Inc. Cl A	126,457	1,710,963
API Group Corp.*	136,935	5,799,197
Arrowhead Pharmaceuticals, Inc.*	50,025	4,077,538
Avantor, Inc.*	242,479	2,400,542
Avis Budget Group, Inc.*	6,021	890,084
BioMarin Pharmaceutical, Inc.*	68,644	3,927,810
Bio-Rad Laboratories, Inc. Cl A*	6,397	1,878,223
Booz Allen Hamilton Holding Corp.	42,829	2,598,435
Boston Beer Co., Inc. Cl A*	2,655	470,015
Brink’s Co.	14,626	1,382,011
Bruker Corp.	39,466	2,375,064
Celsius Holdings, Inc.*	56,289	1,648,142
Chemed Corp.	4,714	2,195,498
Coca-Cola Consolidated, Inc.	20,071	3,831,955
Cytokinetics, Inc.*	48,219	4,107,777
Darling Ingredients, Inc.*	56,443	3,082,917
DENTSPLY SIRONA, Inc.	71,145	754,848
Elanco Animal Health, Inc.*	177,379	4,365,297
elf Beauty, Inc.*	20,973	1,552,002
Encompass Health Corp.	35,230	3,561,048
Ensign Group, Inc.	20,585	3,299,776
Envista Holdings Corp.*	57,792	1,522,819
Euronet Worldwide, Inc.*	12,575	920,364
Exelixis, Inc.*	89,268	4,857,072
FTI Consulting, Inc.*	10,501	1,564,754
Globus Medical, Inc. Cl A*	40,244	3,179,678
Graham Holdings Co. Cl B	1,187	1,354,866
Grand Canyon Education, Inc.*	9,313	1,332,783

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
H&R Block, Inc.	45,018	$1,714,285
Haemonetics Corp.*	16,505	1,237,875
Halozyme Therapeutics, Inc.*	42,125	3,297,124
HealthEquity, Inc.*	30,002	2,709,781
Illumina, Inc.*	53,735	9,448,225
Ingredion, Inc.	22,396	2,121,125
Jazz Pharmaceuticals PLC*	22,283	5,369,535
Lancaster Colony Corp.	7,207	822,751
Lantheus Holdings, Inc.*	23,122	2,565,155
LivaNova PLC*	19,509	1,604,225
Medpace Holdings, Inc.*	8,013	4,243,605
Morningstar, Inc.	7,833	1,222,105
Neurocrine Biosciences, Inc.*	35,710	6,018,385
Option Care Health, Inc.*	55,769	1,169,476
Paylocity Holding Corp.*	15,403	1,610,076
Penumbra, Inc.*	13,968	4,410,396
Performance Food Group Co.*	55,791	6,236,876
Pilgrim’s Pride Corp.	15,209	427,525
Post Holdings, Inc.*	14,165	1,250,203
Repligen Corp.*	18,832	2,569,438
Roivant Sciences Ltd.*	160,133	5,667,107
Service Corp. International	49,000	3,722,040
Shift4 Payments, Inc. Cl A*	20,848	1,014,047
Sotera Health Co.*	94,187	1,671,819
Sprouts Farmers Market, Inc.*	33,400	2,824,972
Tenet Healthcare Corp.*	30,591	5,722,964
Toast, Inc. Cl A*	166,642	4,635,980
TransUnion	68,472	4,939,570
UL Solutions, Inc. Cl A	27,633	2,814,697
United Therapeutics Corp.*	15,075	8,168,087
US Foods Holding Corp.*	78,211	7,997,075
Valvoline, Inc.*	45,294	1,790,925
WEX, Inc.*	12,312	1,737,100

		183,396,027

Energy (4.8%)
Antero Midstream Corp.	118,083	2,686,388
Antero Resources Corp.*	104,535	3,673,360
Chord Energy Corp.	19,994	2,285,314
CNX Resources Corp.*	50,245	1,704,813
DT Midstream, Inc.	36,230	5,316,390
HF Sinclair Corp.	54,420	3,790,353
Matador Resources Co.	41,455	2,063,630
Murphy Oil Corp.	47,856	1,558,191
NEXTracker, Inc. Cl A*	52,732	6,282,491

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
NOV, Inc.	127,459	$2,364,365
Ovintiv, Inc.	97,807	5,149,539
PBF Energy, Inc. Cl A	29,832	1,357,953
Permian Resources Corp. Cl A	279,520	5,145,963
Range Resources Corp.	83,680	3,112,059
TechnipFMC PLC	141,599	9,388,014
Valaris Ltd.*	22,874	1,660,652
Viper Energy, Inc. Cl A	68,976	2,924,582
Weatherford International PLC	25,544	2,081,836

		62,545,893

Financial (20.0%)
Affiliated Managers Group, Inc.	9,380	3,174,192
Agree Realty Corp.	42,588	3,225,615
Ally Financial, Inc.	99,063	4,551,945
American Financial Group, Inc.	24,491	3,427,271
American Healthcare REIT, Inc.	68,444	3,569,355
American Homes 4 Rent Cl A	112,499	3,770,966
Annaly Capital Management, Inc.	260,244	5,819,056
Associated Banc-Corp.	58,019	1,785,245
Bank OZK	36,444	1,898,368
Brighthouse Financial, Inc.*	20,308	1,285,496
Brixmor Property Group, Inc.	108,973	3,435,919
CareTrust REIT, Inc.	83,900	3,385,365
Carlyle Group, Inc.	92,048	3,876,141
CNO Financial Group, Inc.	33,152	1,690,089
Columbia Banking System, Inc.	102,813	3,295,157
Commerce Bancshares, Inc.	48,149	2,780,605
COPT Defense Properties	40,083	1,458,620
Corebridge Financial, Inc.	85,970	2,461,321
Cousins Properties, Inc.	58,437	1,751,941
CubeSmart	80,411	3,197,945
Cullen/Frost Bankers, Inc.	22,303	3,446,260
East West Bancorp, Inc.	48,654	6,280,745
EastGroup Properties, Inc.	19,060	3,860,222
EPR Properties	27,171	1,576,190
Equitable Holdings, Inc.	99,981	4,387,166
Equity LifeStyle Properties, Inc.	68,877	4,439,123

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Essent Group Ltd.	32,728	$2,103,756
Evercore, Inc. Cl A	13,738	4,690,703
Federated Hermes, Inc.	25,720	1,420,258
Fidelity National Financial, Inc.	89,855	4,237,562
First American Financial Corp.	36,189	2,482,204
First Financial Bankshares, Inc.	46,307	1,602,222
First Horizon Corp.	168,561	4,321,904
First Industrial Realty Trust, Inc.	47,082	2,886,597
Flagstar Financial, Inc.	106,583	1,592,350
FNB Corp.	126,421	2,412,113
Gaming and Leisure Properties, Inc.	100,586	4,479,095
Glacier Bancorp, Inc.	45,758	2,360,198
Hamilton Lane, Inc. Cl A	14,512	1,143,981
Hancock Whitney Corp.	28,824	2,153,729
Hanover Insurance Group, Inc.	12,425	2,660,441
Healthcare Realty Trust, Inc.	123,067	2,482,261
Home BancShares, Inc.	66,525	1,899,289
Houlihan Lokey, Inc.	19,256	2,582,807
Independence Realty Trust, Inc.	83,558	1,394,583
International Bancshares Corp.	19,213	1,459,227
Jefferies Financial Group, Inc.	58,084	2,903,038
Jones Lang LaSalle, Inc.*	16,476	5,106,736
Kilroy Realty Corp.	37,993	1,423,598
Kinsale Capital Group, Inc.	7,781	2,566,252
Kite Realty Group Trust	72,120	2,046,766
Lamar Advertising Co. Cl A	30,918	4,822,590
MGIC Investment Corp.	75,110	2,118,102
National Storage Affiliates Trust	25,220	1,121,533
NNN REIT, Inc.	67,566	3,143,846
Old National Bancorp	122,126	3,163,063
Old Republic International Corp.	79,578	3,256,332
Omega Healthcare Investors, Inc.	105,764	5,042,828
Park Hotels & Resorts, Inc.	71,513	1,019,060
Pinnacle Financial Partners, Inc.	53,415	5,388,505
Primerica, Inc.	11,075	3,147,515

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Prosperity Bancshares, Inc.	35,819	$2,615,862
Rayonier, Inc.	98,266	2,091,100
Reinsurance Group of America, Inc.	23,266	4,947,515
RenaissanceRe Holdings Ltd.	15,141	4,798,183
Rexford Industrial Realty, Inc.	79,537	2,664,489
RLI Corp.	32,651	1,928,695
Ryan Specialty Holdings, Inc.	40,462	1,527,845
Sabra Health Care REIT, Inc.	89,564	1,747,394
SEI Investments Co.	32,464	2,847,417
Selective Insurance Group, Inc.	21,262	2,062,627
SLM Corp.	66,978	1,737,409
Southstate Bank Corp. .	34,686	3,465,131
STAG Industrial, Inc.	67,906	2,584,502
Starwood Property Trust, Inc.	123,770	2,027,353
Stifel Financial Corp.	54,481	3,801,139
Texas Capital Bancshares, Inc.	15,510	1,601,563
UMB Financial Corp.	25,364	3,620,965
United Bankshares, Inc.	48,825	2,237,650
Unum Group	52,204	4,667,038
Valley National Bancorp	169,248	2,479,483
Vornado Realty Trust	56,114	2,205,280
Voya Financial, Inc.	32,199	2,914,975
Webster Financial Corp.	57,544	4,397,512
Western Alliance Bancorp	36,366	2,989,285
Wintrust Financial Corp.	23,955	3,850,048
WP Carey, Inc.	79,105	5,656,007
Zions Bancorp NA	52,239	3,614,416

		261,546,245

Industrial (25.3%)
AAON, Inc.	24,146	3,063,162
Acuity, Inc.	10,695	4,028,379
Advanced Drainage Systems, Inc.	25,451	3,994,789
Advanced Energy Industries, Inc.	13,507	5,036,355
AECOM	45,645	3,186,021
AeroVironment, Inc.*	11,452	1,890,382
AGCO Corp.	21,345	2,554,997
Applied Industrial Technologies, Inc.	13,127	4,438,895
AptarGroup, Inc.	22,666	2,837,783
Arrow Electronics, Inc.*	18,161	3,875,739
ATI, Inc.*	48,467	9,552,846

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Avient Corp.	32,570	$1,203,787
Avnet, Inc.	29,131	2,587,415
Belden, Inc.	13,831	1,658,475
BWX Technologies, Inc.	32,537	6,333,327
Carlisle Cos., Inc.	14,339	5,201,472
Chart Industries, Inc.*	15,966	3,335,936
Clean Harbors, Inc.*	17,642	5,270,547
CNH Industrial NV	312,661	3,511,183
Cognex Corp.	59,103	4,280,239
Crane Co.	17,433	3,888,779
Crown Holdings, Inc.	39,243	4,388,152
Curtiss-Wright Corp.	13,120	9,941,811
Donaldson Co., Inc.	41,132	3,692,420
Dycom Industries, Inc.*	10,662	5,390,601
Eagle Materials, Inc.	11,164	2,511,900
EnerSys	13,087	3,060,002
Esab Corp.	20,324	2,004,556
Exponent, Inc.	17,228	1,012,317
Fabrinet*	12,725	7,152,468
Flowserve Corp.	45,391	3,366,197
Fluor Corp.*	49,603	2,598,701
Fortune Brands Innovations, Inc.	42,367	2,325,948
GATX Corp.	12,607	2,233,834
Graco, Inc.	58,944	4,456,756
Graphic Packaging Holding Co.	105,084	1,110,738
Greif, Inc. Cl A	8,799	655,438
GXO Logistics, Inc.*	40,859	2,071,551
Hexcel Corp.	26,787	2,680,307
IES Holdings, Inc.*	3,110	2,284,793
ITT, Inc.	31,751	6,279,078
Kirby Corp.*	19,001	2,583,566
Knife River Corp.*	20,157	1,686,133
Knight-Swift Transportation Holdings, Inc.	57,709	4,493,800
Kratos Defense & Security Solutions, Inc.*	66,597	3,320,526
Landstar System, Inc.	12,050	2,492,060
Lincoln Electric Holdings, Inc.	19,458	5,166,294
Littelfuse, Inc.	8,982	4,089,774
Louisiana-Pacific Corp.	22,580	1,776,143
MasTec, Inc.*	21,882	9,104,225
Middleby Corp.*	14,774	2,541,276
Moog, Inc. Cl A	10,100	4,280,784
MSA Safety, Inc.	12,888	2,249,987
Mueller Industries, Inc.	39,270	4,827,461
Novanta, Inc.*	12,648	2,052,012
nVent Electric PLC	57,435	9,741,550

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Oshkosh Corp.	22,143	$3,398,508
Owens Corning	28,600	4,546,256
RBC Bearings, Inc.*	11,203	7,215,404
Regal Rexnord Corp.	23,643	5,631,526
Ryder System, Inc.	13,741	3,624,464
Saia, Inc.*	9,473	3,989,649
Sanmina Corp.*	19,036	4,817,631
Sensata Technologies Holding PLC	51,651	2,465,819
Silgan Holdings, Inc.	31,152	1,445,141
Simpson Manufacturing Co., Inc.	14,611	3,058,813
Sonoco Products Co.	35,114	1,978,674
SPX Technologies, Inc.*	17,780	4,359,123
StandardAero, Inc.*	67,285	2,012,494
Sterling Infrastructure, Inc.*	10,899	9,148,185
TD SYNNEX Corp.	26,553	7,098,679
Terex Corp.	40,557	2,935,921
Tetra Tech, Inc.	92,170	2,662,791
Timken Co.	22,460	3,263,887
Toro Co.	34,425	3,353,684
Trex Co., Inc.*	36,900	1,846,476
TTM Technologies, Inc.*	36,883	6,897,859
UFP Industries, Inc.	20,059	1,820,154
Universal Display Corp.	15,441	1,337,036
Valmont Industries, Inc.	6,894	3,981,974
Vicor Corp.*	8,299	3,151,794
Vontier Corp.	50,005	1,450,145
Watts Water Technologies, Inc. Cl A	9,758	3,819,769
Woodward, Inc.	21,160	9,002,310
XPO, Inc.*	41,698	8,560,182

		330,228,015

Technology (11.8%)
Allegro MicroSystems, Inc.*	44,089	3,069,476
Amkor Technology, Inc.	40,495	3,491,884
Appfolio, Inc. Cl A*	8,533	1,368,267
Bentley Systems, Inc. Cl B	52,940	1,582,377
BILL Holdings, Inc.*	31,481	1,138,353
CACI International, Inc. Cl A*	7,845	3,634,275
Cirrus Logic, Inc.*	18,116	2,690,769
Commvault Systems, Inc.*	14,650	2,076,345
Crane NXT Co.	17,574	899,086
DigitalOcean Holdings, Inc.*	28,911	4,539,894
Docusign, Inc.*	69,002	3,065,069
Doximity, Inc. Cl A*	47,523	985,627

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Dropbox, Inc. Cl A*	53,190	$1,461,129
Duolingo, Inc.*	14,291	1,643,751
Dynatrace, Inc.*	104,646	4,595,006
Entegris, Inc.	54,161	9,741,397
Everpure, Inc. Cl A*	112,066	8,829,680
ExlService Holdings, Inc.*	54,261	1,403,189
Genpact Ltd.	55,987	1,539,643
Guidewire Software, Inc.*	30,065	3,699,498
IPG Photonics Corp.*	9,044	1,061,042
KBR, Inc.	45,030	1,554,886
Kyndryl Holdings, Inc.* .	80,067	905,558
Lattice Semiconductor Corp.*	48,659	7,442,881
MACOM Technology Solutions Holdings, Inc.*	23,303	8,863,762
Manhattan Associates, Inc.*	21,012	2,925,921
Maximus, Inc.	18,660	1,003,162
MKS, Inc.	23,989	10,670,307
Nutanix, Inc. Cl A*	94,190	4,799,922
Okta, Inc.*	59,543	8,124,642
Onto Innovation, Inc.*	17,667	6,686,076
Parsons Corp.*	18,997	995,253
Pegasystems, Inc.	32,050	960,538
Qualys, Inc.*	12,507	1,719,587
Rambus, Inc.*	38,405	5,097,880
Science Applications International Corp.	15,307	1,690,046
Semtech Corp.*	33,070	5,352,380
Silicon Laboratories, Inc.*	11,713	2,559,993
SiTime Corp.*	7,875	5,871,285
Synaptics, Inc.*	13,723	1,704,808
Twilio, Inc. Cl A*	53,903	11,121,806
UiPath, Inc. Cl A*	151,679	1,648,751

		154,215,201

Utilities (3.0%)
Black Hills Corp.	27,037	2,011,553
Essential Utilities, Inc.	100,731	3,859,005
IDACORP, Inc.	19,678	2,977,281
National Fuel Gas Co.	33,751	2,605,915
New Jersey Resources Corp.	35,842	2,008,586
Northwestern Energy Group, Inc.	21,844	1,564,467
OGE Energy Corp.	73,294	3,566,486
ONE Gas, Inc.	22,290	1,717,890
Ormat Technologies, Inc.	21,825	2,376,742
Portland General Electric Co.	41,101	2,130,265
Southwest Gas Holdings, Inc.	22,876	2,028,644

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Spire, Inc.	20,995	$1,639,500
Talen Energy Corp.*	16,121	6,194,655

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
TXNM Energy, Inc.	35,386	$2,009,217
UGI Corp.	76,142	2,629,945

		39,320,151

Total Common Stocks (Cost: $957,182,830)		1,288,636,590

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.2%):
U.S. Government (1.2%)
U.S. Treasury Bill	A-1+	3.58	07/14/26	$10,200,000	$10,186,815
U.S. Treasury Bill	A-1+	3.65	07/28/26	2,500,000	2,493,237
U.S. Treasury Bill(1)	A-1+	3.68	11/05/26	3,000,000	2,960,264

Total Short-Term Debt Securities (Cost: $15,641,798)					15,640,316

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$1,216,310	$1,216,310

Total Temporary Cash Investment (Cost: $1,216,310)			1,216,310

Total Investments (Cost: $974,040,938) 100.0%			1,305,493,216

Other Net Assets -0.0%(2)			(358,204)

Net Assets 100.0%			$1,305,135,012

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2026, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

E-mini S&P 400 Stock Index	43	P	September 2026	$16,705,500	$229,954	1.3%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (99.0%):
Basic Materials (2.9%)
Air Products and Chemicals, Inc.	2,155	$631,803
Albemarle Corp.	1,160	156,635
Alcoa Corp.	2,589	134,990
Almonty Industries, Inc.*	107	1,772
Anglogold Ashanti PLC	474	38,342
Axalta Coating Systems Ltd.*	2,100	71,862
Celanese Corp.	1,100	50,600
CF Industries Holdings, Inc.	1,507	163,148
Cleveland-Cliffs, Inc.*	5,567	52,274
Coeur Mining, Inc.	10,106	164,930
Dow, Inc.	7,088	193,928
DuPont de Nemours, Inc.	1,345	182,391
Eastman Chemical Co.	1,116	74,750
Ecolab, Inc.	2,440	679,808
Element Solutions, Inc.	2,245	107,199
Freeport-McMoRan, Inc.	14,076	885,240
Hecla Mining Co.	5,885	90,805
International Flavors & Fragrances, Inc.	2,516	199,317
International Paper Co.	5,162	196,672
Linde PLC	4,536	2,353,912
LyondellBasell Industries NV Cl A	2,537	133,573
Mosaic Co.	3,125	66,219
MP Materials Corp.*	1,411	79,030
NewMarket Corp.	60	47,474
Newmont Corp.	10,500	980,700
Nucor Corp.	2,168	482,922
Olin Corp.	1,117	22,139
PPG Industries, Inc.	2,195	266,232
Qnity Electronics, Inc.	2,063	336,908
Reliance, Inc.	501	187,174
Royal Gold, Inc.	834	166,475
RPM International, Inc.	1,241	137,937
Sherwin-Williams Co.	1,678	577,769
Southern Copper Corp.	698	121,633
Steel Dynamics, Inc.	1,216	279,023
Westlake Corp.	324	23,652

		10,339,238

Communications (11.1%)
Amazon.com, Inc.*	87,458	20,844,740
Applied Digital Corp.*	2,506	93,474
AST SpaceMobile, Inc.*	155	13,773
AT&T, Inc.	66,648	1,379,614
CDW Corp.	1,257	176,784
Charter Communications, Inc. Cl A*	770	109,502
Cisco Systems, Inc.	38,869	4,565,553
Comcast Corp. Cl A	34,876	856,206

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
eBay, Inc.	3,417	$381,850
EchoStar Corp. Cl A*	184	18,676
Etsy, Inc.*	465	35,028
F5, Inc.*	556	231,274
FactSet Research Systems, Inc.	356	81,908
Fox Corp. Cl A	1,953	101,868
Fox Corp. Cl B	1,354	63,421
Gen Digital, Inc.	4,807	119,646
IAC, Inc.*	624	28,804
Iridium Communications, Inc.	632	34,665
Liberty Broadband Corp. Cl A*	167	5,558
Liberty Broadband Corp. Cl C*	1,142	37,983
Liberty Global Ltd. Cl A*	1,659	18,863
Liberty Global Ltd. Cl C*	1,269	13,959
Lyft, Inc. Cl A*	3,198	46,723
Maplebear, Inc.*	804	38,069
Match Group, Inc.	2,285	86,944
Meta Platforms, Inc. Cl A	3,933	2,215,420
Millicom International Cellular SA	889	80,686
Motorola Solutions, Inc.	1,013	420,689
New York Times Co. Cl A	1,515	106,020
News Corp. Cl A	3,645	90,505
News Corp. Cl B	1,198	33,616
Nexstar Media Group, Inc.	280	50,005
Omnicom Group, Inc.	2,785	202,832
Pinterest, Inc. Cl A*	4,817	101,301
Robinhood Markets, Inc. Cl A*	1,299	130,264
Roku, Inc.*	73	10,084
Sirius XM Holdings, Inc.	1,742	51,459
Space Exploration Technologies Corp. Cl A*	499	85,259
T-Mobile US, Inc.	4,794	804,098
Trade Desk, Inc. Cl A*	2,917	52,739
Uber Technologies, Inc.*	17,373	1,253,636
VeriSign, Inc.	802	201,751
Verizon Communications, Inc.	41,190	1,743,985
Versant Media Group, Inc.	1,389	50,018
Walt Disney Co.	17,454	1,679,947
Warner Bros Discovery, Inc.*	23,668	630,989
Wayfair, Inc. Cl A*	1,024	94,638
Zillow Group, Inc. Cl A*	392	12,297

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
Zillow Group, Inc. Cl C*	1,591	$50,148

		39,537,271

Consumer, Cyclical (7.7%)
Alaska Air Group, Inc.*	927	48,389
Allison Transmission Holdings, Inc.	695	78,354
Amer Sports, Inc.*	1,529	51,741
Aptiv PLC*	2,082	127,793
Aramark	2,577	146,631
Aurora Innovation, Inc.*	11,847	80,797
AutoNation, Inc.*	242	44,961
AutoZone, Inc.*	140	447,432
Bath & Body Works, Inc.	1,977	45,728
Best Buy Co., Inc.	1,936	146,904
Birkenstock Holding PLC*	395	16,997
BJ’s Wholesale Club Holdings, Inc.*	1,270	110,769
BorgWarner, Inc.	2,015	133,796
Boyd Gaming Corp.	502	44,342
Brunswick Corp.	636	53,577
Caesars Entertainment, Inc.*	1,986	59,938
CarMax, Inc.*	1,392	73,623
Carnival Corp. Ltd.	12,548	358,496
Casey’s General Stores, Inc.	43	34,176
Churchill Downs, Inc.	546	48,943
Columbia Sportswear Co.	211	13,044
Copart, Inc.*	8,677	244,605
Core & Main, Inc. Cl A*	1,843	88,925
Costco Wholesale Corp.	2,456	2,297,514
Crocs, Inc.*	476	57,425
Cummins, Inc.	743	529,915
Deckers Outdoor Corp.*	1,276	126,694
Delta Air Lines, Inc.	6,047	566,362
Dick’s Sporting Goods, Inc.	621	140,849
Dillard’s, Inc. Cl A	32	16,910
Dolby Laboratories, Inc. Cl A	585	30,759
Dollar General Corp.	2,164	249,098
Dollar Tree, Inc.*	1,823	220,492
Domino’s Pizza, Inc.	278	82,299
DR Horton, Inc.	2,473	402,802
Fastenal Co.	2,060	98,942
Ferguson Enterprises, Inc.	1,788	424,346
Five Below, Inc.*	321	57,713
Floor & Decor Holdings, Inc. Cl A*	1,048	62,209
Flutter Entertainment PLC*	1,393	142,323

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Ford Motor Co.	38,451	$534,469
Freshpet, Inc.*	476	28,141
GameStop Corp. Cl A*	4,029	88,960
Gap, Inc.	2,187	40,853
General Motors Co.	8,870	683,700
Gentex Corp.	2,094	52,915
Genuine Parts Co.	1,351	159,391
Hasbro, Inc.	1,038	85,728
Home Depot, Inc.	2,550	899,334
Hyatt Hotels Corp. Cl A	24	4,652
Lear Corp.	497	66,628
Lennar Corp. Cl A	2,011	181,975
Lennar Corp. Cl B	88	7,807
Liberty Live Holdings, Inc. Cl A*	193	19,543
Liberty Live Holdings, Inc. Cl C*	474	50,073
Liberty Media Corp.- Liberty Formula One Cl A*	232	20,309
Liberty Media Corp.- Liberty Formula One Cl C*	2,137	203,314
Lithia Motors, Inc.	221	64,198
LKQ Corp.	2,498	65,772
Lowe’s Cos., Inc.	5,516	1,216,223
Lululemon Athletica, Inc.*	981	112,011
Macy’s, Inc.	2,591	61,018
Madison Square Garden Sports Corp.*	73	29,334
Marriott International, Inc. Cl A	543	201,230
Mattel, Inc.*	2,838	39,392
McDonald’s Corp.	6,987	1,888,656
MGM Resorts International*	1,830	87,492
MSC Industrial Direct Co., Inc. Cl A	446	53,052
NIKE, Inc. Cl B	11,611	476,632
Norwegian Cruise Line Holdings Ltd.*	4,493	94,847
NVR, Inc.*	16	109,014
Ollie’s Bargain Outlet Holdings, Inc.*	596	45,821
O’Reilly Automotive, Inc.*	8,165	751,915
PACCAR, Inc.	5,082	610,450
Penske Automotive Group, Inc.	174	31,137
Pool Corp.	316	67,908
PulteGroup, Inc.	1,861	255,348
PVH Corp.	446	33,120
QuantumScape Corp.*	4,926	37,241

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
QXO, Inc.*	6,381	$110,264
Ralph Lauren Corp.	133	53,388
RB Global, Inc.	1,829	212,987
Restaurant Brands International, Inc.	1,442	104,559
Rivian Automotive, Inc. Cl A*	7,112	123,393
Ross Stores, Inc.	399	84,927
Royal Caribbean Cruises Ltd.	1,071	340,075
Scotts Miracle-Gro Co.	437	29,764
SharkNinja, Inc.*	701	106,741
SiteOne Landscape Supply, Inc.*	429	49,082
Somnigroup International, Inc.	1,671	131,006
Southwest Airlines Co.	4,120	211,850
Starbucks Corp.	5,056	516,673
Target Corp.	4,465	583,174
Texas Roadhouse, Inc.	440	85,021
Thor Industries, Inc.	495	37,204
TJX Cos., Inc.	5,916	896,274
TKO Group Holdings, Inc.	375	75,491
Toll Brothers, Inc.	927	152,723
Tractor Supply Co.	5,172	163,487
Travel + Leisure Co.	413	31,566
Ulta Beauty, Inc.*	334	150,627
United Airlines Holdings, Inc.*	2,991	406,746
Vail Resorts, Inc.	65	8,850
VF Corp.	3,455	57,629
Walmart, Inc.	39,475	4,470,939
Watsco, Inc.	344	143,355
WESCO International, Inc.	471	162,698
Whirlpool Corp.	618	24,362
Williams-Sonoma, Inc.	1,001	233,333
WW Grainger, Inc.	60	81,624
Wyndham Hotels & Resorts, Inc.	66	5,558
Wynn Resorts Ltd.	112	10,874
YETI Holdings, Inc.*	741	36,724
Yum! Brands, Inc.	1,907	304,853

		27,664,037

Consumer, Non-cyclical (19.0%)
Abbott Laboratories	17,048	1,546,936
AbbVie, Inc.	16,028	4,033,286
ADT, Inc.	5,526	35,919
Agilent Technologies, Inc.	2,779	369,135
Albertsons Cos., Inc. Cl A	3,263	44,148
Align Technology, Inc.*	658	110,978
Altria Group, Inc.	16,444	1,183,146

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Amgen, Inc.	1,554	$562,734
API Group Corp.*	3,751	158,855
Archer-Daniels-Midland Co.	4,718	360,455
Arrowhead Pharmaceuticals, Inc.*	493	40,184
Ascendis Pharma A/S*	27	7,201
Automatic Data Processing, Inc.	2,494	558,531
Avantor, Inc.*	6,483	64,182
Avery Dennison Corp.	753	122,250
Avis Budget Group, Inc.*	119	17,592
Baxter International, Inc.	5,054	107,751
Becton Dickinson & Co.	2,796	423,119
Biogen, Inc.*	1,450	313,287
BioMarin Pharmaceutical, Inc.*	1,886	107,917
Bio-Rad Laboratories, Inc. Cl A*	179	52,556
Bio-Techne Corp.	1,538	108,660
Block, Inc.*	5,122	389,272
Booz Allen Hamilton Holding Corp.	913	55,392
Boston Scientific Corp.*	14,587	622,573
Bridgebio Pharma, Inc.*	92	6,852
Bright Horizons Family Solutions, Inc.*	515	36,503
Bristol-Myers Squibb Co.	20,091	1,157,643
Brown-Forman Corp. Cl A	423	11,573
Brown-Forman Corp. Cl B	1,324	35,285
Bruker Corp.	1,091	65,656
Bunge Global S.A.	1,306	139,389
Campbell’s Company	1,951	43,449
Cardinal Health, Inc.	1,249	296,712
Caris Life Sciences, Inc.*	125	2,228
Centene Corp.*	4,463	286,480
Charles River Laboratories International, Inc.*	482	109,313
Chemed Corp.	128	59,615
Church & Dwight Co., Inc.	2,330	225,730
Cigna Group	2,569	708,222
Clorox Co.	1,185	113,096
Coca-Cola Co.	33,847	2,750,746
Coca-Cola Consolidated, Inc.	491	93,742
Colgate-Palmolive Co.	4,454	408,343
Conagra Brands, Inc.	4,687	63,087
Constellation Brands, Inc. Cl A	1,358	188,884
Cooper Cos., Inc.*	1,912	137,110
Corpay, Inc.*	395	131,642

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Corteva, Inc.	6,612	$559,970
CVS Health Corp.	12,626	1,306,160
Danaher Corp.	6,217	1,184,214
Darling Ingredients, Inc.*	1,540	84,115
DaVita, Inc.*	300	66,744
Edwards Lifesciences Corp.*	5,608	507,300
Elanco Animal Health, Inc.*	4,861	119,629
Elevance Health, Inc.	2,136	826,055
elf Beauty, Inc.*	568	42,032
Encompass Health Corp.	968	97,845
Ensign Group, Inc.	556	89,127
Envista Holdings Corp.*	1,593	41,976
Equifax, Inc.	1,166	185,068
Estee Lauder Cos., Inc. Cl A	1,993	157,347
Euronet Worldwide, Inc.*	347	25,397
Exelixis, Inc.*	1,826	99,353
FTI Consulting, Inc.*	292	43,511
GE HealthCare Technologies, Inc.	4,468	285,997
General Mills, Inc.	5,246	182,561
Gilead Sciences, Inc.	12,222	1,544,127
Global Payments, Inc.	2,263	164,203
Globus Medical, Inc. Cl A*	1,103	87,148
Grand Canyon Education, Inc.*	192	27,477
Guardant Health, Inc.*	140	21,004
H&R Block, Inc.	1,054	40,136
HCA Healthcare, Inc.	1,469	572,748
Henry Schein, Inc.*	970	81,014
Hershey Co.	1,289	226,155
Hormel Foods Corp.	2,850	70,737
Humana, Inc.	1,182	469,514
IDEXX Laboratories, Inc.*	124	65,279
Illumina, Inc.*	1,495	262,866
Incyte Corp.*	1,630	184,777
Ingredion, Inc.	616	58,341
Ionis Pharmaceuticals, Inc.*	91	7,215
IQVIA Holdings, Inc.*	1,637	316,301
J M Smucker Co.	1,028	115,650
Jazz Pharmaceuticals PLC*	587	141,449
JBS NV Cl A	3,208	38,015
Johnson & Johnson	23,705	6,020,359
Kenvue, Inc.	18,650	356,402
Keurig Dr Pepper, Inc.	12,748	417,242
Kimberly-Clark Corp.	2,205	242,043
Kraft Heinz Co.	8,413	198,715
Kroger Co.	5,483	304,471

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Labcorp Holdings, Inc.	807	$225,960
Lamb Weston Holdings, Inc.	1,298	56,048
MarketAxess Holdings, Inc.	344	39,041
McCormick & Co., Inc.	2,504	126,252
McKesson Corp.	76	57,426
Medline, Inc. Cl A*	4,413	174,049
Medtronic PLC	12,619	987,184
Merck & Co., Inc.	24,339	3,127,561
Moderna, Inc.*	3,579	250,637
Molina Healthcare, Inc.*	506	115,722
Molson Coors Beverage Co. Cl B	1,506	58,674
Mondelez International, Inc. Cl A	12,630	730,519
Monster Beverage Corp.*	3,749	360,354
Moody’s Corp.	794	359,618
Morningstar, Inc.	179	27,928
Neurocrine Biosciences, Inc.*	136	22,921
NIQ Global Intelligence PLC*	511	4,778
Organon & Co.	2,575	34,865
Paylocity Holding Corp.*	398	41,603
PayPal Holdings, Inc.	8,812	380,502
PepsiCo, Inc.	11,840	1,603,136
Performance Food Group Co.*	1,480	165,449
Pfizer, Inc.	56,017	1,348,889
Philip Morris International, Inc.	15,342	2,775,521
Pilgrim’s Pride Corp.	417	11,722
Post Holdings, Inc.*	400	35,304
Primo Brands Corp.	2,401	58,680
Procter & Gamble Co.	22,941	3,364,068
QIAGEN NV	2,022	79,060
Quest Diagnostics, Inc.	1,086	230,178
Regeneron Pharmaceuticals, Inc.	994	619,799
Repligen Corp.*	524	71,495
ResMed, Inc.	1,429	278,484
Revvity, Inc.	1,098	122,163
Reynolds Consumer Products, Inc.	537	14,418
Robert Half, Inc.	970	29,779
Roivant Sciences Ltd.*	4,813	170,332
Royalty Pharma PLC Cl A	4,070	228,205
S&P Global, Inc.	2,745	1,117,929
Seaboard Corp.	3	13,393
Service Corp. International	1,319	100,191

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Shift4 Payments, Inc. Cl A*	343	$16,684
Smithfield Foods, Inc.	452	10,966
Solventum Corp.*	1,453	112,099
Sotera Health Co.*	2,747	48,759
Sprouts Farmers Market, Inc.*	921	77,898
STERIS PLC	963	202,779
Stryker Corp.	3,402	1,071,086
Sunbelt Rentals Holdings, Inc.	4,035	301,858
Sysco Corp.	2,470	206,443
Teleflex, Inc.	434	55,014
Tenet Healthcare Corp.*	840	157,147
Thermo Fisher Scientific, Inc.	3,658	1,833,975
TransUnion	1,894	136,633
Tyson Foods, Inc. Cl A	2,708	155,033
U-Haul Holding Co.*	1,016	59,188
UL Solutions, Inc. Cl A	493	50,217
United Rentals, Inc.	473	535,857
United Therapeutics Corp.*	407	220,525
UnitedHealth Group, Inc.	8,883	3,692,041
Universal Health Services, Inc. Cl B	501	74,494
US Foods Holding Corp.*	2,157	220,553
Valvoline, Inc.*	129	5,101
Verisk Analytics, Inc.	1,288	231,235
Vertex Pharmaceuticals, Inc.*	2,501	1,242,322
Viatris, Inc.	11,433	181,556
Viking Therapeutics, Inc.*	1,038	40,492
Waters Corp.*	967	362,664
West Pharmaceutical Services, Inc.	688	246,992
WEX, Inc.*	313	44,161
WillScot Holdings Corp.	1,737	50,130
Zimmer Biomet Holdings, Inc.	1,905	164,001
Zoetis, Inc.	881	63,309

		67,896,197

Energy (5.5%)
Antero Midstream Corp.	3,246	73,846
Antero Resources Corp.*	2,919	102,574
APA Corp.	3,468	112,953
Baker Hughes Co.	9,767	542,069
Cheniere Energy, Inc.	1,920	458,899
Chevron Corp.	18,252	3,025,452
Chord Energy Corp.	554	63,322
ConocoPhillips	11,998	1,247,312
Devon Energy Corp.	11,089	458,197

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Diamondback Energy, Inc.	1,884	$331,170
DT Midstream, Inc.	1,000	146,740
Enphase Energy, Inc.*	1,260	62,042
EOG Resources, Inc.	5,268	683,418
EQT Corp.	5,934	315,511
Expand Energy Corp.	2,237	203,992
Exxon Mobil Corp.	40,942	5,597,590
First Solar, Inc.*	949	223,926
Halliburton Co.	8,196	278,254
HF Sinclair Corp.	1,522	106,007
Kinder Morgan, Inc.	19,130	611,586
Marathon Petroleum Corp.	1,418	362,540
Matador Resources Co.	1,034	51,473
NEXTracker, Inc. Cl A*	1,456	173,468
NOV, Inc.	3,513	65,166
Occidental Petroleum Corp.	7,134	346,498
ONEOK, Inc.	6,201	539,115
Ovintiv, Inc.	2,781	146,420
Permian Resources Corp. Cl A	6,818	125,519
Phillips 66	3,703	625,992
Range Resources Corp.	2,294	85,314
SLB Ltd.	14,709	683,821
TechnipFMC PLC	2,352	155,938
Valero Energy Corp.	2,561	666,987
Viper Energy, Inc. Cl A	1,863	78,991
Weatherford International PLC	694	56,561
Williams Cos., Inc.	11,995	891,708

		19,700,371

Financial (22.2%)
Affiliated Managers Group, Inc.	251	84,938
Aflac, Inc.	4,479	525,163
AGNC Investment Corp.	11,270	122,843
Agree Realty Corp.	1,163	88,086
Alexandria Real Estate Equities, Inc.	1,689	89,264
Allstate Corp.	2,523	600,323
Ally Financial, Inc.	2,445	112,348
American Express Co.	3,703	1,252,540
American Financial Group, Inc.	652	91,241
American Healthcare REIT, Inc.	1,878	97,938
American Homes 4 Rent Cl A	3,298	110,549
American International Group, Inc.	5,242	390,686

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
American Tower Corp.	1,618	$264,656
Americold Realty Trust, Inc.	2,810	44,173
Ameriprise Financial, Inc.	817	374,807
Annaly Capital Management, Inc.	7,218	161,394
Aon PLC Cl A	2,047	678,969
Apollo Global Management, Inc.	4,130	488,620
Arch Capital Group Ltd.*	3,420	331,945
Arthur J Gallagher & Co.	2,508	575,762
Assurant, Inc.	487	130,774
Assured Guaranty Ltd.	411	32,946
AvalonBay Communities, Inc.	1,366	257,751
Axis Capital Holdings Ltd.	721	77,464
Bank of America Corp.	60,632	3,454,811
Bank of New York Mellon Corp.	6,329	915,237
Bank OZK	1,011	52,663
Berkshire Hathaway, Inc. Cl B*	18,321	9,167,645
BitMine Immersion Technologies, Inc.	5,544	73,791
Blackrock, Inc.	1,502	1,444,263
Blackstone, Inc.	1,535	180,623
Blue Owl Capital, Inc.	6,476	56,665
BOK Financial Corp.	186	25,832
Brighthouse Financial, Inc.*	559	35,385
Brixmor Property Group, Inc.	2,998	94,527
Brookfield Asset Management Ltd. Cl A	247	11,078
Brown & Brown, Inc.	2,902	186,163
BXP, Inc.	1,558	103,311
Camden Property Trust	969	110,941
Capital One Financial Corp.	6,133	1,230,402
Carlyle Group, Inc.	2,610	109,907
Cboe Global Markets, Inc.	1,031	250,193
CBRE Group, Inc. Cl A*	2,601	350,329
Central BanCo, Inc.	192	5,833
Charles Schwab Corp.	14,874	1,372,424
Chubb Ltd.	3,462	1,179,642
Cincinnati Financial Corp.	1,498	277,340
Circle Internet Group, Inc.*	1,759	110,166
Citigroup, Inc.	14,162	1,982,114
Citizens Financial Group, Inc.	4,156	291,211
CME Group, Inc.	3,555	785,051

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
CNA Financial Corp.	197	$9,576
Coinbase Global, Inc. Cl A*	2,161	315,917
Columbia Banking System, Inc.	2,836	90,894
Commerce Bancshares, Inc.	1,332	76,923
Corebridge Financial, Inc.	2,421	69,313
CoStar Group, Inc.*	3,551	100,564
Cousins Properties, Inc.	1,604	48,088
Credit Acceptance Corp.*	32	20,376
Crown Castle, Inc.	4,293	325,109
CubeSmart	2,225	88,488
Cullen/Frost Bankers, Inc.	581	89,776
Digital Realty Trust, Inc.	3,439	617,576
East West Bancorp, Inc.	1,338	172,722
EastGroup Properties, Inc.	525	106,328
EPR Properties	736	42,695
Equinix, Inc.	969	1,010,076
Equitable Holdings, Inc.	1,275	55,947
Equity LifeStyle Properties, Inc.	1,898	122,326
Equity Residential	3,668	249,167
Essex Property Trust, Inc.	629	183,410
Evercore, Inc. Cl A	361	123,260
Everest Group Ltd.	389	138,962
Extra Space Storage, Inc.	2,062	299,609
Federal Realty Investment Trust	842	103,936
Fermi, Inc.*	2,019	18,494
Fidelity National Financial, Inc.	2,503	118,041
Fifth Third Bancorp	8,897	501,524
Figure Technology Solutions, Inc. Cl A*	748	22,971
First American Financial Corp.	959	65,778
First Citizens BancShares, Inc. Cl A	79	164,382
First Hawaiian, Inc.	1,190	34,867
First Horizon Corp.	4,658	119,431
First Industrial Realty Trust, Inc.	1,297	79,519
FNB Corp.	3,454	65,902
Franklin Resources, Inc.	2,637	87,733
Freedom Holding Corp.*	26	3,392
Galaxy Digital, Inc. Cl A*	1,838	50,251
Gaming and Leisure Properties, Inc.	2,676	119,162
Globe Life, Inc.	768	137,226

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Goldman Sachs Group, Inc.	2,837	$2,869,257
Hamilton Lane, Inc. Cl A	387	30,507
Hanover Insurance Group, Inc.	342	73,229
Hartford Insurance Group, Inc.	2,693	356,876
Healthcare Realty Trust, Inc.	3,294	66,440
Healthpeak Properties, Inc.	6,822	145,991
Host Hotels & Resorts, Inc.	6,677	158,312
Houlihan Lokey, Inc.	536	71,894
Howard Hughes Holdings, Inc.*	306	21,876
Huntington Bancshares, Inc.	19,816	351,338
Interactive Brokers Group, Inc. Cl A	2,565	223,258
Intercontinental Exchange, Inc.	5,529	680,675
Invesco Ltd.	3,540	93,421
Invitation Homes, Inc.	5,829	176,094
IREN Ltd.*	2,787	127,450
Iron Mountain, Inc.	2,908	367,309
iShares Russell 1000 Value ETF	12,967	3,143,590
Janus Living, Inc.	456	13,105
Jefferies Financial Group, Inc.	1,491	74,520
Jones Lang LaSalle, Inc.*	430	133,279
JPMorgan Chase & Co.	26,305	8,610,416
KeyCorp	9,111	210,009
Kilroy Realty Corp.	1,135	42,528
Kimco Realty Corp.	6,503	164,851
Kinsale Capital Group, Inc.	215	70,909
KKR & Co., Inc.	5,270	483,681
Lamar Advertising Co. Cl A	651	101,543
Lazard, Inc.	763	32,000
Lincoln National Corp.	1,690	59,742
Lineage, Inc.	683	29,540
Loews Corp.	1,645	186,230
LPL Financial Holdings, Inc.	507	142,812
M&T Bank Corp.	1,444	343,686
Markel Group, Inc.*	122	238,267
Marsh & McLennan Cos., Inc.	4,745	790,849

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Medical Properties Trust, Inc.	4,895	$22,615
MetLife, Inc.	5,316	449,787
MGIC Investment Corp.	2,043	57,613
Mid-America Apartment Communities, Inc.	1,138	158,114
Millrose Properties, Inc.	1,505	45,225
Morgan Stanley	11,026	2,304,875
Nasdaq, Inc.	4,397	346,572
National Storage Affiliates Trust	700	31,129
NNN REIT, Inc.	1,860	86,546
Northern Trust Corp.	1,714	297,962
Old Republic International Corp.	2,217	90,720
Omega Healthcare Investors, Inc.	2,931	139,750
OneMain Holdings, Inc.	1,135	69,201
Pinnacle Financial Partners, Inc.	1,381	139,315
PNC Financial Services Group, Inc.	3,951	972,815
Popular, Inc.	579	95,060
Primerica, Inc.	308	87,534
Principal Financial Group, Inc.	2,105	226,877
Progressive Corp.	5,747	1,255,432
Prologis, Inc.	9,169	1,242,124
Prosperity Bancshares, Inc.	1,131	82,597
Prudential Financial, Inc.	3,423	369,444
Public Storage	1,378	438,631
Raymond James Financial, Inc.	1,739	264,380
Rayonier, Inc.	2,948	62,733
Realty Income Corp.	9,183	568,979
Regency Centers Corp.	1,794	143,054
Regions Financial Corp.	8,400	253,680
Reinsurance Group of America, Inc.	644	136,947
RenaissanceRe Holdings Ltd.	411	130,246
Rexford Industrial Realty, Inc.	2,216	74,236
Rithm Capital Corp.	5,470	51,363
RLI Corp.	805	47,551
Rocket Cos., Inc. Cl A*	9,530	150,098
Ryan Specialty Holdings, Inc.	931	35,155
SBA Communications Corp.	1,037	182,989
SEI Investments Co.	1,001	87,798

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
SLM Corp.	1,833	$47,548
SoFi Technologies, Inc.*	10,948	196,298
Southstate Bank Corp.	954	95,305
STAG Industrial, Inc.	1,882	71,629
Starwood Property Trust, Inc.	3,439	56,331
State Street Corp.	2,632	446,387
Stifel Financial Corp.	1,466	102,283
Sun Communities, Inc.	1,200	143,892
Synchrony Financial	3,304	251,269
T Rowe Price Group, Inc.	2,072	235,566
TFS Financial Corp.	514	9,108
TPG, Inc.	1,428	57,905
Tradeweb Markets, Inc. Cl A	1,059	105,540
Travelers Cos., Inc.	2,086	688,630
Truist Financial Corp.	12,263	610,943
UDR, Inc.	3,190	127,345
Unum Group	1,558	139,285
US Bancorp	15,311	924,784
UWM Holdings Corp.	2,467	5,649
Ventas, Inc.	4,765	423,132
VICI Properties, Inc.	10,679	283,527
Virtu Financial, Inc. Cl A	813	48,430
Vornado Realty Trust	1,723	67,714
Voya Financial, Inc.	907	82,111
W R Berkley Corp.	2,232	157,423
Webster Financial Corp.	1,586	121,202
Wells Fargo & Co.	30,137	2,490,522
Welltower, Inc.	6,956	1,578,803
Western Alliance Bancorp	851	69,952
Western Union Co.	3,052	23,500
Weyerhaeuser Co.	7,084	169,591
White Mountains Insurance Group Ltd.	24	49,761
Willis Towers Watson PLC	928	242,551
Wintrust Financial Corp.	653	104,950
WP Carey, Inc.	2,174	155,441
XP, Inc. Cl A	3,862	62,796
Zions Bancorp NA	1,427	98,734

		79,322,906

Industrial (10.3%)
3M Co.	4,421	715,804
A O Smith Corp.	1,099	68,929
Acuity, Inc.	297	111,868
Advanced Drainage Systems, Inc.	715	112,226
Advanced Energy Industries, Inc.	19	7,085
AECOM	1,268	88,506
AeroVironment, Inc.*	375	61,901

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
AGCO Corp.	588	$70,384
Allegion PLC	837	117,590
Amcor PLC	4,544	196,982
AMETEK, Inc.	2,250	544,365
Applied Industrial Technologies, Inc.	362	122,410
AptarGroup, Inc.	623	78,000
Armstrong World Industries, Inc.	308	49,409
Arrow Electronics, Inc.*	501	106,918
Avnet, Inc.	798	70,878
Ball Corp.	2,618	163,363
Boeing Co.*	2,636	570,615
Builders FirstSource, Inc.*	1,031	92,254
BWX Technologies, Inc.	47	9,149
Carlisle Cos., Inc.	355	128,776
Carrier Global Corp.	7,682	563,475
CH Robinson Worldwide, Inc.	90	16,951
Chart Industries, Inc.*	469	97,993
Clean Harbors, Inc.*	406	121,292
CNH Industrial NV	8,566	96,196
Cognex Corp.	1,641	118,841
Coherent Corp.*	1,380	544,369
Crane Co.	487	108,635
CRH PLC	6,577	703,739
Crown Holdings, Inc.	1,096	122,555
CSX Corp.	18,269	868,326
Curtiss-Wright Corp.	178	134,881
Deere & Co.	2,429	1,540,788
Donaldson Co., Inc.	1,135	101,889
Dover Corp.	1,311	294,031
Dycom Industries, Inc.*	176	88,984
Eagle Materials, Inc.	306	68,850
Eaton Corp. PLC	3,232	1,377,220
Emerson Electric Co.	5,527	791,190
Esab Corp.	562	55,430
Everus Construction Group, Inc.*	69	11,451
Expeditors International of Washington, Inc.	1,303	212,363
FedEx Corp.	2,154	674,482
FedEx Freight Holding Co., Inc.*	1,077	162,627
Flex Ltd.*	3,603	583,938
Flowserve Corp.	1,253	92,922
Fortive Corp.	2,994	182,903
Fortune Brands Innovations, Inc.	1,141	62,641
Garmin Ltd.	1,616	383,865
Gates Industrial Corp. PLC*	2,458	68,750

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Generac Holdings, Inc.*	569	$166,609
General Dynamics Corp.	2,518	891,976
GFL Environmental, Inc.	2,558	94,109
Graco, Inc.	1,623	122,715
Graphic Packaging Holding Co	2,872	30,357
GXO Logistics, Inc.*	1,123	56,936
Hayward Holdings, Inc.*	2,047	35,434
Hexcel Corp.	608	60,836
Honeywell Aerospace, Inc.*	3,254	719,394
Honeywell International, Inc.	3,122	699,016
Hubbell, Inc.	521	272,587
Huntington Ingalls Industries, Inc.	385	107,758
IDEX Corp.	728	165,220
Illinois Tool Works, Inc.	2,007	542,833
Ingersoll Rand, Inc.	3,850	315,661
Ingram Micro Holding Corp	432	11,850
ITT, Inc.	877	173,436
Jacobs Solutions, Inc.	1,150	144,900
James Hardie Industries PLC*	1,468	38,432
JB Hunt Transport Services, Inc.	740	214,178
Johnson Controls International PLC	5,637	823,622
Keysight Technologies, Inc.*	722	252,751
Kirby Corp.*	524	71,248
Knight-Swift Transportation Holdings, Inc.	1,555	121,088
Kratos Defense & Security Solutions, Inc.*	1,695	84,513
L3Harris Technologies, Inc.	1,830	531,780
Landstar System, Inc.	224	46,325
Lennox International, Inc.	219	125,476
Leonardo DRS, Inc.	743	31,704
Lincoln Electric Holdings, Inc.	400	106,204
Littelfuse, Inc.	244	111,101
Loar Holdings, Inc.*	433	34,904
Louisiana-Pacific Corp.	624	49,084
Martin Marietta Materials, Inc.	588	339,100
Masco Corp.	1,984	161,438

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Mettler-Toledo International, Inc.*	199	$254,224
Middleby Corp.*	426	73,276
Mohawk Industries, Inc.*	492	59,694
MSA Safety, Inc.	358	62,500
Mueller Industries, Inc.	1,067	131,166
Nordson Corp.	519	156,577
Norfolk Southern Corp.	2,213	696,188
Northrop Grumman Corp.	1,314	669,233
nVent Electric PLC	936	158,755
Old Dominion Freight Line, Inc.	1,456	315,370
Oshkosh Corp.	613	94,083
Otis Worldwide Corp.	3,779	270,576
Owens Corning	784	124,625
Packaging Corp. of America	853	203,253
Parker-Hannifin Corp.	1,242	1,214,825
Pentair PLC	1,576	120,816
Primoris Services Corp.	500	49,560
Ralliant Corp.	1,102	81,140
RBC Bearings, Inc.*	253	162,947
Regal Rexnord Corp.	652	155,300
Republic Services, Inc.	1,957	416,998
Rockwell Automation, Inc.	195	96,541
RTX Corp.	13,270	2,517,717
Ryder System, Inc.	369	97,331
Saia, Inc.*	262	110,344
Sanmina Corp.*	338	85,541
Schneider National, Inc. Cl B	506	18,484
Sensata Technologies Holding PLC	1,422	67,886
Silgan Holdings, Inc.	870	40,359
Simpson Manufacturing Co., Inc.	405	84,787
Smurfit WestRock PLC	5,138	237,684
Snap-on, Inc.	499	200,798
Sonoco Products Co.	964	54,321
SPX Technologies, Inc.*	478	117,191
StandardAero, Inc.*	2,245	67,148
Stanley Black & Decker, Inc.	1,528	143,815
TD SYNNEX Corp.	753	201,307
Teledyne Technologies, Inc.*	453	302,106
Tetra Tech, Inc.	2,557	73,872
Textron, Inc.	1,702	156,124
Timken Co.	633	91,988
TopBuild Corp.*	259	91,823
Toro Co.	940	91,575
TransDigm Group, Inc.	273	363,647

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Trex Co., Inc.*	1,014	$50,741
Trimble, Inc.*	2,275	116,434
TTM Technologies, Inc.*	138	25,809
Union Pacific Corp.	5,444	1,480,768
United Parcel Service, Inc. Cl B	7,347	789,802
Universal Display Corp.	423	36,628
Valmont Industries, Inc.	186	107,434
Veralto Corp.	2,415	214,162
Vontier Corp.	1,379	39,991
Vulcan Materials Co.	1,275	376,138
Waste Management, Inc.	2,676	596,427
Watts Water Technologies, Inc. Cl A	268	104,909
Westinghouse Air Brake Technologies Corp .	1,660	447,536
Xylem, Inc.	2,334	275,902

		36,939,740

Technology (16.4%)
Accenture PLC Cl A	6,038	751,369
Adobe, Inc.*	1,206	247,254
Akamai Technologies, Inc.*	1,418	167,622
Amdocs Ltd.	1,040	52,562
Amentum Holdings, Inc.*	1,500	31,005
Amkor Technology, Inc.	1,227	105,804
Analog Devices, Inc.	4,462	1,772,173
Apple, Inc.	65,179	18,860,195
Bentley Systems, Inc. Cl B	1,281	38,289
BILL Holdings, Inc.*	853	30,844
Broadridge Financial Solutions, Inc.	1,134	155,301
Bullish*	191	4,475
CACI International, Inc. Cl A*	215	99,601
CCC Intelligent Solutions Holdings, Inc.*	5,391	27,818
Chime Financial, Inc. Cl A*	2,424	49,644
Cirrus Logic, Inc.*	500	74,265
Cognizant Technology Solutions Corp. Cl A	4,667	180,753
Dell Technologies, Inc. Cl C	2,611	1,126,542
Docusign, Inc.*	1,785	79,290
Doximity, Inc. Cl A*	1,280	26,547
Dropbox, Inc. Cl A*	1,496	41,095
Duolingo, Inc.*	378	43,478
Dynatrace, Inc.*	2,397	105,252
Elastic NV*	437	24,918
Electronic Arts, Inc.	2,126	435,915

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Entegris, Inc.	1,284	$230,940
EPAM Systems, Inc.*	501	39,754
Everpure, Inc. Cl A*	421	33,171
ExlService Holdings, Inc.*	1,231	31,834
Fair Isaac Corp.*	40	47,791
Fidelity National Information Services, Inc.	5,090	197,899
Figma, Inc. Cl A*	2,097	37,935
Fiserv, Inc.*	5,217	255,894
Genpact Ltd.	1,527	41,992
Gitlab, Inc. Cl A*	1,402	42,803
GLOBALFOUNDRIES, Inc.	1,241	102,271
Guidewire Software, Inc.*	396	48,728
Hewlett Packard Enterprise Co.	13,028	587,693
HP, Inc.	8,990	197,241
HubSpot, Inc.*	57	10,403
Intel Corp.*	43,142	6,023,917
International Business Machines Corp.	9,256	2,602,880
Intuit, Inc.	1,824	476,064
IonQ, Inc.*	3,610	192,269
IPG Photonics Corp.*	253	29,682
Jack Henry & Associates, Inc.	707	97,382
KBR, Inc.	1,234	42,610
Klaviyo, Inc. Cl A*	1,059	15,991
Kyndryl Holdings, Inc.*	2,067	23,378
Leidos Holdings, Inc.	1,233	126,962
Microsoft Corp.	36,545	13,632,016
MKS, Inc.	603	268,214
MongoDB, Inc.*	69	23,177
MSCI, Inc.	656	367,386
NetApp, Inc.	1,250	193,450
Nutanix, Inc. Cl A*	2,548	129,846
Okta, Inc.*	1,658	226,234
ON Semiconductor Corp.*	3,663	346,300
Onto Innovation, Inc.*	393	148,731
Parsons Corp.*	364	19,070
Paychex, Inc.	3,167	311,411
Paycom Software, Inc.	403	50,649
Pegasystems, Inc.	616	18,461
PTC, Inc.*	1,170	132,924
Qorvo, Inc.*	829	77,321
QUALCOMM, Inc.	10,379	1,917,935
RingCentral, Inc. Cl A	648	25,259
Roper Technologies, Inc.	1,006	340,420
Rubrik, Inc. Cl A*	498	39,979
SailPoint, Inc.*	644	9,428
Salesforce, Inc.	7,820	1,225,081

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Science Applications International Corp.	422	$46,593
SentinelOne, Inc. Cl A*	989	16,783
Skyworks Solutions, Inc.	1,477	100,141
SS&C Technologies Holdings, Inc.	2,040	126,582
Strategy, Inc.*	3,220	279,915
Super Micro Computer, Inc.*	4,966	145,653
Synopsys, Inc.*	1,833	817,646
Twilio, Inc. Cl A*	1,239	255,643
Tyler Technologies, Inc.*	414	121,078
UiPath, Inc. Cl A*	3,924	42,654
Unity Software, Inc.*	3,546	101,345
Veeva Systems, Inc. Cl A*	1,468	260,526
Workday, Inc. Cl A*	1,869	228,803
Zebra Technologies Corp. Cl A*	472	124,259
Zoom Communications, Inc.*	2,616	225,787

		58,466,195

Utilities (3.9%)
AES Corp.	6,990	102,473
Alliant Energy Corp.	2,542	193,929
Ameren Corp.	2,719	307,356
American Electric Power Co., Inc.	5,359	733,165
American Water Works Co., Inc.	1,917	252,239
Atmos Energy Corp.	1,622	279,422
Brookfield Renewable Corp.	1,332	49,444
CenterPoint Energy, Inc.	6,435	283,397
Clearway Energy, Inc. Cl C	1,184	40,469

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
CMS Energy Corp.	3,024	$231,336
Consolidated Edison, Inc.	3,626	401,144
Constellation Energy Corp.	2,945	731,450
Dominion Energy, Inc.	8,656	591,118
DTE Energy Co.	2,043	311,292
Duke Energy Corp.	7,665	970,236
Edison International	3,746	278,890
Entergy Corp.	4,501	516,985
Essential Utilities, Inc.	2,786	106,732
Evergy, Inc.	2,266	195,850
Eversource Energy	3,699	267,327
Exelon Corp.	10,081	469,976
FirstEnergy Corp.	5,412	257,286
IDACORP, Inc.	545	82,459
MDU Resources Group, Inc.	2,009	42,611
National Fuel Gas Co.	925	71,419
NextEra Energy, Inc.	20,538	1,802,620
NiSource, Inc.	4,707	223,818
OGE Energy Corp.	2,025	98,537
Oklo, Inc.*	1,382	72,320
PG&E Corp.	21,583	363,026
Pinnacle West Capital Corp	1,192	127,544
PPL Corp.	7,404	269,135
Public Service Enterprise Group, Inc.	4,911	398,577
Sempra	6,432	596,311
Southern Co.	11,102	1,062,572
Talen Energy Corp.*	133	51,107
UGI Corp	2,113	72,983
WEC Energy Group, Inc.	3,207	374,481
Xcel Energy, Inc.	6,142	493,203
X-Energy, Inc.*	415	7,619

		13,781,858

Total Common Stocks (Cost: $347,202,030)		353,647,813

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.6%):
U.S. Government (0.6%)
U.S. Treasury Bill	A-1+	3.57	07/09/26	$1,700,000	$1,698,652
U.S. Treasury Bill(1)	A-1+	3.68	11/05/26	350,000	345,364

Total Short-Term Debt Securities (Cost: $2,044,189)					2,044,016

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$1,547,524	$1,547,524

Total Temporary Cash Investment (Cost: $1,547,524)			1,547,524

Total Investments (Cost: $350,793,743) 100.0%			357,239,353

Other Net Assets 0.0%(2)			86,259

Net Assets 100.0%			$357,325,612

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2026, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

E-mini Russell 1000 Index	29	P	September 2026	$3,481,160	$10,070	1.0%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP GROWTH INDEX FUND

PORTFOLIO OF INVESTMENT IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (99.2%):
Basic Materials (0.3%)
Almonty Industries, Inc.*	2,098	$34,743
Anglogold Ashanti PLC	4,652	376,300
Aura Minerals, Inc.	413	25,998
Carpenter Technology Corp.	491	302,869
Hecla Mining Co.	346	5,339
Sherwin-Williams Co.	622	214,167
Solstice Advanced Materials, Inc.	1,620	143,532
Southern Copper Corp.	215	37,466
Steel Dynamics, Inc.	113	25,929

		1,166,343

Communications (20.0%)
Airbnb, Inc. Cl A*	4,210	602,451
Alphabet, Inc. Cl A	59,320	21,199,188
Alphabet, Inc. Cl C	48,406	17,103,292
Amazon.com, Inc.*	8,255	1,967,497
AppLovin Corp. Cl A*	2,443	1,258,707
Arista Networks, Inc.*	10,632	1,806,164
AST SpaceMobile, Inc.*	2,445	217,263
Booking Holdings, Inc.	7,881	1,404,709
Chewy, Inc. Cl A*	2,376	46,688
Ciena Corp.*	1,433	702,972
Corning, Inc.	8,049	2,055,956
Coupang, Inc.*	12,684	220,321
DoorDash, Inc. Cl A*	3,815	703,982
eBay, Inc.	988	110,409
EchoStar Corp. Cl A*	1,207	122,510
Etsy, Inc.*	473	35,631
Expedia Group, Inc.	1,162	297,333
Gen Digital, Inc.	513	12,769
Globalstar, Inc.*	524	42,596
GoDaddy, Inc. Cl A*	1,341	113,824
Iridium Communications, Inc.	292	16,016
Lyft, Inc. Cl A*	534	7,802
Maplebear, Inc.*	727	34,423
Meta Platforms, Inc. Cl A	18,309	10,313,277
Motorola Solutions, Inc.	641	266,201
Netflix, Inc.*	42,714	3,049,780
Palo Alto Networks, Inc.*	8,209	2,799,433
Reddit, Inc. Cl A*	1,358	235,722
Robinhood Markets, Inc. Cl A*	6,477	649,514
Roku, Inc.*	1,254	173,228
Space Exploration Technologies Corp. Cl A*	4,870	832,088
Spotify Technology SA*	1,608	738,281
Trade Desk, Inc. Cl A*	1,240	22,419
Uber Technologies, Inc.*	1,966	141,867
Ubiquiti, Inc.	43	22,963

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
Viavi Solutions, Inc.*	2,354	$112,403

		69,439,679

Consumer, Cyclical (7.8%)
Alaska Air Group, Inc.*	169	8,822
Allison Transmission Holdings, Inc.	123	13,867
Amer Sports, Inc.*	286	9,678
American Airlines Group, Inc.*	6,642	120,021
AutoZone, Inc.*	23	73,507
Burlington Stores, Inc.*	638	202,118
Carvana Co.*	7,057	464,492
Casey’s General Stores, Inc.	332	263,870
Cava Group, Inc.*	1,022	80,207
Chipotle Mexican Grill, Inc.*	12,999	441,966
Choice Hotels International, Inc.	283	31,206
Churchill Downs, Inc.	103	9,233
Costco Wholesale Corp.	1,976	1,848,489
Cummins, Inc.	637	454,315
Darden Restaurants, Inc.	1,165	240,002
Deckers Outdoor Corp.*	113	11,220
Delta Air Lines, Inc.	409	38,307
Domino’s Pizza, Inc.	16	4,737
DraftKings, Inc. Cl A*	4,853	122,587
Dutch Bros, Inc. Cl A*	1,194	85,741
Fastenal Co.	9,562	459,263
Ferguson Enterprises, Inc.	98	23,258
Five Below, Inc.*	221	39,734
Hasbro, Inc.	358	29,567
Hilton Worldwide Holdings, Inc.	2,272	750,805
Home Depot, Inc.	7,517	2,651,096
Hyatt Hotels Corp. Cl A	379	73,465
Las Vegas Sands Corp.	2,808	129,702
Live Nation Entertainment, Inc.*	1,628	298,103
Madison Square Garden Sports Corp.*	88	35,362
Marriott International, Inc. Cl A	1,659	614,809
Murphy USA, Inc.	170	91,608
NVR, Inc.*	10	68,134
On Holding AG Cl A*	2,301	81,501
Planet Fitness, Inc. Cl A*	804	41,945
Ralph Lauren Corp.	242	97,141
Restaurant Brands International, Inc.	1,999	144,947

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP GROWTH INDEX FUND

PORTFOLIO OF INVESTMENT IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Rivian Automotive, Inc. Cl A*	1,201	$20,837
Ross Stores, Inc.	2,804	596,831
Royal Caribbean Cruises Ltd.	1,451	460,736
SharkNinja, Inc.*	126	19,186
Somnigroup International, Inc.	343	26,891
Southwest Airlines Co.	424	21,802
Starbucks Corp.	6,383	652,279
Tapestry, Inc.	2,059	301,396
Tesla, Inc.*	29,740	12,508,644
Texas Roadhouse, Inc.	214	41,351
TJX Cos., Inc.	5,142	779,013
TKO Group Holdings, Inc.	242	48,717
Travel + Leisure Co.	176	13,452
Ulta Beauty, Inc.*	97	43,745
United Airlines Holdings, Inc.*	195	26,518
Vail Resorts, Inc.	290	39,484
Viking Holdings Ltd.*	1,803	188,720
Walmart, Inc.	3,837	434,579
Williams-Sonoma, Inc.	154	35,897
Wingstop, Inc.	276	47,861
WW Grainger, Inc.	380	516,952
Wyndham Hotels & Resorts, Inc.	677	57,010
Wynn Resorts Ltd.	656	63,691
Yum! Brands, Inc.	841	134,442

		27,234,859

Consumer, Non-cyclical (6.7%)
AbbVie, Inc.	1,438	361,858
Affirm Holdings, Inc.*	2,851	232,499
Alnylam Pharmaceuticals, Inc.*	1,357	408,498
Amgen, Inc.	3,887	1,407,560
Arrowhead Pharmaceuticals, Inc.*	865	70,506
Ascendis Pharma A/S*	479	127,759
Automatic Data Processing, Inc.	1,500	335,925
Avis Budget Group, Inc.*	54	7,983
Axsome Therapeutics, Inc.*	439	107,454
Booz Allen Hamilton Holding Corp.	273	16,563
Bridgebio Pharma, Inc.*	1,626	121,104
Cardinal Health, Inc.	1,091	259,178
Caris Life Sciences, Inc.*	1,126	20,065
Celsius Holdings, Inc.*	1,734	50,771
Cencora, Inc.	1,901	537,945
Centene Corp.*	404	25,933

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Cintas Corp.	3,471	$590,348
Coca-Cola Co.	4,543	369,210
Coca-Cola Consolidated, Inc.	68	12,983
Colgate-Palmolive Co.	3,489	319,872
Corcept Therapeutics, Inc.*	965	83,907
Corpay, Inc.*	240	79,985
DaVita, Inc.*	18	4,005
Dexcom, Inc.*	3,905	263,002
Eli Lilly & Co.	8,128	9,748,967
Estee Lauder Cos., Inc. Cl A	450	35,527
Exelixis, Inc.*	648	35,258
Grand Canyon Education, Inc.*	65	9,302
Guardant Health, Inc.*	1,151	172,685
H&R Block, Inc.	187	7,121
Halozyme Therapeutics, Inc.*	1,196	93,611
Hershey Co.	155	27,195
IDEXX Laboratories, Inc.*	676	355,873
Insmed, Inc.*	2,184	232,858
Insulet Corp.*	704	107,184
Intuitive Surgical, Inc.*	3,589	1,427,273
Ionis Pharmaceuticals, Inc.*	1,579	125,199
Kimberly-Clark Corp.	1,081	118,661
Madrigal Pharmaceuticals, Inc.*	182	97,725
McKesson Corp.	1,171	884,808
Medpace Holdings, Inc.*	235	124,454
Monster Beverage Corp.*	3,257	313,063
Moody’s Corp.	707	320,214
Morningstar, Inc.	13	2,028
Natera, Inc.*	1,390	377,315
Neurocrine Biosciences, Inc.*	867	146,120
NIQ Global Intelligence PLC*	71	664
Paylocity Holding Corp.*	31	3,240
Penumbra, Inc.*	388	122,511
PepsiCo, Inc.	1,643	222,462
Quanta Services, Inc.	1,520	1,094,461
Revolution Medicines, Inc.*	1,947	364,634
Rollins, Inc.	3,025	126,263
Shift4 Payments, Inc. Cl A*	216	10,506
Summit Therapeutics, Inc.*	1,375	20,034
Sysco Corp.	2,313	193,321

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP GROWTH INDEX FUND

PORTFOLIO OF INVESTMENT IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Tempus AI, Inc. Cl A*	1,094	$63,375
Toast, Inc. Cl A*	4,851	134,955
U-Haul Holding Co.*	58	3,385
UL Solutions, Inc. Cl A	271	27,604
United Rentals, Inc.	146	165,402
Valvoline, Inc.*	1,161	45,906
Viking Therapeutics, Inc.*	77	3,004
WEX, Inc.*	24	3,386
Zoetis, Inc.	3,373	242,384

		23,424,851

Energy (0.5%)
Cheniere Energy, Inc.	143	34,178
First Solar, Inc.*	53	12,506
Marathon Petroleum Corp.	1,528	390,664
Matador Resources Co.	105	5,227
Permian Resources Corp. Cl A	985	18,134
Phillips 66	250	42,263
Solv Energy, Inc. Cl A*	394	13,416
Targa Resources Corp.	2,161	579,451
TechnipFMC PLC	1,588	105,284
Texas Pacific Land Corp.	599	262,146
Valero Energy Corp.	362	94,279

		1,557,548

Financial (4.9%)
Ally Financial, Inc.	286	13,142
American Express Co.	1,574	532,405
American Tower Corp.	3,071	502,323
Ameriprise Financial, Inc.	77	35,324
Ares Management Corp. Cl A	2,003	222,954
Bank of America Corp.	4,587	261,367
Bank of New York Mellon Corp.	434	62,761
Blackstone, Inc.	5,992	705,079
Brookfield Asset Management Ltd. Cl A	3,601	161,505
CBRE Group, Inc. Cl A*	281	37,848
Charles Schwab Corp.	1,248	115,153
Citigroup, Inc.	2,689	376,352
CoStar Group, Inc.*	439	12,432
Credit Acceptance Corp.*	4	2,547
Equitable Holdings, Inc.	1,528	67,049
Figure Technology Solutions, Inc. Cl A*	666	20,453
Freedom Holding Corp.*	157	20,484
Interactive Brokers Group, Inc. Cl A	1,764	153,539
IREN Ltd.*	404	18,475

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
iShares Russell 1000 Growth ETF	15,174	$1,884,156
Jones Lang LaSalle, Inc.*	24	7,439
KKR & Co., Inc.	1,527	140,148
Lamar Advertising Co. Cl A	194	30,260
Lazard, Inc.	160	6,710
LPL Financial Holdings, Inc.	290	81,687
Mastercard, Inc. Cl A	8,224	4,223,846
Northern Trust Corp.	96	16,689
NU Holdings Ltd. Cl A*	35,300	471,608
Pinnacle Financial Partners, Inc.	90	9,079
Popular, Inc.	50	8,209
Public Storage	183	58,251
Ryan Specialty Holdings, Inc.	168	6,344
Simon Property Group, Inc.	3,254	727,757
SoFi Technologies, Inc.*	1,521	27,272
Terawulf, Inc.*	3,680	90,896
Tradeweb Markets, Inc. Cl A	85	8,471
UWM Holdings Corp.	270	618
Visa, Inc. Cl A	16,810	5,767,343
Western Alliance Bancorp	197	16,193

		16,904,168

Industrial (8.6%)
3M Co.	741	119,975
AAON, Inc.	694	88,041
Advanced Energy Industries, Inc.	364	135,725
Amphenol Corp. Cl A	12,486	2,201,532
Applied Optoelectronics, Inc.*	785	116,306
Armstrong World Industries, Inc.	112	17,967
ATI, Inc.*	1,378	271,604
Axon Enterprise, Inc.*	787	441,200
Bloom Energy Corp. Cl A*	2,732	826,976
Boeing Co.*	5,011	1,084,731
BWX Technologies, Inc.	883	171,876
Carlisle Cos., Inc.	41	14,873
Caterpillar, Inc.	4,624	4,924,098
CH Robinson Worldwide, Inc.	1,105	208,116
Clean Harbors, Inc.*	97	28,979
Coherent Corp.*	375	147,926
Comfort Systems USA, Inc.	355	703,592
Curtiss-Wright Corp.	191	144,732

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP GROWTH INDEX FUND

PORTFOLIO OF INVESTMENT IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Dycom Industries, Inc.*	121	$61,176
Eaton Corp. PLC	611	260,359
EMCOR Group, Inc.	450	373,446
Everus Construction Group, Inc.*	447	74,180
Fabrinet*	365	205,159
Forgent Power Solutions, Inc. Cl A*	1,301	72,674
FTAI Aviation Ltd.	1,033	279,458
GE Vernova, Inc.	2,739	3,217,942
General Electric Co.	10,515	3,929,771
HEICO Corp.	434	154,586
HEICO Corp. Cl A	767	197,817
Hexcel Corp.	133	13,308
Howmet Aerospace, Inc.	4,053	1,089,690
IES Holdings, Inc.*	89	65,385
Illinois Tool Works, Inc.	851	230,170
Jabil, Inc.	1,061	408,994
Johnson Controls International PLC	399	58,298
Karman Holdings, Inc.*	696	34,744
Keysight Technologies, Inc.*	991	346,919
Kratos Defense & Security Solutions, Inc.*	128	6,382
Landstar System, Inc.	112	23,163
Lennox International, Inc.	94	53,857
Lincoln Electric Holdings, Inc.	128	33,985
Lockheed Martin Corp.	2,068	1,053,563
MasTec, Inc.*	631	262,534
Modine Manufacturing Co.*	529	141,254
nVent Electric PLC	667	113,130
Old Dominion Freight Line, Inc.	394	85,340
Powell Industries, Inc.	294	84,190
Primoris Services Corp.	29	2,874
RBC Bearings, Inc.*	56	36,067
Rocket Lab Corp.*	5,468	555,822
Rockwell Automation, Inc.	942	466,365
Sanmina Corp.*	167	42,264
Sterling Infrastructure, Inc.*	306	256,844
TopBuild Corp.*	17	6,027
Trane Technologies PLC	2,249	1,104,619
TransDigm Group, Inc.	287	382,296
TTM Technologies, Inc.*	895	167,383
Union Pacific Corp.	409	111,248
Vertiv Holdings Co. Cl A	3,906	1,307,807
Vicor Corp.*	251	95,325

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Waste Management, Inc.	1,020	$227,338
Woodward, Inc.	604	256,966
XPO, Inc.*	1,160	238,136

		29,837,104

Technology (50.1%)
Adobe, Inc.*	2,865	587,382
Advanced Micro Devices, Inc.*	16,560	9,619,870
Allegro MicroSystems, Inc.*	1,262	87,860
Analog Devices, Inc.	352	139,804
Appfolio, Inc. Cl A*	232	37,201
Apple, Inc.	79,742	23,074,145
Applied Materials, Inc.	8,071	5,835,333
Astera Labs, Inc.*	1,559	753,028
Atlassian Corp. Cl A*	1,719	133,721
Autodesk, Inc.*	2,149	417,809
Bentley Systems, Inc. Cl B	335	10,013
Broadcom, Inc.	47,361	17,890,618
Bullish*	13	305
Cadence Design Systems, Inc.*	2,807	1,053,523
Chime Financial, Inc. Cl A*	136	2,785
Cloudflare, Inc. Cl A*	3,217	789,066
CoreWeave, Inc. Cl A*	3,541	352,471
Credo Technology Group Holding Ltd.*	1,677	456,060
Crowdstrike Holdings, Inc. Cl A*	2,555	1,949,823
Datadog, Inc. Cl A*	3,344	870,644
Dell Technologies, Inc. Cl C	362	156,188
DigitalOcean Holdings, Inc.*	825	129,550
Docusign, Inc.*	124	5,508
Dynatrace, Inc.*	532	23,360
Elastic NV*	473	26,970
Electronic Arts, Inc.	350	71,764
Entegris, Inc.	218	39,209
Everpure, Inc. Cl A*	2,739	215,806
ExlService Holdings, Inc.*	232	5,999
Fair Isaac Corp.*	189	225,813
FormFactor, Inc.*	790	126,345
Fortinet, Inc.*	6,170	947,835
Gartner, Inc.*	664	86,068
Guidewire Software, Inc.*	451	55,496
HubSpot, Inc.*	447	81,582
Intuit, Inc.	868	226,548
KLA Corp.	13,317	4,017,872
Klaviyo, Inc. Cl A*	319	4,817

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP GROWTH INDEX FUND

PORTFOLIO OF INVESTMENT IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Kyndryl Holdings, Inc.*	126	$1,425
Lam Research Corp.	12,723	5,513,258
Lattice Semiconductor Corp.*	1,387	212,156
Lumentum Holdings, Inc.*	723	620,377
MACOM Technology Solutions Holdings, Inc.*	681	259,032
Manhattan Associates, Inc.*	595	82,854
Marvell Technology, Inc.	8,880	2,645,263
Microchip Technology, Inc.	5,407	493,118
Micron Technology, Inc.	11,476	13,246,632
Microsoft Corp.	37,818	14,106,870
MKS, Inc.	59	26,243
MongoDB, Inc.*	722	242,520
Monolithic Power Systems, Inc.	481	664,915
MSCI, Inc.	37	20,721
NetApp, Inc.	710	109,880
NVIDIA Corp.	237,488	47,518,974
ON Semiconductor Corp.*	209	19,759
Onto Innovation, Inc.*	98	37,088
Oracle Corp.	17,449	2,557,151
Palantir Technologies, Inc. Cl A*	22,607	2,637,559
Pegasystems, Inc.	266	7,972
Planet Labs PBC*	2,840	94,089
Procore Technologies, Inc.*	1,241	50,409

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Rambus, Inc.*	1,094	$145,218
RingCentral, Inc. Cl A	78	3,040
ROBLOX Corp. Cl A*	6,465	351,567
Rubrik, Inc. Cl A*	1,062	85,257
Samsara, Inc. Cl A*	3,499	113,473
Sandisk Corp.*	1,481	3,367,394
Semtech Corp.*	943	152,625
SentinelOne, Inc. Cl A*	2,236	37,945
ServiceNow, Inc.*	10,448	1,037,277
SiTime Corp.*	226	168,497
Snowflake, Inc.*	3,410	867,845
Super Micro Computer, Inc.*	532	15,604
Take-Two Interactive Software, Inc.*	1,864	465,963
Teradyne, Inc.	1,594	771,241
Texas Instruments, Inc.	9,258	2,759,532
Twilio, Inc. Cl A*	223	46,012
Western Digital Corp.	3,441	2,197,836
Workday, Inc. Cl A*	158	19,342
Zscaler, Inc.*	1,063	150,042

		174,432,166

Utilities (0.3%)
Constellation Energy Corp.	218	54,145
NRG Energy, Inc.	2,071	302,490
Talen Energy Corp.*	321	123,347
Vistra Corp.	3,424	543,149

		1,023,131

Total Common Stocks (Cost: $336,503,750)		345,019,849

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.6%):
U.S. Government (0.6%)
U.S. Treasury Bill	A-1+	3.57	07/09/26	$500,000	$499,604
U.S. Treasury Bill	A-1+	3.60	07/14/26	1,250,000	1,248,382
U.S. Treasury Bill(1)	A-1+	3.68	11/05/26	500,000	493,377

Total Short-Term Debt Securities (Cost: $2,241,609)					2,241,363

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — LARGE CAP GROWTH INDEX FUND

PORTFOLIO OF INVESTMENT IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$667,377	$667,377

Total Temporary Cash Investment (Cost: $667,377)			667,377

Total Investments (Cost: $339,412,736) 100.0%			347,928,589

Other Net Assets 0.0%(2)			35,951

Net Assets 100.0%			$347,964,540

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2026, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

E-mini Russell 1000 Index	12	P	September 2026	$3,027,900	$60,846	0.9%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (62.0%):
Basic Materials (1.5%)
Freeport-McMoRan, Inc.	22,568	$1,419,301
Newmont Corp.	19,859	1,854,831

		3,274,132

Communications (8.5%)
Alphabet, Inc. Cl A	16,190	5,785,820
Amazon.com, Inc.*	5,340	1,272,736
Arista Networks, Inc.*	9,737	1,654,122
AT&T, Inc.	50,677	1,049,014
Booking Holdings, Inc.	8,850	1,577,424
Comcast Corp. Cl A	36,000	883,800
Corning, Inc.	5,879	1,501,673
Fox Corp. Cl A	30,575	1,594,792
Gen Digital, Inc.	36,996	920,830
Palo Alto Networks, Inc.*	5,044	1,720,105
T-Mobile US, Inc.	4,888	819,864

		18,780,180

Consumer, Cyclical (3.1%)
Dollar General Corp.	3,174	365,359
Home Depot, Inc.	459	161,880
Ralph Lauren Corp.	5,542	2,224,614
Tapestry, Inc.	14,955	2,189,113
TJX Cos., Inc.	6,689	1,013,384
Walmart, Inc.	7,545	854,547

		6,808,897

Consumer, Non-cyclical (9.2%)
AbbVie, Inc.	7,975	2,006,829
Becton Dickinson & Co.	2,507	379,384
Bristol-Myers Squibb Co.	29,624	1,706,935
Cigna Group	2,806	773,558
Colgate-Palmolive Co.	12,180	1,116,662
Corpay, Inc.*	3,433	1,144,116
CVS Health Corp.	7,956	823,048
Danaher Corp.	2,445	465,724
Eli Lilly & Co.	1,888	2,264,524
Gilead Sciences, Inc.	12,030	1,519,870
HCA Healthcare, Inc.	2,947	1,149,006
Johnson & Johnson	10,490	2,664,145
McKesson Corp.	1,299	981,524
Monster Beverage Corp.*	6,865	659,864
Philip Morris International, Inc.	10,150	1,836,237
Quanta Services, Inc.	1,398	1,006,616

		20,498,042

Energy (2.5%)
Baker Hughes Co.	14,670	814,185
ConocoPhillips	7,799	810,784
Devon Energy Corp.	32,533	1,344,264
Expand Energy Corp.	4,706	429,140
Valero Energy Corp.	5,118	1,332,932

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Williams Cos., Inc.	10,179	$756,707

		5,488,012

Financial (8.5%)
Charles Schwab Corp.	10,686	985,997
Citigroup, Inc.	19,677	2,753,993
Crown Castle, Inc.	5,071	384,027
Digital Realty Trust, Inc.	7,467	1,340,924
Goldman Sachs Group, Inc.	1,973	1,995,433
JPMorgan Chase & Co.	10,149	3,322,072
M&T Bank Corp.	4,076	970,129
Mastercard, Inc. Cl A	2,636	1,353,849
Morgan Stanley	9,449	1,975,219
Visa, Inc. Cl A	6,531	2,240,721
Wells Fargo & Co.	18,451	1,524,791

		18,847,155

Industrial (7.2%)
AMETEK, Inc.	1,695	410,088
Amphenol Corp. Cl A	11,021	1,943,223
Boeing Co.*	2,783	602,436
Caterpillar, Inc.	2,767	2,946,578
Eaton Corp. PLC	2,450	1,043,994
EMCOR Group, Inc.	840	697,099
FedEx Corp.	4,725	1,479,539
Fedex Freight Holding Co., Inc.*	2,362	356,662
GE Vernova, Inc.	1,439	1,690,624
General Electric Co.	4,743	1,772,601
L3Harris Technologies, Inc.	3,681	1,069,662
Snap-on, Inc.	2,128	856,307
Trane Technologies PLC	2,205	1,083,008

		15,951,821

Technology (20.1%)
Adobe, Inc.*	3,214	658,934
Apple, Inc.	33,007	9,550,906
Broadcom, Inc.	16,318	6,164,124
Cognizant Technology Solutions Corp. Cl A	6,091	235,904
Intuit, Inc.	4,270	1,114,470
Lam Research Corp.	12,450	5,394,959
Micron Technology, Inc.	1,213	1,400,154
Microsoft Corp.	17,473	6,517,778
NetApp, Inc.	6,915	1,070,165
NVIDIA Corp.	50,629	10,130,357
Roper Technologies, Inc.	1,935	654,785
Salesforce, Inc.	8,070	1,264,246
Workday, Inc. Cl A*	3,550	434,591

		44,591,373

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Utilities (1.4%)
NextEra Energy, Inc.	11,158	$979,337
NRG Energy, Inc.	6,617	966,479
Vistra Corp.	7,741	1,227,955

		3,173,771

Total Common Stocks (Cost: $65,952,416)		137,413,383

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (33.8%):
U.S. Government (7.6%)
U.S. Treasury Bond	AA+	1.38	11/15/40	$750,000	$484,805
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,273,594
U.S. Treasury Bond	AA+	1.88	02/15/41	1,400,000	971,250
U.S. Treasury Bond	AA+	3.00	11/15/45	600,000	453,094
U.S. Treasury Bond	AA+	3.63	02/15/53	465,000	371,927
U.S. Treasury Bond	AA+	4.00	11/15/52	620,000	530,391
U.S. Treasury Bond	AA+	4.13	08/15/53	2,095,000	1,830,179
U.S. Treasury Bond	AA+	4.25	02/15/54	615,000	548,887
U.S. Treasury Bond	AA+	4.63	05/15/44	50,000	48,305
U.S. Treasury Bond	AA+	4.88	08/15/45	1,200,000	1,191,187
U.S. Treasury Note	AA+	3.50	10/31/27	200,000	198,281
U.S. Treasury Note	AA+	3.50	11/30/30	1,000,000	971,953
U.S. Treasury Note	AA+	3.63	10/31/30	890,000	869,836
U.S. Treasury Note	AA+	3.63	12/31/30	180,000	175,767
U.S. Treasury Note	AA+	3.75	01/31/31	175,000	171,705
U.S. Treasury Note	AA+	3.75	02/28/33	180,000	174,347
U.S. Treasury Note	AA+	3.88	06/30/30	490,000	484,334
U.S. Treasury Note	AA+	3.88	03/31/31	875,000	862,695
U.S. Treasury Note	AA+	3.88	08/31/32	3,370,000	3,297,598
U.S. Treasury Note	AA+	4.00	02/15/34	550,000	537,367
U.S. Treasury Note	AA+	4.00	11/15/35	80,000	77,388
U.S. Treasury Note	AA+	4.13	05/31/32	70,000	69,508
U.S. Treasury Note	AA+	4.13	11/15/32	400,000	396,437
U.S. Treasury Note	AA+	4.25	03/31/33	80,000	79,763
U.S. Treasury Note	AA+	4.25	05/15/35	60,000	59,297
U.S. Treasury Strip(1)	AA+	0.00	02/15/42	1,625,000	744,911

					16,874,806

U.S. Government Agencies (11.3%)
Mortgage-Backed Obligations (11.3%)
FHLMC	AA+	1.50	10/01/36	292,747	261,591
FHLMC	AA+	2.50	09/01/27	7,588	7,502
FHLMC	AA+	2.50	06/01/35	103,634	97,252
FHLMC	AA+	2.50	04/01/50	163,650	138,076
FHLMC	AA+	2.50	06/01/50	121,564	102,997
FHLMC	AA+	2.50	11/01/50	652,246	557,765
FHLMC	AA+	2.50	10/01/51	230,213	193,840
FHLMC	AA+	3.00	06/01/27	6,076	6,029
FHLMC	AA+	3.00	11/01/42	87,980	80,815

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC	AA+	3.00	04/01/43	$66,110	$60,325
FHLMC	AA+	3.00	11/01/49	321,973	284,230
FHLMC	AA+	3.00	10/01/51	311,504	272,076
FHLMC	AA+	3.00	06/01/52	521,348	461,378
FHLMC	AA+	3.50	02/01/32	52,351	51,229
FHLMC	AA+	3.50	01/01/43	82,612	77,673
FHLMC	AA+	3.50	06/01/45	107,106	99,862
FHLMC	AA+	3.50	07/01/45	127,194	118,822
FHLMC	AA+	4.00	11/01/33	31,095	30,647
FHLMC	AA+	4.00	01/01/38	52,152	51,058
FHLMC	AA+	4.00	07/01/41	35,662	34,498
FHLMC	AA+	4.00	01/01/43	84,573	81,489
FHLMC	AA+	4.00	10/01/44	29,369	28,118
FHLMC	AA+	4.00	06/01/45	110,146	105,597
FHLMC	AA+	4.00	04/01/52	351,595	331,511
FHLMC	AA+	4.00	08/01/52	220,174	208,247
FHLMC	AA+	4.23	05/01/30	499,472	493,834
FHLMC	AA+	4.50	05/01/48	49,759	48,600
FHLMC	AA+	5.00	08/01/35	30,370	30,611
FHLMC	AA+	5.00	07/01/39	5,682	5,736
FHLMC	AA+	5.00	01/01/52	164,100	163,698
FHLMC	AA+	5.00	06/01/52	647,099	640,279
FHLMC	AA+	5.00	12/01/52	528,330	525,130
FHLMC	AA+	5.00	06/01/54	201,715	199,693
FHLMC	AA+	5.00	12/01/55	936,808	921,466
FHLMC	AA+	5.50	07/01/32	6,425	6,498
FHLMC	AA+	5.50	05/01/33	5,124	5,219
FHLMC	AA+	5.50	06/01/37	30,382	31,184
FHLMC	AA+	5.50	06/01/53	154,865	155,963
FHLMC	AA+	5.50	07/01/53	571,450	576,666
FHLMC	AA+	6.00	09/01/53	207,896	213,462
FHLMC	AA+	6.00	02/01/54	255,741	263,013
FHLMC ARM SOFR30A + 2.28%(2)	AA+	1.92	10/01/51	644,583	585,373
FHLMC Strip	AA+	3.00	06/01/42	191,157	175,591
FHLMC Strip	AA+	3.00	01/01/43	38,219	35,071
FNMA	AA+	2.00	11/01/35	342,726	313,290
FNMA	AA+	2.00	07/01/36	564,534	516,112
FNMA	AA+	2.00	09/01/50	589,975	477,217
FNMA	AA+	2.00	10/01/50	190,751	156,015
FNMA	AA+	2.00	02/01/51	430,717	344,024
FNMA	AA+	2.00	03/01/51	260,608	208,178
FNMA	AA+	2.34	05/01/36	607,013	503,051
FNMA	AA+	2.50	02/01/33	90,810	86,403
FNMA	AA+	2.50	06/01/35	256,102	240,329
FNMA	AA+	2.50	04/01/42	903,536	797,965
FNMA	AA+	2.50	03/01/51	710,787	608,545
FNMA	AA+	2.50	04/01/51	136,201	115,019
FNMA	AA+	2.50	05/01/51	635,305	543,281

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	2.50	05/01/52	$737,934	$625,809
FNMA	AA+	3.00	06/01/33	76,585	73,533
FNMA	AA+	3.00	09/01/33	72,217	69,265
FNMA	AA+	3.00	01/01/43	168,378	153,755
FNMA	AA+	3.00	02/01/43	44,051	40,849
FNMA	AA+	3.00	03/01/43	82,862	76,360
FNMA	AA+	3.00	09/01/43	90,731	82,129
FNMA	AA+	3.00	12/01/47	26,174	23,359
FNMA	AA+	3.00	03/01/48	48,121	42,672
FNMA	AA+	3.00	01/01/52	445,909	391,068
FNMA	AA+	3.00	04/01/52	460,516	402,353
FNMA	AA+	3.10	06/01/29	175,000	167,992
FNMA	AA+	3.50	08/01/38	57,923	55,320
FNMA	AA+	3.50	10/01/41	34,541	32,366
FNMA	AA+	3.50	11/01/41	62,019	58,479
FNMA	AA+	3.50	12/01/41	43,332	40,602
FNMA	AA+	3.50	04/01/42	63,847	59,561
FNMA	AA+	3.50	08/01/42	74,909	70,333
FNMA	AA+	3.50	08/01/43	291,941	273,450
FNMA	AA+	3.50	10/01/44	22,185	20,807
FNMA	AA+	3.50	04/01/45	125,121	116,539
FNMA	AA+	3.50	05/01/45	41,084	38,246
FNMA	AA+	3.50	09/01/47	42,763	39,675
FNMA	AA+	3.50	06/01/51	487,389	442,748
FNMA	AA+	3.50	05/01/52	513,249	470,162
FNMA	AA+	3.75	08/01/28	197,458	194,301
FNMA	AA+	4.00	07/01/40	47,797	46,188
FNMA	AA+	4.00	11/01/40	28,297	27,340
FNMA	AA+	4.00	11/01/45	48,631	46,712
FNMA	AA+	4.00	02/01/47	49,302	47,237
FNMA	AA+	4.00	04/01/49	177,007	167,853
FNMA	AA+	4.00	03/01/50	171,658	162,679
FNMA	AA+	4.00	07/01/52	121,509	115,141
FNMA	AA+	4.00	07/01/56	280,938	265,102
FNMA	AA+	4.50	06/01/34	8,457	8,407
FNMA	AA+	4.50	02/01/41	472,819	467,233
FNMA	AA+	4.50	10/01/41	8,241	8,145
FNMA	AA+	4.50	11/01/47	52,906	51,760
FNMA	AA+	4.50	05/01/50	273,141	266,231
FNMA	AA+	5.00	06/01/33	9,768	9,825
FNMA	AA+	5.00	10/01/33	11,268	11,333
FNMA	AA+	5.00	11/01/33	31,013	31,193
FNMA	AA+	5.00	03/01/34	3,950	3,973
FNMA	AA+	5.00	04/01/34	7,471	7,519
FNMA	AA+	5.00	09/01/35	3,676	3,704
FNMA	AA+	5.00	08/01/37	35,398	35,681
FNMA	AA+	5.00	05/01/39	14,906	15,027
FNMA	AA+	5.50	07/01/27	12,099	12,109

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	5.50	06/01/48	$3,838	$3,902
FNMA	AA+	5.50	03/01/53	307,424	310,752
FNMA	AA+	5.50	02/01/55	860,812	866,720
FNMA	AA+	5.50	09/01/55	427,870	430,730
FNMA	AA+	6.00	05/01/32	2,172	2,226
FNMA	AA+	6.00	04/01/33	12,883	13,281
FNMA	AA+	6.00	05/01/33	5,361	5,527
FNMA	AA+	6.00	06/01/34	2,919	3,015
FNMA	AA+	6.00	09/01/34	617	631
FNMA	AA+	6.00	10/01/34	7,635	7,883
FNMA	AA+	6.00	01/01/37	3,611	3,758
FNMA	AA+	6.00	05/01/37	1,255	1,311
FNMA	AA+	6.00	11/01/52	493,154	510,956
FNMA	AA+	6.00	09/01/53	36,485	37,847
FNMA	AA+	6.00	09/01/54	215,907	220,912
FNMA	AA+	6.50	05/01/32	11,489	11,932
FNMA	AA+	6.50	07/01/34	2,339	2,447
FNMA	AA+	6.50	05/01/37	14,035	14,839
FNMA	AA+	7.00	04/01/32	132	139
FNMA	AA+	7.50	06/01/31	694	718
FNMA	AA+	7.50	02/01/32	1,036	1,083
FNMA	AA+	7.50	06/01/32	746	787
FNMA	AA+	8.00	04/01/32	811	840
FNMA ARM SOFR30A + 2.29%(2)	AA+	4.34	02/01/53	210,388	207,147
FNMA ARM SOFR30A + 2.37%(2)	AA+	1.81	09/01/51	723,345	655,983
FNMA Strip	AA+	3.00	08/01/42	37,414	34,469
FRESB Multifamily Mortgage(3)	AA+	2.37	10/01/26	21,301	21,195
GNMA(4)	AA+	1.50	02/01/37	271,621	246,567
GNMA(4)	AA+	2.00	09/01/35	212,352	196,460
GNMA(4)	AA+	2.50	10/01/51	196,761	168,186
GNMA(4)	AA+	2.50	08/01/52	150,888	128,992
GNMA(4)	AA+	2.50	03/01/53	777,823	664,829
GNMA(4)	AA+	2.50	06/01/53	345,086	294,955
GNMA(4)	AA+	3.00	10/01/51	207,935	183,646
GNMA(4)	AA+	4.00	01/01/42	86,297	83,150
GNMA(4)	AA+	4.00	08/01/42	30,068	28,897
GNMA(4)	AA+	4.50	04/01/31	12,752	12,713
GNMA(4)	AA+	4.50	10/01/40	33,667	33,266
GNMA(4)	AA+	4.50	10/01/43	60,856	59,763
GNMA(4)	AA+	5.00	06/01/39	30,145	30,268
GNMA(4)	AA+	6.50	04/01/31	885	905
GNMA(4)	AA+	6.50	10/01/31	372	384
GNMA(4)	AA+	6.50	12/01/31	48	48
GNMA(4)	AA+	7.00	05/01/31	365	378

					25,105,705

Corporate Debt (14.9%)
Basic Materials (0.2%)
Freeport-McMoRan, Inc.	BBB-	5.25	09/01/29	135,000	135,821

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Basic Materials (Continued)
International Flavors & Fragrances, Inc.†	BBB	1.83	10/15/27	$290,000	$280,035

					415,856

Communications (1.3%)
AT&T, Inc.	BBB	5.13	04/30/36	155,000	151,942
AT&T, Inc.	BBB	5.25	10/30/36	225,000	220,758
Charter Communications Operating LLC / Charter Communications Operating Capital	BBB-	6.10	06/01/29	180,000	184,353
Expedia Group, Inc.	BBB	5.40	02/15/35	170,000	168,324
Motorola Solutions, Inc.	BBB	5.55	08/15/35	160,000	162,859
Space Exploration Technologies Corp.†	BBB	5.88	07/15/36	1,000,000	986,764
T-Mobile USA, Inc.	BBB+	5.00	02/15/36	435,000	425,188
Uber Technologies, Inc.†	BBB+	4.50	08/15/29	270,000	268,096
VeriSign, Inc.	BBB	2.70	06/15/31	325,000	291,834

					2,860,118

Consumer, Cyclical (0.8%)
Carnival Corp. Ltd.†	BBB-	4.00	08/01/28	250,000	245,328
Dick’s Sporting Goods, Inc.†	BBB	4.00	10/01/29	195,000	189,737
Ford Motor Credit Co. LLC	BBB-	6.80	11/07/28	200,000	206,423
General Motors Financial Co., Inc.	BBB	5.55	07/15/29	370,000	377,619
Lowe’s Cos., Inc.	BBB+	4.50	10/15/32	220,000	215,316
Lowe’s Cos., Inc.	BBB+	4.85	10/15/35	105,000	102,426
Royal Caribbean Cruises Ltd.†	BBB	6.00	02/01/33	225,000	228,080
Toll Brothers Finance Corp.	BBB	5.60	06/15/35	185,000	188,521

					1,753,450

Consumer, Non-cyclical (1.7%)
AbbVie, Inc.	A-	4.75	03/15/36	340,000	332,641
AbbVie, Inc.	A-	5.05	03/15/34	225,000	227,416
Amgen, Inc.	BBB+	5.25	03/02/33	365,000	371,460
Block Financial LLC	BBB	2.50	07/15/28	150,000	142,936
Block Financial LLC	BBB	5.38	09/15/32	225,000	220,441
Bunge Ltd. Finance Corp.	A-	2.75	05/14/31	235,000	214,467
Bunge Ltd. Finance Corp.	A-	4.20	09/17/29	150,000	148,237
Campbell’s Company	BBB-	5.20	03/21/29	335,000	337,989
CVS Health Corp.	BBB	3.75	04/01/30	389,000	376,154
Elevance Health, Inc.	A-	2.88	09/15/29	255,000	241,285
Equifax, Inc.	BBB	4.80	09/15/29	280,000	280,124
Global Payments, Inc.	BBB-	5.20	11/15/32	230,000	224,396
J M Smucker Co.	BBB	6.20	11/15/33	245,000	261,258
Keurig Dr Pepper, Inc.	BBB-	4.35	05/15/28	195,000	194,095
PayPal Holdings, Inc.	A-	4.55	06/01/28	190,000	190,088
PayPal Holdings, Inc.	A-	5.55	06/01/36	60,000	59,998

					3,822,985

Energy (1.4%)
Antero Resources Corp.†	BBB-	5.38	03/01/30	80,000	80,674
Cheniere Energy Partners LP	BBB+	4.50	10/01/29	295,000	292,771
Diamondback Energy, Inc.	BBB	5.15	01/30/30	180,000	182,613

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
Energy Transfer LP	BBB	5.70	04/01/35	$370,000	$379,383
EQT Corp.	BBB-	3.90	10/01/27	79,000	78,257
Expand Energy Corp.	BBB-	5.38	03/15/30	85,000	85,339
HF Sinclair Corp.	BBB-	5.75	01/15/31	360,000	367,674
Kinder Morgan, Inc.	BBB+	5.10	08/01/29	350,000	354,291
ONEOK, Inc.	BBB	4.40	10/15/29	70,000	69,239
ONEOK, Inc.†	BBB	5.63	01/15/28	180,000	181,679
Plains All American Pipeline LP / PAA Finance Corp.	BBB	4.70	01/15/31	305,000	302,439
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	285,000	287,427
Western Midstream Operating LP	BBB-	4.75	08/15/28	295,000	295,160
Western Midstream Operating LP†	BBB-	7.25	04/01/30	210,000	220,364

					3,177,310

Financial (7.4%)
Aflac, Inc.	A-	5.15	05/14/36	200,000	200,221
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	360,000	341,892
American Express Co.(3)(5)	A-	4.92	07/20/33	560,000	559,828
American Tower Corp.	BBB+	2.90	01/15/30	140,000	131,553
American Tower Corp.	BBB+	5.80	11/15/28	180,000	184,423
Aon North America, Inc.	A-	5.45	03/01/34	350,000	357,189
Arthur J. Gallagher & Co.	BBB+	5.00	02/15/32	305,000	305,454
Bank of America Corp.(3)(5)	A-	2.97	02/04/33	985,000	889,164
Bank of New York Mellon Corp.(3)(5)	A	4.97	04/26/34	115,000	114,866
Bank of New York Mellon Corp.(3)(5)	A	5.06	07/22/32	345,000	349,079
BankUnited, Inc.	BBB-	5.13	06/11/30	260,000	258,087
Boston Properties LP	BBB	2.55	04/01/32	300,000	261,169
Boston Properties LP	BBB	5.75	01/15/35	85,000	85,885
Brown & Brown, Inc.	BBB-	5.25	06/23/32	190,000	189,985
Capital One Financial Corp.(3)(5)	BBB	5.46	07/26/30	165,000	167,727
Capital One Financial Corp.	BBB	6.70	11/29/32	200,000	217,278
Citigroup, Inc.(3)(5)	BBB+	3.79	03/17/33	195,000	183,270
Citigroup, Inc.(3)(5)	BBB+	3.98	03/20/30	220,000	215,780
Citigroup, Inc.(3)(5)	BBB	5.83	02/13/35	300,000	306,208
Citizens Financial Group, Inc.(3)(5)	BBB+	5.84	01/23/30	340,000	348,329
Digital Realty Trust LP	BBB+	5.55	01/15/28	215,000	218,048
Equinix, Inc.	BBB+	3.20	11/18/29	145,000	138,061
Fairfax Financial Holdings Ltd.	A-	6.00	12/07/33	160,000	167,019
Fifth Third Bancorp(3)(5)	BBB+	4.90	09/06/30	125,000	125,172
Fifth Third Bancorp(3)(5)	BBB+	6.34	07/27/29	155,000	160,115
First Horizon Bank	BBB	5.75	05/01/30	250,000	253,817
First-Citizens Bank & Trust Co.(3)(5)	BBB+	5.10	07/13/29	250,000	250,352
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	405,000	376,569
Goldman Sachs Group, Inc.(3)(5)	BBB+	5.33	07/23/35	235,000	235,828
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	275,000	280,721
JPMorgan Chase & Co.(3)(5)	A	5.00	07/22/30	200,000	201,318
JPMorgan Chase & Co.(3)(5)	A	5.15	04/23/37	200,000	198,533
JPMorgan Chase & Co.(3)(5)	A	5.50	01/24/36	300,000	306,746

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Kemper Corp.	BBB-	3.80	02/23/32	$145,000	$130,861
KeyCorp	BBB	2.55	10/01/29	400,000	373,886
Kimco Realty OP LLC	A-	4.85	03/01/35	135,000	132,141
Kimco Realty OP LLC	A-	6.40	03/01/34	200,000	216,056
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	365,000	363,030
M&T Bank Corp.(3)(5)	BBB+	5.18	07/08/31	250,000	251,848
M&T Bank Corp.(3)(5)	BBB	5.30	04/18/36	270,000	267,703
Morgan Stanley(3)(5)	A-	2.70	01/22/31	450,000	418,067
Morgan Stanley(3)(5)	A-	5.17	01/16/30	40,000	40,358
Morgan Stanley(3)(5)	A-	5.45	07/20/29	210,000	212,796
NNN REIT, Inc.	BBB+	2.50	04/15/30	145,000	133,864
NNN REIT, Inc.	BBB+	4.60	02/15/31	165,000	163,329
PNC Bank N.A.	A-	2.70	10/22/29	250,000	234,752
PNC Financial Services Group, Inc.(3)(5)	A-	4.62	10/26/29	180,000	179,534
PNC Financial Services Group, Inc.(3)(5)	A-	6.88	10/20/34	120,000	132,524
Prologis LP	A	5.25	05/15/35	235,000	237,210
Realty Income Corp.	A-	5.13	02/15/34	325,000	326,288
Realty Income Corp.	A-	5.13	04/15/35	65,000	64,988
Regions Bank/Birmingham AL(3)(5)	A-	4.76	07/27/29	600,000	600,208
Synchrony Financial(3)(5)	BBB-	5.02	07/29/29	250,000	250,033
Tanger Properties LP	BBB	2.75	09/01/31	300,000	269,952
Tanger Properties LP	BBB	3.88	07/15/27	110,000	109,195
Toronto-Dominion Bank	A-	4.36	04/23/29	225,000	223,764
Truist Financial Corp.(3)(5)	A-	4.87	01/26/29	300,000	301,290
Truist Financial Corp.(3)(5)	A-	4.96	10/23/36	150,000	145,841
US Bancorp(3)(5)	A	4.48	01/26/32	250,000	246,278
US Bancorp(3)(5)	A	4.65	02/01/29	215,000	215,211
US Bancorp(3)(5)	A	5.78	06/12/29	60,000	61,271
Voya Financial, Inc.	BBB+	5.00	09/20/34	250,000	245,719
Wells Fargo & Co.(3)(5)	BBB+	3.35	03/02/33	315,000	289,536
Wells Fargo & Co.(3)(5)	BBB+	5.20	01/23/30	220,000	222,497
Wells Fargo & Co.(3)(5)	BBB+	5.56	07/25/34	200,000	204,886
Welltower OP LLC	A-	2.75	01/15/31	405,000	372,516
Zions Bancorp N.A.	BBB	3.25	10/29/29	250,000	235,731

					16,452,849

Industrial (0.8%)
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	375,000	378,866
Boeing Co.	BBB-	3.20	03/01/29	195,000	188,022
CH Robinson Worldwide, Inc.	BBB+	4.20	04/15/28	180,000	178,659
Flex Ltd.	BBB-	5.38	11/13/35	125,000	123,273
Howmet Aerospace, Inc.	BBB+	4.55	11/15/32	230,000	225,930
Jabil, Inc.	BBB-	3.95	01/12/28	75,000	74,226
Otis Worldwide Corp.	BBB	5.13	11/19/31	245,000	248,504
Vulcan Materials Co.	BBB+	4.95	12/01/29	350,000	352,889

					1,770,369

Technology (0.4%)
Intel Corp.	BBB	5.20	02/10/33	225,000	227,493
Microchip Technology, Inc.	BBB	4.90	03/15/28	150,000	150,721

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Technology (Continued)
Paychex, Inc.	BBB+	5.10	04/15/30	$295,000	$297,445
Synopsys, Inc.	BBB	5.00	04/01/32	215,000	215,380

					891,039

Utilities (0.9%)
Black Hills Corp.	BBB+	3.05	10/15/29	140,000	132,676
Dominion Energy, Inc.	A	2.30	12/01/31	265,000	235,113
DTE Energy Co.	BBB	5.10	03/01/29	325,000	328,669
Duke Energy Carolinas LLC	A	4.85	01/15/34	330,000	327,704
NiSource, Inc.	BBB+	5.20	07/01/29	350,000	355,292
Southern Co.	BBB+	5.70	03/15/34	280,000	290,098
Vistra Operations Co. LLC†	BBB-	7.75	10/15/31	175,000	183,339

					1,852,891

Total Corporate Debt					32,996,867

Total Long-Term Debt Securities (Cost: $77,959,986)					74,977,378

SHORT-TERM DEBT SECURITIES (3.3%):
U.S. Government (3.3%)
U.S. Treasury Bill	A-1+	3.57	07/14/26	3,800,000	3,795,111
U.S. Treasury Bill	A-1+	3.57	07/09/26	1,000,000	999,207
U.S. Treasury Bill	A-1+	3.59	07/02/26	1,500,000	1,499,851
U.S. Treasury Bill	A-1+	3.62	07/16/26	500,000	499,248
U.S. Treasury Bill	A-1+	3.63	07/28/26	550,000	548,509

Total Short-Term Debt Securities (Cost: $7,341,926)					7,341,926

			Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.6%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares			3.53	$1,262,337	$1,262,337

Total Temporary Cash Investment (Cost: $1,262,337)					1,262,337

Total Investments (Cost: $152,516,665) 99.7%					220,995,024

Other Net Assets 0.3%					701,737

Net Assets 100.0%					$221,696,761

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:
ARM =	Adjustable Rate Mortgage
FHLMC =	Federal Home Loan Mortgage Corporation
FNMA =	Federal National Mortgage Association
FRESB =	Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA =	Government National Mortgage Association
SOFR =	Secured overnight financing rate
SOFR30A =	30-day Average SOFR (Secured overnight financing rate)

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate values of these securities amount to $3,227,126 and represent 1.5% of net assets.

(1)	Zero Coupon.
(2)	Floating Rate Note.
(3)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

(4)	U.S. Government guaranteed security
(5)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Share	Value
COMMON STOCKS (98.8%):

Australia (3.9%):

Basic Materials (1.3%)
BHP Group Ltd.	579,466	$24,148,063
Fortescue Ltd.	507,529	6,755,357

		30,903,420

Communications (0.4%)
Telstra Group Ltd.	2,414,048	8,465,753

Consumer, Cyclical (0.9%)
Aristocrat Leisure Ltd.	193,225	8,188,389
Wesfarmers Ltd.	195,876	12,258,563

		20,446,952

Financial (1.3%)
ANZ Group Holdings Ltd.	677,921	16,544,256
QBE Insurance Group Ltd.	718,037	12,490,356

		29,034,612

Total Australia		88,850,737

Austria (0.3%):
Energy (0.3%)
OMV AG	103,621	6,511,707

Denmark (1.6%):
Consumer, Non-cyclical (0.9%)
Genmab A/S*	29,692	8,140,132
Novo Nordisk A/S Cl B	282,762	13,580,198

		21,720,330

Financial (0.7%)
Danske Bank A/S	286,198	15,340,954

Total Denmark		37,061,284

Finland (1.1%):
Financial (0.7%)
Nordea Bank Abp	820,721	15,555,181

Industrial (0.4%)
Wartsila OYJ Abp	275,909	10,537,564

Total Finland		26,092,745

France (7.9%):
Basic Materials (0.5%)
Air Liquide S.A.	64,430	12,758,877

Communications (0.5%)
Orange S.A.	594,954	11,220,111

Consumer, Cyclical (0.6%)
Hermes International SCA	7,365	13,468,336

	Share	Value
COMMON STOCKS (Continued):
France (Continued)
Consumer, Non-cyclical (0.4%)
Carrefour SA	480,933	$8,928,513

Energy (0.9%)
TotalEnergies SE	266,169	20,581,653

Financial (2.1%)
AXA S.A.	356,320	17,854,997
BNP Paribas S.A.	182,559	21,321,642
Klepierre S.A.	229,160	9,577,412

		48,754,051

Industrial (2.2%)
Dassault Aviation S.A.	21,582	7,089,335
Eiffage S.A.	82,382	12,151,769
Legrand S.A.	42,419	7,187,659
Safran S.A.	58,806	23,174,331

		49,603,094

Utilities (0.7%)
Engie S.A.	506,956	15,956,200

Total France		181,270,835

Germany (7.9%):
Communications (0.8%)
Deutsche Telekom AG	465,289	12,685,778
Scout24 SE†	58,180	4,814,663

		17,500,441

Consumer, Cyclical (0.3%)
Mercedes-Benz Group AG	127,190	6,397,491

Financial (2.8%)
Allianz SE	64,304	30,438,174
Deutsche Bank AG	594,380	20,129,868
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	24,297	13,568,917

		64,136,959

Industrial (3.1%)
Deutsche Post AG	230,692	14,025,253
Siemens AG	115,722	37,205,468
Siemens Energy AG	109,704	20,914,137

		72,144,858

Technology (0.9%)
SAP SE	134,858	20,788,121

Total Germany		180,967,870

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Share	Value
COMMON STOCKS (Continued):
Hong Kong (0.9%):
Consumer, Cyclical (0.4%)
CK Hutchison Holdings Ltd.	1,040,500	$8,818,900

Consumer, Non-cyclical (0.5%)
WH Group Ltd.†	10,364,071	10,989,186

Total Hong Kong		19,808,086

Ireland (1.2%):
Consumer, Non-cyclical (0.3%)
Experian PLC	238,563	8,040,435

Financial (0.9%)
AerCap Holdings N.V.	74,184	10,814,543
AIB Group PLC	778,079	9,144,363

		19,958,906

Total Ireland		27,999,341

Israel (0.3%):
Technology (0.3%)
Check Point Software Technologies Ltd.*	61,869	8,131,443

Italy (4.8%):
Consumer, Cyclical (0.4%)
Ferrari N.V.	21,841	8,118,197

Financial (3.1%)
Banco BPM SpA	735,824	12,724,146
Generali	262,199	12,782,962
Intesa Sanpaolo SpA	2,550,396	17,529,608
UniCredit SpA	326,893	29,295,746

		72,332,462

Industrial (0.5%)
Poste Italiane SpA	359,191	11,757,559

Utilities (0.8%)
Enel SpA	1,578,161	18,102,120

Total Italy		110,310,338

Japan (21.2%):
Basic Materials (0.5%)
Nitto Denko Corp.	537,145	10,567,674

Communications (0.3%)
SoftBank Group Corp.	189,000	7,010,633

Consumer, Cyclical (6.2%)
Asics Corp.	356,800	9,704,500
Bridgestone Corp.	515,000	10,859,089
Daiwa House Industry Co. Ltd.	442,266	11,983,958
Fast Retailing Co. Ltd.	32,100	16,446,254
Marubeni Corp.	435,300	12,690,553

	Share	Value
COMMON STOCKS (Continued):
Japan (Continued)
Consumer, Cyclical (Continued)
Mitsubishi Corp.	598,972	$16,023,812
Sojitz Corp.	103,500	3,320,278
Sumitomo Corp.	1,620,400	15,574,762
Sumitomo Electric Industries Ltd.	1,302,852	24,177,189
Tokyo Gas Co. Ltd.	219,831	8,324,072
Toyota Motor Corp.	797,200	13,355,098

		142,459,565

Consumer, Non-cyclical (1.8%)
Japan Tobacco, Inc.	397,193	14,656,222
Shionogi & Co. Ltd.	781,673	13,356,073
Takeda Pharmaceutical Co. Ltd.	402,200	12,819,983

		40,832,278

Energy (0.4%)
Inpex Corp.	442,446	8,927,777

Financial (2.9%)
Daiwa Securities Group, Inc.	1,430,101	14,183,376
Mitsubishi UFJ Financial Group, Inc.	1,445,400	28,796,610
MS&AD Insurance Group Holdings, Inc.	474,700	12,304,208
Sompo Holdings, Inc.	321,800	12,225,274

		67,509,468

Industrial (5.7%)
Hitachi Ltd.	944,247	26,133,073
Hoya Corp.	95,588	15,418,477
Keyence Corp.	27,870	14,087,933
Komatsu Ltd.	280,800	10,964,533
Mitsubishi Electric Corp.	384,900	14,116,018
Mitsubishi Heavy Industries Ltd.	568,000	12,906,493
Murata Manufacturing Co. Ltd.	261,300	18,757,370
Nippon Yusen KK	188,638	6,101,379
Yokogawa Electric Corp.	381,092	13,392,790

		131,878,066

Technology (3.0%)
Advantest Corp.	181,400	37,319,140
Kioxia Holdings Corp.*	20,500	11,915,214
Obic Co. Ltd.	213,400	5,011,662
Tokyo Electron Ltd.	32,200	15,612,304

		69,858,320

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Share	Value
COMMON STOCKS (Continued):
Japan (Continued)
Utilities (0.4%)
Chubu Electric Power Co., Inc.	468,200	$8,846,339

Total Japan		487,890,120

Luxembourg (0.8%):
Basic Materials (0.4%)
ArcelorMittal SA	151,302	9,122,460

Industrial (0.4%)
Tenaris SA	297,790	8,243,524

Total Luxembourg		17,365,984

Netherlands (6.2%):
Communications (0.7%)
Prosus NV	344,199	14,956,688

Consumer, Non-cyclical (0.7%)
Koninklijke Ahold Delhaize N.V.	387,141	15,579,472

Financial (0.8%)
ING Groep N.V	585,656	18,479,390

Technology (4.0%)
ASML Holding N.V.	46,707	92,488,078

Total Netherlands		141,503,628

Norway (1.2%):
Consumer, Non-cyclical (0.3%)
Orkla ASA	710,383	7,468,721

Energy (0.5%)
Equinor ASA	332,457	10,483,493

Industrial (0.4%)
Kongsberg Gruppen ASA	343,326	10,346,431

Total Norway		28,298,645

Singapore (0.9%):
Financial (0.9%)
DBS Group Holdings Ltd.	428,963	21,720,456

Spain (5.2%):
Financial (3.3%)
Banco Bilbao Vizcaya Argentaria S.A.	1,098,167	27,648,341
Banco Santander S.A.	2,545,855	35,336,103
CaixaBank S.A	914,637	12,958,732

		75,943,176

Industrial (0.4%)
Aena SME S.A.†	301,118	9,175,860

	Share	Value
COMMON STOCKS (Continued):
Spain (Continued)
Utilities (1.5%)
Endesa SA	216,568	$9,840,022
Iberdrola S.A.	1,036,193	25,790,407

		35,630,429

Total Spain		120,749,465

Sweden (4.3%):
Communications (0.8%)
Tele2 AB Cl B	421,912	7,342,112
Telefonaktiebolaget LM Ericsson Cl B	995,490	11,164,120

		18,506,232

Financial (1.8%)
Investor AB Cl B	332,768	13,826,890
Svenska Handelsbanken AB Cl A	791,586	11,648,434
Swedbank AB Cl A	405,615	15,152,096

		40,627,420

Industrial (1.7%)
Assa Abloy AB Cl B	297,687	10,517,539
Atlas Copco AB Cl A	830,437	16,832,122
Sandvik AB	277,934	11,477,329

		38,826,990

Total Sweden		97,960,642

Switzerland (8.6%):
Consumer, Cyclical (0.9%)
Cie Financiere Richemont S.A.	85,713	19,784,993

Consumer, Non-cyclical (5.2%)
Coca-Cola HBC AG	125,258	8,165,047
Galderma Group AG	65,592	14,918,743
Novartis AG	335,592	52,450,484
Roche Holding AG	109,979	45,210,869

		120,745,143

Industrial (2.5%)
ABB Ltd.	275,487	29,967,293
Holcim AG	179,623	16,195,301
VAT Group AG†	11,960	10,487,971

		56,650,565

Total Switzerland		197,180,701

Taiwan (0.7%):

Technology (0.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	36,016	17,200,161

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Share	Value
COMMON STOCKS (Continued):
United Kingdom (13.9%):
Basic Materials (1.0%)
Rio Tinto PLC	248,989	$23,555,558

Communications (0.4%)
Vodafone Group PLC	6,951,373	9,200,575

Consumer, Cyclical (1.2%)
InterContinental Hotels Group PLC	75,529	12,982,123
Next PLC	75,788	14,622,752

		27,604,875

Consumer, Non-cyclical (5.4%)
AstraZeneca PLC	138,649	25,886,367
British American Tobacco PLC	316,694	19,597,966
GSK PLC	746,777	19,605,063
Imperial Brands PLC	416,040	15,376,367
J Sainsbury PLC	2,455,588	10,420,553
Tesco PLC	2,441,696	14,884,827
Unilever PLC	315,271	18,937,576

		124,708,719

Energy (1.2%)
Shell PLC	717,491	27,878,107

Financial (2.9%)
Barclays PLC	3,152,284	21,123,455

	Share	Value
COMMON STOCKS (Continued):
United Kingdom (Continued)
Financial (Continued)
HSBC Holdings PLC	2,391,975	$45,230,559

		66,354,014

Industrial (1.4%)
Rolls-Royce Holdings PLC	1,715,963	32,894,396

Utilities (0.4%)
Centrica PLC	3,446,599	7,810,820

Total United Kingdom		320,007,064

United States (5.9%):
Financial (5.9%)
iShares Core MSCI Emerging Markets ETF	378,265	31,335,473
iShares MSCI China ETF	173,322	8,843,755
iShares MSCI Emerging Markets ex China ETF	289,155	29,580,556
iShares MSCI India ETF	284,733	14,062,963
iShares MSCI South Korea ETF	106,911	21,585,331
Vanguard FTSE Emerging Markets ETF	507,672	30,302,942

		135,711,020

Total Common Stocks (Cost: $1,605,060,910)		2,272,592,272

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.6%):
United States (0.6%)
U.S. Government (0.6%)
U.S. Treasury Bill	A-1+	3.57	07/09/26	$2,000,000	$1,998,414
U.S. Treasury Bill	A-1+	3.59	07/14/26	1,000,000	998,709
U.S. Treasury Bill	A-1+	3.62	07/23/26	6,500,000	6,485,690
U.S. Treasury Bill	A-1+	3.65	07/28/26	2,500,000	2,493,306
U.S. Treasury Bill(1)	A-1+	3.68	11/05/26	2,750,000	2,713,574

Total Short-Term Debt Securities (Cost: $14,690,949)					14,689,693

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rate(%)	Face Amount		Value
TEMPORARY CASH INVESTMENT (0.1%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	USD	1,333,254	$1,333,254

Total Temporary Cash Investment (Cost: $1,333,254)				1,333,254

Total Investments (Cost: $1,621,085,113) 99.5%				2,288,615,219

Other Net Assets 0.5%				10,704,645

Net Assets 100.0%				$2,299,319,864

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate values of these securities amount to $35,467,680 and represent 1.5% of net assets.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2026, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

MSCI EAFE Index	118	P	September 2026	$18,557,270	$(37,716)	0.8%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (100.2%):
Basic Materials (1.3%)
Air Products and Chemicals, Inc.	40	$11,727
Albemarle Corp.	21	2,836
CF Industries Holdings, Inc.	28	3,031
Dow, Inc.	130	3,557
DuPont de Nemours, Inc.	25	3,346
Ecolab, Inc.	46	12,816
Freeport-McMoRan, Inc.	260	16,351
International Flavors & Fragrances, Inc.	46	3,644
International Paper Co.	96	3,658
Linde PLC	84	43,591
LyondellBasell Industries NV Cl A	47	2,475
Mosaic Co.	58	1,229
Newmont Corp.	193	18,026
Nucor Corp.	41	9,133
PPG Industries, Inc.	41	4,973
Sherwin-Williams Co.	42	14,461
Steel Dynamics, Inc.	25	5,736

		160,590

Communications (15.9%)
Airbnb, Inc. Cl A*	76	10,876
Alphabet, Inc. Cl A	1,058	378,097
Alphabet, Inc. Cl C	853	301,391
Amazon.com, Inc.*	1,776	423,292
AppLovin Corp. Cl A*	51	26,277
Arista Networks, Inc.*	196	33,296
AT&T, Inc.	1,253	25,937
Booking Holdings, Inc.	141	25,132
CDW Corp.	24	3,375
Charter Communications, Inc. Cl A*	15	2,133
Ciena Corp.*	26	12,755
Cisco Systems, Inc.	747	87,743
Comcast Corp. Cl A	643	15,786
DoorDash, Inc. Cl A*	69	12,733
eBay, Inc.	81	9,052
EchoStar Corp. Cl A*	24	2,436
Expedia Group, Inc.	21	5,373
F5, Inc.*	10	4,160
FactSet Research Systems, Inc.	7	1,611
Fox Corp. Cl A	36	1,878
Fox Corp. Cl B	25	1,171
Gen Digital, Inc.	105	2,613
GoDaddy, Inc. Cl A*	25	2,122
Meta Platforms, Inc. Cl A	397	223,626
Motorola Solutions, Inc.	31	12,874
Netflix, Inc.*	760	54,264
News Corp. Cl A	66	1,639

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
News Corp. Cl B	22	$617
Omnicom Group, Inc.	52	3,787
Palo Alto Networks, Inc.*	153	52,176
Paramount Skydance Corp. Cl B	57	562
Robinhood Markets, Inc. Cl A*	162	16,245
T-Mobile US, Inc.	84	14,089
Trade Desk, Inc. Cl A*	78	1,410
Uber Technologies, Inc.*	465	33,554
VeriSign, Inc.	15	3,773
Verizon Communications, Inc.	753	31,882
Walt Disney Co.	314	30,223
Warner Bros Discovery, Inc.*	447	11,917

		1,881,877

Consumer, Cyclical (8.1%)
Aptiv PLC*	39	2,394
AutoZone, Inc.*	3	9,588
Best Buy Co., Inc.	35	2,656
Carnival Corp. Ltd.	234	6,685
Carvana Co.*	130	8,557
Chipotle Mexican Grill, Inc.*	233	7,922
Copart, Inc.*	203	5,723
Costco Wholesale Corp.	109	101,966
Cummins, Inc.	32	22,823
Darden Restaurants, Inc.	21	4,326
Deckers Outdoor Corp.*	26	2,582
Delta Air Lines, Inc.	149	13,955
Dollar General Corp	54	6,216
Dollar Tree, Inc.*	44	5,322
Domino’s Pizza, Inc.	6	1,776
DR Horton, Inc.	48	7,818
Fastenal Co.	262	12,584
Ford Motor Co.	711	9,883
General Motors Co.	164	12,641
Genuine Parts Co.	25	2,950
Hasbro, Inc.	24	1,982
Hilton Worldwide Holdings, Inc.	42	13,879
Home Depot, Inc.	181	63,835
Lennar Corp. Cl A	39	3,529
Live Nation Entertainment, Inc.*	28	5,127
Lowe’s Cos., Inc.	102	22,490
Lululemon Athletica, Inc.*	19	2,169
Marriott International, Inc. Cl A	40	14,824
McDonald’s Corp.	129	34,870
NIKE, Inc. Cl B	218	8,949

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Norwegian Cruise Line Holdings Ltd.*	83	$1,752
NVR, Inc.*	1	6,813
O’Reilly Automotive, Inc.*	151	13,906
PACCAR, Inc.	120	14,414
PulteGroup, Inc.	35	4,802
Ralph Lauren Corp.	7	2,810
Ross Stores, Inc.	59	12,558
Royal Caribbean Cruises Ltd.	46	14,606
Southwest Airlines Co.	112	5,759
Starbucks Corp.	207	21,153
Tapestry, Inc.	37	5,416
Target Corp.	111	14,498
Tesla, Inc.*	511	214,927
TJX Cos., Inc.	201	30,452
TKO Group Holdings, Inc.	12	2,416
Tractor Supply Co.	96	3,035
Ulta Beauty, Inc.*	8	3,608
United Airlines Holdings, Inc.*	74	10,063
Walmart, Inc.	1,078	122,094
Williams-Sonoma, Inc.	21	4,895
WW Grainger, Inc.	10	13,604
Yum! Brands, Inc.	51	8,153

		951,755

Consumer, Non-cyclical (11.9%)
Align Technology, Inc.*	36	6,072
Amgen, Inc.	296	107,187
Archer-Daniels-Midland Co.	118	9,015
Automatic Data Processing, Inc.	92	20,603
Avery Dennison Corp.	14	2,273
Baxter International, Inc.	283	6,034
Biogen, Inc.*	81	17,501
Block, Inc.*	110	8,360
Boston Scientific Corp.*	816	34,827
Brown-Forman Corp. Cl B	42	1,119
Bunge Global S.A.	33	3,522
Cardinal Health, Inc.	128	30,408
Cencora, Inc.	106	29,996
Cigna Group	145	39,974
Cintas Corp.	78	13,266
Clorox Co.	29	2,768
Colgate-Palmolive Co.	196	17,969
Constellation Brands, Inc. Cl A	34	4,729
Corpay, Inc.*	14	4,666
Corteva, Inc.	121	10,247
CVS Health Corp.	700	72,415
DaVita, Inc.*	17	3,782

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Dexcom, Inc.*	211	$14,211
Edwards Lifesciences Corp.*	316	28,585
Elevance Health, Inc.	119	46,021
Equifax, Inc.	28	4,444
Estee Lauder Cos., Inc. Cl A	60	4,737
GE HealthCare Technologies, Inc.	249	15,938
General Mills, Inc.	131	4,559
Gilead Sciences, Inc.	681	86,038
Global Payments, Inc.	.48	3,483
Henry Schein, Inc.*	53	4,427
Hershey Co.	36	6,316
Hormel Foods Corp.	71	1,762
Humana, Inc.	65	25,819
IDEXX Laboratories, Inc.*	43	22,637
Incyte Corp.*	92	10,429
Insulet Corp.*	38	5,785
Intuitive Surgical, Inc.*	194	77,150
IQVIA Holdings, Inc.*	91	17,583
J M Smucker Co.	26	2,925
Keurig Dr Pepper, Inc.	334	10,932
Kimberly-Clark Corp.	81	8,891
Kraft Heinz Co.	209	4,937
Kroger Co.	140	7,774
Labcorp Holdings, Inc.	45	12,600
McCormick & Co., Inc.	.62	3,126
McKesson Corp.	65	49,114
Medtronic PLC	704	55,074
Molson Coors Beverage Co. Cl B	40	1,558
Mondelez International, Inc. Cl A	315	18,220
Monster Beverage Corp.*	175	16,821
Moody’s Corp.	31	14,041
PayPal Holdings, Inc.	181	7,816
PepsiCo, Inc.	336	45,494
Procter & Gamble Co.	.572	83,878
Quanta Services, Inc.	34	24,481
Quest Diagnostics, Inc.	60	12,717
ResMed, Inc.	79	15,396
Rollins, Inc.	67	2,797
S&P Global, Inc.	63	25,657
Solventum Corp.*	80	6,172
STERIS PLC	53	11,160
Stryker Corp.	189	59,505
Sysco Corp.	117	9,779
Tyson Foods, Inc. Cl A	69	3,950
United Rentals, Inc.	14	15,860
Verisk Analytics, Inc.	30	5,386

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
West Pharmaceutical Services, Inc.	38	$13,642
Zimmer Biomet Holdings, Inc.	106	9,126
Zoetis, Inc.	230	16,528

		1,402,014

Energy (3.0%)
APA Corp.	64	2,085
Baker Hughes Co.	179	9,935
Chevron Corp.	338	56,027
ConocoPhillips	220	22,871
Devon Energy Corp.	208	8,595
Diamondback Energy, Inc.	36	6,328
EOG Resources, Inc.	97	12,584
EQT Corp.	113	6,008
Expand Energy Corp.	44	4,012
Exxon Mobil Corp.	748	102,267
First Solar, Inc.*	20	4,719
Halliburton Co.	151	5,126
Kinder Morgan, Inc.	354	11,317
Marathon Petroleum Corp.	53	13,551
Occidental Petroleum Corp.	131	6,363
ONEOK, Inc.	114	9,911
Phillips 66	73	12,341
SLB Ltd.	270	12,552
Targa Resources Corp.	39	10,457
Texas Pacific Land Corp.	10	4,376
Valero Energy Corp.	54	14,064
Williams Cos., Inc.	221	16,429

		351,918

Financial (15.0%)
Aflac, Inc.	94	11,022
Allstate Corp.	53	12,611
American Express Co.	109	36,869
American International Group, Inc.	109	8,124
American Tower Corp.	92	15,048
Ameriprise Financial, Inc.	19	8,716
Aon PLC Cl A	44	14,594
Apollo Global Management, Inc.	95	11,239
Arch Capital Group Ltd.*	72	6,988
Ares Management Corp. Cl A	43	4,786
Arthur J Gallagher & Co.	53	12,167
Assurant, Inc.	10	2,685
AvalonBay Communities, Inc.	28	5,283

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Bank of America Corp.	1,336	$76,125
Bank of New York Mellon Corp.	141	20,390
Blackrock, Inc.	30	28,847
Blackstone, Inc.	152	17,886
Brown & Brown, Inc.	60	3,849
BXP, Inc.	29	1,923
Camden Property Trust.	20	2,290
Capital One Financial Corp.	128	25,679
Cboe Global Markets, Inc.	21	5,096
CBRE Group, Inc. Cl A*	58	7,812
Charles Schwab Corp.	335	30,910
Chubb Ltd.	74	25,215
Cincinnati Financial Corp.	32	5,925
Citigroup, Inc.	349	48,846
Citizens Financial Group, Inc.	87	6,096
CME Group, Inc.	75	16,562
Coinbase Global, Inc. Cl A*	46	6,725
CoStar Group, Inc.*	80	2,266
Crown Castle, Inc.	86	6,513
Digital Realty Trust, Inc.	64	11,493
Equinix, Inc.	19	19,805
Equity Residential	67	4,551
Erie Indemnity Co. Cl A.	5	1,199
Essex Property Trust, Inc.	12	3,499
Everest Group Ltd.	8	2,858
Extra Space Storage, Inc.	42	6,103
Federal Realty Investment Trust	15	1,852
Fifth Third Bancorp	186	10,485
Franklin Resources, Inc.	63	2,096
Global X S&P 500 Catholic Values ETF	3,241	286,829
Globe Life, Inc.	16	2,859
Goldman Sachs Group, Inc.	61	61,694
Hartford Insurance Group, Inc.	57	7,554
Host Hotels & Resorts, Inc.	125	2,964
Huntington Bancshares, Inc.	415	7,358
Interactive Brokers Group, Inc. Cl A	92	8,008
Intercontinental Exchange, Inc.	116	14,281
Invesco Ltd.	91	2,402
Invitation Homes, Inc.	107	3,232
Iron Mountain, Inc.	59	7,452

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
JPMorgan Chase & Co.	549	$179,704
KeyCorp	189	4,356
Kimco Realty Corp.	132	3,346
KKR & Co., Inc.	142	13,033
Loews Corp.	35	3,962
M&T Bank Corp.	30	7,140
Marsh & McLennan Cos., Inc.	99	16,500
Mastercard, Inc. Cl A	166	85,258
MetLife, Inc.	111	9,392
Mid-America Apartment Communities, Inc.	23	3,196
Morgan Stanley	246	51,424
Nasdaq, Inc.	92	7,251
Northern Trust Corp.	38	6,606
PNC Financial Services Group, Inc.	83	20,436
Principal Financial Group, Inc.	41	4,419
Progressive Corp.	120	26,214
Prologis, Inc.	183	24,791
Prudential Financial, Inc.	71	7,663
Public Storage	31	9,868
Raymond James Financial, Inc.	36	5,473
Realty Income Corp.	183	11,339
Regency Centers Corp.	32	2,552
Regions Financial Corp.	175	5,285
SBA Communications Corp.	21	3,706
Simon Property Group, Inc.	64	14,314
State Street Corp.	57	9,667
Synchrony Financial	69	5,247
T Rowe Price Group, Inc.	44	5,002
Travelers Cos., Inc.	44	14,525
Truist Financial Corp.	255	12,704
UDR, Inc.	58	2,315
US Bancorp	318	19,207
Visa, Inc. Cl A	340	116,651
W R Berkley Corp.	61	4,302
Wells Fargo & Co.	627	51,815
Welltower, Inc.	139	31,549
Weyerhaeuser Co.	142	3,400
Willis Towers Watson PLC	19	4,966

		1,766,239

Industrial (8.4%)
3M Co.	119	19,267
A O Smith Corp.	26	1,631
Allegion PLC	20	2,810
Amcor PLC	84	3,641

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
AMETEK, Inc.	53	$12,823
Amphenol Corp. Cl A	233	41,083
Axon Enterprise, Inc.*	18	10,091
Ball Corp.	49	3,058
Builders FirstSource, Inc.*	25	2,237
Carrier Global Corp.	178	13,056
Caterpillar, Inc.	105	111,814
CH Robinson Worldwide, Inc.	27	5,085
Coherent Corp.*	36	14,201
Comfort Systems USA, Inc.	8	15,856
CRH PLC	121	12,947
CSX Corp.	424	20,153
Deere & Co.	58	36,791
Dover Corp.	31	6,953
Eaton Corp. PLC	89	37,925
EMCOR Group, Inc.	10	8,299
Emerson Electric Co.	128	18,323
Expeditors International of Washington, Inc.	30	4,889
FedEx Corp.	50	15,657
Flex Ltd.*	69	11,183
Fortive Corp.	70	4,276
Garmin Ltd.	30	7,126
GE Vernova, Inc.	62	72,841
Generac Holdings, Inc.*	13	3,807
General Electric Co.	238	88,948
Howmet Aerospace, Inc.	92	24,735
Hubbell, Inc.	12	6,278
IDEX Corp.	17	3,858
Illinois Tool Works, Inc.	60	16,228
Ingersoll Rand, Inc.	82	6,723
Jabil, Inc.	20	7,710
Jacobs Solutions, Inc.	27	3,402
JB Hunt Transport Services, Inc.	17	4,920
Johnson Controls International PLC	140	20,455
Keysight Technologies, Inc.*	32	11,202
Lennox International, Inc.	7	4,011
Martin Marietta Materials, Inc.	11	6,344
Masco Corp.	46	3,743
Mettler-Toledo International, Inc.*	11	14,053
Nordson Corp.	12	3,620
Norfolk Southern Corp.	52	16,359
Old Dominion Freight Line, Inc.	42	9,097
Otis Worldwide Corp.	88	6,301

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Packaging Corp. of America	16	$3,812
Pentair PLC	37	2,836
Republic Services, Inc.	46	9,802
Rockwell Automation, Inc.	26	12,872
Smurfit WestRock PLC	95	4,395
Snap-on, Inc.	12	4,829
Stanley Black & Decker, Inc.	36	3,388
TE Connectivity PLC	55	11,089
Trane Technologies PLC	51	25,049
Trimble, Inc.*	45	2,303
Union Pacific Corp.	136	36,992
United Parcel Service, Inc. Cl B	171	18,382
Veralto Corp.	56	4,966
Vertiv Holdings Co. Cl A	88	29,464
Vulcan Materials Co.	24	7,080
Waste Management, Inc.	85	18,945
Westinghouse Air Brake Technologies Corp.	39	10,514
Xylem, Inc.	55	6,502

		989,030

Technology (34.4%)
Accenture PLC Cl A	117	14,559
Adobe, Inc.*	77	15,787
Akamai Technologies, Inc.*	27	3,192
Analog Devices, Inc.	93	36,937
Apple, Inc.	2,777	803,553
Applied Materials, Inc.	151	109,173
Autodesk, Inc.*	40	7,777
Broadcom, Inc.	895	338,086
Broadridge Financial Solutions, Inc.	27	3,698
Cadence Design Systems, Inc.*	52	19,517
Cognizant Technology Solutions Corp. Cl A	90	3,486
Crowdstrike Holdings, Inc. Cl A*	48	36,631
Datadog, Inc. Cl A*	62	16,142
Dell Technologies, Inc. Cl C	55	23,730
Electronic Arts, Inc.	41	8,407
Fair Isaac Corp.*	4	4,779
Fidelity National Information Services, Inc.	106	4,121
Fiserv, Inc.*	110	5,395
Fortinet, Inc.*	118	18,127
Gartner, Inc.*	13	1,685

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
HP, Inc.	173	$3,796
Intel Corp.*	893	124,690
Intuit, Inc.	53	13,833
Jack Henry & Associates, Inc.	15	2,066
KLA Corp.	246	74,221
Lam Research Corp.	237	102,699
Lumentum Holdings, Inc.*	14	12,013
Marvell Technology, Inc.	165	49,152
Microchip Technology, Inc.	103	9,394
Micron Technology, Inc.	213	245,864
Microsoft Corp.	1,405	524,093
Monolithic Power Systems, Inc.	9	12,441
MSCI, Inc.	15	8,401
NetApp, Inc.	38	5,881
NVIDIA Corp.	4,579	916,212
NXP Semiconductors NV	48	13,489
ON Semiconductor Corp.*	74	6,996
Oracle Corp.	321	47,043
Palantir Technologies, Inc. Cl A*	434	50,635
Paychex, Inc.	74	7,276
PTC, Inc.*	22	2,499
QUALCOMM, Inc.	200	36,958
Roper Technologies, Inc.	20	6,768
Salesforce, Inc.	155	24,282
Sandisk Corp.*	27	61,391
Seagate Technology Holdings PLC	42	40,530
ServiceNow, Inc.*	195	19,360
Skyworks Solutions, Inc.	28	1,898
Super Micro Computer, Inc.*	95	2,786
Synopsys, Inc.*	36	16,058
Take-Two Interactive Software, Inc.*	31	7,749
Teradyne, Inc.	29	14,031
Texas Instruments, Inc.	172	51,268
Tyler Technologies, Inc.*	8	2,340
Veeva Systems, Inc. Cl A*	82	14,552
Western Digital Corp.	65	41,517
Workday, Inc. Cl A*	39	4,774
Zebra Technologies Corp. Cl A*	9	2,369

		4,056,107

Utilities (2.2%)
AES Corp.	129	1,891
Alliant Energy Corp.	47	3,586
Ameren Corp.	50	5,652

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
American Electric Power Co., Inc.	99	$13,544
American Water Works Co., Inc.	35	4,605
Atmos Energy Corp.	30	5,168
CenterPoint Energy, Inc.	118	5,197
CMS Energy Corp.	56	4,284
Consolidated Edison, Inc.	66	7,302
Constellation Energy Corp.	58	14,405
Dominion Energy, Inc.	158	10,790
DTE Energy Co.	38	5,790
Duke Energy Corp.	141	17,848
Edison International	70	5,212
Entergy Corp.	82	9,419
Evergy, Inc.	42	3,630
Eversource Energy	68	4,914
Exelon Corp.	185	8,625
FirstEnergy Corp.	94	4,469
NextEra Energy, Inc.	377	33,089
NiSource, Inc.	87	4,137
NRG Energy, Inc.	38	5,550
PG&E Corp.	398	6,694

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Pinnacle West Capital Corp.	21	$2,247
PPL Corp.	135	4,907
Public Service Enterprise Group, Inc.	90	7,304
Sempra	118	10,940
Southern Co.	203	19,429
Vistra Corp.	58	9,201
WEC Energy Group, Inc.	59	6,889
Xcel Energy, Inc.	112	8,994

		255,712

Total Common Stocks (Cost: $7,924,013)		11,815,242

RIGHTS (–%):
Consumer, Non-cyclical (–%)
Contra ABIOMED, Inc. — contingent value rights‡*	20	0

Financial (–%)
Hologic, Inc. — contingent value rights‡*	112	0

Total Rights (Cost: $—)		0

	Rating**	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$30,316	$ 30,316

Total Temporary Cash Investment (Cost: $30,316)			30,316

Total Investments (Cost: $7,954,329) 100.5%			11,845,558

Other Net Assets -0.5%			(58,429)

Net Assets 100.0%			$ 11,787,129

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
‡	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (33.5%)	8,076,475	$99,825,233
Equity Index Fund (18.1%)	702,292	53,872,842
Inflation Focused Bond Fund (4.6%)	1,393,559	13,698,689
Intermediate Bond Fund (24.0%)	7,392,982	71,490,132
International Fund (5.8%)	1,456,089	17,269,221
Large Cap Growth Index Fund (2.0%)	581,047	6,013,836
Large Cap Value Index Fund (2.1%)	589,161	6,192,086
Mid Cap Equity Index Fund (4.2%)	540,883	12,672,885
US Government Money Market Fund (5.7%)	17,013,554	17,013,554

Total Affiliated Mutual Funds (Cost: $282,418,137)		298,048,478

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$7,077	$7,077

Total Temporary Cash Investment (Cost: $7,077)			7,077

Total Investments (Cost: $282,425,214) 100.0%			298,055,555

Other Net Assets -0.0%(1)			(42,284)

Net Assets 100.0%			$298,013,271

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2020 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.4%)	11,062,732	$136,735,369
Equity Index Fund (18.0%)	930,551	71,382,570
Inflation Focused Bond Fund (5.4%)	2,178,043	21,410,164
Intermediate Bond Fund (21.1%)	8,659,897	83,741,206
International Fund (7.9%)	2,661,304	31,563,060
Large Cap Growth Index Fund (2.5%)	963,788	9,975,206
Large Cap Value Index Fund (2.6%)	978,057	10,279,378
Mid Cap Equity Index Fund (3.1%)	520,899	12,204,652
Small Cap Growth Fund (1.0%)	219,424	4,065,931
Small Cap Value Fund (1.0%)	237,599	3,984,543
US Government Money Market Fund (3.0%)	12,065,727	12,065,727

Total Affiliated Mutual Funds (Cost: $370,859,706)		397,407,806

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$8,415	$8,415

Total Temporary Cash Investment (Cost: $8,415)			8,415

Total Investments (Cost: $370,868,121) 100.0%			397,416,221

Other Net Assets -0.0%(1)			(56,682)

Net Assets 100.0%			$397,359,539

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2025 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (31.3%)	26,772,801	$330,911,819
Equity Index Fund (23.9%)	3,291,772	252,511,856
Inflation Focused Bond Fund (4.2%)	4,478,544	44,024,083
Intermediate Bond Fund (16.5%)	18,101,238	175,038,973
International Fund (11.0%)	9,790,433	116,114,536
Large Cap Growth Index Fund (2.5%)	2,563,408	26,531,272
Large Cap Value Index Fund (2.6%)	2,604,492	27,373,215
Mid Cap Equity Index Fund (2.4%)	1,101,567	25,809,712
Mid Cap Growth Fund (0.5%)	490,917	5,159,542
Mid Cap Value Fund (0.5%)	283,382	5,137,715
Small Cap Growth Fund (1.1%)	636,451	11,793,441
Small Cap Value Fund (1.7%)	1,094,556	18,355,699
US Government Money Market Fund (1.8%)	19,067,839	19,067,839

Total Affiliated Mutual Funds (Cost: $958,937,639)		1,057,829,702

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$13,152	$13,152

Total Temporary Cash Investment (Cost: $13,152)			13,152

Total Investments (Cost: $958,950,791) 100.0%			1,057,842,854

Other Net Assets -0.0%(1)			(106,641)

Net Assets 100.0%			$1,057,736,213

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2030 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (25.0%)	31,375,614	$387,802,594
Equity Index Fund (27.2%)	5,496,547	421,640,143
Inflation Focused Bond Fund (4.2%)	6,532,954	64,218,942
Intermediate Bond Fund (12.2%)	19,506,621	188,629,030
International Fund (13.4%)	17,427,455	206,689,613
Large Cap Growth Index Fund (2.9%)	4,383,666	45,370,946
Large Cap Value Index Fund (3.0%)	4,445,832	46,725,691
Mid Cap Equity Index Fund (2.9%)	1,894,326	44,384,054
Mid Cap Growth Fund (1.4%)	2,097,026	22,039,743
Mid Cap Value Fund (1.5%)	1,311,840	23,783,668
Small Cap Growth Fund (1.5%)	1,274,798	23,622,003
Small Cap Value Fund (2.1%)	1,964,163	32,939,022
US Government Money Market Fund (2.7%)	41,447,763	41,447,763

Total Affiliated Mutual Funds (Cost: $1,385,149,168)		1,549,293,212

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$18,224	$18,224

Total Temporary Cash Investment (Cost: $18,224)			18,224

Total Investments (Cost: $1,385,167,392) 100.0%			1,549,311,436

Other Net Assets -0.0%(1)			(149,415)

Net Assets 100.0%			$1,549,162,021

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2035 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (21.5%)	28,721,683	$ 355,000,005
Equity Index Fund (34.8%)	7,477,174	573,573,994
Intermediate Bond Fund (9.1%)	15,475,181	149,644,999
International Fund (17.4%)	24,214,539	287,184,430
Large Cap Growth Index Fund (2.0%)	3,159,044	32,696,108
Large Cap Value Index Fund (2.0%)	3,197,616	33,606,941
Mid Cap Equity Index Fund (3.7%)	2,596,870	60,844,654
Mid Cap Growth Fund (1.2%)	1,831,301	19,246,969
Mid Cap Value Fund (1.3%)	1,140,724	20,681,335
Small Cap Equity Index Fund (0.5%)	612,085	7,969,343
Small Cap Growth Fund (1.9%)	1,658,854	30,738,561
Small Cap Value Fund (1.7%)	1,689,945	28,340,380
US Government Money Market Fund (2.9%)	48,185,379	48,185,379

Total Investments (Cost: $1,435,744,883) 100.0%		1,647,713,098

Other Net Assets -0.0%(1)		(154,617)

Net Assets 100.0%		$ 1,647,558,481

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2040 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (14.4%)	16,913,950	$209,056,418
Equity Index Fund (39.4%)	7,466,507	572,755,720
Intermediate Bond Fund (5.1%)	7,733,568	74,783,604
International Fund (21.3%)	26,057,120	309,037,440
Large Cap Growth Index Fund (2.1%)	2,945,599	30,486,946
Large Cap Value Index Fund (2.1%)	2,981,227	31,332,691
Mid Cap Equity Index Fund (6.3%)	3,901,281	91,407,016
Mid Cap Growth Fund (0.8%)	1,145,919	12,043,607
Mid Cap Value Fund (0.9%)	714,414	12,952,322
Small Cap Equity Index Fund (2.0%)	2,190,866	28,525,070
Small Cap Growth Fund (1.8%)	1,386,304	25,688,205
Small Cap Value Fund (1.7%)	1,436,430	24,088,931
US Government Money Market Fund (2.1%)	30,997,723	30,997,723

Total Affiliated Mutual Funds (Cost: $1,225,528,943)		1,453,155,693

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$10,484	$10,484

Total Temporary Cash Investment (Cost: $10,484)			10,484

Total Investments (Cost: $1,225,539,427) 100.0%			1,453,166,177

Other Net Assets -0.0%(1)			(139,766)

Net Assets 100.0%			$1,453,026,411

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2045 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (8.6%)	10,646,423	$131,589,785
Equity Index Fund (41.1%)	8,144,920	624,796,794
Intermediate Bond Fund (2.6%)	4,061,253	39,272,318
International Fund (23.2%)	29,774,480	353,125,330
Large Cap Growth Index Fund (3.1%)	4,507,694	46,654,630
Large Cap Value Index Fund (3.1%)	4,565,073	47,978,918
Mid Cap Equity Index Fund (8.2%)	5,300,396	124,188,269
Mid Cap Growth Fund (0.8%)	1,187,055	12,475,947
Mid Cap Value Fund (0.9%)	739,726	13,411,234
Small Cap Equity Index Fund (2.2%)	2,552,047	33,227,656
Small Cap Growth Fund (2.3%)	1,895,798	35,129,135
Small Cap Value Fund (1.9%)	1,763,816	29,579,188
US Government Money Market Fund (2.0%)	29,748,815	29,748,815

Total Affiliated Mutual Funds (Cost: $1,260,514,123)		1,521,178,019

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$10,855	$10,855

Total Temporary Cash Investment (Cost: $10,855)			10,855

Total Investments (Cost: $1,260,524,978) 100.0%			1,521,188,874

Other Net Assets -0.0%(1)			(143,278)

Net Assets 100.0%			$1,521,045,596

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2050 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.3%)	7,128,166	$88,104,135
Equity Index Fund (41.8%)	6,598,494	506,170,513
Intermediate Bond Fund (0.6%)	781,541	7,557,502
International Fund (23.4%)	23,909,625	283,568,151
Large Cap Growth Index Fund (2.9%)	3,396,049	35,149,106
Large Cap Value Index Fund (3.0%)	3,440,055	36,154,975
Mid Cap Equity Index Fund (8.9%)	4,592,576	107,604,052
Mid Cap Growth Fund (1.7%)	1,981,253	20,822,964
Mid Cap Value Fund (1.9%)	1,234,479	22,381,097
Small Cap Equity Index Fund (2.1%)	1,993,459	25,954,841
Small Cap Growth Fund (2.5%)	1,622,883	30,072,013
Small Cap Value Fund (2.2%)	1,604,274	26,903,680
US Government Money Market Fund (1.7%)	20,848,193	20,848,193

Total Investments (Cost: $998,723,984) 100.0%		1,211,291,222

Other Net Assets -0.0%(1)		(116,614)

Net Assets 100.0%		$1,211,174,608

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2055 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (5.2%)	3,148,370	$38,913,849
Equity Index Fund (42.3%)	4,159,300	319,059,931
Intermediate Bond Fund (0.9%)	665,567	6,436,031
International Fund (24.8%)	15,769,465	187,025,853
Large Cap Growth Index Fund (3.2%)	2,331,825	24,134,390
Large Cap Value Index Fund (3.3%)	2,361,908	24,823,651
Mid Cap Equity Index Fund (8.6%)	2,767,690	64,846,967
Mid Cap Growth Fund (1.7%)	1,234,040	12,969,757
Mid Cap Value Fund (1.8%)	767,004	13,905,774
Small Cap Equity Index Fund (2.2%)	1,253,574	16,321,534
Small Cap Growth Fund (2.6%)	1,079,617	20,005,312
Small Cap Value Fund (2.5%)	1,115,564	18,708,013
US Government Money Market Fund (0.9%)	7,034,360	7,034,360

Total Investments (Cost: $618,200,086) 100.0%		754,185,422

Other Net Assets -0.0%(1)		(78,012)

Net Assets 100.0%		$754,107,410

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2060 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (4.1%)	1,497,659	$18,511,063
Equity Index Fund (39.7%)	2,360,502	181,074,120
Intermediate Bond Fund (0.6%)	282,705	2,733,761
International Fund (25.9%)	9,981,642	118,382,271
Large Cap Growth Index Fund (3.8%)	1,693,496	17,527,681
Large Cap Value Index Fund (4.0%)	1,715,160	18,026,336
Mid Cap Equity Index Fund (8.5%)	1,652,574	38,719,818
Mid Cap Growth Fund (1.9%)	825,465	8,675,642
Mid Cap Value Fund (2.0%)	510,659	9,258,256
Small Cap Equity Index Fund (2.2%)	765,927	9,972,370
Small Cap Growth Fund (3.3%)	813,753	15,078,849
Small Cap Value Fund (3.0%)	824,199	13,821,812
US Government Money Market Fund (1.0%)	4,487,232	4,487,232

Total Investments (Cost: $377,799,664) 100.0%		456,269,211

Other Net Assets -0.0%(1)		(54,439)

Net Assets 100.0%		$456,214,772

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2065 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (2.0%)	366,994	$4,536,043
Equity Index Fund (39.1%)	1,172,702	89,957,952
Intermediate Bond Fund (0.6%)	137,691	1,331,475
International Fund (25.2%)	4,890,963	58,006,817
Large Cap Growth Index Fund (4.8%)	1,066,681	11,040,153
Large Cap Value Index Fund (4.9%)	1,079,537	11,345,934
Mid Cap Equity Index Fund (8.2%)	805,490	18,872,625
Mid Cap Growth Fund (2.6%)	573,156	6,023,873
Mid Cap Value Fund (2.8%)	352,376	6,388,579
Small Cap Equity Index Fund (2.2%)	392,433	5,109,483
Small Cap Growth Fund (3.4%)	423,749	7,852,074
Small Cap Value Fund (3.2%)	445,261	7,467,020
US Government Money Market Fund (1.0%)	2,241,371	2,241,371

Total Investments (Cost: $198,726,930) 100.0%		230,173,399

Other Net Assets -0.0%(1)		(34,041)

Net Assets 100.0%		$230,139,358

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2070 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (2.0%)	16,938	$209,350
Equity Index Fund (35.0%)	46,734	3,584,947
Intermediate Bond Fund (0.7%)	6,901	66,729
International Fund (24.6%)	212,323	2,518,146
Large Cap Growth Index Fund (4.9%)	48,867	505,774
Large Cap Value Index Fund (5.0%)	49,047	515,479
Mid Cap Equity Index Fund (11.0%)	48,012	1,124,922
Mid Cap Growth Fund (3.1%)	29,846	313,677
Mid Cap Value Fund (3.2%)	17,767	322,107
Small Cap Equity Index Fund (2.2%)	17,115	222,839
Small Cap Growth Fund (3.8%)	21,163	392,148
Small Cap Value Fund (3.6%)	22,174	371,853
US Government Money Market Fund (0.9%)	92,573	92,573

Total Investments (Cost: $9,559,269) 100.0%		10,240,544

Other Net Assets -0.0%(1)		(5,016)

Net Assets 100.0%		$10,235,528

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.0%)	3,976,354	$49,147,740
Equity Index Fund (23.8%)	448,180	34,379,913
Inflation Focused Bond Fund (2.7%)	394,731	3,880,202
Intermediate Bond Fund (15.3%)	2,292,281	22,166,359
International Fund (6.1%)	744,105	8,825,089
Large Cap Growth Index Fund (4.0%)	555,340	5,747,769
Large Cap Value Index Fund (4.1%)	561,874	5,905,301
Mid Cap Equity Index Fund (5.7%)	355,531	8,330,084
US Government Money Market Fund (4.3%)	6,259,406	6,259,406

Total Affiliated Mutual Funds (Cost: $137,040,110)		144,641,863

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$2,710	$2,710

Total Temporary Cash Investment (Cost: $2,710)			2,710

Total Investments (Cost: $137,042,820) 100.0%			144,644,573

Other Net Assets -0.0%(1)			(28,137)

Net Assets 100.0%			$144,616,436

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MOA MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (23.4%)	7,506,242	$92,777,155
Equity Index Fund (31.4%)	1,624,973	124,651,679
Intermediate Bond Fund (12.8%)	5,250,083	50,768,304
International Fund (10.2%)	3,400,321	40,327,804
Large Cap Growth Index Fund (6.5%)	2,492,805	25,800,537
Large Cap Value Index Fund (6.6%)	2,484,630	26,113,464
Mid Cap Equity Index Fund (6.0%)	1,012,126	23,714,116
Mid Cap Growth Fund (2.1%)	785,703	8,257,742
Mid Cap Value Fund (1.0%)	228,522	4,143,110

Total Investments (Cost: $363,184,585) 100.0%		396,553,911

Other Net Assets -0.0%(1)		(31,563)

Net Assets 100.0%		$396,522,348

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (13.4%)	3,861,595	$47,729,316
Equity Index Fund (32.3%)	1,495,530	114,722,078
Intermediate Bond Fund (2.5%)	931,892	9,011,396
International Fund (15.3%)	4,603,887	54,602,100
Large Cap Growth Index Fund (8.3%)	2,845,888	29,454,943
Large Cap Value Index Fund (8.5%)	2,871,943	30,184,126
Mid Cap Equity Index Fund (9.2%)	1,393,322	32,645,525
Mid Cap Growth Fund (2.1%)	704,492	7,404,207
Mid Cap Value Fund (2.1%)	406,705	7,373,557
Small Cap Growth Fund (3.2%)	609,011	11,284,976
Small Cap Value Fund (3.1%)	658,470	11,042,549

Total Investments (Cost: $305,362,310) 100.0%		355,454,773

Other Net Assets -0.0%(1)		(29,084)

Net Assets 100.0%		$355,425,689

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — US GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (101.2%):
U.S. Government (93.6%)
U.S. Treasury Bill	A-1+	3.64	07/14/26	$24,000,000	$23,968,865
U.S. Treasury Bill	A-1+	3.64	07/07/26	30,500,000	30,481,748
U.S. Treasury Bill	A-1+	3.66	07/21/26	45,500,000	45,408,626
U.S. Treasury Bill	A-1+	3.66	07/16/26	28,500,000	28,457,131
U.S. Treasury Bill	A-1+	3.67	07/23/26	13,900,000	13,869,399
U.S. Treasury Bill	A-1+	3.67	08/04/26	23,000,000	22,921,481
U.S. Treasury Bill	A-1+	3.68	07/28/26	20,500,000	20,444,609
U.S. Treasury Bill	A-1+	3.69	08/11/26	25,000,000	24,897,352
U.S. Treasury Bill	A-1+	3.69	07/09/26	29,500,000	29,476,269
U.S. Treasury Bill	A-1+	3.70	08/18/26	18,500,000	18,411,180
U.S. Treasury Bill	A-1+	3.70	09/01/26	25,000,000	24,845,022
U.S. Treasury Bill	A-1+	3.71	08/13/26	21,500,000	21,407,040
U.S. Treasury Bill	A-1+	3.72	08/20/26	4,800,000	4,776,100
U.S. Treasury Bill	A-1+	3.72	09/22/26	25,000,000	24,789,762
U.S. Treasury Bill	A-1+	3.73	08/25/26	45,000,000	44,752,156
U.S. Treasury Bill	A-1+	3.73	09/15/26	31,000,000	30,765,198
U.S. Treasury Bill	A-1+	3.73	09/17/26	26,000,000	25,793,121
U.S. Treasury Bill	A-1+	3.74	09/08/26	22,000,000	21,848,260
U.S. Treasury Bill	A-1+	3.78	10/06/26	22,000,000	21,782,480
U.S. Treasury Bill	A-1+	3.81	10/08/26	2,500,000	2,475,324
U.S. Treasury Bill	A-1+	3.87	10/20/26	22,800,000	22,537,325

					504,108,448

U.S. Government Agencies (7.6%)
FHLB	A-1+	3.61	07/01/26	5,527,000	5,527,000
FHLB	A-1+	3.61	07/06/26	5,500,000	5,497,265
FHLB	A-1+	3.61	07/29/26	18,445,000	18,393,108
FHLB	A-1+	3.61	07/31/26	11,700,000	11,664,553

					41,081,926

Total Short-Term Debt Securities (Cost: $545,190,374)					545,190,374

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$138,249	$138,249

Total Temporary Cash Investment (Cost: $138,249)			138,249

Total Investments (Cost: $545,328,623) 101.2%			545,328,623

Other Net Assets -1.2%			(6,387,701)

Net Assets 100.0%			$538,940,922

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — US GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

FHLB =   Federal Home Loan Bank

(1)	Percentage is less than 0.05%.
**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (98.4%):
U.S. Government (33.6%)
U.S. Treasury Note	AA+	1.50	11/30/28	$6,800,000	$6,387,219
U.S. Treasury Note	AA+	3.38	11/30/27	5,700,000	5,638,769
U.S. Treasury Note	AA+	3.38	02/29/28	45,500,000	44,931,250
U.S. Treasury Note	AA+	3.50	10/31/27	40,000,000	39,656,250
U.S. Treasury Note	AA+	3.50	02/15/29	8,000,000	7,868,125
U.S. Treasury Note	AA+	3.63	03/31/28	3,500,000	3,467,871
U.S. Treasury Note	AA+	3.75	06/30/27	3,250,000	3,238,447
U.S. Treasury Note	AA+	3.75	04/30/28	10,600,000	10,523,812
U.S. Treasury Note	AA+	3.75	02/28/33	14,550,000	14,093,039
U.S. Treasury Note	AA+	3.88	11/30/27	21,900,000	21,813,598
U.S. Treasury Note	AA+	3.88	03/31/28	7,005,000	6,970,796
U.S. Treasury Note	AA+	3.88	04/15/29	1,765,000	1,751,762
U.S. Treasury Note	AA+	3.88	06/30/30	27,645,000	27,325,355
U.S. Treasury Note	AA+	3.88	08/15/33	22,420,000	21,801,698
U.S. Treasury Note	AA+	4.00	11/15/35	8,325,000	8,053,137
U.S. Treasury Note	AA+	4.13	07/31/28	5,400,000	5,395,781
U.S. Treasury Note	AA+	4.13	06/15/29	20,000,000	19,982,813
U.S. Treasury Note	AA+	4.13	05/31/31	9,980,000	9,944,914
U.S. Treasury Note	AA+	4.13	06/30/31	15,000,000	14,947,266
U.S. Treasury Note	AA+	4.13	11/15/32	20,000,000	19,821,875
U.S. Treasury Note	AA+	4.13	02/15/36	6,500,000	6,343,594
U.S. Treasury Note	AA+	4.25	06/30/33	5,000,000	4,981,250
U.S. Treasury Note	AA+	4.38	05/15/34	10,300,000	10,303,219
U.S. Treasury Note	AA+	4.38	05/15/36	6,060,000	6,028,753
U.S. Treasury Note	AA+	4.63	02/15/35	15,100,000	15,340,656

					336,611,249

U.S. Government Agencies (14.3%)
Mortgage-Backed Obligations (13.3%)
FHLMC	AA+	3.90	08/01/30	17,450,000	17,055,137
FHLMC	AA+	3.90	09/01/30	4,257,000	4,158,127
FHLMC	AA+	4.06	07/01/32	14,525,000	14,130,857
FHLMC	AA+	4.10	07/01/32	13,524,000	13,185,112
FHLMC	AA+	4.15	09/01/31	5,663,000	5,563,126
FHLMC	AA+	4.15	07/01/32	20,000,000	19,542,587
FHLMC	AA+	5.50	09/01/47	1,245,856	1,253,534
FNMA	AA+	3.92	11/01/30	4,770,000	4,658,507
FNMA	AA+	3.93	10/01/30	5,000,000	4,889,698
FNMA	AA+	3.98	04/01/31	5,000,000	4,880,854
FNMA	AA+	4.05	12/01/29	2,000,000	1,971,795
FNMA	AA+	4.06	03/01/31	8,896,840	8,724,371
FNMA	AA+	4.13	10/01/30	18,904,000	18,620,185
FNMA	AA+	4.13	11/01/32	3,126,000	3,047,198
FNMA	AA+	4.25	11/01/32	10,000,000	9,811,388
FNMA	AA+	5.15	06/01/30	500,000	506,575
GNMA(1)	AA+	4.50	12/01/44	1,042,112	1,036,185

					133,035,236

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Non-Mortgage-Backed Obligations (1.0%)
FHLB	AA+	4.75	06/02/34	$10,000,000	$9,790,033
Corporate Debt (50.5%)
Basic Materials (1.1%)
Freeport-McMoRan, Inc.	BBB-	5.25	09/01/29	1,963,000	1,974,938
International Flavors & Fragrances, Inc.†	BBB	1.83	10/15/27	5,000,000	4,828,184
Steel Dynamics, Inc.	BBB	4.00	12/15/28	4,766,000	4,694,776

					11,497,898

Communications (3.9%)
AT&T, Inc.	BBB	5.13	04/30/36	1,000,000	980,270
AT&T, Inc.	BBB	5.25	10/30/36	3,160,000	3,100,419
Charter Communications Operating LLC / Charter Communications Operating Capital	BBB-	6.10	06/01/29	2,621,000	2,684,387
Expedia Group, Inc	BBB	3.80	02/15/28	500,000	493,713
Motorola Solutions, Inc.	BBB	4.85	08/15/30	5,000,000	5,010,392
Space Exploration Technologies Corp.†	BBB	5.35	07/15/31	10,000,000	9,989,056
Sprint Capital Corp.	BBB+	6.88	11/15/28	4,500,000	4,713,715
T-Mobile USA, Inc.	BBB+	5.00	02/15/36	4,750,000	4,642,861
Uber Technologies, Inc.†	BBB+	4.50	08/15/29	3,915,000	3,887,395
VeriSign, Inc.	BBB	2.70	06/15/31	500,000	448,976
VeriSign, Inc.	BBB	5.10	07/15/31	3,000,000	3,008,612

					38,959,796

Consumer, Cyclical (2.8%)
Carnival Corp. Ltd.†	BBB-	4.00	08/01/28	4,069,000	3,992,954
Dick’s Sporting Goods, Inc.†	BBB	4.00	10/01/29	4,289,000	4,173,242
Ford Motor Credit Co. LLC	BBB-	6.80	11/07/28	2,300,000	2,373,861
General Motors Financial Co., Inc.	BBB	5.05	04/04/28	2,500,000	2,515,206
General Motors Financial Co., Inc.	BBB	5.55	07/15/29	2,870,000	2,929,101
Lowe’s Cos., Inc.	BBB+	4.50	10/15/32	300,000	293,613
Lowe’s Cos., Inc.	BBB+	4.85	10/15/35	3,000,000	2,926,459
Mattel, Inc.†	BBB	5.88	12/15/27	1,181,000	1,181,476
Royal Caribbean Cruises Ltd.†	BBB	5.50	04/01/28	1,968,000	1,986,062
Royal Caribbean Cruises Ltd.†	BBB	6.00	02/01/33	3,075,000	3,117,092
Toll Brothers Finance Corp.	BBB	5.60	06/15/35	2,720,000	2,771,766

					28,260,832

Consumer, Non-cyclical (6.1%)
Abbott Laboratories	A+	3.70	03/09/29	4,000,000	3,925,348
AbbVie, Inc.	A-	5.05	03/15/34	5,500,000	5,559,062
Amgen, Inc.	BBB+	5.25	03/02/33	5,294,000	5,387,692
Block Financial LLC	BBB	2.50	07/15/28	1,329,000	1,266,413
Block Financial LLC	BBB	5.38	09/15/32	4,180,000	4,095,306
Bunge Ltd. Finance Corp.	A-	2.75	05/14/31	4,400,000	4,015,561
Bunge Ltd. Finance Corp.	A-	4.20	09/17/29	660,000	652,243
Campbell’s Company	BBB-	5.20	03/21/29	5,025,000	5,069,834
CVS Health Corp.	BBB	3.25	08/15/29	2,375,000	2,274,184
CVS Health Corp.	BBB	5.40	06/01/29	2,500,000	2,555,166
Elevance Health, Inc.	A-	2.88	09/15/29	2,900,000	2,744,028

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Consumer, Non-cyclical (Continued)
Equifax, Inc.	BBB	4.80	09/15/29	$4,500,000	$4,501,986
Global Payments, Inc.	BBB-	4.88	11/15/30	4,000,000	3,931,198
J M Smucker Co.	BBB	5.90	11/15/28	4,000,000	4,116,442
Keurig Dr Pepper, Inc	BBB-	4.35	05/15/28	2,760,000	2,747,189
PayPal Holdings, Inc.	A-	4.55	06/01/28	2,955,000	2,956,364
PayPal Holdings, Inc.	A-	5.55	06/01/36	940,000	939,967
Quanta Services, Inc.	BBB	4.30	08/09/28	4,209,000	4,191,587

					60,929,570

Energy (4.9%)
Antero Resources Corp.†	BBB-	5.38	03/01/30	3,317,000	3,344,963
Cheniere Energy Partners LP	BBB+	4.50	10/01/29	4,934,000	4,896,724
Energy Transfer LP	BBB	5.70	04/01/35	2,755,000	2,824,867
Energy Transfer LP†	BBB	7.38	02/01/31	1,800,000	1,852,606
EQT Corp.	BBB-	3.90	10/01/27	765,000	757,806
Expand Energy Corp.	BBB-	5.38	03/15/30	2,522,000	2,532,060
HF Sinclair Corp.	BBB-	4.50	10/01/30	4,000,000	3,902,331
HF Sinclair Corp.	BBB-	5.75	01/15/31	1,130,000	1,154,089
Kinder Morgan, Inc.	BBB+	5.10	08/01/29	3,495,000	3,537,844
MPLX LP	BBB	4.25	12/01/27	4,710,000	4,687,429
ONEOK, Inc.	BBB	4.40	10/15/29	1,650,000	1,632,060
ONEOK, Inc.†	BBB	5.63	01/15/28	2,370,000	2,392,104
Plains All American Pipeline LP / PAA Finance Corp.	BBB	4.70	01/15/31	4,440,000	4,402,718
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	5,180,000	5,224,120
Western Midstream Operating LP	BBB-	4.75	08/15/28	3,738,000	3,740,024
Western Midstream Operating LP†	BBB-	7.25	04/01/30	1,640,000	1,720,935

					48,602,680

Financial (23.5%)
Alexandria Real Estate Equities, Inc.	BBB+	4.50	07/30/29	4,700,000	4,648,340
American Express Co.(2)(3)	A-	4.92	07/20/33	7,725,000	7,722,633
American Tower Corp.	BBB+	3.60	01/15/28	4,000,000	3,942,900
American Tower Corp.	BBB+	5.80	11/15/28	750,000	768,429
Aon North America, Inc.	A-	5.15	03/01/29	4,300,000	4,360,079
Arthur J. Gallagher & Co.	BBB+	5.00	02/15/32	3,000,000	3,004,468
Bank of America Corp.(2)(3)	A-	2.97	02/04/33	6,000,000	5,416,225
Bank of America Corp.(2)(3)	A-	5.20	04/25/29	7,000,000	7,065,819
Bank of New York Mellon Corp.(2)(3)	A	4.97	04/26/34	6,500,000	6,492,434
Bank of New York Mellon Corp.(2)(3)	A	5.06	07/22/32	675,000	682,980
BankUnited, Inc.	BBB-	5.13	06/11/30	3,640,000	3,613,217
Boston Properties LP	BBB	2.55	04/01/32	3,100,000	2,698,743
Boston Properties LP	BBB	4.50	12/01/28	2,000,000	1,988,103
Brown & Brown, Inc.	BBB-	4.70	06/23/28	4,725,000	4,723,402
Capital One Financial Corp.(2)(3)	BBB	5.46	07/26/30	1,475,000	1,499,381
Capital One Financial Corp.(2)(3)	BBB	6.31	06/08/29	3,940,000	4,052,875
Citigroup, Inc.(2)(3)	BBB+	3.98	03/20/30	9,675,000	9,489,419
Citigroup, Inc.(2)(3)	BBB+	4.79	03/04/29	2,000,000	2,005,033

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Citizens Bank NA(2)(3)	A-	4.19	01/29/29	$3,200,000	$3,173,558
Citizens Financial Group, Inc.(2)(3)	BBB+	5.84	01/23/30	4,425,000	4,533,405
Digital Realty Trust LP	BBB+	5.55	01/15/28	4,543,000	4,607,411
Equinix, Inc.	BBB+	3.20	11/18/29	3,370,000	3,208,736
Extra Space Storage LP	BBB+	5.70	04/01/28	5,000,000	5,085,255
Fairfax Financial Holdings Ltd.	A-	4.85	04/17/28	1,300,000	1,304,214
Fifth Third Bancorp(2)(3)	BBB+	4.90	09/06/30	1,600,000	1,602,204
Fifth Third Bancorp(2)(3)	BBB+	6.34	07/27/29	2,200,000	2,272,594
First Horizon Bank	BBB	5.75	05/01/30	3,568,000	3,622,474
First-Citizens Bank & Trust Co.(2)(3)	BBB+	5.10	07/13/29	1,200,000	1,201,692
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	1,750,000	1,627,149
Goldman Sachs Group, Inc.(2)(3)	BBB+	3.10	02/24/33	6,000,000	5,433,817
Goldman Sachs Group, Inc.(2)(3)	BBB+	5.33	07/23/35	3,000,000	3,010,567
Host Hotels & Resorts LP	BBB-	3.38	12/15/29	4,100,000	3,908,437
JPMorgan Chase & Co.(2)(3)	A	5.15	04/23/37	9,000,000	8,933,995
JPMorgan Chase & Co.(2)(3)	A	5.35	06/01/34	360,000	366,107
KeyCorp	BBB	2.55	10/01/29	4,325,000	4,042,644
KeyCorp(2)(3)	BBB	4.79	06/01/33	1,000,000	979,415
Kilroy Realty LP	BBB-	4.25	08/15/29	2,000,000	1,940,160
Kimco Realty OP LLC	A-	4.85	03/01/35	4,000,000	3,915,300
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	4,600,000	4,575,171
M&T Bank Corp.(2)(3)	BBB	5.30	04/18/36	3,100,000	3,073,627
M&T Bank Corp.(2)(3)	BBB+	6.08	03/13/32	4,200,000	4,382,637
Mercury General Corp.	BBB-	4.40	03/15/27	2,730,000	2,733,345
Morgan Stanley(2)(3)	A-	2.70	01/22/31	725,000	673,552
Morgan Stanley(2)(3)	A-	4.43	01/23/30	2,425,000	2,403,140
Morgan Stanley(2)(3)	A-	4.49	01/16/32	5,000,000	4,902,632
Morgan Stanley(2)(3)	A-	5.45	07/20/29	3,920,000	3,972,184
NNN REIT, Inc.	BBB+	4.30	10/15/28	800,000	794,331
NNN REIT, Inc.	BBB+	4.60	02/15/31	4,460,000	4,414,844
PNC Bank N.A.	A-	2.70	10/22/29	1,500,000	1,408,515
PNC Financial Services Group, Inc.(2)(3)	A-	2.31	04/23/32	3,275,000	2,920,161
PNC Financial Services Group, Inc.(2)(3)	A-	4.62	10/26/29	2,895,000	2,887,509
Prologis LP	A	5.25	05/15/35	2,000,000	2,018,810
Realty Income Corp.	A-	5.13	04/15/35	2,000,000	1,999,638
Regions Bank/Birmingham AL(2)(3)	A-	4.76	07/27/29	6,395,000	6,397,217
Synchrony Financial(2)(3)	BBB-	5.02	07/29/29	3,400,000	3,400,449
Tanger Properties LP	BBB	2.75	09/01/31	1,000,000	899,838
Tanger Properties LP	BBB	3.88	07/15/27	1,655,000	1,642,894
Toronto-Dominion Bank	A-	4.36	04/23/29	3,220,000	3,202,307
Truist Financial Corp.(2)(3)	A-	4.87	01/26/29	4,300,000	4,318,492
Truist Financial Corp.(2)(3)	A-	5.15	08/05/32	3,600,000	3,627,168
US Bancorp(2)(3)	A	4.48	01/26/32	2,710,000	2,669,658
US Bancorp(2)(3)	A	4.65	02/01/29	2,530,000	2,532,485
US Bancorp(2)(3)	A	5.05	02/12/31	650,000	655,836
US Bancorp(2)(3)	A	5.78	06/12/29	1,340,000	1,368,383
Wells Fargo & Co.(2)(3)	BBB+	4.97	04/23/29	500,000	502,493
Wells Fargo & Co.(2)(3)	BBB+	5.15	04/23/31	1,500,000	1,515,393

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Wells Fargo & Co.(2)(3)	BBB+	5.20	01/23/30	$3,000,000	$3,034,044
Wells Fargo & Co.(2)(3)	BBB+	5.56	07/25/34	7,200,000	7,375,904
Welltower OP LLC	A-	2.75	01/15/31	5,550,000	5,104,849
Zions Bancorp N.A.	BBB	3.25	10/29/29	5,519,000	5,203,987

					235,555,107

Industrial (3.3%)
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	2,819,000	2,848,059
Boeing Co.	BBB-	3.20	03/01/29	2,925,000	2,820,336
CH Robinson Worldwide, Inc.	BBB+	4.20	04/15/28	4,767,000	4,731,497
Flex Ltd.	BBB-	4.88	06/15/29	3,220,000	3,224,314
Flex Ltd.	BBB-	5.38	11/13/35	1,000,000	986,181
Howmet Aerospace, Inc.	BBB+	4.55	11/15/32	4,350,000	4,273,022
Jabil, Inc.	BBB-	3.95	01/12/28	4,500,000	4,453,584
Otis Worldwide Corp.	BBB	5.13	11/19/31	4,800,000	4,868,652
Vulcan Materials Co.	BBB+	4.95	12/01/29	4,460,000	4,496,808

					32,702,453

Technology (2.5%)
Fidelity National Information Services, Inc.	BBB	4.45	03/10/28	3,000,000	2,989,348
Intel Corp.	BBB	5.20	02/10/33	4,700,000	4,752,068
Microchip Technology, Inc.	BBB	4.90	03/15/28	5,329,000	5,354,614
Oracle Corp.	BBB	4.50	05/06/28	4,503,000	4,474,103
Paychex, Inc.	BBB+	5.10	04/15/30	4,015,000	4,048,281
Synopsys, Inc.	BBB	5.00	04/01/32	2,900,000	2,905,128

					24,523,542

Utilities (2.4%)
Dominion Energy, Inc.	A	2.30	12/01/31	4,152,000	3,683,726
DTE Energy Co.	BBB	5.10	03/01/29	4,660,000	4,712,612
Duke Energy Corp.	BBB	4.85	01/05/29	4,400,000	4,425,844
NiSource, Inc.	BBB+	5.20	07/01/29	4,350,000	4,415,773
Southern Co.	BBB+	5.70	03/15/34	4,000,000	4,144,262
Vistra Operations Co. LLC†	BBB-	4.38	05/01/29	351,000	344,936
Vistra Operations Co. LLC†	BBB-	7.75	10/15/31	2,014,000	2,109,970

					23,837,123

Total Corporate Debt					504,869,001

Total Long-Term Debt Securities (Cost: $990,466,517)					984,305,519

SHORT-TERM DEBT SECURITIES (5.2%):
U.S. Government (4.5%)
U.S. Treasury Bill	A-1+	3.94	07/02/26	45,000,000	44,995,477
Commercial Paper (0.7%)
Madison Gas And Electric Co.	A-1+	3.62	07/01/26	7,400,000	7,400,000

Total Short-Term Debt Securities (Cost: $52,395,477)					52,395,477

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(4)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$139,603	$139,603

Total Temporary Cash Investment (Cost: $139,603)			139,603

Total Investments (Cost: $1,043,001,597) 103.6%			1,036,840,599

Other Net Assets -3.6%			(36,231,039)

Net Assets 100.0%			$1,000,609,560

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

FHLB =   Federal Home Loan Bank

FHLMC =  Federal Home Loan Mortgage Corporation

FNMA =    Federal National Mortgage Association

GNMA =   Government National Mortgage Association

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate values of these securities amount to $49,496,146 and represent 4.9% of net assets.

(1)	U.S. Government guaranteed security

(2)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(3)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

(4)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (98.6%):
U.S. Government (22.1%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$71,625,000	$45,314,004
U.S. Treasury Bond	AA+	1.13	08/15/40	46,250,000	28,978,516
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	14,544,141
U.S. Treasury Bond	AA+	2.25	08/15/46	37,685,000	24,589,463
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	6,924,895
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	153,469
U.S. Treasury Bond	AA+	2.88	05/15/49	7,500,000	5,327,344
U.S. Treasury Bond	AA+	3.63	02/15/53	23,570,000	18,852,317
U.S. Treasury Bond	AA+	4.00	11/15/52	25,665,000	21,955,605
U.S. Treasury Bond	AA+	4.13	08/15/53	42,025,000	36,712,777
U.S. Treasury Bond	AA+	4.25	02/15/54	11,530,000	10,290,525
U.S. Treasury Bond	AA+	4.63	05/15/44	3,500,000	3,381,328
U.S. Treasury Note	AA+	3.50	11/30/30	36,000,000	34,990,313
U.S. Treasury Note	AA+	3.63	08/31/30	13,200,000	12,913,313
U.S. Treasury Note	AA+	3.63	10/31/30	2,785,000	2,721,902
U.S. Treasury Note	AA+	3.63	12/31/30	5,360,000	5,233,956
U.S. Treasury Note	AA+	3.75	04/30/28	39,700,000	39,414,656
U.S. Treasury Note	AA+	3.75	01/31/31	5,040,000	4,945,106
U.S. Treasury Note	AA+	3.75	11/30/32	3,000,000	2,910,234
U.S. Treasury Note	AA+	3.75	02/28/33	5,300,000	5,133,547
U.S. Treasury Note	AA+	3.88	06/30/30	11,475,000	11,342,320
U.S. Treasury Note	AA+	3.88	03/31/31	19,709,000	19,431,842
U.S. Treasury Note	AA+	3.88	04/30/31	3,000,000	2,957,109
U.S. Treasury Note	AA+	3.88	08/31/32	33,470,000	32,750,918
U.S. Treasury Note	AA+	3.88	09/30/32	19,500,000	19,068,867
U.S. Treasury Note	AA+	3.88	08/15/33	18,100,000	17,600,836
U.S. Treasury Note	AA+	3.88	08/15/34	7,000,000	6,761,563
U.S. Treasury Note	AA+	4.00	05/31/30	3,000,000	2,979,609
U.S. Treasury Note	AA+	4.13	05/31/32	1,715,000	1,702,941
U.S. Treasury Note	AA+	4.13	11/15/32	7,800,000	7,730,531
U.S. Treasury Note	AA+	4.25	03/31/33	4,000,000	3,988,125
U.S. Treasury Note	AA+	4.50	12/31/31	8,000,000	8,102,500
U.S. Treasury Note	AA+	4.63	02/15/35	2,100,000	2,133,469
U.S. Treasury Strip(1)	AA+	0.00	08/15/33	9,790,000	7,178,024
U.S. Treasury Strip(1)	AA+	0.00	08/15/35	9,790,000	6,510,197
U.S. Treasury Strip(1)	AA+	0.00	08/15/37	9,790,000	5,848,925
U.S. Treasury Strip(1)	AA+	0.00	02/15/42	21,575,000	9,890,123
U.S. Treasury Strip(1)	AA+	0.00	08/15/48	10,160,000	3,262,444

					494,527,754

U.S. Government Agencies (33.1%)
Mortgage-Backed Obligations (33.1%)
FHLMC	AA+	1.50	10/01/36	2,927,475	2,615,906
FHLMC	AA+	2.00	02/01/51	3,021,692	2,468,852
FHLMC	AA+	2.50	09/01/27	55,391	54,716
FHLMC	AA+	2.50	12/01/27	70,281	69,197
FHLMC	AA+	2.50	06/01/35	1,206,601	1,132,288
FHLMC	AA+	2.50	05/01/42	10,853,516	9,582,009
FHLMC	AA+	2.50	10/01/49	1,461,787	1,238,183
FHLMC	AA+	2.50	01/01/50	1,781,739	1,505,981

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC	AA+	2.50	04/01/50	$13,512,813	$11,401,158
FHLMC	AA+	2.50	05/01/50	2,692,075	2,298,555
FHLMC	AA+	2.50	06/01/50	3,138,794	2,659,407
FHLMC	AA+	2.50	02/01/51	1,438,334	1,232,465
FHLMC	AA+	2.50	04/01/51	3,514,965	3,006,292
FHLMC	AA+	2.50	05/01/51	12,537,343	10,705,922
FHLMC	AA+	2.50	09/01/51	3,201,864	2,724,477
FHLMC	AA+	2.50	10/01/51	2,532,339	2,132,235
FHLMC	AA+	2.50	11/01/51	2,319,687	1,966,922
FHLMC	AA+	3.00	06/01/27	34,421	34,118
FHLMC	AA+	3.00	02/01/32	824,278	799,773
FHLMC	AA+	3.00	07/01/42	138,156	125,894
FHLMC	AA+	3.00	11/01/42	344,234	311,368
FHLMC	AA+	3.00	03/01/43	614,950	556,472
FHLMC	AA+	3.00	04/01/43	6,917,560	6,305,174
FHLMC	AA+	3.00	09/01/43	16,684	16,629
FHLMC	AA+	3.00	04/01/44	166,453	156,938
FHLMC	AA+	3.00	09/01/46	2,406,921	2,144,345
FHLMC	AA+	3.00	11/01/46	220,292	195,025
FHLMC	AA+	3.00	05/01/49	1,752,947	1,547,460
FHLMC	AA+	3.00	11/01/49	2,861,798	2,526,327
FHLMC	AA+	3.00	12/01/49	1,185,731	1,046,846
FHLMC	AA+	3.00	02/01/50	1,600,326	1,412,730
FHLMC	AA+	3.00	11/01/50	2,366,267	2,083,488
FHLMC	AA+	3.00	04/01/51	1,129,883	993,797
FHLMC	AA+	3.00	10/01/51	8,971,310	7,835,802
FHLMC	AA+	3.00	06/01/52	5,660,347	5,009,247
FHLMC	AA+	3.50	02/01/35	728,900	705,135
FHLMC	AA+	3.50	02/01/36	236,152	227,511
FHLMC	AA+	3.50	11/01/39	1,471,141	1,399,048
FHLMC	AA+	3.50	01/01/41	257,720	244,271
FHLMC	AA+	3.50	05/01/42	17,403	16,362
FHLMC	AA+	3.50	07/01/42	670,871	634,327
FHLMC	AA+	3.50	01/01/43	17,233	16,203
FHLMC	AA+	3.50	04/01/43	12,250	11,471
FHLMC	AA+	3.50	06/01/43	490,966	461,041
FHLMC	AA+	3.50	08/01/43	707,731	687,237
FHLMC	AA+	3.50	11/01/43	54,114	50,879
FHLMC	AA+	3.50	01/01/44	6,492,120	6,096,228
FHLMC	AA+	3.50	04/01/45	581,573	541,569
FHLMC	AA+	3.50	07/01/45	788,605	735,793
FHLMC	AA+	3.50	09/01/45	354,542	330,052
FHLMC	AA+	3.50	11/01/45	1,464,260	1,367,694
FHLMC	AA+	3.50	08/01/46	1,288,473	1,195,414
FHLMC	AA+	3.50	12/01/47	355,426	327,537
FHLMC	AA+	3.50	02/01/50	941,423	868,649
FHLMC	AA+	3.50	09/01/50	1,916,003	1,746,377
FHLMC	AA+	4.00	12/01/33	307,235	300,756

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC	AA+	4.00	01/01/38	$912,727	$892,723
FHLMC	AA+	4.00	01/01/40	148,314	148,056
FHLMC	AA+	4.00	07/01/41	230,329	222,563
FHLMC	AA+	4.00	10/01/44	1,105,098	1,056,973
FHLMC	AA+	4.00	02/01/45	1,421,755	1,374,361
FHLMC	AA+	4.00	06/01/45	23,406	22,439
FHLMC	AA+	4.00	05/01/47	259,965	246,807
FHLMC	AA+	4.00	02/01/48	249,641	236,989
FHLMC	AA+	4.00	05/01/48	101,776	96,513
FHLMC	AA+	4.00	04/01/52	3,164,351	2,983,602
FHLMC	AA+	4.00	06/01/52	3,740,149	3,537,829
FHLMC	AA+	4.00	08/01/52	3,791,738	3,586,335
FHLMC	AA+	4.23	05/01/30	7,403,180	7,319,601
FHLMC	AA+	4.25	12/01/29	3,250,000	3,214,065
FHLMC	AA+	4.50	09/01/41	4,814	4,793
FHLMC	AA+	4.50	05/01/48	1,030,377	1,005,122
FHLMC	AA+	5.00	10/01/40	140,543	141,581
FHLMC	AA+	5.00	09/01/47	169,994	168,061
FHLMC	AA+	5.00	01/01/52	5,305,900	5,292,900
FHLMC	AA+	5.00	04/01/52	2,837,793	2,807,867
FHLMC	AA+	5.00	06/01/52	7,439,885	7,361,479
FHLMC	AA+	5.00	07/01/52	3,646,108	3,607,683
FHLMC	AA+	5.00	12/01/52	14,419,093	14,331,764
FHLMC	AA+	5.00	03/01/54	3,921,612	3,873,105
FHLMC	AA+	5.00	06/01/54	803,909	795,851
FHLMC	AA+	5.00	12/01/55	10,304,889	10,136,124
FHLMC	AA+	5.50	07/01/32	894	904
FHLMC	AA+	5.50	01/01/33	30,657	31,220
FHLMC	AA+	5.50	05/01/33	475	484
FHLMC	AA+	5.50	06/01/37	6,338	6,505
FHLMC	AA+	5.50	09/01/47	1,457,142	1,466,121
FHLMC	AA+	5.50	06/01/53	3,538,907	3,570,880
FHLMC	AA+	5.50	07/01/53	29,866,157	30,083,613
FHLMC	AA+	5.50	09/01/53	3,708,419	3,752,908
FHLMC	AA+	5.50	05/01/56	19,968,774	20,118,443
FHLMC	AA+	6.00	07/01/29	7,572	7,612
FHLMC	AA+	6.00	09/01/53	2,148,263	2,205,770
FHLMC	AA+	6.00	02/01/54	5,699,902	5,861,980
FHLMC	AA+	6.50	12/01/52	4,523,076	4,726,253
FHLMC	AA+	7.00	10/01/54	1,820,293	1,932,818
FHLMC	AA+	7.00	11/01/54	3,523,875	3,739,044
FHLMC ARM RFUCCT1Y + 1.78%(2)	AA+	6.03	04/01/37	5,530	5,623
FHLMC ARM SOFR30A + 2.28%(2)	AA+	1.92	10/01/51	9,583,936	8,703,579
FHLMC ARM SOFR30A + 2.33%(2)	AA+	4.40	04/01/53	6,098,084	5,982,274
FHLMC Strip	AA+	3.00	06/01/42	3,334,288	3,062,762
FHLMC Strip	AA+	3.00	01/01/43	496,851	455,918
FHLMC Strip	AA+	3.50	10/01/47	335,092	309,024
FNMA	AA+	1.00	08/01/36	591,173	514,427

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	1.00	12/01/36	$618,849	$536,587
FNMA	AA+	2.00	07/01/36	16,256,728	14,862,344
FNMA	AA+	2.00	09/01/50	6,843,707	5,535,715
FNMA	AA+	2.00	10/01/50	5,954,174	4,864,694
FNMA	AA+	2.00	12/01/50	3,025,269	2,416,634
FNMA	AA+	2.00	02/01/51	7,587,791	6,060,551
FNMA	AA+	2.00	03/01/51	12,760,107	10,293,775
FNMA	AA+	2.00	08/01/51	2,169,470	1,747,277
FNMA	AA+	2.00	12/01/51	16,257,717	13,071,173
FNMA	AA+	2.16	02/01/32	4,970,668	4,373,313
FNMA	AA+	2.34	05/01/36	9,105,194	7,545,765
FNMA	AA+	2.50	01/01/33	95,825	91,162
FNMA	AA+	2.50	02/01/33	293,772	279,515
FNMA	AA+	2.50	05/01/35	291,882	273,950
FNMA	AA+	2.50	06/01/35	2,168,520	2,034,964
FNMA	AA+	2.50	07/01/35	2,156,678	2,024,103
FNMA	AA+	2.50	09/01/35	2,066,244	1,938,352
FNMA	AA+	2.50	04/01/42	10,310,203	9,105,536
FNMA	AA+	2.50	05/01/42	3,972,400	3,523,721
FNMA	AA+	2.50	06/01/42	7,006,251	6,185,457
FNMA	AA+	2.50	05/01/43	739,331	645,866
FNMA	AA+	2.50	10/01/50	837,881	716,508
FNMA	AA+	2.50	03/01/51	9,842,491	8,420,023
FNMA	AA+	2.50	04/01/51	14,636,727	12,419,801
FNMA	AA+	2.50	05/01/51	17,377,033	14,858,297
FNMA	AA+	2.50	06/01/51	1,650,109	1,391,951
FNMA	AA+	2.50	03/01/52	3,805,913	3,202,788
FNMA	AA+	2.50	04/01/52	4,156,010	3,532,477
FNMA	AA+	2.50	05/01/52	1,568,109	1,329,845
FNMA	AA+	2.77	03/01/32	5,122,000	4,664,021
FNMA	AA+	3.00	06/01/33	316,104	303,509
FNMA	AA+	3.00	07/01/33	434,436	416,953
FNMA	AA+	3.00	09/01/33	503,855	483,258
FNMA	AA+	3.00	03/01/36	544,553	515,805
FNMA	AA+	3.00	09/01/40	638,739	587,366
FNMA	AA+	3.00	12/01/42	363,089	330,863
FNMA	AA+	3.00	02/01/43	9,189	8,521
FNMA	AA+	3.00	03/01/43	7,778	7,168
FNMA	AA+	3.00	09/01/43	128,839	116,623
FNMA	AA+	3.00	02/01/45	697,514	631,180
FNMA	AA+	3.00	03/01/45	190,924	170,422
FNMA	AA+	3.00	09/01/46	1,214,840	1,086,626
FNMA	AA+	3.00	01/01/47	240,776	213,159
FNMA	AA+	3.00	12/01/47	135,032	120,508
FNMA	AA+	3.00	03/01/48	220,359	195,407
FNMA	AA+	3.00	03/01/50	1,023,541	904,075
FNMA	AA+	3.00	05/01/50	1,611,441	1,427,835
FNMA	AA+	3.00	06/01/50	3,354,565	2,959,909

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	3.00	08/01/50	$1,955,961	$1,724,031
FNMA	AA+	3.00	01/01/52	8,374,146	7,344,234
FNMA	AA+	3.00	04/01/52	27,170,462	23,738,839
FNMA	AA+	3.03	04/01/34	8,461,735	7,602,740
FNMA	AA+	3.10	06/01/29	9,800,000	9,407,575
FNMA	AA+	3.50	03/01/32	132,218	129,222
FNMA	AA+	3.50	09/01/32	22,282	21,736
FNMA	AA+	3.50	07/01/34	252,991	245,579
FNMA	AA+	3.50	10/01/34	398,257	385,495
FNMA	AA+	3.50	02/01/35	342,242	330,752
FNMA	AA+	3.50	08/01/38	12,083	11,540
FNMA	AA+	3.50	10/01/40	24,453	23,026
FNMA	AA+	3.50	03/01/41	400,275	379,113
FNMA	AA+	3.50	10/01/41	317,504	297,505
FNMA	AA+	3.50	12/01/41	273,363	256,145
FNMA	AA+	3.50	04/01/42	607,093	566,338
FNMA	AA+	3.50	08/01/42	15,626	14,671
FNMA	AA+	3.50	12/01/42	376,932	353,025
FNMA	AA+	3.50	01/01/43	358,756	336,529
FNMA	AA+	3.50	04/01/43	74,656	69,355
FNMA	AA+	3.50	08/01/43	1,971,755	1,846,937
FNMA	AA+	3.50	10/01/43	180,024	170,260
FNMA	AA+	3.50	08/01/44	917,340	843,296
FNMA	AA+	3.50	04/01/45	1,643,946	1,537,945
FNMA	AA+	3.50	05/01/45	803,460	747,961
FNMA	AA+	3.50	10/01/45	917,946	855,424
FNMA	AA+	3.50	02/01/46	1,721,117	1,592,744
FNMA	AA+	3.50	08/01/46	508,889	472,602
FNMA	AA+	3.50	10/01/46	140,001	128,484
FNMA	AA+	3.50	12/01/46	204,696	189,127
FNMA	AA+	3.50	01/01/47	259,144	237,825
FNMA	AA+	3.50	09/01/47	983,559	912,522
FNMA	AA+	3.50	11/01/47	4,415,697	4,069,210
FNMA	AA+	3.50	04/01/48	112,643	105,021
FNMA	AA+	3.50	03/01/50	1,781,393	1,641,439
FNMA	AA+	3.50	06/01/51	6,132,846	5,571,125
FNMA	AA+	3.50	01/01/52	2,569,822	2,349,325
FNMA	AA+	3.50	02/01/52	5,096,324	4,659,046
FNMA	AA+	3.50	05/01/52	4,023,508	3,687,660
FNMA	AA+	3.75	08/01/28	5,040,108	4,959,528
FNMA	AA+	4.00	03/01/35	92,699	90,531
FNMA	AA+	4.00	06/01/36	201,329	197,044
FNMA	AA+	4.00	10/01/36	213,968	209,436
FNMA	AA+	4.00	10/01/40	259,698	251,057
FNMA	AA+	4.00	11/01/40	5,903	5,703
FNMA	AA+	4.00	05/01/43	1,548,038	1,495,702
FNMA	AA+	4.00	01/01/44	3,057,473	2,941,909
FNMA	AA+	4.00	09/01/45	129,926	124,592

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	4.00	11/01/45	$301,515	$289,612
FNMA	AA+	4.00	02/01/47	1,002,481	960,492
FNMA	AA+	4.00	11/01/47	422,020	400,626
FNMA	AA+	4.00	04/01/48	165,775	157,202
FNMA	AA+	4.00	04/01/49	4,305,372	4,082,708
FNMA	AA+	4.00	03/01/50	2,877,961	2,727,425
FNMA	AA+	4.00	03/01/52	1,818,451	1,723,715
FNMA	AA+	4.00	07/01/52	3,239,620	3,069,845
FNMA	AA+	4.00	07/01/56	2,896,534	2,733,257
FNMA	AA+	4.50	05/01/34	1,437	1,428
FNMA	AA+	4.50	06/01/34	920	914
FNMA	AA+	4.50	11/01/40	4,565,355	4,511,419
FNMA	AA+	4.50	02/01/41	13,711,760	13,549,768
FNMA	AA+	4.50	04/01/44	563,837	555,071
FNMA	AA+	4.50	11/01/47	1,461,800	1,430,302
FNMA	AA+	4.50	05/01/50	6,650,460	6,482,212
FNMA	AA+	5.00	06/01/33	1,585	1,594
FNMA	AA+	5.00	09/01/33	17,701	17,803
FNMA	AA+	5.00	10/01/33	1,936	1,947
FNMA	AA+	5.00	11/01/33	2,067	2,079
FNMA	AA+	5.00	03/01/34	458	460
FNMA	AA+	5.00	04/01/34	1,280	1,288
FNMA	AA+	5.00	04/01/35	1,282	1,292
FNMA	AA+	5.00	06/01/35	543	548
FNMA	AA+	5.00	09/01/35	767	773
FNMA	AA+	5.00	10/01/36	998	1,006
FNMA	AA+	5.00	08/01/37	910,681	916,710
FNMA	AA+	5.00	05/01/39	104,468	105,314
FNMA	AA+	5.00	06/01/40	2,284	2,301
FNMA	AA+	5.00	09/01/52	9,913,340	9,808,859
FNMA	AA+	5.00	10/01/52	1,191,286	1,181,031
FNMA	AA+	5.00	11/01/52	2,775,682	2,765,643
FNMA	AA+	5.00	07/01/53	5,154,535	5,099,193
FNMA	AA+	5.00	04/01/56	3,020,644	2,981,508
FNMA	AA+	5.50	11/01/26	402	402
FNMA	AA+	5.50	03/01/33	45,936	46,401
FNMA	AA+	5.50	02/01/37	3,315	3,390
FNMA	AA+	5.50	05/01/38	916,556	938,002
FNMA	AA+	5.50	06/01/48	22,352	22,724
FNMA	AA+	5.50	08/01/51	4,941,071	4,969,574
FNMA	AA+	5.50	06/01/52	988,448	1,001,005
FNMA	AA+	5.50	03/01/53	7,051,019	7,127,346
FNMA	AA+	5.50	04/01/53	2,332,661	2,353,735
FNMA	AA+	5.50	07/01/54	927,713	933,263
FNMA	AA+	5.50	10/01/54	6,970,234	7,043,542
FNMA	AA+	5.50	02/01/55	7,747,311	7,800,481
FNMA	AA+	6.00	03/01/28	7,577	7,622
FNMA	AA+	6.00	05/01/32	29,263	29,990

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	6.00	04/01/33	$73,582	$75,856
FNMA	AA+	6.00	05/01/33	1,678	1,729
FNMA	AA+	6.00	09/01/34	300	307
FNMA	AA+	6.00	10/01/34	2,562	2,645
FNMA	AA+	6.00	03/01/36	5,330	5,547
FNMA	AA+	6.00	01/01/37	18,053	18,789
FNMA	AA+	6.00	05/01/37	5,841	6,100
FNMA	AA+	6.00	08/01/37	29,967	31,297
FNMA	AA+	6.00	12/01/37	12,397	12,947
FNMA	AA+	6.00	11/01/52	3,734,058	3,868,849
FNMA	AA+	6.00	09/01/53	8,451,853	8,767,210
FNMA	AA+	6.00	03/01/54	6,792,653	6,978,672
FNMA	AA+	6.00	04/01/54	1,966,434	2,012,567
FNMA	AA+	6.00	09/01/54	12,738,542	13,033,823
FNMA	AA+	6.50	05/01/32	45,804	47,571
FNMA	AA+	6.50	07/01/34	434	454
FNMA	AA+	6.50	09/01/36	6,764	7,129
FNMA	AA+	6.50	05/01/37	64,987	68,712
FNMA	AA+	6.50	07/01/37	3,603	3,810
FNMA	AA+	6.50	02/01/54	2,770,474	2,878,792
FNMA	AA+	7.00	04/01/32	27	29
FNMA	AA+	7.00	10/01/54	1,977,342	2,098,080
FNMA	AA+	7.50	06/01/31	38	39
FNMA	AA+	7.50	02/01/32	216	226
FNMA	AA+	7.50	06/01/32	10,638	11,231
FNMA	AA+	8.00	04/01/32	10,605	10,982
FNMA ARM SOFR30A + 2.29%(2)	AA+	4.34	02/01/53	6,668,926	6,566,189
FNMA ARM SOFR30A + 2.37%(2)	AA+	1.81	09/01/51	8,904,545	8,075,305
FNMA Strip	AA+	3.00	08/01/42	332,572	306,395
FRESB Multifamily Mortgage(3)	AA+	2.37	10/01/26	319,518	317,930
FRESB Multifamily Mortgage(3)	AA+	3.61	10/01/28	497,672	488,211
GNMA(4)	AA+	1.50	07/01/36	2,178,486	1,984,557
GNMA(4)	AA+	1.50	02/01/37	2,195,927	1,993,380
GNMA(4)	AA+	2.00	04/01/32	277,985	263,681
GNMA(4)	AA+	2.00	09/01/35	910,081	841,971
GNMA(4)	AA+	2.00	09/01/50	1,643,730	1,335,520
GNMA(4)	AA+	2.50	12/01/50	3,759,062	3,197,041
GNMA(4)	AA+	2.50	10/01/51	7,077,047	6,049,124
GNMA(4)	AA+	2.50	08/01/52	8,976,986	7,674,286
GNMA(4)	AA+	2.50	03/01/53	13,687,582	11,699,184
GNMA(4)	AA+	2.50	06/01/53	5,790,980	4,949,724
GNMA(4)	AA+	3.00	01/01/46	678,407	608,169
GNMA(4)	AA+	3.00	02/01/47	834,137	749,606
GNMA(4)	AA+	3.00	10/01/51	5,299,236	4,680,221
GNMA(4)	AA+	3.00	08/01/52	4,373,203	3,886,077
GNMA(4)	AA+	3.50	02/01/42	233,119	218,291
GNMA(4)	AA+	3.50	07/01/42	711,653	666,574
GNMA(4)	AA+	3.50	11/01/42	148,258	138,873

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
GNMA(4)	AA+	3.50	03/01/45	$668,798	$618,944
GNMA(4)	AA+	3.50	05/01/45	555,663	514,183
GNMA(4)	AA+	3.50	12/01/50	314,273	286,772
GNMA(4)	AA+	3.70	05/01/42	343,085	325,544
GNMA(4)	AA+	4.00	03/01/41	130,285	125,553
GNMA(4)	AA+	4.00	11/01/41	191,917	184,973
GNMA(4)	AA+	4.00	01/01/42	18,002	17,345
GNMA(4)	AA+	4.00	08/01/42	208,473	200,351
GNMA(4)	AA+	4.25	04/01/41	265,457	259,019
GNMA(4)	AA+	4.50	09/01/30	74,916	74,725
GNMA(4)	AA+	4.50	04/01/31	2,660	2,652
GNMA(4)	AA+	4.50	06/01/34	46,683	46,292
GNMA(4)	AA+	4.50	09/01/40	157,651	155,773
GNMA(4)	AA+	4.50	10/01/40	263,731	260,590
GNMA(4)	AA+	4.50	10/01/43	7,617	7,480
GNMA(4)	AA+	5.00	06/01/39	293,914	295,114
GNMA(4)	AA+	5.00	05/01/40	30,242	30,513
GNMA(4)	AA+	5.00	06/01/40	18,844	19,011
GNMA(4)	AA+	5.50	01/01/36	20,548	20,693
GNMA(4)	AA+	6.50	04/01/31	3,355	3,430
GNMA(4)	AA+	6.50	10/01/31	78	80
GNMA(4)	AA+	6.50	12/01/31	683	684
GNMA(4)	AA+	7.00	05/01/31	76	79

					740,345,481

Corporate Debt (43.4%)
Basic Materials (0.6%)
Freeport-McMoRan, Inc.	BBB-	5.25	09/01/29	3,920,000	3,943,839
International Flavors & Fragrances, Inc.†	BBB	1.83	10/15/27	9,112,000	8,798,882

					12,742,721

Communications (3.7%)
AT&T, Inc.	BBB	5.13	04/30/36	4,200,000	4,117,132
AT&T, Inc.	BBB	5.25	10/30/36	6,575,000	6,451,031
Charter Communications Operating LLC / Charter Communications Operating Capital	BBB-	6.10	06/01/29	5,255,000	5,382,089
Expedia Group, Inc.	BBB	5.40	02/15/35	5,500,000	5,445,783
Motorola Solutions, Inc.	BBB	5.55	08/15/35	4,810,000	4,895,941
Space Exploration Technologies Corp.†	BBB	5.88	07/15/36	29,350,000	28,961,522
T-Mobile USA, Inc.	BBB+	5.00	02/15/36	10,300,000	10,067,678
Uber Technologies, Inc.†	BBB+	4.50	08/15/29	7,924,000	7,868,126
VeriSign, Inc.	BBB	2.70	06/15/31	10,304,000	9,252,498

					82,441,800

Consumer, Cyclical (2.2%)
Carnival Corp. Ltd.†	BBB-	4.00	08/01/28	5,500,000	5,397,210
Dick’s Sporting Goods, Inc.†	BBB	4.00	10/01/29	5,420,000	5,273,717
Ford Motor Credit Co. LLC	BBB-	6.80	11/07/28	5,200,000	5,366,990
General Motors Financial Co., Inc.	BBB	5.55	07/15/29	10,700,000	10,920,343

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Consumer, Cyclical (Continued)
Lowe’s Cos., Inc.	BBB+	4.50	10/15/32	$6,450,000	$6,312,680
Lowe’s Cos., Inc.	BBB+	4.85	10/15/35	3,175,000	3,097,169
Royal Caribbean Cruises Ltd.†	BBB	6.00	02/01/33	6,410,000	6,497,743
Toll Brothers Finance Corp.	BBB	5.60	06/15/35	6,065,000	6,180,428

					49,046,280

Consumer, Non-cyclical (5.2%)
AbbVie, Inc.	A-	4.75	03/15/36	10,275,000	10,052,613
AbbVie, Inc.	A-	5.05	03/15/34	6,765,000	6,837,646
Amgen, Inc.	BBB+	5.25	03/02/33	11,125,000	11,321,888
Block Financial LLC	BBB	2.50	07/15/28	4,230,000	4,030,794
Block Financial LLC	BBB	5.38	09/15/32	6,555,000	6,422,184
Bunge Ltd. Finance Corp.	A-	2.75	05/14/31	8,115,000	7,405,973
Bunge Ltd. Finance Corp.	A-	4.20	09/17/29	4,125,000	4,076,520
Campbell’s Company	BBB-	5.20	03/21/29	10,040,000	10,129,578
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	9,340,994
CVS Health Corp.	BBB	5.40	06/01/29	2,045,000	2,090,126
Elevance Health, Inc.	A-	2.88	09/15/29	7,245,000	6,855,340
Equifax, Inc.	BBB	4.80	09/15/29	8,650,000	8,653,817
Global Payments, Inc.	BBB-	5.20	11/15/32	6,730,000	6,566,027
J M Smucker Co.	BBB	6.20	11/15/33	7,890,000	8,413,566
Keurig Dr Pepper, Inc	BBB-	4.35	05/15/28	5,545,000	5,519,262
PayPal Holdings, Inc.	A-	4.55	06/01/28	5,355,000	5,357,473
PayPal Holdings, Inc.	A-	5.55	06/01/36	2,400,000	2,399,916

					115,473,717

Energy (4.1%)
Antero Resources Corp.†	BBB-	5.38	03/01/30	2,210,000	2,228,631
Cheniere Energy Partners LP	BBB+	4.50	10/01/29	10,865,000	10,782,915
Diamondback Energy, Inc.	BBB	5.15	01/30/30	5,542,000	5,622,439
Energy Transfer LP	BBB	5.70	04/01/35	10,650,000	10,920,085
EQT Corp.	BBB-	3.90	10/01/27	2,593,000	2,568,615
Expand Energy Corp.	BBB-	5.38	03/15/30	2,476,000	2,485,876
HF Sinclair Corp.	BBB-	4.50	10/01/30	9,021,000	8,800,731
HF Sinclair Corp.	BBB-	5.75	01/15/31	2,450,000	2,502,229
Kinder Morgan, Inc.	BBB+	5.10	08/01/29	10,870,000	11,003,252
ONEOK, Inc.	BBB	4.40	10/15/29	2,260,000	2,235,428
ONEOK, Inc.†	BBB	5.63	01/15/28	5,510,000	5,561,389
Plains All American Pipeline LP / PAA Finance Corp.	BBB	4.70	01/15/31	8,940,000	8,864,933
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	7,789,000	7,855,342
Western Midstream Operating LP	BBB-	4.75	08/15/28	9,150,000	9,154,953
Western Midstream Operating LP†	BBB-	7.25	04/01/30	1,775,000	1,862,598

					92,449,416

Financial (21.3%)
Aflac, Inc.	A-	5.15	05/14/36	5,400,000	5,405,972
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	11,253,000	10,686,980
American Express Co.(3)(5)	A-	4.92	07/20/33	16,750,000	16,744,868

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
American Tower Corp.	BBB+	2.90	01/15/30	$4,435,000	$4,167,401
American Tower Corp.	BBB+	5.80	11/15/28	5,435,000	5,568,550
Aon North America, Inc.	A-	5.45	03/01/34	10,845,000	11,067,760
Arthur J. Gallagher & Co.	BBB+	5.00	02/15/32	8,245,000	8,257,280
Bank of America Corp.(3)(5)	A-	2.97	02/04/33	26,230,000	23,677,932
Bank of New York Mellon Corp.(3)(5)	A	4.97	04/26/34	4,860,000	4,854,343
Bank of New York Mellon Corp.(3)(5)	A	5.06	07/22/32	6,840,000	6,920,861
BankUnited, Inc.	BBB-	5.13	06/11/30	7,170,000	7,117,243
Boston Properties LP	BBB	2.55	04/01/32	6,500,000	5,658,655
Boston Properties LP	BBB	5.75	01/15/35	4,900,000	4,951,019
Brown & Brown, Inc.	BBB-	5.25	06/23/32	5,480,000	5,479,561
Capital One Financial Corp.(3)(5)	BBB	5.46	07/26/30	4,360,000	4,432,069
Capital One Financial Corp.(3)(5)	BBB	6.31	06/08/29	6,700,000	6,891,944
Citigroup, Inc.(3)(5)	BBB+	3.79	03/17/33	10,865,000	10,211,414
Citigroup, Inc.(3)(5)	BBB+	3.98	03/20/30	4,460,000	4,374,451
Citigroup, Inc.(3)(5)	BBB	5.83	02/13/35	7,620,000	7,777,675
Citizens Financial Group, Inc.(3)(5)	BBB+	5.84	01/23/30	10,653,000	10,913,980
Digital Realty Trust LP	BBB+	5.55	01/15/28	7,531,000	7,637,776
Equinix, Inc.	BBB+	3.20	11/18/29	5,220,000	4,970,207
Fairfax Financial Holdings Ltd.	A-	6.00	12/07/33	5,010,000	5,229,786
Fifth Third Bancorp(3)(5)	BBB+	4.90	09/06/30	4,240,000	4,245,840
Fifth Third Bancorp(3)(5)	BBB+	6.34	07/27/29	4,762,000	4,919,134
First Horizon Bank	BBB	5.75	05/01/30	5,200,000	5,279,390
First-Citizens Bank & Trust Co.(3)(5)	BBB+	5.10	07/13/29	2,750,000	2,753,877
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	7,550,000	7,019,987
Goldman Sachs Group, Inc.(3)(5)	BBB+	5.33	07/23/35	12,200,000	12,242,972
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	8,715,000	8,896,303
JPMorgan Chase & Co.(3)(5)	A	5.00	07/22/30	7,600,000	7,650,072
JPMorgan Chase & Co.(3)(5)	A	5.15	04/23/37	4,625,000	4,591,081
JPMorgan Chase & Co.(3)(5)	A	5.50	01/24/36	9,765,000	9,984,574
Kemper Corp.	BBB-	3.80	02/23/32	4,045,000	3,650,557
KeyCorp	BBB	2.55	10/01/29	7,365,000	6,884,178
KeyCorp(3)(5)	BBB	4.79	06/01/33	4,000,000	3,917,662
Kimco Realty OP LLC	A-	4.85	03/01/35	3,850,000	3,768,476
Kimco Realty OP LLC	A-	6.40	03/01/34	6,800,000	7,345,914
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	11,473,000	11,411,073
M&T Bank Corp.(3)(5)	BBB+	5.18	07/08/31	3,450,000	3,475,500
M&T Bank Corp.(3)(5)	BBB	5.30	04/18/36	6,595,000	6,538,894
M&T Bank Corp.(3)(5)	BBB+	6.08	03/13/32	4,832,000	5,042,119
Mercury General Corp.	BBB-	4.40	03/15/27	2,755,000	2,758,376
Morgan Stanley(3)(5)	A-	2.70	01/22/31	10,000,000	9,290,376
Morgan Stanley(3)(5)	A-	5.17	01/16/30	1,910,000	1,927,113
Morgan Stanley(3)(5)	A-	5.45	07/20/29	10,255,000	10,391,517
NNN REIT, Inc.	BBB+	2.50	04/15/30	4,835,000	4,463,680
NNN REIT, Inc.	BBB+	4.60	02/15/31	4,345,000	4,301,009
PNC Bank N.A.	A-	2.70	10/22/29	10,500,000	9,859,603
PNC Financial Services Group, Inc.(3)(5)	A-	4.62	10/26/29	2,060,000	2,054,670
PNC Financial Services Group, Inc.(3)(5)	A-	6.88	10/20/34	3,635,000	4,014,357

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Prologis LP	A	5.25	05/15/35	$7,025,000	$7,091,070
Realty Income Corp.	A-	5.13	02/15/34	8,865,000	8,900,122
Realty Income Corp.	A-	5.13	04/15/35	1,780,000	1,779,677
Regions Bank/Birmingham AL(3)(5)	A-	4.76	07/27/29	14,650,000	14,655,078
Synchrony Financial(3)(5)	BBB-	5.02	07/29/29	7,325,000	7,325,968
Tanger Properties LP	BBB	2.75	09/01/31	2,350,000	2,114,620
Tanger Properties LP	BBB	3.88	07/15/27	3,500,000	3,474,399
Toronto-Dominion Bank	A-	4.36	04/23/29	6,515,000	6,479,202
Truist Financial Corp.(3)(5)	A-	4.87	01/26/29	8,055,000	8,089,641
Truist Financial Corp.(3)(5)	A-	4.96	10/23/36	5,120,000	4,978,034
US Bancorp(3)(5)	A	4.48	01/26/32	7,000,000	6,895,797
US Bancorp(3)(5)	A	4.65	02/01/29	6,695,000	6,701,577
US Bancorp(3)(5)	A	5.78	06/12/29	2,500,000	2,552,953
Wells Fargo & Co.(3)(5)	BBB+	3.35	03/02/33	9,115,000	8,378,151
Wells Fargo & Co.(3)(5)	BBB+	5.20	01/23/30	6,595,000	6,669,840
Wells Fargo & Co.(3)(5)	BBB+	5.21	12/03/35	7,190,000	7,178,531
Welltower OP LLC	A-	2.75	01/15/31	11,328,000	10,419,412
Zions Bancorp N.A.	BBB	3.25	10/29/29	12,030,000	11,343,354

					476,703,457

Industrial (2.5%)
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	10,864,000	10,975,988
Boeing Co.	BBB-	3.20	03/01/29	5,647,000	5,444,935
CH Robinson Worldwide, Inc.	BBB+	4.20	04/15/28	5,575,000	5,533,480
Flex Ltd.	BBB-	5.38	11/13/35	5,260,000	5,187,314
Howmet Aerospace, Inc.	BBB+	4.55	11/15/32	6,730,000	6,610,905
Jabil, Inc.	BBB-	3.95	01/12/28	2,910,000	2,879,985
Otis Worldwide Corp.	BBB	5.13	11/19/31	7,715,000	7,825,343
Vulcan Materials Co.	BBB+	4.95	12/01/29	11,330,000	11,423,506

					55,881,456

Technology (1.2%)
Intel Corp.	BBB	5.20	02/10/33	6,570,000	6,642,785
Microchip Technology, Inc.	BBB	4.90	03/15/28	4,825,000	4,848,192
Paychex, Inc.	BBB+	5.10	04/15/30	9,140,000	9,215,763
Synopsys, Inc.	BBB	5.00	04/01/32	6,340,000	6,351,210

					27,057,950

Utilities (2.6%)
Black Hills Corp.	BBB+	3.05	10/15/29	4,855,000	4,601,000
Dominion Energy, Inc.	A	2.30	12/01/31	7,799,000	6,919,408
DTE Energy Co.	BBB	5.10	03/01/29	10,596,000	10,715,630
Duke Energy Carolinas LLC	A	4.85	01/15/34	11,017,000	10,940,353
NiSource, Inc.	BBB+	5.20	07/01/29	10,740,000	10,902,390
Southern Co.	BBB+	5.70	03/15/34	8,560,000	8,868,720
Vistra Operations Co. LLC†	BBB-	7.75	10/15/31	5,000,000	5,238,258

					58,185,759

Total Corporate Debt					969,982,556

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Sovereign Debt (0.0%)(6)
Sri Lanka AID‡	NR	6.59	09/15/28	$823,627	$836,744

Total Long-Term Debt Securities (Cost: $2,321,709,102)					2,205,692,535

SHORT-TERM DEBT SECURITIES (1.0%):
U.S. Government (1.0%)
U.S. Treasury Bill	A-1+	3.56	07/14/26	18,000,000	17,976,929
U.S. Treasury Bill	A-1+	3.59	07/02/26	3,500,000	3,499,652

					21,476,581

Commercial Paper (0.0%)(6)
Madison Gas And Electric Co.	A-1+	3.62	07/01/26	1,300,000	1,300,000

Total Short-Term Debt Securities (Cost: $22,776,581)					22,776,581

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(6)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$57,662	$57,662

Total Temporary Cash Investment (Cost: $57,662)			57,662

Total Investments (Cost: $2,344,543,345) 99.6%			2,228,526,778

Other Net Assets 0.4%			8,852,122

Net Assets 100.0%			$2,237,378,900

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

ARM =	Adjustable Rate Mortgage
FHLMC =	Federal Home Loan Mortgage Corporation
FNMA =	Federal National Mortgage Association
FRESB =	Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA =	Government National Mortgage Association
Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR =	Secured overnight financing rate
SOFR30A =	30-day Average SOFR (Secured overnight financing rate)
12M TSFR =	Twelve month term SOFR (Secured overnight financing rate)
NR =	Not Rated

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate values of these securities amount to $89,099,149 and represent 4.0% of net assets.

‡	Level 3 Security.

(1)	Zero Coupon.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

(2)	Floating Rate Note.

(3)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

(4)	U.S. Government guaranteed security

(5)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(6)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INFLATION FOCUSED BOND FUND

PORTFOLIO OF INVESTMENT IN SECURITIES

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (99.3%):
U.S. Government (91.7%)
U.S. Treasury Inflation Indexed Bond	AA+	0.25	02/15/50	$2,674,836	$1,507,730
U.S. Treasury Inflation Indexed Bond	AA+	0.75	02/15/42	10,611,360	8,098,209
U.S. Treasury Inflation Indexed Bond	AA+	1.00	02/15/49	4,976,059	3,497,042
U.S. Treasury Inflation Indexed Bond	AA+	1.38	02/15/44	4,886,872	3,991,391
U.S. Treasury Inflation Indexed Bond	AA+	2.13	02/15/41	623,487	595,917
U.S. Treasury Inflation Indexed Note	AA+	0.13	01/15/30	7,170,810	6,733,839
U.S. Treasury Inflation Indexed Note	AA+	0.13	07/15/30	3,260,164	3,046,088
U.S. Treasury Inflation Indexed Note	AA+	0.13	01/15/31	5,424,190	5,010,171
U.S. Treasury Inflation Indexed Note	AA+	0.13	07/15/31	2,857,796	2,623,926
U.S. Treasury Inflation Indexed Note	AA+	0.13	01/15/32	16,218,360	14,683,951
U.S. Treasury Inflation Indexed Note	AA+	0.63	07/15/32	6,481,648	6,005,399
U.S. Treasury Inflation Indexed Note	AA+	0.88	01/15/29	9,416,803	9,159,313
U.S. Treasury Inflation Indexed Note	AA+	1.13	01/15/33	3,633,435	3,437,144
U.S. Treasury Inflation Indexed Note	AA+	1.25	04/15/31	5,057,118	4,900,268
U.S. Treasury Inflation Indexed Note	AA+	1.38	07/15/33	9,495,777	9,110,382
U.S. Treasury Inflation Indexed Note	AA+	1.63	04/15/30	2,416,607	2,387,154
U.S. Treasury Inflation Indexed Note	AA+	1.75	01/15/34	3,927,253	3,837,815
U.S. Treasury Inflation Indexed Note	AA+	1.88	07/15/34	6,978,113	6,878,621
U.S. Treasury Inflation Indexed Note	AA+	1.88	07/15/35	5,242,692	5,127,803
U.S. Treasury Inflation Indexed Note	AA+	1.88	01/15/36	3,761,310	3,654,935
U.S. Treasury Inflation Indexed Note	AA+	2.13	04/15/29	8,828,612	8,854,477
U.S. Treasury Inflation Indexed Note	AA+	2.13	01/15/35	9,929,808	9,911,190
U.S. Treasury Note	AA+	3.50	10/31/27	12,800,000	12,690,000

					135,742,765

Corporate Debt (7.6%)
Communications (0.3%)
Space Exploration Technologies Corp.†	BBB	5.35	07/15/31	500,000	499,453
Consumer, Cyclical (0.8%)
Carnival Corp. Ltd.†	BBB-	4.00	08/01/28	500,000	490,655
Ford Motor Credit Co. LLC	BBB-	2.90	02/16/28	700,000	676,179

					1,166,834

Consumer, Non-cyclical (0.4%)
Block Financial LLC	BBB	2.50	07/15/28	700,000	667,034
Energy (1.0%)
HF Sinclair Corp.	BBB-	4.50	10/01/30	700,000	682,908
Western Midstream Operating LP†	BBB-	7.25	04/01/30	700,000	734,546

					1,417,454

Financial (4.8%)
Alexandria Real Estate Equities, Inc.	BBB+	4.50	07/30/29	700,000	692,306
BankUnited, Inc.	BBB-	5.13	06/11/30	700,000	694,849
Capital One Financial Corp.(1)(2)	BBB	5.46	07/26/30	700,000	711,571
Fifth Third Bancorp(1)(2)	BBB+	4.90	09/06/30	700,000	700,964
First Horizon Bank	BBB	5.75	05/01/30	800,000	812,214
First-Citizens Bank & Trust Co.(1)(2)	BBB+	5.10	07/13/29	800,000	801,128
Kilroy Realty LP	BBB-	4.25	08/15/29	700,000	679,056
Regions Bank/Birmingham AL(1)(2)	A-	4.76	07/27/29	750,000	750,260
Synchrony Financial(1)(2)	BBB-	5.02	07/29/29	500,000	500,066

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INFLATION FOCUSED BOND FUND

PORTFOLIO OF INVESTMENT IN SECURITIES (Continued)

June 30, 2026 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Zions Bancorp N.A.	BBB	3.25	10/29/29	$800,000	$754,338

					7,096,752

Utilities (0.3%)
Vistra Operations Co. LLC†	BBB-	4.38	05/01/29	500,000	491,361

Total Corporate Debt					11,338,888

Total Long-Term Debt Securities (Cost: $148,952,983)					147,081,653

SHORT-TERM DEBT SECURITIES (27.8%):
U.S. Government (17.9%)
U.S. Treasury Bill	A-1+	3.62	07/02/26	26,500,000	26,497,335
Commercial Paper (9.9%)
Illinois Tool Works, Inc.	A-1	3.60	07/01/26	7,300,000	7,300,000
Madison Gas And Electric Co.	A-1+	3.62	07/01/26	7,300,000	7,300,000

					14,600,000

Total Short-Term Debt Securities (Cost: $41,097,335)					41,097,335

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.6%)
BNY Dreyfus Treasury Securities Cash Management, Institutional Shares	3.53	$959,697	$959,697

Total Temporary Cash Investment (Cost: $959,697)			959,697

Total Investments (Cost: $191,010,015) 127.7%			189,138,685

Other Net Assets -27.7%			(41,066,865)

Net Assets 100.0%			$148,071,820

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate values of these securities amount to $2,216,015 and represent 1.5% of net assets.

(1)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

(2)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$—	$—	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	5,966,740,310	313,187,677	413,536,855	500,408,777	214,756,875
Cash	44,967	17,494	—	—	1,457
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	2,702,392	145,916	537,210	268,087	165,659
Receivable for securities sold	17,297,461	2,343,190	4,103,503	17,579,387	286,455
Receivable for daily variation on future contracts	508,919	7,200	—	—	—
Shareholder subscription receivable	546,645	369	29,876	79,195	116,987
Due from the Adviser	—	—	—	—	—
Other receivables	—	—	—	—	4

Total Assets	5,987,840,694	315,701,846	418,207,444	518,335,446	215,327,437

LIABILITIES
Due to custodian bank	—	—	—	216	—
Payable for securities purchased	17,279,074	2,428,283	5,650,072	18,848,457	689,381
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	1,378,593	174,159	46,991	36,360	130,347
Shareholder services fee payable	—	—	—	—	—
Payable to the Adviser	481,212	107,823	254,067	305,511	16,890
Dividends payable	—	—	—	—	—
Accrued expenses	606,204	37,331	35,350	31,907	74,394

Total Liabilities	19,745,083	2,747,596	5,986,480	19,222,451	911,012

NET ASSETS	$5,968,095,611	$312,954,250	$412,220,964	$499,112,995	$214,416,425

Number of Shares Outstanding (Note 5)	77,802,172	12,636,584	24,577,257	26,955,623	16,472,802

Net Asset Value Per Share Redemption Price Per Share	$76.71	$24.77	$16.77	$18.52	$13.02

COMPONENTS OF NET ASSETS
Paid-in capital	$1,927,070,827	$180,786,096	$279,684,612	$294,140,512	$155,085,830
Total Distributable Earnings (Loss) (Notes 2 and 6)	4,041,024,784	132,168,154	132,536,352	204,972,483	59,330,595

NET ASSETS	$5,968,095,611	$312,954,250	$412,220,964	$499,112,995	$214,416,425

(a) Investments at cost:
Affiliated investments	$—	$—	$—	$—	$—
Unaffiliated investments	$2,579,972,887	$257,313,763	$311,538,793	$340,176,737	$166,716,396
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2026 (Unaudited)

	MoA Mid Cap Value Fund	MoA Mid Cap Growth Fund	MoA Mid Cap Equity Index Fund	MoA Large Cap Value Index Fund†	MoA Large Cap Growth Index Fund†
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$—	$—	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	221,578,674	136,715,786	1,305,493,216	357,239,353	347,928,589
Cash	—	—	67,277	32,515	74,229
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	124,441	46,497	1,071,043	279,957	51,227
Receivable for securities sold	1,747,014	1,425,011	10,403,939	66,381	—
Receivable for daily variation on future contracts	—	—	140,455	—	49,800
Shareholder subscription receivable	65,518	45,983	266,616	54,507	54,507
Due from the Adviser	—	—	—	—	—
Other receivables	—	—	—	—	—

Total Assets	223,515,647	138,233,277	1,317,442,546	357,672,713	348,158,352

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	3,606,219	1,986,963	11,519,212	200,932	54,372
Payable for daily variation on future contracts	—	—	—	5,800	—
Shareholder redemptions payable	53,906	25,545	433,846	52,813	52,813
Shareholder services fee payable	—	—	—	—	—
Payable to the Adviser	101,383	54,463	102,841	32,286	31,251
Dividends payable	—	—	—	—	—
Accrued expenses	25,889	32,764	251,635	55,270	55,376

Total Liabilities	3,787,397	2,099,735	12,307,534	347,101	193,812

NET ASSETS	$219,728,250	$136,133,542	$1,305,135,012	$357,325,612	$347,964,540

Number of Shares Outstanding (Note 5)	12,116,677	12,956,107	55,711,570	33,998,024	33,607,500

Net Asset Value Per Share Redemption Price Per Share	$18.13	$10.51	$23.43	$10.51	$10.35

COMPONENTS OF NET ASSETS
Paid-in capital	$174,614,979	$129,369,667	$825,930,238	$341,611,189	$341,355,701
Total Distributable Earnings (Loss) (Notes 2 and 6)	45,113,271	6,763,875	479,204,774	15,714,423	6,608,839

NET ASSETS	$219,728,250	$136,133,542	$1,305,135,012	$357,325,612	$347,964,540

(a) Investments at cost:
Affiliated investments	$—	$—	$—	$—	$—
Unaffiliated investments	$180,581,444	$129,004,098	$974,040,938	$350,793,743	$339,412,736
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

†	Fund commenced operations on May 1, 2026.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2026 (Unaudited)

	MoA Balanced Fund	MoA International Fund		MoA Catholic Values Index Fund	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$—		$—	$298,048,478	$397,407,806
Unaffiliated investments (a) (Notes 2 and 4)	220,995,024	2,288,615,219		11,845,558	7,077	8,415
Cash	—		—	8	—	—
Foreign cash (b)	—	1,450,328		—	—	—
Interest and dividends receivable	760,649	11,347,456		5,275	17	21
Receivable for securities sold	14,450	—		—	125,753	285,713
Receivable for daily variation on future contracts	—	65,619		—	—	—
Shareholder subscription receivable	80,455	348,061		3,580	18,099	19,078
Due from the Adviser	—	—		10,652	—	—
Other receivables	—	—		—	—	1,616

Total Assets	221,850,578	2,301,826,683		11,865,073	298,199,424	397,722,649

LIABILITIES
Due to custodian bank	—	1,076,460		—	—	—
Payable for securities purchased	—	—		25,158	—	—
Payable for daily variation on future contracts	—	—		—	—	—
Shareholder redemptions payable	48,023	278,952		21,261	143,869	304,812
Shareholder services fee payable	—	—		—	—	—
Payable to the Adviser	76,295	792,454		—	17,587	23,549
Dividends payable	—	—		—	—	—
Accrued expenses	29,499	358,953		31,525	24,697	34,749

Total Liabilities	153,817	2,506,819		77,944	186,153	363,110

NET ASSETS	$221,696,761	$2,299,319,864		$11,787,129	$298,013,271	$397,359,539

Number of Shares Outstanding (Note 5)	9,670,991	193,813,978		611,272	24,812,493	36,049,665

Net Asset Value Per Share Redemption Price Per Share	$22.92	$11.86		$19.28	$12.01	$11.02

COMPONENTS OF NET ASSETS
Paid-in capital	$140,352,437	$1,568,171,646		$7,799,865	$286,758,325	$378,735,888
Total Distributable Earnings (Loss) (Notes 2 and 6)	81,344,324	731,148,218		3,987,264	11,254,946	18,623,651
NET ASSETS	$221,696,761	$2,299,319,864		$11,787,129	$298,013,271	$397,359,539

(a) Investments at cost:
Affiliated investments	$—	$—		$—	$282,418,137	$370,859,706
Unaffiliated investments	$152,516,665	$1,621,085,113		$7,954,329	$7,077	$8,415
(b) Foreign cash, at cost, translated to US Dollars	$—	$1,454,601		$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2026 (Unaudited)

	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$1,057,829,702	$1,549,293,212	$1,647,713,098	$1,453,155,693	$1,521,178,019
Unaffiliated investments (a) (Notes 2 and 4)	13,152	18,224	—	10,484	10,855
Cash	—	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	32	45	—	26	—
Receivable for securities sold	909,964	110,735	182,362	143,408	70,784
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	121,133	173,630	290,396	252,422	419,862
Due from the Adviser	—	—	—	—	—
Other receivables	2,847	415	2,825	1,002	2,373

Total Assets	1,058,876,830	1,549,596,261	1,648,188,681	1,453,563,035	1,521,681,893

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	—	—	—	—	318,563
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	1,031,129	284,410	472,758	395,856	172,083
Shareholder services fee payable	—	—	—	—	—
Payable to the Adviser	62,500	91,133	96,570	85,195	88,981
Dividends payable	—	—	—	—	—
Accrued expenses	46,988	58,697	60,872	55,573	56,670

Total Liabilities	1,140,617	434,240	630,200	536,624	636,297

NET ASSETS	$1,057,736,213	$1,549,162,021	$1,647,558,481	$1,453,026,411	$1,521,045,596

Number of Shares Outstanding (Note 5)	80,973,140	105,258,239	104,574,873	88,143,847	91,876,442

Net Asset Value Per Share Redemption Price Per Share	$13.06	$14.72	$15.75	$16.48	$16.56

COMPONENTS OF NET ASSETS
Paid-in capital	$956,623,408	$1,332,092,013	$1,367,885,874	$1,147,968,137	$1,171,088,473
Total Distributable Earnings (Loss) (Notes 2 and 6)	101,112,805	217,070,008	279,672,607	305,058,274	349,957,123

NET ASSETS	$1,057,736,213	$1,549,162,021	$1,647,558,481	$1,453,026,411	$1,521,045,596

(a) Investments at cost:
Affiliated investments	$958,937,639	$1,385,149,168	$1,435,744,883	$1,225,528,943	$1,260,514,123
Unaffiliated investments	$13,152	$18,224	$—	$10,484	$10,855
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2026 (Unaudited)

	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$1,211,291,222	$754,185,422	$456,269,211	$230,173,399	$10,240,544
Unaffiliated investments (a) (Notes 2 and 4)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	5,071	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	288,898	311,268	390,286	205,538	11,703
Due from the Adviser	—	—	—	—	10,797
Other receivables	2,492	1,541	—	696	3,137

Total Assets	1,211,582,612	754,498,231	456,659,497	230,384,704	10,266,181

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	88,383	206,623	300,001	167,178	10,134
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	200,515	104,645	90,286	43,432	1,569
Shareholder services fee payable	—	—	—	—	—
Payable to the Adviser	70,863	44,012	26,657	13,340	—
Dividends payable	—	—	—	—	—
Accrued expenses	48,243	35,541	27,781	21,396	18,950

Total Liabilities	408,004	390,821	444,725	245,346	30,653

NET ASSETS	$1,211,174,608	$754,107,410	$456,214,772	$230,139,358	$10,235,528

Number of Shares Outstanding (Note 5)	56,154,420	42,558,984	29,376,662	14,291,467	790,292

Net Asset Value Per Share Redemption Price Per Share	$21.57	$17.72	$15.53	$16.10	$12.95

COMPONENTS OF NET ASSETS
Paid-in capital	$926,562,202	$580,105,533	$351,014,272	$184,123,296	$9,217,386
Total Distributable Earnings (Loss) (Notes 2 and 6)	284,612,406	174,001,877	105,200,500	46,016,062	1,018,142

NET ASSETS	$1,211,174,608	$754,107,410	$456,214,772	$230,139,358	$10,235,528

(a) Investments at cost:
Affiliated investments	$998,723,984	$618,200,086	$377,799,664	$198,726,930	$9,559,269
Unaffiliated investments	$—	$—	$—	$—	$—
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2026 (Unaudited)

	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund	MoA US Government Money Market Fund	MoA Intermediate Bond Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$144,641,863	$396,553,911	$355,454,773	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	2,710	—	—	545,328,623	1,036,840,599
Cash	—	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	—	—	—	1,005	9,472,368
Receivable for securities sold	43,117	—	105,570	—	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	2,060	495,193	607	54,463	49,627
Due from the Adviser	—	—	—	—	—
Other receivables	—	391	624	—	—

Total Assets	144,689,750	397,049,495	355,561,574	545,384,091	1,046,362,594

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	—	101,621	—	—	45,010,599
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	45,177	393,572	106,177	6,333,677	371,250
Shareholder services fee payable	—	—	—	—	—
Payable to the Adviser	2,613	7,136	6,370	77,139	329,649
Dividends payable	—	—	—	—	—
Accrued expenses	25,524	24,818	23,338	32,353	41,536

Total Liabilities	73,314	527,147	135,885	6,443,169	45,753,034

NET ASSETS	$144,616,436	$396,522,348	$355,425,689	$538,940,922	$1,000,609,560

Number of Shares Outstanding (Note 5)	11,802,219	26,757,883	20,685,500	539,286,328	103,483,877

Net Asset Value Per Share Redemption Price Per Share	$12.25	$14.82	$17.18	$1.00	$9.67

COMPONENTS OF NET ASSETS
Paid-in capital	$136,545,849	$330,688,959	$272,737,715	$538,938,983	$1,064,336,672
Total Distributable Earnings (Loss) (Notes 2 and 6)	8,070,587	65,833,389	82,687,974	1,939	(63,727,112)

NET ASSETS	$144,616,436	$396,522,348	$355,425,689	$538,940,922	$1,000,609,560

(a) Investments at cost:
Affiliated investments	$137,040,110	$363,184,585	$305,362,310	$—	$—
Unaffiliated investments	$2,710	$—	$—	$545,328,623	$1,043,001,597
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2026 (Unaudited)

	MoA Core Bond Fund	MoA Inflation Focused Bond Fund†
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	2,228,526,778	189,138,685
Cash	—	73
Foreign cash (b)	—	—
Interest and dividends receivable	19,937,867	768,458
Receivable for securities sold	225,864	—
Receivable for daily variation on future contracts	—	—
Shareholder subscription receivable	234,183	—
Due from the Adviser	—	—
Other receivables	—	—

Total Assets	2,248,924,692	189,907,216

LIABILITIES
Due to custodian bank	—	—
Payable for securities purchased	10,066,654	41,712,826
Payable for daily variation on future contracts	—	—
Shareholder redemptions payable	626,099	77,924
Shareholder services fee payable	—	—
Payable to the Adviser	756,035	3,368
Dividends payable	—	—
Accrued expenses	97,004	41,278

Total Liabilities	11,545,792	41,835,396

NET ASSETS	$2,237,378,900	$148,071,820

Number of Shares Outstanding (Note 5)	181,082,506	15,078,873

Net Asset Value Per Share Redemption Price Per Share	$12.36	$9.82

COMPONENTS OF NET ASSETS
Paid-in capital	$2,491,714,171	$149,353,198
Total Distributable Earnings (Loss) (Notes 2 and 6)	(254,335,271)	(1,281,378)

NET ASSETS	$2,237,378,900	$148,071,820

(a) Investments at cost:
Affiliated investments	$—	$—
Unaffiliated investments	$2,344,543,345	$191,010,015
(b) Foreign cash, at cost, translated to US Dollars	$—	$—

† Fund commenced operations on May 1, 2026.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS

June 30, 2026 (Unaudited)

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Unaffiliated dividend income	36,086,123 (a)	1,735,071 (a)	3,495,802 (a)	1,254,430 (a)	1,486,435	(a)
Interest income	1,244,208	54,353	90,770	126,471	46

Total investment income	37,330,331	1,789,424	3,586,572	1,380,901	1,486,481

Expenses
Investment advisory fees (Note 3)	2,276,714	597,254	1,441,603	1,675,141	70,109
Administrative fee (Note 3)	910,686	44,794	57,664	67,005	28,043
Other operating expenses
Custody and Fund administration expenses	385,823	52,986	28,098	32,507	43,238
Shareholders reports	58,252	2,893	3,779	4,177	2,023
Shareholder service fees	11,295	690	1,456	1,271	597
Transfer agent fees	17,500	12,206	12,271	12,780	15,587
Independent directors’ fees and expenses	22,377	22,377	22,377	22,377	22,377
Audit and Tax Expense	9,237	9,471	9,365	9,365	9,174
Legal	13,788	13,787	13,787	13,787	13,788
Licenses	494,371	27,788	5,089	5,879	25,596
Registration fees	16,917	12,922	12,112	12,029	11,720
Miscellaneous	34,385	3,483	3,940	4,054	2,869

Total other operating expenses	1,063,945	158,603	112,274	118,226	146,969

Total expenses before waiver/reimbursement	4,251,345	800,651	1,611,541	1,860,372	245,121
Fee waiver and expense reimbursement (Note 3)	(242,850)	(11,945)	(15,377)	(17,868)	(73,687)

Net expenses	4,008,495	788,706	1,596,164	1,842,504	171,434

Net Investment Income (Loss)	33,321,836	1,000,718	1,990,408	(461,603)	1,315,047

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on: Unaffiliated Investment securities	635,837,572	70,158,660	25,357,500	42,716,158	8,454,369
Futures contracts (Note 2)	3,535,835	265,254	—	—	19
Foreign currency translation	—	35	—	—	—

	639,373,407	70,423,949	25,357,500	42,716,158	8,454,388

Change in net unrealized appreciation (depreciation) of:
Unaffiliated Investment securities	(75,469,328)	(36,095,342)	42,157,710	60,222,022	31,159,582
Futures contracts (Note 2)	449,530	22,530	—	—	—
Foreign currency translation	—	(11)	(143)	(171)	—

	(75,019,798)	(36,072,823)	42,157,567	60,221,851	31,159,582

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	564,353,609	34,351,126	67,515,067	102,938,009	39,613,970

Net Increase (Decrease) in Net Assets Resulting from Operations	$597,675,445	$35,351,844	$69,505,475	$102,476,406	$40,929,017

(a) Net of foreign taxes as follows:

MoA Equity Index Fund	$3,154
MoA All America Fund	$392
MoA Small Cap Value Fund	$2,603
MoA Small Cap Growth Fund	$3,017
MoA Small Cap Equity Index Fund	$1,490

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

June 30, 2026 (Unaudited)

	MoA Mid Cap Value Fund		MoA Mid Cap Growth Fund	MoA Mid Cap Equity Index Fund		MoA Large Cap Value Index Fund(a)		MoA Large Cap Growth Index Fund(a)
INVESTMENT INCOME AND EXPENSES
Investment Income:
Unaffiliated dividend income	1,451,324	(b)	356,627	8,945,775	(b)	1,057,510	(b)	394,302 (b)
Interest income	52,043		47,192	267,052		12,983		11,594

Total investment income	1,503,367		403,819	9,212,827		1,070,493		405,896

Expenses
Investment advisory fees (Note 3)	538,283		308,810	493,574		38,416		37,930
Administrative fee (Note 3)	29,361		16,844	197,429		15,367		15,172
Other operating expenses
Custody and Fund administration expenses	15,823		10,331	113,366		18,078		18,010
Shareholders reports	1,885		475	14,045		911		911
Shareholder service fees	223		984	2,725		—		—
Transfer agent fees	11,965		10,811	16,312		3,879		3,879
Independent directors’ fees and expenses	22,377		21,597	22,377		7,662		7,662
Audit and Tax Expense	9,364		10,102	9,206		4,136		4,137
Legal	13,788		15,300	13,787		6,954		6,954
Licenses	2,713		—	195,564		625		634
Registration fees	11,501		5,930	13,685		3,099		3,095
Miscellaneous	4,459		2,414	10,274		17,244		17,422

Total other operating expenses	94,098		77,944	411,341		62,588		62,704

Total expenses before waiver/reimbursement	661,742		403,598	1,102,344		116,371		115,806
Fee waiver and expense reimbursement (Note 3)	(7,830)		(48,389)	(52,648)		(4,098)		(4,046)

Net expenses	653,912		355,209	1,049,696		112,273		111,760

Net Investment Income (Loss)	849,455		48,610	8,163,131		958,220		294,136

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Unaffiliated Investment securities	3,760,941		(74,405)	127,358,194		9,004,396		(1,965,471)
Futures contracts (Note 2)	—		—	1,713,042		118,014		(30,126)

	3,760,941		(74,405)	129,071,236		9,122,410		(1,995,597)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated Investment securities	19,929,357		11,192,616	66,953,740		6,445,610		8,515,853
Futures contracts (Note 2)	—		—	511,854		10,070		60,846

	19,929,357		11,192,616	67,465,594		6,455,680		8,576,699

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	23,690,298		11,118,211	196,536,830		15,578,090		6,581,102

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,539,753		$11,166,821	$204,699,961		$16,536,310		$6,875,238

(a)	For the period May 1, 2026 (commencement of operations) to June 30, 2026.

(b)	Net of foreign taxes as follows:

MoA Mid Cap Value Fund	$281
MoA Mid Cap Equity Index Fund	$11,075
MoA Large Cap Value Index Fund	$386
MoA Large Cap Growth Index Fund	$340

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

June 30, 2026 (Unaudited)

	MoA Balanced Fund	MoA International Fund	MoA Catholic Values Index Fund		MoA Retirement Income Fund	MoA Clear Passage 2020 Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$—	$—	$—		$4,003,577	$5,214,554
Unaffiliated dividend income	820,934	42,983,788 (a)	61,945	(a)	32	37
Interest income	1,807,680	590,414	—		—	—

Total investment income	2,628,614	43,574,202	61,945		4,003,609	5,214,591

Expenses
Investment advisory fees (Note 3)	426,476	4,581,068	7,919		73,489	99,524
Administrative fee (Note 3)	31,986	343,580	1,584		44,094	59,714
Other operating expenses
Custody and Fund administration expenses	32,889	455,945	13,848		17,467	23,424
Shareholders reports	2,228	20,929	110		3,526	4,411
Shareholder service fees	7,541	30,516	23		4,840	5,535
Transfer agent fees	12,061	16,307	11,765		16,252	15,265
Independent directors’ fees and expenses	22,377	22,377	22,377		22,379	22,377
Audit and Tax Expense	11,016	10,723	9,576		13,162	6,307
Legal	13,787	13,787	13,787		14,377	13,787
Licenses	18,056	12,614	7,700		—	—
Registration fees	11,070	15,770	8,449		19,135	14,575
Miscellaneous	2,909	17,957	1,915		2,724	3,858

Total other operating expenses	133,934	616,925	89,550		113,862	109,539

Total expenses before waiver/reimbursement	592,396	5,541,573	99,053		231,445	268,777
Fee waiver and expense reimbursement (Note 3)	(8,530)	(1,234,025)	(86,502)		(11,758)	(15,924)

Net expenses	583,866	4,307,548	12,551		219,687	252,853

Net Investment Income (Loss)	2,044,748	39,266,654	49,394		3,783,922	4,961,738

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	—	—	—		6,419,485	7,253,190
Unaffiliated Investment securities	7,710,436	123,788,351	87,364		—	—
Futures contracts (Note 2)	—	(626,020)	—		—	—
Foreign currency translation	—	(433,891)	—		—	—

	7,710,436	122,728,440	87,364		6,419,485	7,253,190

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	—	—	—		649,216	5,116,090
Unaffiliated Investment securities	5,056,441	46,263,561	713,258		—	—
Futures contracts (Note 2)	—	(61,207)	—		—	—
Foreign currency translation	—	(256,160)	—		—	—

	5,056,441	45,946,194	713,258		649,216	5,116,090

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	12,766,877	168,674,634	800,622		7,068,701	12,369,280

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,811,625	$207,941,288	$850,016		$10,852,623	$17,331,018

(a) Net of foreign taxes as follows:

MoA International Fund	$5,587,037
MoA Catholic Values Index Fund	$16

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

June 30, 2026 (Unaudited)

	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$12,831,391	$17,126,421	$17,082,200	$14,051,759	$13,713,018
Unaffiliated dividend income	59	82	—	47	48
Interest income	—	—	—	—	—

Total investment income	12,831,450	17,126,503	17,082,200	14,051,806	13,713,066

Expenses
Investment advisory fees (Note 3)	261,880	376,389	392,962	345,040	359,785
Administrative fee (Note 3)	157,128	225,833	235,777	207,024	215,871
Other operating expenses
Custody and Fund administration expenses	57,605	82,036	85,736	75,619	78,710
Shareholders reports	10,788	14,712	15,023	13,114	13,550
Shareholder service fees	17,326	19,495	16,422	15,683	14,430
Transfer agent fees	17,281	18,000	18,317	18,266	18,432
Independent directors’ fees and expenses	22,377	22,377	22,377	22,377	22,377
Audit and Tax Expense	9,140	9,140	9,140	9,140	9,140
Legal	13,788	13,788	13,787	13,787	13,788
Licenses	—	—	—	—	—
Registration fees	16,174	16,000	18,808	17,214	17,347
Miscellaneous	7,703	11,208	13,531	12,210	12,199

Total other operating expenses	172,182	206,756	213,141	197,410	199,973

Total expenses before waiver/reimbursement	591,190	808,978	841,880	749,474	775,629
Fee waiver and expense reimbursement (Note 3)	(41,901)	(60,222)	(62,874)	(55,206)	(57,566)

Net expenses	549,289	748,756	779,006	694,268	718,063

Net Investment Income (Loss)	12,282,161	16,377,747	16,303,194	13,357,538	12,995,003

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	22,561,151	40,725,462	33,067,742	26,952,634	29,375,093
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—

	22,561,151	40,725,462	33,067,742	26,952,634	29,375,093

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	21,335,031	37,750,102	65,332,595	78,414,254	95,279,418
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—

	21,335,031	37,750,102	65,332,595	78,414,254	95,279,418

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	43,896,182	78,475,564	98,400,337	105,366,888	124,654,511

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,178,343	$94,853,311	$114,703,531	$118,724,426	$137,649,514

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

June 30, 2026 (Unaudited)

	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$10,476,342	$6,344,604	$3,777,356	$1,821,783	$72,781
Unaffiliated dividend income	—	—	—	—	—
Interest income	—	—	—	—	—

Total investment income	10,476,342	6,344,604	3,777,356	1,821,783	72,781

Expenses
Investment advisory fees (Note 3)	284,618	175,608	105,137	51,130	1,820
Administrative fee (Note 3)	170,771	105,365	63,082	30,678	1,092
Other operating expenses
Custody and Fund administration expenses	62,967	40,050	25,185	13,849	3,442
Shareholders reports	10,779	6,637	4,044	2,021	105
Shareholder service fees	11,111	6,741	3,824	1,842	661
Transfer agent fees	18,606	18,625	18,502	17,863	11,982
Independent directors’ fees and expenses	22,377	22,377	22,377	22,377	22,272
Audit and Tax Expense	9,140	9,140	9,140	9,140	7,555
Legal	13,788	13,787	13,788	13,787	13,736
Licenses	—	—	—	—	—
Registration fees	15,926	17,808	14,785	12,750	14,898
Miscellaneous	9,866	7,242	5,134	3,766	1,495

Total other operating expenses	174,560	142,407	116,779	97,395	76,146

Total expenses before waiver/reimbursement	629,949	423,380	284,998	179,203	79,058
Fee waiver and expense reimbursement (Note 3)	(45,539)	(28,097)	(16,822)	(8,181)	(73,363)

Net expenses	584,410	395,283	268,176	171,022	5,695

Net Investment Income (Loss)	9,891,932	5,949,321	3,509,180	1,650,761	67,086

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	22,113,321	9,726,424	10,382,348	6,242,197	103,416
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—

	22,113,321	9,726,424	10,382,348	6,242,197	103,416

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	81,959,736	56,679,028	30,630,585	14,148,563	651,174
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—

	81,959,736	56,679,028	30,630,585	14,148,563	651,174

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	104,073,057	66,405,452	41,012,933	20,390,760	754,590

Net Increase (Decrease) in Net Assets Resulting from Operations	$113,964,989	$72,354,773	$44,522,113	$22,041,521	$821,676

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

June 30, 2026 (Unaudited)

	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund	MoA US Government Money Market Fund	MoA Intermediate Bond Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$1,788,222	$3,963,780	$2,817,489	$—	$—
Unaffiliated dividend income	13	—	—	4,856	9,751
Interest income	—	—	—	9,710,100	22,526,263

Total investment income	1,788,235	3,963,780	2,817,489	9,714,956	22,536,014

Expenses
Investment advisory fees (Note 3)	—	—	—	395,365	2,071,083
Administrative fee (Note 3)	21,537	58,656	51,216	79,073	155,331
Other operating expenses
Custody and Fund administration expenses	9,508	22,283	20,150	34,691	73,978
Shareholders reports	1,464	3,937	3,290	5,189	9,542
Shareholder service fees	780	1,333	916	35	1,617
Transfer agent fees	11,855	12,053	12,159	13,784	12,091
Independent directors’ fees and expenses	22,377	22,377	22,377	22,377	22,377
Audit and Tax Expense	9,048	9,835	9,835	10,741	9,535
Legal	13,788	13,787	13,788	13,788	13,787
Licenses	—	—	—	1,330	—
Registration fees	11,314	11,384	11,840	13,682	12,320
Miscellaneous	2,190	3,525	3,188	3,358	7,941

Total other operating expenses	82,324	100,514	97,543	118,975	163,188

Total expenses before waiver/reimbursement	103,861	159,170	148,759	593,413	2,389,602
Fee waiver and expense reimbursement (Note 3)	(5,743)	(15,642)	(13,658)	(21,086)	(41,422)

Net expenses	98,118	143,528	135,101	572,327	2,348,180

Net Investment Income (Loss)	1,690,117	3,820,252	2,682,388	9,142,629	20,187,834

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	2,392,894	23,690,002	20,066,412	—	—
Unaffiliated Investment securities	—	—	—	429	(3,184,398)
Futures contracts (Note 2)	—	—	—	—	—

	2,392,894	23,690,002	20,066,412	429	(3,184,398)

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	2,676,790	(822,542)	10,913,447	—	—
Unaffiliated Investment securities	—	—	—	—	(13,535,718)
Futures contracts (Note 2)	—	—	—	—	—

	2,676,790	(822,542)	10,913,447	—	(13,535,718)

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	5,069,684	22,867,460	30,979,859	429	(16,720,116)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,759,801	$26,687,712	$33,662,247	$9,143,058	$3,467,718

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

June 30, 2026 (Unaudited)

	MoA Core Bond Fund	MoA Inflation Focused Bond Fund(a)
INVESTMENT INCOME AND EXPENSES
Investment Income:
Unaffiliated dividend income	7,869	2,324
Interest income	48,710,770	1,379,148

Total investment income	48,718,639	1,381,472

Expenses
Investment advisory fees (Note 3)	4,260,159	26,502
Administrative fee (Note 3)	327,705	3,180
Other operating expenses
Custody and Fund administration expenses	167,565	5,383
Shareholders reports	21,958	830
Shareholder service fees	4,257	—
Transfer agent fees	12,696	3,332
Independent directors’ fees and expenses	22,377	7,637
Audit and Tax Expense	9,523	4,616
Legal	13,787	6,954
Licenses	—	—
Registration fees	12,661	2,230
Miscellaneous	20,919	17,317

Total other operating expenses	285,743	48,299

Total expenses before waiver/reimbursement	4,873,607	77,981
Fee waiver and expense reimbursement (Note 3)	(87,388)	(40,878)

Net expenses	4,786,219	37,103

Net Investment Income (Loss)	43,932,420	1,344,369

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Unaffiliated Investment securities	(297,226)	(76,050)
Futures contracts (Note 2)	—	—

	(297,226)	(76,050)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated Investment securities	(33,320,237)	(1,871,330)
Futures contracts (Note 2)	—	—

	(33,320,237)	(1,871,330)

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	(33,617,463)	(1,947,380)

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,314,957	$(603,011)

(a) For the period May 1, 2026 (commencement of operations) to June 30, 2026.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2026

	MoA Equity Index Fund		MoA All America Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$33,321,836	$67,964,577	$1,000,718	$2,393,070
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	639,373,407	504,131,247	70,423,949	37,013,419
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(75,019,798)	384,041,984	(36,072,823)	(5,985,667)

	564,353,609	888,173,231	34,351,126	31,027,752

Net Increase (Decrease) in Net Assets Resulting from Operations	597,675,445	956,137,808	35,351,844	33,420,822

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(31,940,384)	(671,892,172)	(934,733)	(43,744,756)

Net Increase (Decrease) in Net Assets from Distributions	(31,940,384)	(671,892,172)	(934,733)	(43,744,756)

Capital Transactions (Note 5)
Proceeds from the sale of shares	212,428,855	453,289,446	4,043,175	4,241,307
Distributions reinvested	31,939,780	671,879,118	934,370	43,740,678
Cost of shares redeemed	(1,015,809,011)	(1,103,575,227)	(22,859,442)	(49,882,760)

Net Increase (Decrease) in Net Assets from Capital Transactions	(771,440,376)	21,593,337	(17,881,897)	(1,900,775)

Total Increase (Decrease) in Net Assets	(205,705,315)	305,838,973	16,535,214	(12,224,709)
Net Assets, Beginning of Period	6,173,800,926	5,867,961,953	296,419,036	308,643,745

Net Assets, End of Period	$5,968,095,611	$6,173,800,926	$312,954,250	$296,419,036

Other Information (Note 5)
Shares outstanding at beginning of period	88,167,659	88,017,819	13,406,397	13,384,323

Shares issued	2,936,620	6,563,493	175,569	178,374
Shares issued as reinvestment of distributions	417,896	9,520,023	38,044	1,939,045
Shares redeemed	(13,720,003)	(15,933,676)	(983,426)	(2,095,345)

Net increase (decrease)	(10,365,487)	149,840	(769,813)	22,074

Shares outstanding at end of period	77,802,172	88,167,659	12,636,584	13,406,397

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Small Cap Value Fund		MoA Small Cap Growth Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,990,408	$4,776,692	$(461,603)	$(615,630)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	25,357,500	16,360,446	42,716,158	6,458,829
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	42,157,567	(12,388,679)	60,221,851	30,001,459

	67,515,067	3,971,767	102,938,009	36,460,288

Net Increase (Decrease) in Net Assets Resulting from Operations	69,505,475	8,748,459	102,476,406	35,844,658

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(1,743,350)	(18,314,641)	—	(3,977,561)

Net Increase (Decrease) in Net Assets from Distributions	(1,743,350)	(18,314,641)	—	(3,977,561)

Capital Transactions (Note 5)
Proceeds from the sale of shares	9,304,750	36,894,627	11,053,888	64,167,467
Distributions reinvested	1,743,236	18,313,479	—	3,977,561
Cost of shares redeemed	(33,272,509)	(76,658,492)	(39,975,658)	(72,145,170)

Net Increase (Decrease) in Net Assets from Capital Transactions	(22,224,523)	(21,450,386)	(28,921,770)	(4,000,142)

Total Increase (Decrease) in Net Assets	45,537,602	(31,016,568)	73,554,636	27,866,955
Net Assets, Beginning of Period	366,683,362	397,699,930	425,558,359	397,691,404

Net Assets, End of Period	$412,220,964	$366,683,362	$499,112,995	$425,558,359

Other Information (Note 5)
Shares outstanding at beginning of period	26,037,071	27,418,645	28,737,230	28,872,840

Shares issued	603,259	2,749,725	675,375	4,812,467
Shares issued as reinvestment of distributions	105,523	1,267,107	—	255,792
Shares redeemed	(2,168,596)	(5,398,406)	(2,456,982)	(5,203,869)

Net increase (decrease)	(1,459,814)	(1,381,574)	(1,781,607)	(135,610)

Shares outstanding at end of period	24,577,257	26,037,071	26,955,623	28,737,230

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Small Cap Equity Index Fund		MoA Mid Cap Value Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,315,047	$2,825,393	$849,455	$2,307,136
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	8,454,388	9,532,570	3,760,941	8,655,406
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	31,159,582	(3,983,316)	19,929,357	(7,248,223)

	39,613,970	5,549,254	23,690,298	1,407,183

Net Increase (Decrease) in Net Assets Resulting from Operations	40,929,017	8,374,647	24,539,753	3,714,319

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(1,210,261)	(8,755,723)	(783,175)	(14,918,586)

Net Increase (Decrease) in Net Assets from Distributions	(1,210,261)	(8,755,723)	(783,175)	(14,918,586)

Capital Transactions (Note 5)
Proceeds from the sale of shares	14,984,734	27,787,710	24,897,935	19,717,353
Distributions reinvested	1,210,247	8,755,723	783,175	14,918,586
Cost of shares redeemed	(11,978,621)	(75,714,985)	(15,004,982)	(51,189,402)

Net Increase (Decrease) in Net Assets from Capital Transactions	4,216,360	(39,171,552)	10,676,128	(16,553,463)

Total Increase (Decrease) in Net Assets	43,935,116	(39,552,628)	34,432,706	(27,757,730)
Net Assets, Beginning of Period	170,481,309	210,033,937	185,295,544	213,053,274

Net Assets, End of Period	$214,416,425	$170,481,309	$219,728,250	$185,295,544

Other Information (Note 5)
Shares outstanding at beginning of period	16,120,063	19,961,552	11,495,017	12,478,741

Shares issued	1,290,016	2,766,450	1,456,273	1,172,864
Shares issued as reinvestment of distributions	96,204	813,259	44,023	906,041
Shares redeemed	(1,033,481)	(7,421,198)	(878,636)	(3,062,629)

Net increase (decrease)	352,739	(3,841,489)	621,660	(983,724)

Shares outstanding at end of period	16,472,802	16,120,063	12,116,677	11,495,017

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Mid Cap Growth Fund		MoA Mid Cap Equity Index Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025(a)	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$48,610	$54,915	$8,163,131	$20,280,560
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	(74,405)	(903,298)	129,071,236	135,916,905
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	11,192,616	(3,480,928)	67,465,594	(60,070,290)

	11,118,211	(4,384,226)	196,536,830	75,846,615

Net Increase (Decrease) in Net Assets Resulting from Operations	11,166,821	(4,329,311)	204,699,961	96,127,175

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(35,851)	(63,237)	(7,473,065)	(144,782,843)

Net Increase (Decrease) in Net Assets from Distributions	(35,851)	(63,237)	(7,473,065)	(144,782,843)

Capital Transactions (Note 5)
Proceeds from the sale of shares	27,108,724	113,626,175	41,761,381	92,822,643
Distributions reinvested	35,851	63,237	7,472,908	144,779,733
Cost of shares redeemed	(8,625,842)	(2,813,025)	(272,874,012)	(399,191,649)

Net Increase (Decrease) in Net Assets from Capital Transactions	18,518,733	110,876,387	(223,639,723)	(161,589,273)

Total Increase (Decrease) in Net Assets	29,649,703	106,483,839	(26,412,827)	(210,244,941)
Net Assets, Beginning of Period	106,483,839	—	1,331,547,839	1,541,792,780

Net Assets, End of Period	$136,133,542	$106,483,839	$1,305,135,012	$1,331,547,839

Other Information (Note 5)
Shares outstanding at beginning of period	11,071,776	—	66,258,504	73,711,336

Shares issued	2,760,265	11,349,496	1,920,420	4,500,982
Shares issued as reinvestment of distributions	3,487	6,379	322,943	7,010,493
Shares redeemed	(879,421)	(284,099)	(12,790,297)	(18,964,307)

Net increase (decrease)	1,884,331	11,071,776	(10,546,934)	(7,452,832)

Shares outstanding at end of period	12,956,107	11,071,776	55,711,570	66,258,504

(a) For the period September 8, 2025 (commencement of operations) to December 31, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Large Cap Value Index Fund	MoA Large Cap Growth Index Fund
	For the Period Ended June 30, 2026 (Unaudited)(a)	For the Period Ended June 30, 2026 (Unaudited)(a)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$958,220	$294,136
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	9,122,410	(1,995,597)
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	6,455,680	8,576,699

	15,578,090	6,581,102

Net Increase (Decrease) in Net Assets Resulting from Operations	16,536,310	6,875,238

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(821,887)	(266,399)

Net Increase (Decrease) in Net Assets from Distributions	(821,887)	(266,399)

Capital Transactions (Note 5)
Proceeds from the sale of shares	345,478,341	345,778,341
Distributions reinvested	821,887	266,399
Cost of shares redeemed	(4,689,039)	(4,689,039)

Net Increase (Decrease) in Net Assets from Capital Transactions	341,611,189	341,355,701

Total Increase (Decrease) in Net Assets	357,325,612	347,964,540

Net Assets, End of Period	$357,325,612	$347,964,540

Other Information (Note 5)
Shares issued	34,372,812	34,040,629
Shares issued as reinvestment of distributions	77,904	26,272
Shares redeemed	(452,692)	(459,401)

Net increase (decrease)	33,998,024	33,607,500

Shares outstanding at end of period	33,998,024	33,607,500

(a)	For the period May 1, 2026 (commencement of operations) to June 30, 2026.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Balanced Fund		MoA International Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,044,748	$4,155,245	$39,266,654	$52,976,696
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	7,710,436	18,931,756	122,728,440	55,731,665
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	5,056,441	12,058,557	45,946,194	496,119,341

	12,766,877	30,990,313	168,674,634	551,851,006

Net Increase (Decrease) in Net Assets Resulting from Operations	14,811,625	35,145,558	207,941,288	604,827,702

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(1,940,858)	(22,780,617)	(38,260,878)	(73,454,002)

Net Increase (Decrease) in Net Assets from Distributions	(1,940,858)	(22,780,617)	(38,260,878)	(73,454,002)

Capital Transactions (Note 5)
Proceeds from the sale of shares	10,035,049	21,280,053	106,789,933	215,073,853
Distributions reinvested	1,938,177	22,776,980	38,243,040	73,447,245
Cost of shares redeemed	(15,568,566)	(42,804,789)	(229,790,938)	(261,643,721)

Net Increase (Decrease) in Net Assets from Capital Transactions	(3,595,340)	1,252,244	(84,757,965)	26,877,377

Total Increase (Decrease) in Net Assets	9,275,427	13,617,185	84,922,445	558,251,077
Net Assets, Beginning of Period	212,421,334	198,804,149	2,214,397,419	1,656,146,342

Net Assets, End of Period	$221,696,761	$212,421,334	$2,299,319,864	$2,214,397,419

Other Information (Note 5)
Shares outstanding at beginning of period	9,836,610	9,781,899	201,362,338	199,340,544

Shares issued	450,804	966,824	9,163,102	21,819,558
Shares issued as reinvestment of distributions	84,859	1,047,534	3,202,935	7,106,957
Shares redeemed	(701,282)	(1,959,647)	(19,914,397)	(26,904,721)

Net increase (decrease)	(165,619)	54,711	(7,548,360)	2,021,794

Shares outstanding at end of period	9,670,991	9,836,610	193,813,978	201,362,338

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Catholic Values Index Fund		MoA Retirement Income Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$49,394	$82,922	$3,783,922	$8,314,241
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	87,364	311,648	6,419,485	5,669,295
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	713,258	961,655	649,216	15,496,307

	800,622	1,273,303	7,068,701	21,165,602

Net Increase (Decrease) in Net Assets Resulting from Operations	850,016	1,356,225	10,852,623	29,479,843

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(46,129)	(400,966)	(3,781,366)	(12,747,274)

Net Increase (Decrease) in Net Assets from Distributions	(46,129)	(400,966)	(3,781,366)	(12,747,274)

Capital Transactions (Note 5)
Proceeds from the sale of shares	1,270,142	1,391,791	21,758,266	35,144,529
Shares issued in merger (Note 7)	—	—	—	100,617,168
Distributions reinvested	46,070	400,966	3,781,366	12,747,274
Cost of shares redeemed	(200,678)	(433,670)	(32,605,351)	(75,158,352)

Net Increase (Decrease) in Net Assets from Capital Transactions	1,115,534	1,359,087	(7,065,719)	73,350,619

Total Increase (Decrease) in Net Assets	1,919,421	2,314,346	5,538	90,083,188
Net Assets, Beginning of Period	9,867,708	7,553,362	298,007,733	207,924,545

Net Assets, End of Period	$11,787,129	$9,867,708	$298,013,271	$298,007,733

Other Information (Note 5)
Shares outstanding at beginning of period	550,787	474,249	25,406,676	18,773,469

Shares issued	68,931	81,085	1,830,247	3,030,755
Shares issued in merger (Note 7)	—	—	—	9,018,946
Shares issued as reinvestment of distributions	2,385	22,373	316,168	1,092,879
Shares redeemed	(10,831)	(26,920)	(2,740,598)	(6,509,373)

Net increase (decrease)	60,485	76,538	(594,183)	6,633,207

Shares outstanding at end of period	611,272	550,787	24,812,493	25,406,676

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Clear Passage 2020 Fund		MoA Clear Passage 2025 Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,961,738	$12,410,916	$12,282,161	$29,124,889
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	7,253,190	11,706,038	22,561,151	45,069,518
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	5,116,090	20,645,707	21,335,031	53,937,942

	12,369,280	32,351,745	43,896,182	99,007,460

Net Increase (Decrease) in Net Assets Resulting from Operations	17,331,018	44,762,661	56,178,343	128,132,349

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(4,962,770)	(29,886,891)	(12,288,823)	(85,535,774)

Net Increase (Decrease) in Net Assets from Distributions	(4,962,770)	(29,886,891)	(12,288,823)	(85,535,774)

Capital Transactions (Note 5)
Proceeds from the sale of shares	14,071,265	23,656,794	43,895,541	93,758,441
Distributions reinvested	4,962,770	29,886,891	12,288,823	85,535,774
Cost of shares redeemed	(41,695,089)	(119,908,885)	(109,383,108)	(266,248,078)

Net Increase (Decrease) in Net Assets from Capital Transactions	(22,661,054)	(66,365,200)	(53,198,744)	(86,953,863)

Total Increase (Decrease) in Net Assets	(10,292,806)	(51,489,430)	(9,309,224)	(44,357,288)
Net Assets, Beginning of Period	407,652,345	459,141,775	1,067,045,437	1,111,402,725

Net Assets, End of Period	$397,359,539	$407,652,345	$1,057,736,213	$1,067,045,437

Other Information (Note 5)
Shares outstanding at beginning of period	38,140,835	44,342,323	85,149,612	92,144,987

Shares issued	1,293,884	2,183,902	3,426,297	7,379,882
Shares issued as reinvestment of distributions	452,395	2,789,697	946,751	6,818,362
Shares redeemed	(3,837,449)	(11,175,087)	(8,549,520)	(21,193,619)

Net increase (decrease)	(2,091,170)	(6,201,488)	(4,176,472)	(6,995,375)

Shares outstanding at end of period	36,049,665	38,140,835	80,973,140	85,149,612

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Clear Passage 2030 Fund		MoA Clear Passage 2035 Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$16,377,747	$35,942,813	$16,303,194	$33,374,516
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	40,725,462	83,299,945	33,067,742	99,063,244
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	37,750,102	66,283,101	65,332,595	74,984,937

	78,475,564	149,583,046	98,400,337	174,048,181

Net Increase (Decrease) in Net Assets Resulting from Operations	94,853,311	185,525,859	114,703,531	207,422,697

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(16,378,229)	(122,975,560)	(16,301,231)	(134,245,451)

Net Increase (Decrease) in Net Assets from Distributions	(16,378,229)	(122,975,560)	(16,301,231)	(134,245,451)

Capital Transactions (Note 5)
Proceeds from the sale of shares	77,849,478	147,809,777	85,448,586	155,809,509
Distributions reinvested	16,378,227	122,975,560	16,301,231	134,245,451
Cost of shares redeemed	(124,747,881)	(240,869,221)	(105,223,122)	(209,831,818)

Net Increase (Decrease) in Net Assets from Capital Transactions	(30,520,176)	29,916,116	(3,473,305)	80,223,142

Total Increase (Decrease) in Net Assets	47,954,906	92,466,415	94,928,995	153,400,388
Net Assets, Beginning of Period	1,501,207,115	1,408,740,700	1,552,629,486	1,399,229,098

Net Assets, End of Period	$1,549,162,021	$1,501,207,115	$1,647,558,481	$1,552,629,486

Other Information (Note 5)
Shares outstanding at beginning of period	107,407,449	105,328,827	104,848,651	99,488,517

Shares issued	5,433,764	10,457,283	5,601,679	10,452,256
Shares issued as reinvestment of distributions	1,121,796	8,795,914	1,044,951	9,079,900
Shares redeemed	(8,704,770)	(17,174,575)	(6,920,408)	(14,172,022)

Net increase (decrease)	(2,149,210)	2,078,622	(273,778)	5,360,134

Shares outstanding at end of period	105,258,239	107,407,449	104,574,873	104,848,651

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Clear Passage 2040 Fund		MoA Clear Passage 2045 Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$13,357,538	$26,427,482	$12,995,003	$25,727,414
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	26,952,634	92,190,905	29,375,093	100,385,676
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	78,414,254	79,069,264	95,279,418	86,586,098

	105,366,888	171,260,169	124,654,511	186,971,774

Net Increase (Decrease) in Net Assets Resulting from Operations	118,724,426	197,687,651	137,649,514	212,699,188

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(13,362,588)	(108,478,542)	(13,001,649)	(114,521,496)

Net Increase (Decrease) in Net Assets from Distributions	(13,362,588)	(108,478,542)	(13,001,649)	(114,521,496)

Capital Transactions (Note 5)
Proceeds from the sale of shares	73,425,337	136,738,564	65,132,569	129,152,208
Distributions reinvested	13,361,529	108,478,542	13,001,553	114,521,496
Cost of shares redeemed	(86,897,505)	(190,213,146)	(83,659,216)	(171,554,803)

Net Increase (Decrease) in Net Assets from Capital Transactions	(110,639)	55,003,960	(5,525,094)	72,118,901

Total Increase (Decrease) in Net Assets	105,251,199	144,213,069	119,122,771	170,296,593
Net Assets, Beginning of Period	1,347,775,212	1,203,562,143	1,401,922,825	1,231,626,232

Net Assets, End of Period	$1,453,026,411	$1,347,775,212	$1,521,045,596	$1,401,922,825

Other Information (Note 5)
Shares outstanding at beginning of period	88,175,381	84,624,705	92,254,452	87,561,925

Shares issued	4,644,488	9,004,415	4,128,706	8,583,425
Shares issued as reinvestment of distributions	819,726	7,126,878	795,689	7,576,963
Shares redeemed	(5,495,747)	(12,580,617)	(5,302,405)	(11,467,861)

Net increase (decrease)	(31,534)	3,550,676	(378,010)	4,692,527

Shares outstanding at end of period	88,143,847	88,175,381	91,876,442	92,254,452

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Clear Passage 2050 Fund		MoA Clear Passage 2055 Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$9,891,932	$19,199,282	$5,949,321	$11,033,800
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	22,113,321	84,661,190	9,726,424	45,815,488
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	81,959,736	65,108,803	56,679,028	45,536,909

	104,073,057	149,769,993	66,405,452	91,352,397

Net Increase (Decrease) in Net Assets Resulting from Operations	113,964,989	168,969,275	72,354,773	102,386,197

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(9,899,392)	(94,914,659)	(5,958,411)	(49,697,193)

Net Increase (Decrease) in Net Assets from Distributions	(9,899,392)	(94,914,659)	(5,958,411)	(49,697,193)

Capital Transactions (Note 5)
Proceeds from the sale of shares	61,565,751	110,233,858	51,802,224	97,810,828
Distributions reinvested	9,899,299	94,914,659	5,958,277	49,697,193
Cost of shares redeemed	(68,258,435)	(151,910,382)	(43,244,060)	(87,995,686)

Net Increase (Decrease) in Net Assets from Capital Transactions	3,206,615	53,238,135	14,516,441	59,512,335

Total Increase (Decrease) in Net Assets	107,272,212	127,292,751	80,912,803	112,201,339
Net Assets, Beginning of Period	1,103,902,396	976,609,645	673,194,607	560,993,268

Net Assets, End of Period	$1,211,174,608	$1,103,902,396	$754,107,410	$673,194,607

Other Information (Note 5)
Shares outstanding at beginning of period	56,010,636	53,346,612	41,705,906	38,032,194

Shares issued	3,004,590	5,638,962	3,081,186	6,183,395
Shares issued as reinvestment of distributions	464,974	4,837,981	340,863	3,100,361
Shares redeemed	(3,325,780)	(7,812,919)	(2,568,971)	(5,610,044)

Net increase (decrease)	143,784	2,664,024	853,078	3,673,712

Shares outstanding at end of period	56,154,420	56,010,636	42,558,984	41,705,906

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Clear Passage 2060 Fund		MoA Clear Passage 2065 Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,509,180	$6,204,948	$1,650,761	$2,577,727
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	10,382,348	23,822,947	6,242,197	13,499,797
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	30,630,585	29,783,265	14,148,563	9,796,072

	41,012,933	53,606,212	20,390,760	23,295,869

Net Increase (Decrease) in Net Assets Resulting from Operations	44,522,113	59,811,160	22,041,521	25,873,596

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(3,515,572)	(23,828,024)	(1,655,261)	(10,909,874)

Net Increase (Decrease) in Net Assets from Distributions	(3,515,572)	(23,828,024)	(1,655,261)	(10,909,874)

Capital Transactions (Note 5)
Proceeds from the sale of shares	43,069,983	74,264,381	37,934,525	56,463,786
Distributions reinvested	3,515,489	23,828,024	1,655,183	10,909,874
Cost of shares redeemed	(28,024,997)	(48,505,509)	(14,222,160)	(20,138,523)

Net Increase (Decrease) in Net Assets from Capital Transactions	18,560,475	49,586,896	25,367,548	47,235,137

Total Increase (Decrease) in Net Assets	59,567,016	85,570,032	45,753,808	62,198,859
Net Assets, Beginning of Period	396,647,756	311,077,724	184,385,550	122,186,691

Net Assets, End of Period	$456,214,772	$396,647,756	$230,139,358	$184,385,550

Other Information (Note 5)
Shares outstanding at beginning of period	28,119,837	24,519,592	12,628,450	9,286,050

Shares issued	2,924,482	5,481,311	2,490,273	4,016,660
Shares issued as reinvestment of distributions	229,471	1,705,503	104,231	753,611
Shares redeemed	(1,897,128)	(3,586,569)	(931,487)	(1,427,871)

Net increase (decrease)	1,256,825	3,600,245	1,663,017	3,342,400

Shares outstanding at end of period	29,376,662	28,119,837	14,291,467	12,628,450

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Clear Passage 2070 Fund		MoA Conservative Allocation Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025(a)	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$67,086	$37,323	$1,690,117	$4,369,028
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	103,416	261,346	2,392,894	5,689,996
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	651,174	30,101	2,676,790	5,433,156

	754,590	291,447	5,069,684	11,123,152

Net Increase (Decrease) in Net Assets Resulting from Operations	821,676	328,770	6,759,801	15,492,180

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(67,305)	(65,655)	(1,689,526)	(10,135,238)

Net Increase (Decrease) in Net Assets from Distributions	(67,305)	(65,655)	(1,689,526)	(10,135,238)

Capital Transactions (Note 5)
Proceeds from the sale of shares	4,994,689	4,641,683	5,616,688	8,610,904
Distributions reinvested	67,234	65,655	1,689,526	10,135,238
Cost of shares redeemed	(409,503)	(141,716)	(14,211,077)	(30,253,540)

Net Increase (Decrease) in Net Assets from Capital Transactions	4,652,420	4,565,622	(6,904,863)	(11,507,398)

Total Increase (Decrease) in Net Assets	5,406,791	4,828,737	(1,834,588)	(6,150,456)
Net Assets, Beginning of Period	4,828,737	—	146,451,024	152,601,480

Net Assets, End of Period	$10,235,528	$4,828,737	$144,616,436	$146,451,024

Other Information (Note 5)
Shares outstanding at beginning of period	413,359	—	12,375,907	13,347,683

Shares issued	405,038	419,809	468,623	723,069
Shares issued as reinvestment of distributions	5,261	5,723	138,827	855,669
Shares redeemed	(33,366)	(12,173)	(1,181,138)	(2,550,514)

Net increase (decrease)	376,933	413,359	(573,688)	(971,776)

Shares outstanding at end of period	790,292	413,359	11,802,219	12,375,907

(a)	For the period May 1, 2025 (commencement of operations) to December 31, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Moderate Allocation Fund		MoA Aggressive Allocation Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,820,252	$10,054,911	$2,682,388	$6,725,314
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	23,690,002	30,443,238	20,066,412	29,211,542
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(822,542)	15,128,591	10,913,447	13,673,543

	22,867,460	45,571,829	30,979,859	42,885,085

Net Increase (Decrease) in Net Assets Resulting from Operations	26,687,712	55,626,740	33,662,247	49,610,399

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(3,824,834)	(38,659,723)	(2,686,775)	(33,396,361)

Net Increase (Decrease) in Net Assets from Distributions	(3,824,834)	(38,659,723)	(2,686,775)	(33,396,361)

Capital Transactions (Note 5)
Proceeds from the sale of shares	7,763,228	12,281,770	4,333,858	5,632,099
Distributions reinvested	3,824,834	38,659,723	2,686,767	33,396,361
Cost of shares redeemed	(32,525,883)	(69,992,869)	(20,935,012)	(52,001,913)

Net Increase (Decrease) in Net Assets from Capital Transactions	(20,937,821)	(19,051,376)	(13,914,387)	(12,973,453)

Total Increase (Decrease) in Net Assets	1,925,057	(2,084,359)	17,061,085	3,240,585
Net Assets, Beginning of Period	394,597,291	396,681,650	338,364,604	335,124,019

Net Assets, End of Period	$396,522,348	$394,597,291	$355,425,689	$338,364,604

Other Information (Note 5)
Shares outstanding at beginning of period	28,215,295	29,526,390	21,541,022	22,355,524

Shares issued	541,970	868,001	264,907	356,532
Shares issued as reinvestment of distributions	260,725	2,762,023	158,324	2,127,986
Shares redeemed	(2,260,107)	(4,941,119)	(1,278,753)	(3,299,020)

Net increase (decrease)	(1,457,412)	(1,311,095)	(855,522)	(814,502)

Shares outstanding at end of period	26,757,883	28,215,295	20,685,500	21,541,022

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA US Government Money Market Fund		MoA Intermediate Bond Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$9,142,629	$20,935,293	$20,187,834	$36,572,227
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	429	3,686	(3,184,398)	(2,306,839)
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	—	—	(13,535,718)	25,241,371

	429	3,686	(16,720,116)	22,934,532

Net Increase (Decrease) in Net Assets Resulting from Operations	9,143,058	20,938,979	3,467,718	59,506,759

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(9,142,703)	(21,285,242)	(17,058,881)	(36,591,293)

Net Increase (Decrease) in Net Assets from Distributions	(9,142,703)	(21,285,242)	(17,058,881)	(36,591,293)

Capital Transactions (Note 5)
Proceeds from the sale of shares	135,675,932	150,662,046	155,995,196	335,412,175
Distributions reinvested	9,137,756	21,284,773	17,058,568	36,591,443
Cost of shares redeemed	(115,299,471)	(178,056,961)	(219,847,024)	(233,166,287)

Net Increase (Decrease) in Net Assets from Capital Transactions	29,514,217	(6,110,142)	(46,793,260)	138,837,331

Total Increase (Decrease) in Net Assets	29,514,572	(6,456,405)	(60,384,423)	161,752,797
Net Assets, Beginning of Period	509,426,350	515,882,755	1,060,993,983	899,241,186

Net Assets, End of Period	$538,940,922	$509,426,350	$1,000,609,560	$1,060,993,983

Other Information (Note 5)
Shares outstanding at beginning of period	509,772,111	515,882,108	108,313,736	94,137,008

Shares issued	135,675,932	150,662,191	16,082,845	34,447,939
Shares issued as reinvestment of distributions	9,137,756	21,284,773	1,755,186	3,762,478
Shares redeemed	(115,299,471)	(178,056,961)	(22,667,890)	(24,033,689)

Net increase (decrease)	29,514,217	(6,109,997)	(4,829,859)	14,176,728

Shares outstanding at end of period	539,286,328	509,772,111	103,483,877	108,313,736

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

June 30, 2026

	MoA Core Bond Fund		MoA Inflation Focused Bond Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Period Ended June 30, 2026 (Unaudited)(a)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$43,932,420	$90,263,562	$1,344,369
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	(297,226)	(1,249,629)	(76,050)
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(33,320,237)	73,057,443	(1,871,330)

	(33,617,463)	71,807,814	(1,947,380)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,314,957	162,071,376	(603,011)

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(36,409,796)	(92,224,413)	(678,367)

Net Increase (Decrease) in Net Assets from Distributions	(36,409,796)	(92,224,413)	(678,367)

Capital Transactions (Note 5)
Proceeds from the sale of shares	225,406,817	282,922,206	151,950,965
Distributions reinvested	36,403,228	92,209,062	678,367
Cost of shares redeemed	(211,651,572)	(440,736,709)	(3,276,134)

Net Increase (Decrease) in Net Assets from Capital Transactions	50,158,473	(65,605,441)	149,353,198

Total Increase (Decrease) in Net Assets	24,063,634	4,241,522	148,071,820
Net Assets, Beginning of Period	2,213,315,266	2,209,073,744	—

Net Assets, End of Period	$2,237,378,900	$2,213,315,266	$148,071,820

Other Information (Note 5)
Shares outstanding at beginning of period	176,982,905	182,212,676	—

Shares issued	18,231,459	23,090,815	15,341,772
Shares issued as reinvestment of distributions	2,932,642	7,451,178	68,730
Shares redeemed	(17,064,500)	(35,771,764)	(331,629)

Net increase (decrease)	4,099,601	(5,229,771)	15,078,873

Shares outstanding at end of period	181,082,506	176,982,905	15,078,873

(a)	For the period May 1, 2026 (commencement of operations) to June 30, 2026.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Equity Index Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$70.02		$66.67		$58.29		$48.82		$62.41		$51.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.42		0.83		0.87		0.87		0.79		0.73
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	6.67		10.96		13.68		11.79		(12.20)		13.70

Total from Investment Operations	7.09		11.79		14.55		12.66		(11.41)		14.43

Less Distributions
From Net Investment Income	(0.40)		(0.83)		(0.87)		(0.85)		(0.78)		(0.70)
From Net Realized Gains	—		(7.61)		(5.30)		(2.34)		(1.40)		(2.47)

Total Distributions	(0.40)		(8.44)		(6.17)		(3.19)		(2.18)		(3.17)

Net Asset Value, End of Period	$76.71		$70.02		$66.67		$58.29		$48.82		$62.41

Total Return (%)(b)	10.14		17.68		24.83		26.12		(18.24)		28.50
Net Assets, End of Period ($ millions)	5,968		6,174		5,868		5,201		4,330		4,992
Ratio of Net Income (Loss) to Average Net Assets (%)	1.10		1.17		1.28		1.57		1.51		1.27
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.14		0.14		0.14		0.14		0.14		0.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.13		0.14		0.13		0.14		0.14		0.13
Portfolio Turnover Rate (%)(c)	2.03		2.55		8.64		4.07		3.14		7.01

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

$	$	$	$	$	$
MoA All America Fund
Years Ended December 31,
Six Months
Ended
June 30, 2026
(Unaudited)(a)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.11	$23.06	$21.58	$19.76	$27.73	$24.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.08	0.20	0.24	0.25	0.25	0.25
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.65	2.61	3.94	3.67	(5.21)	6.18

Total from Investment Operations	2.73	2.81	4.18	3.92	(4.96)	6.43

Less Distributions
From Net Investment Income	(0.07)	(0.19)	(0.23)	(0.24)	(0.25)	(0.20)
From Net Realized Gains	—	(3.57)	(2.47)	(1.86)	(2.76)	(2.68)

Total Distributions	(0.07)	(3.76)	(2.70)	(2.10)	(3.01)	(2.88)

Net Asset Value, End of Period	$24.77	$22.11	$23.06	$21.58	$19.7	6	$27.73

Total Return (%)(b)	12.37	11.96	19.12	20.33	(17.70)	27.07
Net Assets, End of Period ($ millions)	313	296	309	299	281	374
Ratio of Net Income (Loss) to Average Net Assets (%)	0.67	0.81	0.97	1.17	1.07	0.90
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.54	0.55	0.51	0.53	0.54	0.49
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.53	0.54	0.50	0.53	0.54	0.49
Portfolio Turnover Rate (%)(c)	55.38	20.64	30.64	31.84	19.24	19.84

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Small Cap Value Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$14.08		$14.50		$13.80		$13.44		$16.52		$13.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.08		0.18		0.20		0.24		0.19		0.17
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.68		0.13		1.39		1.00		(1.83)		4.12

Total from Investment Operations	2.76		0.31		1.59		1.24		(1.64)		4.29

Less Distributions
From Net Investment Income	(0.07)		(0.18)		(0.18)		(0.22)		(0.18)		(0.09)
From Net Realized Gains	—		(0.55)		(0.71)		(0.66)		(1.26)		(1.13)

Total Distributions	(0.07)		(0.73)		(0.89)		(0.88)		(1.44)		(1.22)

Net Asset Value, End of Period	$16.77		$14.08		$14.50		$13.80		$13.44		$16.52

Total Return (%)(b)	19.62		2.00		11.29		9.59		(9.82)		32.29
Net Assets, End of Period ($ millions)	412		367		398		409		413		580
Ratio of Net Income (Loss) to Average Net Assets (%)	1.04		1.27		1.33		1.78		1.15		1.03
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.84		0.85		0.82		0.84		0.82		0.80
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.83		0.84		0.81		0.84		0.82		0.80
Portfolio Turnover Rate (%)(c)	17.74		37.96		47.84		22.33		8.40		33.93

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Small Cap Growth Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$14.81		$13.77		$12.72		$11.01		$16.22		$17.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.02)		(0.02)		(0.03)		(0.01)		(0.01)		(0.03)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	3.73		1.20		1.30		1.73		(4.60)		1.74

Total from Investment Operations	3.71		1.18		1.27		1.72		(4.61)		1.71

Less Distributions
From Net Investment Income	—		—		—		—		—		(0.01)
From Net Realized Gains	—		(0.14)		(0.22)		(0.01)		(0.60)		(3.01)

Total Distributions	—		(0.14)		(0.22)		(0.01)		(0.60)		(3.02)

Net Asset Value, End of Period	$18.52		$14.81		$13.77		$12.72		$11.01		$16.22

Total Return (%)(b)	25.05		8.52		9.92		15.63		(28.37)		10.38
Net Assets, End of Period ($ millions)	499		426		398		416		432		673
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.21)		(0.15)		(0.19)		(0.12)		(0.05)		(0.24)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.83		0.85		0.82		0.84		0.83		0.80
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.82		0.84		0.81		0.84		0.83		0.80
Portfolio Turnover Rate (%)(c)	18.61		32.89		43.85		49.48		61.61		45.18

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Small Cap Equity Index Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.58		$10.52		$10.21		$9.08		$11.59		$10.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.08		0.17		0.18		0.16		0.13		0.16
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.43		0.44		0.70		1.26		(2.03)		2.62

Total from Investment Operations	2.51		0.61		0.88		1.42		(1.90)		2.78

Less Distributions
From Net Investment Income	(0.07)		(0.15)		(0.17)		(0.15)		(0.12)		(0.15)
From Net Realized Gains	—		(0.40)		(0.40)		(0.14)		(0.49)		(1.78)

Total Distributions	(0.07)		(0.55)		(0.57)		(0.29)		(0.61)		(1.93)

Net Asset Value, End of Period	$13.02		$10.58		$10.52		$10.21		$9.08		$11.59

Total Return (%)(b)	23.79		5.80		8.55		15.87		(16.31)		26.56
Net Assets, End of Period ($ millions)	214		170		210		205		179		143
Ratio of Net Income (Loss) to Average Net Assets (%)	1.41		1.56		1.65		1.76		1.54		1.29
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.26		0.30		0.25		0.24		0.25		0.25
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.18		0.16		0.14		0.14		0.14		0.14
Portfolio Turnover Rate (%)(c)	19.01		39.23		35.80		43.99		29.55		69.91

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Mid Cap Value Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.12		$17.07		$16.28		$15.65		$19.21		$15.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.07		0.21		0.26		0.23		0.23		0.26
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.00		0.23		1.52		0.85		(2.32)		5.01

Total from Investment Operations	2.07		0.44		1.78		1.08		(2.09)		5.27

Less Distributions
From Net Investment Income	(0.06)		(0.19)		(0.24)		(0.20)		(0.29)		(0.14)
From Net Realized Gains	—		(1.20)		(0.75)		(0.25)		(1.18)		(1.45)
Return of Capital	—		—(b)		—		—		—		—

Total Distributions	(0.06)		(1.39)		(0.99)		(0.45)		(1.47)		(1.59)

Net Asset Value, End of Period	$18.13		$16.12		$17.07		$16.28		$15.65		$19.21

Total Return (%)(c)	12.88		2.48		10.78		6.96		(10.67)		34.35
Net Assets, End of Period ($ millions)	220		185		213		157		115		131
Ratio of Net Income (Loss) to Average Net Assets (%)	0.87		1.20		1.62		1.61		1.34		1.47
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.68		0.70		0.69		0.74		0.70		0.65
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.67		0.69		0.68		0.73		0.70		0.65
Portfolio Turnover Rate (%)(d)	22.12		36.07		38.06		29.02		11.44		23.84

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)	Amount is less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 to period ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$
	MoA Mid Cap Growth Fund
	Six Months
	Ended	Period Ended
	June 30, 2026	December 31,
	(Unaudited)(a)	2025(a)(b)
Net Asset Value, Beginning of Period	$9.62	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	— (c)	0.01
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.89	(0.38)

Total from Investment Operations	0.89	(0.37)

Less Distributions
From Net Investment Income	— (c)	(0.01)

Total Distributions	(0.00)	(0.01)

Net Asset Value, End of Period	$10.51	$9.62

Total Return (%)(d)	9.39	(3.73)
Net Assets, End of Period ($ millions)	136	106
Ratio of Net Income (Loss) to Average Net Assets (%)	0.09	0.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.72	1.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.63	0.63
Portfolio Turnover Rate (%)(e)	26.90	3.91

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)	For the period September 8, 2025 (commencement of operations) through December 31, 2025.
(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Mid Cap Equity Index Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$20.10		$20.92		$20.10		$18.91		$25.12		$23.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.31		0.32		0.34		0.36		0.33
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	3.32		1.25		2.51		2.66		(3.76)		5.21

Total from Investment Operations	3.46		1.56		2.83		3.00		(3.40)		5.54

Less Distributions
From Net Investment Income	(0.13)		(0.29)		(0.33)		(0.28)		(0.31)		(0.30)
From Net Realized Gains	—		(2.09)		(1.68)		(1.53)		(2.50)		(3.19)

Total Distributions	(0.13)		(2.38)		(2.01)		(1.81)		(2.81)		(3.49)

Net Asset Value, End of Period	$23.43		$20.10		$20.92		$20.10		$18.91		$25.12

Total Return (%)(b)	17.24		7.28		13.77		16.25		(13.23)		24.56
Net Assets, End of Period ($ millions)	1,305		1,332		1,542		1,501		1,600		2,118
Ratio of Net Income (Loss) to Average Net Assets (%)	1.24		1.42		1.42		1.63		1.58		1.24
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.17		0.17		0.15		0.15		0.16		0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.16		0.16		0.15		0.15		0.16		0.14
Portfolio Turnover Rate (%)(c)	9.42		15.18		24.85		19.60		19.54		25.62

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the period ended form May 1, 2026 (Commencement of operations) to June 30, 2026 and other supplementary data with respect to each Fund are presented below and in the pages following:

MoA Large Cap Value Index Fund
Period Ended
June 30, 2026
(Unaudited)(a)(b)
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.02
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.51

Total from Investment Operations	0.53

Less Distributions From Net Investment Income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$10.51

Total Return (%)(c)	5.34
Net Assets, End of Period ($ millions)	357
Ratio of Net Income (Loss) to Average Net Assets (%)	1.78
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.23
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.22
Portfolio Turnover Rate (%)(d)	24.44

(a)	For the period May 1, 2026 (commencement of operations) through June 30, 2026.
(b)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the period ended from May 1, 2026 (commencement of operations) to June 30, 2026 and other supplementary data with respect to each Fund are presented below and in the pages following:

MoA Large Cap Growth Index Fund
Period Ended
June 30, 2026
(Unaudited)(a)(b)
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.01
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.35

Total from Investment Operations	0.36

Less Distributions From Net Investment Income	(0.01)

Total Distributions	(0.01)

Net Asset Value, End of Period	$10.35

Total Return (%)(c)	3.58
Net Assets, End of Period ($ millions)	348
Ratio of Net Income (Loss) to Average Net Assets (%)	0.58
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.23
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.22
Portfolio Turnover Rate (%)(d)	24.21

(a)	For the period May 1, 2026 (commencement of operations) through June 30, 2026.
(b)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Balanced Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$21.59		$20.32		$18.82		$17.39		$21.18		$19.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.21		0.45		0.43		0.39		0.35		0.32
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.32		3.35		2.88		2.21		(2.91)		2.80

Total from Investment Operations	1.53		3.80		3.31		2.60		(2.56)		3.12

Less Distributions
From Net Investment Income	(0.20)		(0.46)		(0.44)		(0.40)		(0.36)		(0.32)
From Net Realized Gains	—		(2.07)		(1.37)		(0.77)		(0.87)		(0.78)

Total Distributions	(0.20)		(2.53)		(1.81)		(1.17)		(1.23)		(1.10)

Net Asset Value, End of Period	$22.92		$21.59		$20.32		$18.82		$17.39		$21.18

Total Return (%)(b)	7.10		18.82		17.56		15.07		(12.02)		16.48
Net Assets, End of Period ($ millions)	222		212		199		187		180		218
Ratio of Net Income (Loss) to Average Net Assets (%)	1.92		2.04		2.07		2.09		1.81		1.53
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.56		0.57		0.56		0.54		0.54		0.46
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.55		0.56		0.55		0.54		0.54		0.46
Portfolio Turnover Rate (%)(c)	13.18		30.65		36.98		50.33		25.01		23.68

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA International Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$11.00		$8.31		$8.20		$7.24		$9.26		$9.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.20		0.27		0.27		0.29		0.31		0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.86		2.79		0.17		1.09		(1.44)		0.74

Total from Investment Operations	1.06		3.06		0.44		1.38		(1.13)		0.94

Less Distributions
From Net Investment Income	(0.20)		(0.37)		(0.33)		(0.42)		(0.23)		(0.16)
From Net Realized Gains	—		—		—		—		(0.66)		(0.86)

Total Distributions	(0.20)		(0.37)		(0.33)		(0.42)		(0.89)		(1.02)

Net Asset Value, End of Period	$11.86		$11.00		$8.31		$8.20		$7.24		$9.26

Total Return (%)(b)	9.62		37.20		5.19		19.55		(11.09)		10.37
Net Assets, End of Period ($ millions)	2,299		2,214		1,656		1,460		1,202		1,203
Ratio of Net Income (Loss) to Average Net Assets (%)	3.43		2.71		3.07		3.83		4.10		2.05
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.48		0.47		0.36		0.14		0.13		0.12
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.38		0.31		0.25		0.13		0.13		0.12
Portfolio Turnover Rate (%)(d)	19.30		22.34		37.96		20.14		18.25		123.53

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	International Fund excludes the expenses of its ETF investments.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Catholic Values Index Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$17.92		$15.93		$13.51		$10.97		$14.06		$11.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.08		0.16		0.17		0.17		0.15		0.15
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.36		2.59		2.95		2.71		(2.98)		3.07

Total from Investment Operations	1.44		2.75		3.12		2.88		(2.83)		3.22

Less Distributions
From Net Investment Income	(0.08)		(0.16)		(0.17)		(0.17)		(0.15)		(0.14)
From Net Realized Gains	—		(0.60)		(0.53)		(0.17)		(0.11)		(0.19)

Total Distributions	(0.08)		(0.76)		(0.70)		(0.34)		(0.26)		(0.33)

Net Asset Value, End of Period	$19.28		$17.92		$15.93		$13.51		$10.97		$14.06

Total Return (%)(b)	8.01		17.33		23.02		26.37		(20.10)		28.99
Net Assets, End of Period ($millions)	12		10		8		6		4		5
Ratio of Net Income (Loss) to Average Net Assets (%)	0.94		0.99		1.12		1.39		1.36		1.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	1.88		2.70		3.05		2.94		2.53		2.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.24		0.23		0.21		0.22		0.22		0.22
Portfolio Turnover Rate (%)(c)	8.97		23.23		25.87		25.23		13.48		9.54

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Retirement Income Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$11.73		$11.08		$10.90		$10.24		$12.26		$12.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.16		0.33		0.35		0.26		0.17		0.15
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.27		0.83		0.44		0.74		(1.54)		0.54

Total from Investment Operations	0.43		1.16		0.79		1.00		(1.37)		0.69

Less Distributions
From Net Investment Income	(0.15)		(0.34)		(0.42)		(0.26)		(0.17)		(0.16)
From Net Realized Gains	—		(0.17)		(0.19)		(0.08)		(0.48)		(0.36)

Total Distributions	(0.15)		(0.51)		(0.61)		(0.34)		(0.65)		(0.52)

Net Asset Value, End of Period	$12.01		$11.73		$11.08		$10.90		$10.24		$12.26

Total Return (%)(b)	3.71		10.53		7.21		9.91		(11.12)		5.77
Net Assets, End of Period ($millions)	298		298		208		207		203		224
Ratio of Net Income (Loss) to Average Net Assets (%)	2.57		3.11		3.02		2.40		1.58		1.22
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.16		0.28		0.18		0.16		0.13		0.11
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.15		0.27		0.18		0.16		0.13		0.11
Portfolio Turnover Rate (%)(d)	15.63		18.89		28.84		25.22		32.16		28.07

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Clear Passage 2020 Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$10.69		$10.35		$10.18		$9.55		$12.16		$11.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.32		0.32		0.26		0.18		0.16
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.33		0.82		0.50		0.86		(1.78)		0.99

Total from Investment Operations	0.47		1.14		0.82		1.12		(1.60)		1.15

Less Distributions
From Net Investment Income	(0.14)		(0.33)		(0.33)		(0.26)		(0.18)		(0.20)
From Net Realized Gains	—		(0.47)		(0.32)		(0.23)		(0.83)		(0.63)

Total Distributions	(0.14)		(0.80)		(0.65)		(0.49)		(1.01)		(0.83)

Net Asset Value, End of Period	$11.02		$10.69		$10.35		$10.18		$9.55		$12.16

Total Return (%)(b)	4.39		11.18		8.10		11.83		(13.06)		9.80
Net Assets, End of Period ($millions)	397		408		459		491		504		621
Ratio of Net Income (Loss) to Average Net Assets (%)	2.49		2.89		2.89		2.48		1.65		1.29
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.14		0.24		0.14		0.12		0.09		0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.13		0.23		0.13		0.11		0.09		0.08
Portfolio Turnover Rate (%)(d)	15.64		14.83		17.58		21.68		19.16		22.78

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Clear Passage 2025 Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$12.53		$12.06		$11.83		$10.98		$13.97		$13.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.15		0.35		0.36		0.29		0.20		0.18
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.53		1.18		0.78		1.18		(2.11)		1.39

Total from Investment Operations	0.68		1.53		1.14		1.47		(1.91)		1.57

Less Distributions
From Net Investment Income	(0.15)		(0.36)		(0.36)		(0.29)		(0.21)		(0.23)
From Net Realized Gains	—		(0.70)		(0.55)		(0.33)		(0.87)		(0.66)

Total Distributions	(0.15)		(1.06)		(0.91)		(0.62)		(1.08)		(0.89)

Net Asset Value, End of Period	$13.06		$12.53		$12.06		$11.83		$10.98		$13.97

Total Return (%)(b)	5.46		12.81		9.70		13.59		(13.56)		11.96
Net Assets, End of Period ($millions)	1,058		1,067		1,111		1,129		1,057		1,203
Ratio of Net Income (Loss) to Average Net Assets (%)	2.34		2.73		2.73		2.50		1.69		1.29
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.11		0.21		0.13		0.10		0.08		0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.10		0.21		0.12		0.09		0.08		0.08
Portfolio Turnover Rate (%)(d)	16.66		15.85		20.69		22.19		18.16		15.42

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Clear Passage 2030 Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$13.98		$13.37		$12.92		$11.90		$15.25		$14.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.16		0.36		0.35		0.31		0.22		0.19
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.74		1.48		1.09		1.48		(2.40)		1.94

Total from Investment Operations	0.90		1.84		1.44		1.79		(2.18)		2.13

Less Distributions
From Net Investment Income	(0.16)		(0.37)		(0.37)		(0.31)		(0.22)		(0.26)
From Net Realized Gains	—		(0.86)		(0.62)		(0.46)		(0.95)		(0.70)

Total Distributions	(0.16)		(1.23)		(0.99)		(0.77)		(1.17)		(0.96)

Net Asset Value, End of Period	$14.72		$13.98		$13.37		$12.92		$11.90		$15.25

Total Return (%)(b)	6.43		13.85		11.16		15.25		(14.14)		15.29
Net Assets, End of Period ($millions)	1,549		1,501		1,409		1,309		1,125		1,231
Ratio of Net Income (Loss) to Average Net Assets (%)	2.18		2.51		2.53		2.46		1.67		1.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.11		0.21		0.13		0.10		0.08		0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.10		0.20		0.12		0.09		0.08		0.08
Portfolio Turnover Rate (%)(d)	16.59		19.33		20.62		19.17		15.52		13.45

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Clear Passage 2035 Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$14.81		$14.06		$13.52		$12.20		$16.00		$14.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.16		0.35		0.34		0.31		0.23		0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.94		1.78		1.41		1.76		(2.69)		2.34

Total from Investment Operations	1.10		2.13		1.75		2.07		(2.46)		2.54

Less Distributions
From Net Investment Income	(0.16)		(0.36)		(0.36)		(0.32)		(0.24)		(0.29)
From Net Realized Gains	—		(1.02)		(0.85)		(0.43)		(1.10)		(0.65)

Total Distributions	(0.16)		(1.38)		(1.21)		(0.75)		(1.34)		(0.94)

Net Asset Value, End of Period	$15.75		$14.81		$14.06		$13.52		$12.20		$16.00

Total Return (%)(b)	7.42		15.32		13.05		17.26		(15.20)		17.84
Net Assets, End of Period ($millions)	1,648		1,553		1,399		1,231		1,023		1,101
Ratio of Net Income (Loss) to Average Net Assets (%)	2.07		2.30		2.33		2.44		1.70		1.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.11		0.21		0.13		0.10		0.08		0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.10		0.20		0.12		0.10		0.08		0.08
Portfolio Turnover Rate (%)(d)	12.36		18.46		19.82		18.50		16.15		8.93

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Clear Passage 2040 Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.29		$14.22		$13.56		$12.12		$16.15		$14.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.15		0.32		0.32		0.31		0.23		0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.19		2.07		1.61		1.93		(2.75)		2.64

Total from Investment Operations	1.34		2.39		1.93		2.24		(2.52)		2.84

Less Distributions
From Net Investment Income	(0.15)		(0.34)		(0.35)		(0.31)		(0.24)		(0.30)
From Net Realized Gains	—		(0.98)		(0.92)		(0.49)		(1.27)		(0.83)

Total Distributions	(0.15)		(1.32)		(1.27)		(0.80)		(1.51)		(1.13)

Net Asset Value, End of Period	$16.48		$15.29		$14.22		$13.56		$12.12		$16.15

Total Return (%)(b)	8.79		16.95		14.35		18.87		(15.37)		19.89
Net Assets, End of Period ($millions)	1,453		1,348		1,204		1,038		848		925
Ratio of Net Income (Loss) to Average Net Assets (%)	1.94		2.10		2.19		2.40		1.69		1.22
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.11		0.21		0.13		0.10		0.08		0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.10		0.20		0.12		0.10		0.08		0.08
Portfolio Turnover Rate (%)(d)	11.70		17.06		17.81		18.97		10.97		11.55

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Clear Passage 2045 Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.20		$14.07		$13.37		$11.89		$15.97		$14.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.30		0.30		0.30		0.22		0.19
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.36		2.16		1.68		1.99		(2.75)		2.71

Total from Investment Operations	1.50		2.46		1.98		2.29		(2.53)		2.90

Less Distributions
From Net Investment Income	(0.14)		(0.32)		(0.34)		(0.31)		(0.23)		(0.29)
From Net Realized Gains	—		(1.01)		(0.94)		(0.50)		(1.32)		(0.92)

Total Distributions	(0.14)		(1.33)		(1.28)		(0.81)		(1.55)		(1.21)

Net Asset Value, End of Period	$16.56		$15.20		$14.07		$13.37		$11.89		$15.97

Total Return (%)(b)	9.90		17.70		14.90		19.64		(15.59)		20.57
Net Assets, End of Period ($millions)	1,521		1,402		1,232		1,069		875		957
Ratio of Net Income (Loss) to Average Net Assets (%)	1.81		1.98		2.09		2.38		1.68		1.19
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.11		0.21		0.13		0.10		0.08		0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.10		0.20		0.12		0.10		0.08		0.08
Portfolio Turnover Rate (%)(d)	11.58		13.10		16.21		14.87		13.09		11.96

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Clear Passage 2050 Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$19.71		$18.31		$17.05		$15.20		$20.31		$17.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.18		0.37		0.37		0.38		0.28		0.24
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.86		2.86		2.24		2.59		(3.52)		3.45

Total from Investment Operations	2.04		3.23		2.61		2.97		(3.24)		3.69

Less Distributions
From Net Investment Income	(0.18)		(0.40)		(0.42)		(0.39)		(0.29)		(0.38)
From Net Realized Gains	—		(1.43)		(0.93)		(0.73)		(1.58)		(0.92)

Total Distributions	(0.18)		(1.83)		(1.35)		(1.12)		(1.87)		(1.30)

Net Asset Value, End of Period	$21.57		$19.71		$18.31		$17.05		$15.20		$20.31

Total Return (%)(b)	10.35		17.82		15.39		19.94		(15.66)		20.82
Net Assets, End of Period ($millions)	1,211		1,104		977		830		665		717
Ratio of Net Income (Loss) to Average Net Assets (%)	1.74		1.88		2.01		2.36		1.66		1.18
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.11		0.22		0.13		0.11		0.09		0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.10		0.21		0.13		0.10		0.09		0.08
Portfolio Turnover Rate (%)(d)	10.40		16.52		13.94		16.86		12.91		11.57

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Clear Passage 2055 Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$16.14		$14.75		$13.67		$11.99		$15.99		$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.29		0.29		0.30		0.21		0.18
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.58		2.38		1.84		2.05		2.77		2.74

Total from Investment Operations	1.72		2.67		2.13		2.35		(2.56)		2.92

Less Distributions
From Net Investment Income	(0.14)		(0.31)		(0.33)		(0.30)		(0.23)		(0.29)
From Net Realized Gains	—		(0.97)		(0.72)		(0.37)		(1.21)		(0.62)

Total Distributions	(0.14)		(1.28)		(1.05)		(0.67)		(1.44)		(0.91)

Net Asset Value, End of Period	$17.72		$16.14		$14.75		$13.67		$11.99		$15.99

Total Return (%)(b)	10.68		18.27		15.66		19.98		(15.77)		21.11
Net Assets, End of Period ($millions)	754		673		561		450		339		330
Ratio of Net Income (Loss) to Average Net Assets (%)	1.69		1.83		1.98		2.38		1.64		1.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.12		0.23		0.15		0.13		0.11		0.10
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.11		0.22		0.14		0.12		0.11		0.10
Portfolio Turnover Rate (%)(d)	11.39		14.68		16.37		14.85		12.88		10.49

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$		$		$		$		$		$
	MoA Clear Passage 2060 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2026 (Unaudited)(a)		2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period		$14.11		$12.69		$11.68		$10.18		$13.58		$11.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)		0.12		0.24		0.24		0.25		0.18		0.16
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations		1.42		2.08		1.59		1.77		(2.34)		2.38

Total from Investment Operations		1.54		2.32		1.83		2.02		(2.16)		2.54

Less Distributions
From Net Investment Income		(0.12)		(0.26)		(0.28)		(0.25)		(0.19)		(0.26)
From Net Realized Gains		—		(0.64)		(0.54)		(0.27)		(1.05)		(0.57)

Total Distributions		(0.12)		(0.90)		(0.82)		(0.52)		(1.24)		(0.83)

Net Asset Value, End of Period		$15.53		$14.11		$12.69		$11.68		$10.18		$13.58

Total Return (%)(b)		10.93		18.45		15.73		20.19		(15.72)		21.60
Net Assets, End of Period ($millions)		456		397		311		233		155		130
Ratio of Net Income (Loss) to Average Net Assets (%)		1.67		1.78		1.95		2.39		1.62		1.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)		0.14		0.25		0.17		0.17		0.17		0.16
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)		0.13		0.25		0.17		0.17		0.17		0.05
Portfolio Turnover Rate (%)(d)		13.42		14.42		15.46		12.15		12.95		14.26

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Clear Passage 2065 Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$14.60		$13.16		$11.89		$10.25		$13.20		$11.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.12		0.23		0.25		0.26		0.18		0.16
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.50		2.14		1.65		1.81		(2.26)		2.31

Total from Investment Operations	1.62		2.37		1.90		2.07		(2.08)		2.47

Less Distributions
From Net Investment Income	(0.12)		(0.25)		(0.29)		(0.26)		(0.19)		(0.26)
From Net Realized Gains	—		(0.68)		(0.34)		(0.17)		(0.68)		(0.46)

Total Distributions	(0.12)		(0.93)		(0.63)		(0.43)		(0.87)		(0.72)

Net Asset Value, End of Period	$16.10		$14.60		$13.16		$11.89		$10.25		$13.20

Total Return (%)(b)	11.09		18.17		16.01		20.50		(15.54)		21.73
Net Assets, End of Period ($millions)	230		184		122		68		34		17
Ratio of Net Income (Loss) to Average Net Assets (%)	1.61		1.71		2.11		2.62		1.88		1.44
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.18		0.33		0.27		0.43		0.63		1.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.17		0.32		0.04		0.05		0.05		0.05
Portfolio Turnover Rate (%)(d)	14.88		12.97		12.71		17.62		16.45		28.10

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 to period ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2070 Fund
	Six Months
	Ended	Period Ended
	June 30, 2026	December 31,
	(Unaudited)(a)	2025(a)(b)
Net Asset Value, Beginning of Period	$11.68	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.09	0.19
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.27	1.75

Total from Investment Operations	1.36	1.94

Less Distributions
From Net Investment Income	(0.09)	(0.22)
From Net Realized Gains	—	(0.04)

Total Distributions	(0.09)	(0.26)

Net Asset Value, End of Period	$12.95	$11.68

Total Return (%)(c)	11.62	19.49
Net Assets, End of Period ($ millions)	10	5
Ratio of Net Income (Loss) to Average Net Assets (%)	1.84	2.39
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(d)	2.17	8.71
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(d)	0.16	0.23
Portfolio Turnover Rate (%)(e)	14.53	7.53

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)	For the period May 1, 2025 (commencement of operations) through December 31, 2025.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(d)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Conservative Allocation Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$11.83		$11.43		$11.16		$10.40		$12.86		$12.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.36		0.37		0.25		0.19		0.18
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.42		0.89		0.53		0.91		(1.80)		0.80

Total from Investment Operations	0.56		1.25		0.90		1.16		(1.61)		0.98

Less Distributions
From Net Investment Income	(0.14)		(0.37)		(0.36)		(0.26)		(0.19)		(0.20)
From Net Realized Gains	—		(0.48)		(0.27)		(0.14)		(0.66)		(0.59)

Total Distributions	(0.14)		(0.85)		(0.63)		(0.40)		(0.85)		(0.79)

Net Asset Value, End of Period	$12.25		$11.83		$11.43		$11.16		$10.40		$12.86

Total Return (%)(b)	4.78		11.06		8.09		11.22		(12.44)		7.82
Net Assets, End of Period ($ millions)	145		146		153		158		161		201
Ratio of Net Income (Loss) to Average Net Assets (%)	2.35		2.95		2.87		2.24		1.63		1.36
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.14		0.17		0.14		0.13		0.08		0.06
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.14		0.16		0.13		0.13		0.08		0.06
Portfolio Turnover Rate (%)(d)	16.39		16.94		22.14		12.65		10.16		16.91

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Moderate Allocation Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$13.99		$13.43		$13.17		$12.20		$15.98		$15.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.38		0.36		0.30		0.24		0.22
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.83		1.66		1.12		1.53		(2.49)		1.90

Total from Investment Operations	0.97		2.04		1.48		1.83		(2.25)		2.12

Less Distributions
From Net Investment Income	(0.14)		(0.39)		(0.39)		(0.30)		(0.24)		(0.28)
From Net Realized Gains	—		(1.09)		(0.83)		(0.56)		(1.29)		(1.00)

Total Distributions	(0.14)		(1.48)		(1.22)		(0.86)		(1.53)		(1.28)

Net Asset Value, End of Period	$14.82		$13.99		$13.43		$13.17		$12.20		$15.98

Total Return (%)(b)	6.98		15.40		11.27		15.34		(13.91)		14.19
Net Assets, End of Period ($ millions)	397		395		397		403		393		487
Ratio of Net Income (Loss) to Average Net Assets (%)	1.95		2.58		2.49		2.25		1.71		1.34
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.08		0.09		0.08		0.07		0.04		0.03
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.07		0.08		0.07		0.07		0.04		0.03
Portfolio Turnover Rate (%)(d)	22.49		13.39		15.72		12.56		8.74		14.83

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Aggressive Allocation Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$15.71		$14.99		$14.41		$13.30		$17.86		$16.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.13		0.33		0.33		0.32		0.26		0.23
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.47		2.07		1.56		1.94		(3.02)		2.78

Total from Investment Operations	1.60		2.40		1.89		2.26		(2.76)		3.01

Less Distributions
From Net Investment Income	(0.13)		(0.36)		(0.38)		(0.32)		(0.27)		(0.35)
From Net Realized Gains	—		(1.32)		(0.93)		(0.83)		(1.53)		(1.60)

Total Distributions	(0.13)		(1.68)		(1.31)		(1.15)		(1.80)		(1.95)

Net Asset Value, End of Period	$17.18		$15.71		$14.99		$14.41		$13.30		$17.86

Total Return (%)(b)	10.20		16.16		13.22		17.52		(15.24)		18.21
Net Assets, End of Period ($ millions)	355		338		335		336		313		390
Ratio of Net Income (Loss) to Average Net Assets (%)	1.57		2.03		2.05		2.21		1.66		1.22
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)(c)	0.09		0.10		0.09		0.08		0.05		0.04
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)(c)	0.08		0.09		0.08		0.08		0.05		0.04
Portfolio Turnover Rate (%)(d)	26.80		13.91		15.97		10.51		9.54		13.06

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA U.S. Government Money Market Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025(b)		2024(b)		2023(b)		2022(b)		2021(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.02		0.03		0.05		0.05		0.01		—(c)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	—(c)		—(c)		—(c)		—(c)		—(c)		—(c)

Total from Investment Operations	0.02		0.03		0.05		0.05		0.01		—(c)

Less Distributions
From Net Investment Income	(0.02)		(0.03)		(0.05)		(0.05)		(0.01)		—
From Net Realized Gains	—		—		—		—(c)		—		—

Total Distributions	(0.02)		(0.03)		(0.05)		(0.05)		(0.01)		—

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (%)(d)	1.73		4.15		5.09		4.99		1.31		(0.17)
Net Assets, End of Period ($ millions)	539		509		516		586		335		173
Ratio of Net Income (Loss) to Average Net Assets (%)	3.47		4.00		4.99		4.90		1.71		(0.20)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.23		0.23		0.23		0.23		0.24		0.26
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.22		0.22		0.22		0.23		0.24		0.26
Portfolio Turnover Rate (%)(e)	NA		NA		NA		NA		NA		NA

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

On August 23, 2024, the MoA US Government Money Market Fund, had a stock split with an exact split ratio of 11.855015:1. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis and the historical split that occurred on September 25, 2020.

(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Intermediate Bond Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$9.80		$9.55		$9.64		$9.43		$10.36		$10.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.19		0.37		0.35		0.22		0.14		0.14
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.16)		0.25		(0.09)		0.21		(0.93)		(0.36)

Total from Investment Operations	0.03		0.62		0.26		0.43		(0.79)		(0.22)

Less Distributions
From Net Investment Income	(0.16)		(0.37)		(0.35)		(0.22)		(0.14)		(0.14)
From Net Realized Gains	—		—		—		—		—(b)		(0.07)
Return of Capital	—		—(b)		—(b)		—		—		—

Total Distributions	(0.16)		(0.37)		(0.35)		(0.22)		(0.14)		(0.21)

Net Asset Value, End of Period	$9.67		$9.80		$9.55		$9.64		$9.43		$10.36

Total Return (%)(c)	0.30		6.65		2.79		4.62		(7.66)		(2.02)
Net Assets, End of Period ($ millions)	1,001		1,061		899		950		878		866
Ratio of Net Income (Loss) to Average Net Assets (%)	3.90		3.88		3.61		2.39		1.42		1.32
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.46		0.47		0.46		0.47		0.45		0.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.45		0.46		0.46		0.46		0.45		0.44
Portfolio Turnover Rate (%)(d)	51.69		66.41		53.52		50.30		21.07		17.57

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)	Amount is less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2026 and five years ended December 31, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	$	$		$		$		$		$
	MoA Core Bond Fund
		Years Ended December 31,
	Six Months
	Ended
	June 30, 2026
	(Unaudited)(a)	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Period	$12.51		$12.12		$12.45		$12.21		$14.32		$15.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.24		0.52		0.46		0.36		0.27		0.23
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.19)		0.39		(0.32)		0.24		(2.09)		(0.60)

Total from Investment Operations	0.05		0.91		0.14		0.60		(1.82)		(0.37)

Less Distributions
From Net Investment Income	(0.20)		(0.52)		(0.47)		(0.36)		(0.29)		(0.27)
From Net Realized Gains	—		—		—		—		—		(0.05)

Total Distributions	(0.20)		(0.52)		(0.47)		(0.36)		(0.29)		(0.32)

Net Asset Value, End of Period	$12.36		$12.51		$12.12		$12.45		$12.21		$14.32

Total Return (%)(b)	0.44		7.58		1.17		5.03		(12.79)		(2.45)
Net Assets, End of Period ($ millions)	2,237		2,213		2,209		2,060		1,841		2,049
Ratio of Net Income (Loss) to Average Net Assets (%)	4.02		4.05		3.78		2.94		2.07		1.56
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.45		0.45		0.45		0.45		0.43		0.43
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.44		0.44		0.44		0.44		0.43		0.43
Portfolio Turnover Rate (%)(c)	19.19		34.27		44.53		34.81		33.44		31.53

(a)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the period ended May 1, 2026 (commencement of operations) to June 30, 2026 and other supplementary data with respect to each Fund are presented below and in the pages following:

MoA Inflation Focused Bond Fund
Period Ended
June 30, 2026
(Unaudited)(a)(b)
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.22)

Total from Investment Operations	(0.08)

Less Distributions
From Net Investment Income	(0.10)

Total Distributions	(0.10)

Net Asset Value, End of Period	$9.82

Total Return (%)(c)	(0.68)
Net Assets, End of Period ($ millions)	148
Ratio of Net Income (Loss) to Average Net Assets (%)	12.06
Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Waiver (%)	0.74
Ratio of Expenses to Average Net Assets After Expense Reimbursement/Waiver (%)	0.35
Portfolio Turnover Rate (%)(d)	12.15

(a)	For the period May 1, 2026 (commencement of operations) through June 30, 2026.
(b)	All percentage amounts, except total return and portfolio turnover rate, have been annualized.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(d)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2026

1.	Organization

MoA Funds Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund.” It is registered under the Investment Company Act of 1940. The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares to various types of investors, including separate accounts of affiliated insurance companies. The Investment Company issues separate series of capital stock, each of which represents a separate Fund (collectively, “the Funds”). The financial statements for each of the Funds are contained within this report.

As of June 30, 2026, there were 32 active funds (collectively the “Funds”), as follows:

Equity Funds	Asset Allocation Funds
MoA Equity Index Fund	MoA Balanced Fund
MoA All America Fund	MoA Conservative Allocation Fund
MoA Small Cap Value Fund	MoA Moderate Allocation Fund
MoA Small Cap Growth Fund	MoA Aggressive Allocation Fund
MoA Small Cap Equity Index Fund
MoA Mid Cap Value Fund	Target Date Funds
MoA Mid Cap Growth Fund	MoA Retirement Income Fund
MoA Mid Cap Equity Index Fund	MoA Clear Passage 2020 Fund
MoA Large Cap Value Index Fund*	MoA Clear Passage 2025 Fund
MoA Large Cap Growth Index Fund*	MoA Clear Passage 2030 Fund
MoA International Fund	MoA Clear Passage 2035 Fund
MoA Catholic Values Index Fund	MoA Clear Passage 2040 Fund
MoA Clear Passage 2045 Fund
Fixed Income Funds	MoA Clear Passage 2050 Fund
MoA US Government Money Market Fund	MoA Clear Passage 2055 Fund
MoA Intermediate Bond Fund	MoA Clear Passage 2060 Fund
MoA Core Bond Fund	MoA Clear Passage 2065 Fund
MoA Inflation Focused Bond Fund*	MoA Clear Passage 2070 Fund

*  Fund commenced operations on May 1, 2026.

Investment Company shares are issued to retail and institutional investors, such as endowments, foundations, corporations, municipalities and other public entities, and trusts. In addition, shares are issued to Mutual of America Life Insurance Company for allocation to its Separate Accounts as a funding medium for variable accumulation annuity contracts, as well as directly issued to one or more of the Investment Company’s Target Date Funds and the MoA Conservative Allocation, MoA Moderate Allocation and MoA Aggressive Allocation Funds (collectively, “Asset Allocation Funds”). Foreside Fund Services, LLC acts as principal underwriter for the distribution of the Funds’ shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures (“ASU 2023-09”), which enhances the transparency of income tax disclosures. ASU 2023-09 requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under ASU 2023-09 were effective for fiscal years beginning after December 15, 2024. The Funds adopted

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

the aforementioned guidance for the period ended December 31, 2025 and it did not have a material impact on the Funds’ financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

An executive committee of the Funds’ adviser, Mutual of America Capital Management LLC (the “Adviser”), acts as the Funds’ CODM. Since its inception, each Fund has represented a single operating segment, as the CODM monitors the operating results of the Investment Company as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio of investment securities, expense ratios, net increase (decrease) in net assets resulting from operations on the respective statement of operations and other information about the Fund’s performance, including total return within the respective financial highlights schedule, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2026, management determined that the fair value inputs used for all equity securities were considered Level 1, with the exception of one security in the MoA Equity Index Fund, two securities in the MoA All America Fund, one security in the MoA Small Cap Growth Fund, two securities in the MoA Small Cap Equity Index Fund, two securities in the MoA Catholic Values Index Fund and one security in the MoA Core Bond Fund (see Note (a) below) which were considered Level 3.

Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Fair value inputs for all temporary cash investments were considered Level 1. Fair value inputs for all debt securities were considered Level 2, with the exception of one debt security in the MoA Core Bond Fund (see Note (a) below), which was considered Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2026:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:*
MoA Equity Index Fund
Common Stock	$5,890,008,457	—	—	$5,890,008,457
Short-Term Debt Securities	—	$76,731,853	—	$76,731,853
Rights	—	—	—(a)	—

	$5,890,008,457	$76,731,853	—	$5,966,740,310
MoA All America Fund
Common Stock	$307,401,542	—	—	$307,401,542
Short-Term Debt Securities	—	$2,739,347	—	$2,739,347
Temporary Cash Investment	$3,046,788	—	—	$3,046,788
Rights	—	—	—(a)	—

	$310,448,330	$2,739,347	—	$313,187,677
MoA Small Cap Value Fund
Common Stock	$405,596,093	—	—	$405,596,093
Short-Term Debt Securities	—	$6,891,831	—	$6,891,831
Temporary Cash Investment	$1,048,931	—	—	$1,048,931

	$406,645,024	$6,891,831	—	$413,536,855
MoA Small Cap Growth Fund
Common Stock	$490,917,932	—	—	$490,917,932
Short-Term Debt Securities	—	$8,984,819	—	$8,984,819
Temporary Cash Investment	$506,026	—	—	$506,026
Rights	—	—	—(a)	—

	$491,423,958	$8,984,819	—	$500,408,777
MoA Small Cap Equity Index Fund
Common Stock	$214,348,584	—	—	$214,348,584
Temporary Cash Investment	$408,291	—	—	$408,291
Earnout Shares	—	—	—(a)	—

	$214,756,875	—	—	$214,756,875
MoA Mid Cap Value Fund
Common Stock	$213,532,106	—	—	$213,532,106
Short-Term Debt Securities	—	$7,043,270	—	$7,043,270
Temporary Cash Investment	$1,003,298	—	—	$1,003,298

	$214,535,404	$7,043,270	—	$221,578,674
MoA Mid Cap Growth Fund
Common Stock	$134,233,560	—	—	$134,233,560
Short-Term Debt Securities	—	$1,748,806	—	$1,748,806
Temporary Cash Investment	$733,420	—	—	$733,420

	$134,966,980	$1,748,806	—	$136,715,786
MoA Mid Cap Equity Index Fund
Common Stock	$1,288,636,590	—	—	$1,288,636,590
Short-Term Debt Securities	—	$15,640,316	—	$15,640,316
Temporary Cash Investment	$1,216,310	—	—	$1,216,310

	$1,289,852,900	$15,640,316	—	$1,305,493,216

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MoA Large Cap Value Index Fund
Common Stock	$353,647,813	—	—	$353,647,813
Short-Term Debt Securities	—	$2,044,016	—	$2,044,016
Temporary Cash Investment	$1,547,524	—	—	$1,547,524

	$355,195,337	$2,044,016	—	$357,239,353
MoA Large Cap Growth Index Fund
Common Stock	$345,019,849	—	—	$345,019,849
Short-Term Debt Securities	—	$2,241,363	—	$2,241,363
Temporary Cash Investment	$667,377	—	—	$667,377

	$345,687,226	$2,241,363	—	$347,928,589
MoA Balanced Fund
Common Stock	$137,413,383	—	—	$137,413,383
U.S. Government Debt	—	$16,874,806	—	$16,874,806
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$25,105,705	—	$25,105,705
Long-Term Corporate Debt	—	$32,996,867	—	$32,996,867
Short-Term Debt Securities	—	$7,341,926	—	$7,341,926
Temporary Cash Investment	$1,262,337	—	—	$1,262,337

	$138,675,720	$82,319,304	—	$220,995,024
MoA International Fund
Common Stock	$205,593,890	$2,066,998,382	—	$2,272,592,272
Short-Term Debt Securities	—	$14,689,693	—	$14,689,693
Temporary Cash Investment	$1,333,254	—	—	$1,333,254

	$206,927,144	$2,081,688,075	—	$2,288,615,219
MoA Catholic Values Index Fund
Common Stock	$11,815,242	—	—	$11,815,242
Temporary Cash Investment	$30,316	—	—	$30,316
Rights	—	—	—(a)	—

	$11,845,558	—	—	$11,845,558
MoA Retirement Income Fund
Affiliated Mutual Funds	$298,048,478	—	—	$298,048,478
Temporary Cash Investment	$7,077	—	—	$7,077

	$298,055,555	—	—	$298,055,555
MoA Clear Passage 2020 Fund
Affiliated Mutual Funds	$397,407,806	—	—	$397,407,806
Temporary Cash Investment	$8,415	—	—	$8,415

	$397,416,221	—	—	$397,416,221
MoA Clear Passage 2025 Fund
Affiliated Mutual Funds	$1,057,829,702	—	—	$1,057,829,702
Temporary Cash Investment	$13,152	—	—	$13,152

	$1,057,842,854	—	—	$1,057,842,854
MoA Clear Passage 2030 Fund
Affiliated Mutual Funds	$1,549,293,212	—	—	$1,549,293,212
Temporary Cash Investment	$18,224	—	—	$18,224

	$1,549,311,436	—	—	$1,549,311,436

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MoA Clear Passage 2035 Fund
Affiliated Mutual Funds	$1,647,713,098	—	—	$1,647,713,098

MoA Clear Passage 2040 Fund
Affiliated Mutual Funds	$1,453,155,693	—	—	$1,453,155,693
Temporary Cash Investment	$10,484	—	—	$10,484

	$1,453,166,177	—	—	$1,453,166,177
MoA Clear Passage 2045 Fund
Affiliated Mutual Funds	$1,521,178,019	—	—	$1,521,178,019
Temporary Cash Investment	$10,855	—	—	$10,855

	$1,521,188,874	—	—	$1,521,188,874
MoA Clear Passage 2050 Fund
Affiliated Mutual Funds	$1,211,291,222	—	—	$1,211,291,222

MoA Clear Passage 2055 Fund
Affiliated Mutual Funds	$754,185,422	—	—	$754,185,422

MoA Clear Passage 2060 Fund
Affiliated Mutual Funds	$456,269,211	—	—	$456,269,211

MoA Clear Passage 2065 Fund
Affiliated Mutual Funds	$230,173,399	—	—	$230,173,399

MoA Clear Passage 2070 Fund
Affiliated Mutual Funds	$10,240,544	—	—	$10,240,544

MoA Conservative Allocation Fund
Affiliated Mutual Funds	$144,641,863	—	—	$144,641,863
Temporary Cash Investment	$2,710	—	—	$2,710

	$144,644,573	—	—	$144,644,573
MoA Moderate Allocation Fund
Affiliated Mutual Funds	$396,553,911	—	—	$396,553,911

MoA Aggressive Allocation Fund
Affiliated Mutual Funds	$355,454,773	—	—	$355,454,773

MoA US Government Money Market Fund
U.S. Government Debt	—	$504,108,448	—	$504,108,448
U.S. Government Agencies	—	$41,081,926	—	$41,081,926
Temporary Cash Investment	$138,249	—	—	$138,249

	$138,249	$545,190,374	—	$545,328,623
MoA Intermediate Bond Fund
U.S. Government Debt	—	$336,611,249	—	$336,611,249
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$133,035,236	—	$133,035,236
U.S. Government Agency Non- Mortgage-Backed Obligations	—	$9,790,033	—	$9,790,033
Long-Term Corporate Debt	—	$504,869,001	—	$504,869,001
Short-Term Debt Securities	—	$52,395,477	—	$52,395,477
Temporary Cash Investment	$139,603	—	—	$139,603

	$139,603	$1,036,700,996	—	$1,036,840,599

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MoA Core Bond Fund
U.S. Government Debt	—	$494,527,754	—	$494,527,754
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$740,345,481	—	$740,345,481
Long-Term Corporate Debt	—	$969,982,556	—	$969,982,556
Sovereign Debt	—	—	$836,744(a)	$836,744
Short-Term Debt Securities	—	$22,776,581	—	$22,776,581
Temporary Cash Investment	$57,662	—	—	$57,662

	$57,662	$2,227,632,372	$836,744	$2,228,526,778
MoA Inflation Focused Bond Fund
U.S. Government Debt	—	$135,742,765	—	$135,742,765
Long-Term Corporate Debt	—	$11,338,888	—	$11,338,888
Short-Term Debt Securities	—	$41,097,335	—	$41,097,335
Temporary Cash Investment	$959,697	—	—	$959,697

	$959,697	$188,178,988	—	$189,138,685
Other Financial Instruments:**
MoA Equity Index Fund	$425,464	—	—	$425,464
MoA All America Fund	$7,247	—	—	$7,247
MoA Mid Cap Equity Index Fund	$229,954	—	—	$229,954
MoA Large Cap Value Index Fund	$10,070	—	—	$10,070
MoA Large Cap Growth Index Fund	$60,846	—	—	$60,846
MoA International Fund	$(37,716)	—	—	$(37,716)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

**

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the settlement price established each day by the exchange on which traded.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the period ended June 30, 2026
	Balance December 31, 2025(a)	Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases/ Payups	Sales/ Paydown	Balance June 30, 2026(a)	Net Change in Unrealized Gains/ (Losses) of Level 3 Assets Held as of June 30, 2026
MoA Equity Index Fund — Rights	—	—	—	—	—	—	—	—	—(b)	—
MoA All America Fund — Rights	—	—	—	—	—	—	—	—	—(c)	—
MoA Small Cap Growth Fund — Rights	—	—	—	—	—	—	—	—	—(d)	—
MoA Small Cap Equity Index Fund — Earnout Shares	—(e)	—	—	—	—	—	—	—	—(e)	—
MoA Catholic Values Index Fund — Rights	—(f)	—	—	—	—	—	—	—	—(f)	—
MoA Core Bond Fund — Sovereign Debt	$1,001,410(g)	$(12,846)	$(1,209)	$(1,315)	—	—	—	$(149,296)	$836,744(g)	$(12,846)

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 securities, Hologic, Inc. - contingent value rights with $0 fair value.
(c)	Level 3 securities, Blueprint Medicines Corp. and Hologic, Inc. - contingent value rights with $0 fair value.
(d)	Level 3 securities, Blueprint Medicines Corp. - contingent value rights with $0 fair value.
(e)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - earnout shares with $0 fair value.
(f)	Level 3 securities, Contra ABIOMED, Inc. and Hologic, Inc. - contingent value rights with $0 fair value.
(g)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(12,846), accrued discounts of $(1,315), sales/paydowns of $(149,296) and $836,744 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange.

The Board has adopted valuation procedures for security valuation under which the Adviser was designated to perform certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the Valuation Committee is responsible for the fair valuation of portfolio security.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost which approximates fair value.

When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above and are considered Level 3 securities.

The Target Date Funds and the Conservative, Aggressive, and Moderate Allocation Funds (each a “Fund of Funds”) value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The MoA Equity Index Fund, MoA Mid Cap Equity Index Fund, MoA Large Cap Value Index Fund, MoA Large Cap Growth Index Fund, MoA International Fund and a portion of the MoA All America Fund each maintain portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds may purchase stock index futures contracts. These purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal coun-terparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counter-party to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of June 30, 2026, and for the six months ended June 30, 2026:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	MoA Equity Index Fund	MoA All America Fund	MoA Mid Cap Equity Index Fund	MoA Large Cap Value Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$425,464	$7,247	$229,954	$10,070

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	MoA Large Cap Growth Index Fund	MoA International Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$60,846	$(37,716)

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	MoA Equity Index Fund	MoA All America Fund	MoA Mid Cap Equity Index Fund	MoA Large Cap Value Index Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$3,535,835	$265,254	$1,713,042	$118,014

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$449,529	$22,530	$511,854	$10,070

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	MoA Large Cap Growth Index Fund	MoA International Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(30,126)	$(626,020)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$60,846	$(61,207)

During the six months ended June 30, 2026, the MoA Equity Index Fund, MoA All America Fund, MoA Mid-Cap Equity Index Fund and MoA International Fund held futures contracts with average notional amounts of $81,413408, $2,621,288, $17,891,617 and $26,787,100, respectively. The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the MoA Large Cap Value Index Fund and the MoA Large Cap Growth Index Fund.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These amounts are included in Interest and dividends receivable on the Statements of Assets and Liabilities and in Dividends on the Statements of Operations. At the six months-end June 30, 2026, the MoA International Fund had a withholding tax reclaim receivable amount of $8,776,836.

Foreign Currency Translations — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. As of December 31, 2025, the effect of changes in foreign exchange rates on the sale of foreign dominated securities was reflected separately in the net realized gain (loss) on foreign currency translations. As of December 31, 2025, the effect of changes in foreign exchange rates on the sale of foreign denominated securities is reflected within the net realized gain (loss) on investment securities and is not reflected separately from the fluctuations arising from changes in the market price of securities sold. The effect of changes in foreign currency translations on securities held is reflected within the change in net unrealized appreciation (depreciation) of Investment securities and is not reflected separately from the fluctuations arising from changes in market prices of securities held.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Funds’ net asset values) are made within the Funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders annually. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2025, management has evaluated the tax positions taken on the Funds’ filed tax returns

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2026 the following Funds had late-year, and capital loss carry-forwards available to offset net realized capital gains generated after 2025.

	MoA Mid Cap Growth Fund	MoA International Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Capital loss carry-forward — (short-term)	$(699,980)	$(35,836,451)	$—	$(16,439,687)
Capital loss carry-forward — (long term)	$—	$—	$(57,469,002)	$(129,290,669)

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

3.	EXPENSES

The Investment Company has an Investment Advisory Agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each Fund, at the following annual rates:

Fund	Annual Investment Management Fee
MoA Conservative Allocation, MoA Moderate Allocation, MoA Aggressive Allocation Funds	0.00%
MoA Clear Passage Funds	0.05%
MoA Equity Index, MoA Mid Cap Equity Index, MoA Small Cap Equity Index, MoA Large Cap Value Index, MoA Large Cap Growth Index Funds	0.075%
MoA Catholic Values Index and MoA US Government Money Market Funds	0.15%
MoA Inflation Focused Bond Fund	0.25%
MoA Core Bond Fund	0.39%
MoA All America, MoA Balanced, MoA International, MoA Intermediate Bond Funds	0.40%
MoA Mid Cap Value and MoA Mid Cap Growth Funds	0.55%
MoA Small Cap Value and MoA Small Cap Growth Funds	0.75%

Effective on May 1, 2026, the Investment Company and the Adviser entered into an agreement under which the Adviser agreed to waive its investment advisory fee and/or reimburse expenses of certain MoA Funds to the extent necessary so that the total annual fund operating expenses do not exceed the following annual rates (based on each such Fund’s average daily net assets) (each annual rate, an “Annual Limit”):

Fund	Annual Fund Operating Expenses
MoA Clear Passage 2070 Fund.	0.15%
MoA Small Cap Equity Index, Large Cap Value Index, Large Cap Growth Index, Catholic
Values Index Funds	0.25%
MoA Inflation Focused Bond Fund	0.35%
MoA Mid Cap Growth Fund	0.63%

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

3.	EXPENSES (continued)

To the extent that the Adviser waives its investment advisory fee and/or reimburses ordinary operating expenses of a Fund to satisfy the Annual Limit, the Adviser may seek recoupment from that Fund of a portion or all of such amounts at any time within three years from the date in which such amounts were waived or reimbursed, but only with respect to waivers and/or reimbursements made on or after May 1, 2026.

This agreement continues in effect for successive 12 month periods unless modified or terminated by the Board of Directors of the Investment Company at any time, or by the Adviser upon written notice to the Investment Company delivered prior to May 1 of a given year, in which case the agreement will terminate as of the May 1 next following delivery of written notice.

Effective from May 1, 2025 through April 30, 2026, the Investment Company and the Adviser had entered into an agreement under which the Adviser agreed to waive its investment advisory fee and/or reimburse other ordinary operating expenses of the MoA Catholic Values Index Fund, MoA Small Cap Equity Index Fund and MoA Clear Passage 2070 Fund to the extent necessary to limit each such Fund’s ordinary operating expenses (other than, among other things, the management fee and shareholder servicing fees) to an amount not to exceed the annual rate of 0.08% based on the Fund’s average daily net assets.

Effective from September 8, 2025 through April 30, 2026, the Adviser had also agreed to waive its investment advisory fee and/or reimburse other ordinary operating expenses (other than, among other things, the management fee and shareholder servicing fees), to an amount not to exceed the Annual Limit of 0.08% based on the Fund’s average daily net assets.

Prior thereto, the Investment Company and the Adviser had an agreement in effect which terminated on April 30, 2025, under which the Adviser agreed to reimburse the non-investment management operating expenses of the MoA Small Cap Equity Index Fund and the MoA Catholic Values Index Fund to the extent that such operating expenses exceeded 0.07% of the respective Fund’s net assets.

On March 12, 2024, the shareholders of MoA International Fund approved an amendment to the Fund’s investment advisory agreement that amended the Fund’s management fee from 0.075% to the annual rate of 0.40% of the Fund’s average daily net assets. Effective from May 1, 2024 through April 30, 2026, the Adviser contractually agreed to waive 0.15% of the MoA International Fund’s management fees. As of June 30, 2026, the waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows.

	Waivers from FYE 12/31/2024		Waivers from FYE 12/31/2025		Waivers from FYE 12/31/2026
Fund	Expiring 12/31/27		Expiring 12/31/28		Expiring 12/31/29	Total
MoA Inflation Focused Bond Fund	$	–	$	–	$40,030	$40,030
MoA Mid Cap Growth Fund	$	–	$	–	$12,800	$12,800
MoA Clear Passage 2070 Fund	$	–	$	–	$23,801	$23,801
MoA Catholic Values Index Fund	$	–	$	–	$26,934	$26,934

For the six months ended June 30, 2026, the reimbursement amounted to $40,878, $48,389, $73,363 and $86,502 for MoA Inflation Focused Bond Fund, MoA Mid Cap Growth Fund, MoA Clear Passage 2070 Fund, and MoA Catholic Values Index Fund, respectively.

The Adviser also serves as an administrator for the Investment Company. Under the terms of the Administration Agreement between the Adviser and the Investment Company, the Adviser agrees to provide certain Administrative Services or bear the cost of certain affiliates providing such services, in exchange for a fee at an annual rate of 0.03% of each Fund’s average daily net assets.

The administrative services provided by the Adviser include, among other items, coordination and supervision of the Funds’ other principal service providers; preparing and submitting reports to various regulatory agencies; compliance-related services; internal legal support; preparing and submitting reports and meeting materials to the Board of Directors; maintaining the Investment Company’s records; providing officers to the Funds; and negotiat-

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

3.	EXPENSES (continued)

ing and administering contractual arrangements with, and monitoring the performance of, service providers to the Funds. The Adviser has voluntarily agreed to waive 0.008% of this fee. This waiver may be modified or discontinued at any time.

The fees to the Adviser from the Administration Agreement are disclosed as Administrative fees on the Statements of Operations. The effect of the waiver of expenses related to the Administrative Services and any non-investment management operating expense reimbursements by the Adviser is included in Fee waiver and expense reimbursement on the Statements of Operations. Amounts by Fund are listed below.

Fund	Administrative Services Waiver
MoA Equity Index Fund	$242,850
MoA All America Fund	11,945
MoA Small Cap Value Fund	15,377
MoA Small Cap Growth Fund	17,868
MoA Small Cap Equity Index Fund	7,478
MoA Mid Cap Value Fund	7,830
MoA Mid Cap Growth Fund	4,492
MoA Mid Cap Equity Index Fund	52,648
MoA Large Cap Value Index Fund	4,098
MoA Large Cap Growth Index Fund	4,046
MoA Balanced Fund	8,530
MoA International Fund	91,621
MoA Catholic Values Index Fund	422
MoA Retirement Income Fund	11,758
MoA Clear Passage 2020 Fund	15,924
MoA Clear Passage 2025 Fund	41,901
MoA Clear Passage 2030 Fund	60,222
MoA Clear Passage 2035 Fund	62,874
MoA Clear Passage 2040 Fund	55,206
MoA Clear Passage 2045 Fund	57,566
MoA Clear Passage 2050 Fund	45,539
MoA Clear Passage 2055 Fund	28,097
MoA Clear Passage 2060 Fund	16,822
MoA Clear Passage 2065 Fund	8,181
MoA Clear Passage 2070 Fund	291
MoA Conservative Allocation Fund	5,743
MoA Moderate Allocation Fund	15,642
MoA Aggressive Allocation Fund	13,658
MoA US Government Money Market Fund	21,086
MoA Intermediate Bond Fund	41,422
MoA Core Bond Fund	87,388
MoA Inflation Focused Bond Fund	848

$1,059,373

Effective June 15, 2023, the Board authorized each Fund to pay up to $10 per account or up to 0.15% of average daily net assets for shareholder services, depending on the terms of the fee assessed by the financial intermediary. For certain distribution channels, the payment amount is set at a per account amount. If the charge exceeds $10 per account or 0.15% of average daily net assets, the excess is borne by the Adviser. These payments are in addition to the annual transfer agency fees paid by a Fund to the Transfer Agent, and may include payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

3.	EXPENSES (continued)

of shareholder accounts through the NSCC. These shareholder servicing fees are recorded in Shareholder service fees on the Statements of Operations. Any portion of unpaid fee as of June 30, 2026, is included within Accrued Expenses on the Statements of Assets and Liabilities.

Effective January 1, 2026, Mutual of America Life Insurance Company, the parent company of the Adviser, agreed to waive the shareholder service fee of 0.10% of average daily net assets charged to the Target Date Funds and MoA Retirement Income Fund.

4.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year or period ended June 30, 2026, were as follows:

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Cost of investment purchases	$123,086,614	$163,803,083	$67,434,636	$82,493,015	$40,135,013

Proceeds from sales of investments	$(883,824,109)	$(179,871,119)	$(84,818,321)	$(112,407,582)	$(35,951,551)

	MoA Mid Cap Value Fund	MoA Mid Cap Growth Fund	MoA Mid Cap Equity Index Fund	MoA Large Cap Value Index Fund	MoA Large Cap Growth Index Fund
Cost of investment purchases	$50,853,362	$50,420,247	$122,990,923	$423,297,182	$422,745,146

Proceeds from sales of investments	$(42,913,613)	$(29,781,435)	$342,441,389	$(85,085,241)	$(84,271,692)

	MoA Balanced Fund	MoA International Fund	MoA Catholic Values Index Fund	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund
Cost of investment purchases	$27,045,781	$437,920,558	$2,104,222	$46,450,536	$62,933,634

Proceeds from sales of investments	$(28,527,086)	$(512,250,988)	$(957,944)	$(53,557,834)	$(85,652,238)

	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund
Cost of investment purchases	$176,320,675	$252,463,568	$196,560,383	$163,333,954	$168,496,664

Proceeds from sales of investments	$(229,642,223)	$(283,136,973)	$(200,168,865)	$(163,577,507)	$(174,162,187)

	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund
Cost of investment purchases	$122,909,179	$95,348,649	$75,594,388	$56,122,913	$5,689,633

Proceeds from sales of investments	$(119,808,408)	$(80,903,940)	$(57,079,064)	$(30,782,499)	$(1,065,835)

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Cost of investment purchases	$23,794,104	$88,908,441	$92,490,384	$526,990,195	$464,773,214

Proceeds from sales of investments	$(30,709,928)	$(109,860,976)	$(106,419,128)	$(572,186,902)	$(416,493,918)

	MoA Inflation Focused Bond Fund
Cost of investment purchases	$160,703,924

Proceeds from sales of investments	$(12,921,383)

The cost of short-term security purchases for the MoA US Government Money Market Fund for the six months ended June 30, 2026, was $1,075,830,927; proceeds from sales for the same period were $(1,052,033,826).

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2026, for each of the Funds were as follows:

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Unrealized Appreciation	$3,512,036,328	$67,436,609	$115,943,483	$182,720,133	$63,882,583
Unrealized Depreciation	$(124,843,441)	$(11,555,459)	$(13,945,563)	$(22,488,264)	$(15,842,104)

Net	$3,387,192,887	$55,881,150	$101,997,920	$160,231,869	$48,040,479

Tax Cost of Investments	$2,579,972,887	$257,313,763	$311,538,793	$340,176,737	$166,716,396

	MoA Mid Cap Value Fund	MoA Mid Cap Growth Fund	MoA Mid Cap Equity Index Fund	MoA Large Cap Value Index Fund	MoA Large Cap Growth Index Fund
Unrealized Appreciation	$48,574,315	$16,993,791	$414,503,822	$16,525,347	$20,369,213
Unrealized Depreciation	$(7,577,085)	$(9,282,103)	$(82,821,590)	$(10,069,667)	$(11,792,514)

Net	$40,997,230	$7,711,688	$331,682,232	$6,455,680	$8,576,699

Tax Cost of Investments	$180,581,444	$129,004,098	$974,040,938	$350,793,743	$339,412,736

	MoA Balanced Fund	MoA International Fund	MoA Catholic Values Index Fund	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund
Unrealized Appreciation	$74,789,724	$707,555,513	$4,264,498	$15,765,110	$28,802,796
Unrealized Depreciation	$(6,311,365)	$(39,607,118)	$(373,269)	$(134,769)	$(2,254,696)

Net	$68,478,359	$667,948,395	$3,891,229	$15,630,341	$26,548,100

Tax Cost of Investments	$152,516,665	$1,621,085,113	$7,954,329	$282,425,214	$370,868,121

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund
Unrealized Appreciation	$101,021,671	$165,241,277	$217,911,663	$233,208,326	$263,237,285
Unrealized Depreciation	$(2,129,608)	$(1,097,233)	$(5,943,448)	$(5,581,576)	$(2,573,389)

Net	$98,892,063	$164,144,044	$211,968,215	$227,626,750	$260,663,896

Tax Cost of Investments	$958,950,791	$1,385,167,392	$1,435,744,883	$1,225,539,427	$1,260,524,978

	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund
Unrealized Appreciation	$217,340,016	$135,997,990	$78,479,072	$31,449,769	$682,778
Unrealized Depreciation	$(4,772,778)	$(12,654)	$(9,525)	$(3,300)	$(1,503)

Net	$212,567,238	$135,985,336	$78,469,547	$31,446,469	$681,275

Tax Cost of Investments	$998,723,984	$618,200,086	$377,799,664	$198,726,930	$9,559,269

	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund	MoA US Government Money Market Fund	MoA Intermediate Bond Fund
Unrealized Appreciation	$9,130,541	$41,014,620	$52,661,424	$—	$2,249,730
Unrealized Depreciation	$(1,528,788)	$(7,645,294)	$(2,568,961)	$—	$(8,410,728)

Net	$7,601,753	$33,369,326	$50,092,463	$—	$(6,160,998)

Tax Cost of Investments	$137,042,820	$363,184,585	$305,362,310	$545,328,623	$1,043,001,597

	MoA Core Bond Fund	MoA Inflation Focused Bond Fund
Unrealized Appreciation	$9,375,179	$157
Unrealized Depreciation	$(125,391,746)	$(1,871,487)

Net	$(116,016,567)	$(1,871,330)

Tax Cost of Investments	$2,344,543,345	$191,010,015

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

The Target Date and the Conservative, Aggressive, and Moderate Allocation Funds are invested in affiliated funds of the Investment Company and receive dividend income and distributions of gains entirely from these affiliated funds. Realized gains and losses result from the disposition of shares of these underlying funds. The Target Date and the Conservative, Aggressive, and Moderate Allocation Funds also derive unrealized gains and losses entirely from these affiliated funds. Investments in affiliated investment companies during the six months ended June 30,

2026, were as follows:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2026	Dividends

MoA Retirement Income Fund
MoA Core Bond Fund	$102,226,256	$9,532,811	$(486,627)	$(728,161)	$(10,719,046)	$99,825,233	$1,660,101
MoA Equity Index Fund	67,697,414	2,541,481	6,829,909	(805,990)	(22,389,972)	53,872,842	314,912
MoA Inflation Focused Bond Fund	—	14,251,995	(3,782)	(123,425)	(426,099)	13,698,689	80,716
MoA Intermediate Bond Fund	82,153,217	4,209,155	(981,313)	(94,500)	(13,796,427)	71,490,132	1,285,254
MoA International Fund	17,777,248	844,231	1,003,524	257,084	(2,612,866)	17,269,221	286,909
MoA Large Cap Growth Index Fund	—	6,061,689	5,165	89,015	(142,033)	6,013,836	4,597
MoA Large Cap Value Index Fund	—	6,071,309	4,702	258,108	(142,033)	6,192,086	14,216
MoA Mid Cap Equity Index Fund	12,000,578	517,605	49,675	1,795,319	(1,690,292)	12,672,885	71,747
MoA US Government Money Market Fund	16,232,362	2,420,260	(1,768)	1,766	(1,639,066)	17,013,554	285,125

Total	$298,087,075	$46,450,536	$6,419,485	$649,216	$(53,557,834)	$298,048,478	$4,003,577

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2026	Dividends

MoA Clear Passage 2020 Fund
MoA Core Bond Fund	$141,796,438	$9,553,319	$(803,120)	$(851,061)	$(12,960,207)	$136,735,369	$2,281,852
MoA Equity Index Fund	94,322,934	1,758,259	7,277,651	867,124	(32,843,398)	71,382,570	429,363
MoA Inflation Focused Bond Fund	—	22,150,896	(6,415)	(147,152)	(587,165)	21,410,164	90,924
MoA Intermediate Bond Fund	93,217,016	5,049,428	(1,738,819)	532,904	(13,319,323)	83,741,206	1,449,797
MoA International Fund	34,597,526	1,047,719	1,274,639	1,399,305	(6,756,129)	31,563,060	526,242
MoA Large Cap Growth Index Fund	—	10,027,634	4,981	138,312	(195,721)	9,975,206	7,643
MoA Large Cap Value Index Fund	—	10,043,645	7,027	424,428	(195,722)	10,279,378	23,655
MoA Mid Cap Equity Index Fund	17,619,818	348,585	906,643	1,609,809	(8,280,203)	12,204,652	97,842
MoA US Government Money Market Fund	19,084,162	1,606,912	(13,396)	13,386	(8,625,337)	12,065,727	290,368
MoA Small Cap Growth Fund	2,469,266	1,265,185	73,729	602,268	(344,517)	4,065,931	—
MoA Small Cap Value Fund	4,649,970	82,052	270,270	526,767	(1,544,516)	3,984,543	16,868

Total	$407,757,130	$62,933,634	$7,253,190	$5,116,090	$(85,652,23)	$397,407,806	$5,214,554

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2026	Dividends

MoA Clear Passage 2025 Fund
MoA Core Bond Fund	$341,878,155	$25,366,584	$(2,134,104)	$(1,845,604)	$(32,353,212)	$330,911,819	$5,506,952
MoA Equity Index Fund	311,191,746	5,195,282	19,693,133	7,681,612	(91,249,917)	252,511,856	1,471,350
MoA Inflation Focused Bond Fund	—	45,419,255	(12,467)	(324,186)	(1,058,519)	44,024,083	202,961
MoA Intermediate Bond Fund	177,455,114	27,113,352	(2,658,743)	334,388	(27,205,138)	175,038,973	2,808,827
MoA International Fund	131,019,447	3,621,091	4,741,244	4,946,590	(28,213,836)	116,114,536	2,015,633
MoA Large Cap Growth Index Fund	—	27,107,200	21,526	325,953	(923,407)	26,531,272	20,682
MoA Large Cap Value Index Fund	—	27,150,555	43,687	1,102,380	(923,407)	27,373,215	64,038
MoA Mid Cap Equity Index Fund	49,516,317	805,796	2,380,605	3,528,946	(30,421,952)	25,809,712	186,156
MoA Mid Cap Growth Fund	—	5,044,621	3,414	323,211	(211,704)	5,159,542	1,362
MoA Mid Cap Value Fund	—	5,061,609	3,284	284,526	(211,704)	5,137,715	18,350
MoA US Government Money Market Fund	29,594,879	3,908,160	(24,536)	24,525	(14,435,189)	19,067,839	457,560
MoA Small Cap Growth Fund	10,337,151	224,825	260,661	2,187,923	(1,217,119)	11,793,441	—
MoA Small Cap Value Fund	16,262,259	302,345	243,447	2,764,767	(1,217,119)	18,355,699	77,520

Total	$1,067,255,068	$176,320,675	$22,561,151	$21,335,031	$(229,642,223)	$1,057,829,702	$12,831,391

MoA Clear Passage 2030 Fund
MoA Core Bond Fund	$396,064,140	$40,150,076	$(3,797,840)	$(946,923)	$(43,666,859)	$387,802,594	$6,507,101
MoA Equity Index Fund	512,074,809	11,492,487	39,351,551	6,349,742	(147,628,446)	421,640,143	2,483,853
MoA Inflation Focused Bond Fund	—	65,704,513	(9,736)	(423,957)	(1,051,878)	64,218,942	252,748
MoA Intermediate Bond Fund	190,462,570	26,856,191	(2,241,281)	(299,457)	(26,148,993)	188,629,030	3,099,173
MoA International Fund	215,116,590	7,487,361	5,578,573	10,649,350	(32,142,261)	206,689,613	3,439,055
MoA Large Cap Growth Index Fund	—	45,305,799	15,312	680,961	(631,126)	45,370,946	34,740
MoA Large Cap Value Index Fund	—	45,378,508	23,185	1,955,124	(631,126)	46,725,691	107,449
MoA Mid Cap Equity Index Fund	55,592,304	1,434,816	1,592,303	5,239,682	(19,475,051)	44,384,054	251,735
MoA Mid Cap Growth Fund	21,090,673	642,529	(45,772)	1,945,028	(1,592,715)	22,039,743	5,812
MoA Mid Cap Value Fund	21,974,067	721,536	59,090	2,621,688	(1,592,713)	23,783,668	84,819
MoA US Government Money Market Fund	40,961,016	5,877,139	(202)	188	(5,390,378)	41,447,763	720,757
MoA Small Cap Growth Fund	19,742,077	636,717	(210,691)	5,046,613	(1,592,713)	23,622,003	—
MoA Small Cap Value Fund	28,412,807	775,896	410,970	4,932,063	(1,592,714)	32,939,022	139,179

Total	$1,501,491,053	$252,463,568	$40,725,462	$37,750,102	$(283,136,973)	$1,549,293,212	$17,126,421

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2026	Dividends

MoA Clear Passage 2035 Fund
MoA Core Bond Fund	$328,860,594	$43,344,324	$(2,233,700)	$(1,635,211)	$(13,336,002)	$355,000,005	$5,550,213
MoA Equity Index Fund	606,209,269	16,275,202	28,211,861	27,341,456	(104,463,794)	573,573,994	3,113,496
MoA Intermediate Bond Fund	127,267,282	46,255,360	129,911	(1,891,658)	(22,115,896)	149,644,999	2,198,475
MoA International Fund	272,111,109	10,970,495	4,533,417	16,097,075	(16,527,666)	287,184,430	4,763,396
MoA Large Cap Growth Index Fund	—	32,352,532	10,936	630,064	(297,424)	32,696,108	24,934
MoA Large Cap Value Index Fund	—	32,404,590	9,800	1,489,975	(297,424)	33,606,941	76,991
MoA Mid Cap Equity Index Fund	85,061,195	1,990,186	2,141,888	7,362,339	(35,710,954)	60,844,654	343,941
MoA Mid Cap Growth Fund	17,998,210	903,782	(40,577)	1,688,046	(1,302,492)	19,246,969	5,046
MoA Mid Cap Value Fund	18,709,282	972,102	46,843	2,255,600	(1,302,492)	20,681,335	73,365
MoA US Government Money Market Fund	41,038,032	8,953,702	(772)	761	(1,806,344)	48,185,379	768,079
MoA Small Cap Equity Index Fund	6,633,678	439,698	114,434	1,383,208	(601,675)	7,969,343	44,929
MoA Small Cap Growth Fund	24,949,517	789,537	24,343	6,178,515	(1,203,351)	30,738,561	—
MoA Small Cap Value Fund	24,083,075	908,873	119,358	4,432,425	(1,203,351)	28,340,380	119,335

Total	$1,552,921,243	$196,560,383	$33,067,742	$65,332,595	$(200,168,865)	$1,647,713,098	$17,082,200

MoA Clear Passage 2040 Fund
MoA Core Bond Fund	$183,087,799	$36,042,376	$(1,437,465)	$(721,820)	$(7,914,472)	$209,056,418	$3,182,719
MoA Equity Index Fund	581,354,892	19,041,799	22,410,968	31,376,388	(81,428,327)	572,755,720	3,010,770
MoA Intermediate Bond Fund	75,556,867	18,288,315	373,750	(1,411,229)	(18,024,099)	74,783,604	1,318,358
MoA International Fund	291,574,907	13,314,731	5,214,657	16,914,765	(17,981,620)	309,037,440	5,138,702
MoA Large Cap Growth Index Fund	—	30,264,119	7,531	616,481	(401,185)	30,486,946	23,348
MoA Large Cap Value Index Fund	—	30,312,833	16,208	1,404,835	(401,185)	31,332,691	72,062
MoA Mid Cap Equity Index Fund	105,047,133	3,166,527	(21,887)	13,704,430	(30,489,187)	91,407,016	517,598
MoA Mid Cap Growth Fund	11,341,206	909,074	(30,519)	1,069,109	(1,245,263)	12,043,607	3,188
MoA Mid Cap Value Fund	11,792,493	952,236	118,378	1,334,477	(1,245,262)	12,952,322	46,351
MoA US Government Money Market Fund	23,808,139	8,301,887	2,342	(2,344)	(1,112,301)	30,997,723	475,493
MoA Small Cap Equity Index Fund	23,299,191	987,025	321,185	5,029,204	(1,111,535)	28,525,070	161,396
MoA Small Cap Growth Fund	20,772,532	825,629	34,689	5,166,890	(1,111,535)	25,688,205	—
MoA Small Cap Value Fund	20,397,199	927,403	(57,203)	3,933,068	(1,111,536)	24,088,931	101,774

Total	$1,348,032,358	$163,333,954	$26,952,634	$78,414,254	$(163,577,507)	$1,453,155,693	$14,051,759

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2026	Dividends

MoA Clear Passage 2045 Fund
MoA Core Bond Fund	$124,661,596	$24,784,757	$(3,741,794)	$2,309,752	$(16,424,526)	$131,589,785	$2,104,300
MoA Equity Index Fund	649,677,299	15,608,797	31,226,242	28,451,332	(100,166,876)	624,796,794	3,277,931
MoA Intermediate Bond Fund	47,095,997	10,278,010	447,038	(1,090,656)	(17,458,071)	39,272,318	788,867
MoA International Fund	329,209,805	12,412,248	4,682,513	20,636,272	(13,815,508)	353,125,330	5,860,020
MoA Large Cap Growth Index Fund	—	46,273,493	14,026	853,374	(486,263)	46,654,630	35,612
MoA Large Cap Value Index Fund	—	46,347,892	16,904	2,100,384	(486,262)	47,978,918	110,010
MoA Mid Cap Equity Index Fund	121,860,606	2,965,906	(3,653,856)	21,705,394	(18,689,781)	124,188,269	702,218
MoA Mid Cap Growth Fund	11,846,091	658,403	(29,257)	1,105,503	(1,104,793)	12,475,947	3,276
MoA Mid Cap Value Fund	12,308,818	702,764	102,389	1,402,057	(1,104,794)	13,411,234	47,637
MoA US Government Money Market Fund	24,665,456	6,067,384	(421)	413	(984,017)	29,748,815	470,937
MoA Small Cap Equity Index Fund	27,193,530	783,233	285,374	5,948,746	(983,227)	33,227,656	187,576
MoA Small Cap Growth Fund	28,496,422	744,571	(79,333)	7,196,509	(1,229,034)	35,129,135	—
MoA Small Cap Value Fund	25,173,411	869,206	105,268	4,660,338	(1,229,035)	29,579,188	124,634

Total	$1,402,189,031	$168,496,664	$29,375,093	$95,279,418	$(174,162,187)	$1,521,178,019	$13,713,018

MoA Clear Passage 2050 Fund
MoA Core Bond Fund	$78,292,805	$13,875,502	$(765,764)	$(153,784)	$(3,144,624)	$88,104,135	$1,320,924
MoA Equity Index Fund	518,676,887	15,836,051	20,159,127	27,798,289	(76,299,841)	506,170,513	2,661,758
MoA Intermediate Bond Fund	26,742,468	1,323,055	7,406	(336,194)	(20,179,233)	7,557,502	365,088
MoA International Fund	261,680,731	11,743,026	2,958,369	17,333,740	(10,147,715)	283,568,151	4,717,938
MoA Large Cap Growth Index Fund	—	34,805,218	2,180	642,964	(301,256)	35,149,106	26,935
MoA Large Cap Value Index Fund	—	34,861,482	14,502	1,580,247	(301,256)	36,154,975	83,200
MoA Mid Cap Equity Index Fund	92,361,852	3,344,520	(379,334)	15,664,088	(3,387,074)	107,604,052	609,762
MoA Mid Cap Growth Fund	19,252,137	1,033,041	(29,186)	1,821,520	(1,254,548)	20,822,964	5,503
MoA Mid Cap Value Fund	20,034,311	1,107,515	187,283	2,306,536	(1,254,548)	22,381,097	79,977
MoA US Government Money Market Fund	19,151,062	2,483,902	(1,661)	1,657	(786,767)	20,848,193	344,646
MoA Small Cap Equity Index Fund	21,094,312	785,543	105,144	4,755,998	(786,156)	25,954,841	146,899
MoA Small Cap Growth Fund	24,178,584	798,306	(57,383)	6,135,201	(982,695)	30,072,013	—
MoA Small Cap Value Fund	22,652,245	912,018	(87,362)	4,409,474	(982,695)	26,903,680	113,712

Total	$1,104,117,394	$122,909,179	$22,113,321	$81,959,736	$(119,808,408)	$1,211,291,222	$10,476,342

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2026	Dividends

MoA Clear Passage 2055 Fund
MoA Core Bond Fund	$40,227,760	$7,462,260	$(1,410,814)	$948,868	$(8,314,225)	$38,913,849	$662,029
MoA Equity Index Fund	323,848,957	14,531,300	9,891,370	20,363,494	(49,575,190)	319,059,931	1,673,451
MoA Intermediate Bond Fund	5,147,560	7,029,549	9,617	(93,583)	(5,657,112)	6,436,031	129,433
MoA International Fund	169,844,242	10,003,627	891,193	12,324,655	(6,037,864)	187,025,853	3,102,739
MoA Large Cap Growth Index Fund	—	23,840,359	1,616	433,165	(140,750)	24,134,390	18,415
MoA Large Cap Value Index Fund	—	23,878,840	5,804	1,079,757	(140,750)	24,823,651	56,896
MoA Mid Cap Equity Index Fund	60,546,988	2,905,952	180,932	9,114,058	(7,900,963)	64,846,967	366,577
MoA Mid Cap Growth Fund	11,569,559	984,004	(16,791)	1,125,285	(692,300)	12,969,757	3,403
MoA Mid Cap Value Fund	12,042,935	1,029,965	101,621	1,423,553	(692,300)	13,905,774	49,364
MoA US Government Money Market Fund	5,841,977	1,411,607	463	(462)	(219,225)	7,034,360	111,382
MoA Small Cap Equity Index Fund	13,032,086	692,188	71,154	2,964,180	(438,074)	16,321,534	92,111
MoA Small Cap Growth Fund	15,784,331	750,096	21,656	3,996,822	(547,593)	20,005,312	—
MoA Small Cap Value Fund	15,448,866	828,902	(21,397)	2,999,236	(547,594)	18,708,013	78,804

Total	$673,335,261	$95,348,649	$9,726,424	$56,679,028	$(80,903,940)	$754,185,422	$6,344,604

MoA Clear Passage 2060 Fund
MoA Core Bond Fund	$16,656,303	$6,796,789	$(59,880)	$(128,201)	$(4,753,948)	$18,511,063	$305,942
MoA Equity Index Fund	186,304,809	13,492,384	9,264,530	8,281,145	(36,268,748)	181,074,120	952,823
MoA Intermediate Bond Fund	2,422,655	2,652,033	3,593	(42,941)	(2,301,579)	2,733,761	55,695
MoA International Fund	104,645,607	9,126,651	499,489	7,729,474	(3,618,950)	118,382,271	1,970,589
MoA Large Cap Growth Index Fund	—	17,452,470	(411)	334,014	(258,392)	17,527,681	13,441
MoA Large Cap Value Index Fund	—	17,480,531	13,426	790,771	(258,392)	18,026,336	41,502
MoA Mid Cap Equity Index Fund	37,691,572	2,727,450	459,851	5,094,694	(7,253,749)	38,719,818	219,538
MoA Mid Cap Growth Fund	7,455,217	984,608	(7,545)	747,410	(504,048)	8,675,642	2,294
MoA Mid Cap Value Fund	7,743,706	1,015,415	78,332	924,850	(504,047)	9,258,256	33,102
MoA US Government Money Market Fund	3,272,321	1,365,804	319	(318)	(150,894)	4,487,232	67,531
MoA Small Cap Equity Index Fund	7,781,431	652,807	70,127	1,769,585	(301,580)	9,972,370	56,468
MoA Small Cap Growth Fund	11,626,565	894,508	73,197	2,936,947	(452,368)	15,078,849	—
MoA Small Cap Value Fund	11,140,768	952,938	(12,680)	2,193,155	(452,369)	13,821,812	58,431

Total	$396,740,954	$75,594,388	$10,382,348	$30,630,585	$(57,079,064)	$456,269,211	$3,777,356

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales		Value as of June 30, 2026	Dividends

MoA Clear Passage 2065 Fund
MoA Core Bond Fund	$5,802,692	$1,489,619	$29,558	$(97,353)	$(2,688,473)		$4,536,043	$95,587
MoA Equity Index Fund	86,722,667	13,358,506	5,263,846	3,321,676	(18,708,743)		89,957,952	469,987
MoA Intermediate Bond Fund	1,339,526	3,136,659	(278)	(18,783)	(3,125,649)		1,331,475	40,638
MoA International Fund	47,578,536	8,110,722	677,767	3,147,581	(1,507,789)		58,006,817	958,462
MoA Large Cap Growth Index Fund	—	10,918,377	368	212,001	(90,593)		11,040,153	8,387
MoA Large Cap Value Index Fund	—	10,935,885	4,358	496,284	(90,593)		11,345,934	25,896
MoA Mid Cap Equity Index Fund	16,944,884	2,922,350	160,847	2,436,552	(3,592,008)		18,872,625	106,238
MoA Mid Cap Growth Fund	4,748,959	977,601	(3,995)	507,900	(206,592)		6,023,873	1,571
MoA Mid Cap Value Fund	4,929,545	998,577	31,237	635,812	(206,592)		6,388,579	22,546
MoA US Government Money Market Fund	1,473,769	830,473	77	(76)	(62,872)		2,241,371	32,415
MoA Small Cap Equity Index Fund	3,695,218	624,747	20,702	894,465	(125,649)		5,109,483	28,725
MoA Small Cap Growth Fund	5,617,468	894,032	49,264	1,479,782	(188,472)		7,852,074	—
MoA Small Cap Value Fund	5,588,962	925,364	8,446	1,132,722	(188,474)		7,467,020	31,331

Total	$184,442,226	$56,122,912	$6,242,197	$14,148,563	$(30,782,499)		$230,173,399	$1,821,783

MoA Clear Passage 2070 Fund
MoA Core Bond Fund	$92,535	$123,138	$46	$(1,552)	$(4,817	) $	209,350	$2,301
MoA Equity Index Fund	2,208,696	1,988,824	84,583	206,139	(903,295)		3,584,947	17,691
MoA Intermediate Bond Fund	46,081	48,929	(194)	(678)	(27,409)		66,729	1,010
MoA International Fund	1,230,114	1,237,245	11,567	99,429	(60,209)		2,518,146	39,282
MoA Large Cap Growth Index Fund	—	492,962	78	15,274	(2,540)		505,774	362
MoA Large Cap Value Index Fund	—	493,713	65	24,241	(2,540)		515,479	1,113
MoA Mid Cap Equity Index Fund	530,705	496,113	2,852	120,728	(25,476)		1,124,922	6,049
MoA Mid Cap Growth Fund	136,031	162,352	(270)	23,297	(7,733)		313,677	76
MoA Mid Cap Value Fund	140,013	163,332	491	26,004	(7,733)		322,107	1,057
MoA US Government Money Market Fund	45,888	49,094	—	—	(2,409)		92,573	1,175
MoA Small Cap Equity Index Fund	97,700	97,025	988	31,943	(4,817)		222,839	1,188
MoA Small Cap Growth Fund	168,605	167,715	1,957	62,300	(8,429)		392,148	—
MoA Small Cap Value Fund	165,788	169,191	1,253	44,049	(8,428)		371,853	1,477

Total	$4,862,156	$5,689,633	$103,416	$651,174	$(1,065,835)		$10,240,544	$72,781

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2026	Dividends

MoA Conservative Allocation Fund
MoA Core Bond Fund	$49,727,544	$4,521,538	$(1,052,428)	$478,498	$(4,527,412)	$49,147,740	$800,216
MoA Equity Index Fund	44,263,180	1,420,149	3,958,661	(173,118)	(15,088,959)	34,379,913	181,097
MoA Inflation Focused Bond Fund	—	4,092,387	(1,126)	(58,586)	(152,473)	3,880,202	40,732
MoA Intermediate Bond Fund	29,278,124	1,293,777	(750,382)	375,300	(8,030,460)	22,166,359	443,635
MoA International Fund	9,129,693	367,257	361,183	322,442	(1,355,486)	8,825,089	146,973
MoA Large Cap Growth Index Fund	—	5,745,731	3,410	120,606	(121,978)	5,747,769	4,407
MoA Large Cap Value Index Fund	—	5,754,922	4,330	268,027	(121,978)	5,905,301	13,597
MoA Mid Cap Equity Index Fund	7,505,145	267,563	(129,148)	1,342,010	(655,486)	8,330,084	47,279
MoA US Government Money Market Fund	6,584,317	330,780	(1,606)	1,611	(655,696)	6,259,406	110,286

Total	$146,488,003	$23,794,104	$2,392,894	$2,676,790	$(30,709,928)	$144,641,863	$1,788,222

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2026	Dividends

MoA Moderate Allocation Fund
MoA Core Bond Fund	$94,592,690	$6,637,024	$(1,063,011)	$(49,304)	$(7,340,244)	$92,777,155	$1,525,858
MoA Equity Index Fund	141,780,067	13,174,357	17,077,786	(4,399,827)	(42,980,704)	124,651,679	656,623
MoA Intermediate Bond Fund	55,360,017	4,527,528	(549,292)	(165,802)	(8,404,147)	50,768,304	860,829
MoA International Fund	63,506,450	1,300,817	8,621,505	(4,492,459)	(28,608,509)	40,327,804	672,014
MoA Large Cap Growth Index Fund	—	25,565,249	8,312	581,740	(354,764)	25,800,537	19,773
MoA Large Cap Value Index Fund	—	25,305,584	12,000	1,150,644	(354,764)	26,113,464	60,108
MoA Mid Cap Equity Index Fund	39,399,762	550,546	(420,331)	5,765,473	(21,581,334)	23,714,116	151,557
MoA Mid Cap Growth Fund	—	7,817,337	1,548	557,112	(118,255)	8,257,742	2,178
MoA Mid Cap Value Fund	—	4,029,999	1,485	229,881	(118,255)	4,143,110	14,840

Total	$394,638,986	$88,908,441	$23,690,002	$(822,542)	$(109,860,976)	$396,553,911	$3,963,780

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2026	Dividends

MoA Aggressive Allocation Fund
MoA Core Bond Fund	$46,529,806	$4,582,077	$(478,767)	$(65,930)	$(2,837,870)	$47,729,316	$756,142
MoA Equity Index Fund	122,554,027	13,331,839	14,366,230	(3,036,426)	(32,493,592)	114,722,078	603,698
MoA Intermediate Bond Fund	13,316,091	305,613	4,038	(168,390)	(4,445,956)	9,011,396	196,969
MoA International Fund	72,909,971	1,289,426	5,548,232	(575,208)	(24,570,321)	54,602,100	908,801
MoA Large Cap Growth Index Fund	—	29,108,876	9,182	678,492	(341,607)	29,454,943	22,551
MoA Large Cap Value Index Fund	—	29,155,735	13,285	1,356,713	(341,607)	30,184,126	69,409
MoA Mid Cap Equity Index Fund	52,725,696	424,635	(610,734)	7,602,190	(27,496,262)	32,645,525	185,026
MoA Mid Cap Growth Fund	—	7,023,532	1,325	464,752	(85,402)	7,404,207	1,950
MoA Mid Cap Value Fund	—	7,047,856	1,365	409,737	(85,401)	7,373,557	26,275
MoA Small Cap Growth Fund	15,892,996	87,063	156,170	3,009,302	(7,860,555)	11,284,976	—
MoA Small Cap Value Fund	14,475,071	133,732	1,056,086	1,238,215	(5,860,555)	11,042,549	46,668

Total	$338,403,658	$92,490,384	$20,066,412	$10,913,447	$(106,419,128)	$355,454,773	$2,817,489

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

5.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2026, shares authorized at par value $0.01 per share were allocated into the 32 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
MoA Equity Index Fund	900,000,000
MoA All America Fund	200,000,000
MoA Small Cap Value Fund	475,000,000
MoA Small Cap Growth Fund	570,000,000
MoA Small Cap Equity Index Fund	200,000,000
MoA Mid Cap Value Fund	100,000,000
MoA Mid Cap Growth Fund	100,000,000
MoA Mid Cap Equity Index Fund	1,050,000,000
MoA Large Cap Value Index Fund	300,000,000
MoA Large Cap Growth Index Fund	300,000,000
MoA Balanced Fund	150,000,000
MoA International Fund	1,275,000,000
MoA Catholic Values Index Fund	100,000,000
MoA Retirement Income Fund	270,000,000
MoA Clear Passage 2020 Fund	665,000,000
MoA Clear Passage 2025 Fund	1,025,000,000
MoA Clear Passage 2030 Fund	915,000,000
MoA Clear Passage 2035 Fund	845,000,000
MoA Clear Passage 2040 Fund	685,000,000
MoA Clear Passage 2045 Fund	675,000,000
MoA Clear Passage 2050 Fund	470,000,000
MoA Clear Passage 2055 Fund	350,000,000
MoA Clear Passage 2060 Fund	200,000,000
MoA Clear Passage 2065 Fund	100,000,000
MoA Clear Passage 2070 Fund	200,000,000
MoA Conservative Allocation Fund	215,000,000
MoA Moderate Allocation Fund	370,000,000
MoA Aggressive Allocation Fund	265,000,000
MoA US Government Money Market Fund	5,000,000,000
MoA Intermediate Bond Fund	840,000,000
MoA Core Bond Fund	1,525,000,000
MoA Inflation Focused Bond Fund	100,000,000

Total	20,435,000,000

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Each Fund generally declares dividends at least annually to pay out substantially all of the Fund’s net investment income and net realized short and long term capital gains. All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund, unless a shareholder elects to receive dividends and distributions in cash.

Pursuant to shareholders’ election, substantially all dividend distributions throughout 2025 and 2024 were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2025 and 2024 were as follows:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	$	$	$	$	$
					MoA Small Cap
	MoA Equity	MoA All America	MoA Small Cap	MoA Small Cap	Equity Index
	Index Fund	Fund	Value Fund	Growth Fund	Fund
Ordinary Income(a)

2025	$72,760,263	$2,299,625	$4,640,871	$—	$4,847,634

2024	$83,571,629	$3,745,161	$4,649,807	$—	$3,777,165
Long-Term Capital Gains

2025	$599,131,909	$41,445,131	$13,673,770	$3,977,561	$3,908,089

2024	$420,951,063	$29,593,332	$18,568,748	$6,326,238	$7,279,635
Return of Capital

2025	$—	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

			MoA Mid Cap		MoA Large Cap
	MoA Mid Cap	MoA Mid Cap	Equity Index	MoA Large Cap	Growth Index
	Value Fund	Growth Fund	Fund	Value Index Fund	Fund
Ordinary Income(a)

2025	$2,080,526	$63,237	$29,269,830	$—	$—

2024	$3,599,134	$—	$44,457,706	$—	$—
Long-Term Capital Gains

2025	$12,814,133	$—	$115,513,013	$—	$—

2024	$7,858,300	$—	$93,957,240	$—	$—
Return of Capital

2025	$23,927	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

		MoA	MoA Catholic		MoA Clear
	MoA Balanced	International	Values Index	MoA Retirement	Passage 2020
	Fund	Fund	Fund	Income Fund	Fund
Ordinary Income(a)

2025	$5,039,474	$73,454,002	$122,198	$8,485,843	$12,671,250

2024	$4,378,844	$60,672,335	$95,676	$6,404,379	$14,426,941
Long-Term Capital Gains

2025	$17,741,143	$—	$278,768	$4,261,431	$17,215,641

2024	$12,282,692	$—	$220,336	$4,361,058	$13,783,178
Return of Capital

2025	$—	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

	MoA Clear	MoA Clear	MoA Clear	MoA Clear	MoA Clear
	Passage 2020	Passage 2025	Passage 2035	Passage 2040	Passage 2045
	Fund	Fund	Fund	Fund	Fund
Ordinary Income(a)

2025	$12,671,250	$29,828,427	$34,699,591	$28,104,250	$27,648,650

2024	$14,426,941	$32,281,142	$34,210,106	$27,998,069	$27,740,440
Long-Term Capital Gains

2025	$17,215,641	$55,707,347	$99,545,860	$80,374,292	$86,872,846

2024	$13,783,178	$48,223,524	$79,102,393	$72,373,457	$76,904,073
Return of Capital

2025	$—	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	$	$	$	$	$

	MoA Clear	MoA Clear	MoA Clear	MoA Clear	MoA Clear
	Passage 2050	Passage 2055	Passage 2060	Passage 2065	Passage 2070
	Fund	Fund	Fund	Fund	Fund
Ordinary Income(a)

2025	$20,683,284	$11,994,269	$6,778,569	$2,836,112	$65,655

2024	$21,149,820	$11,811,727	$6,390,056	$2,388,456	$—
Long-Term Capital Gains

2025	$74,231,375	$37,702,924	$17,049,455	$8,073,762	$—

2024	$46,765,916	$25,457,388	$12,329,077	$2,839,983	$—
Return of Capital

2025	$—	$—	$—	$—	$—

2024	$—	$—	$—	$—	$—

				MoA US
	MoA			Government	MoA
	Conservative	MoA Moderate	MoA Aggressive	Money Market	Intermediate
	Allocation Fund	Allocation Fund	Allocation Fund	Fund	Bond Fund
Ordinary Income(a)

2025	$4,469,009	$10,490,078	$7,259,923	$21,285,242	$36,572,227

2024	$4,679,272	$11,029,871	$8,204,337	$26,397,139	$33,803,865
Long-Term Capital Gains

2025	$5,666,229	$28,169,645	$26,136,438	$—	$—

2024	$3,576,751	$23,413,264	$19,975,976	$—	$—
Return of Capital

2025	$—	$—	$—	$—	$19,066

2024	$—	$—	$—	$—	$31,724

		MoA Inflation
	MoA Core Bond	Focused Bond
	Fund	Fund
Ordinary Income(a)
2025	$92,224,413	$—
2024	$82,791,259	$—
Long-Term Capital Gains
2025	$—	$—
2024	$—	$—
Return of Capital
2025	$—	$—
2024	$—	$—

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

210

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

Undistributed net income and gains (losses) — As of December 31, 2025, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	$	$	$	$	$
	MoA Equity Index	MoA All America	MoA Small Cap	MoA Small Cap	MoA Small Cap
	Fund	Fund	Value Fund	Growth Fund	Equity Index Fund
Accumulated undistributed net investment income	$—	$—	$20,248	$—	$4,275,810
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$33,403,669	$7,583,200	$6,509,643	$3,495,637	$1,038,874
Post-October Capital Loss Deferred	$(143,612)	$—	$(1,508,315)	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,442,029,666	$90,167,843	$59,752,651	$99,000,440	$14,297,155

					MoA Large Cap
	MoA Mid Cap	MoA Mid Cap	MoA Mid Cap	MoA Large Cap	Growth Index
	Value Fund	Growth Fund	Equity Index Fund	Value Index Fund	Fund
Accumulated undistributed net investment income	$—	$14,457	$149,890	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$—	$(699,980)	$27,096,611	$—	$—
Post-October Capital Loss Deferred	$(551,324)	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$21,908,017	$(3,681,572)	$254,731,377	$—	$—

					MoA Clear
	MoA Balanced	MoA International	MoA Catholic	MoA Retirement	Passage 2020
	Fund	Fund	Values Index Fund	Income Fund	Fund
Accumulated undistributed net investment income	$575	$—	$4,039	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$5,114,014	$(35,836,451)	$34,637	$8,353,799	$11,746,650
Post-October Capital Loss Deferred	$—	$(6,961,101)	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$63,358,968	$604,265,360	$3,144,701	$(2,870,265)	$(5,491,247)

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	$	$		$	$	$

	MoA Clear	MoA Clear		MoA Clear	MoA Clear	MoA Clear
	Passage 2025	Passage 2030		Passage 2035	Passage 2040	Passage 2045
	Fund	Fund		Fund	Fund	Fund
Accumulated undistributed net investment income	$—	$—		$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$38,000,018	$60,244,186		$71,066,836	$73,232,984	$75,780,974
Post-October Capital Loss Deferred	$—	$(3	) $	—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$19,223,267	$78,350,743		$110,203,471	$126,463,451	$149,528,284

	MoA Clear	MoA Clear		MoA Clear	MoA Clear	MoA Clear
	Passage 2050	Passage 2055		Passage 2060	Passage 2065	Passage 2070
	Fund	Fund		Fund	Fund	Fund
Accumulated undistributed net investment income	$—	$—		$—	$—	$3,513
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$62,424,415	$38,852,362		$22,676,625	$10,655,029	$230,216
Post-October Capital Loss Deferred	$—	$—		$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$118,122,394	$68,753,153		$41,517,335	$14,974,773	$30,042

					MoA US
					Government
	MoA Conservative	MoA Moderate		MoA Aggressive	Money Market	MoA Intermediate
	Allocation Fund	Allocation Fund		Allocation Fund	Fund	Bond Fund
Accumulated undistributed net investment income	$—	$—		$—	$1,584	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$4,616,562	$18,352,610		$18,177,673	$—	$(57,469,004)
Post-October Capital Loss Deferred	$—	$—		$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$(1,616,250)	$24,617,901		$33,534,829	$—	$7,333,055

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	$		$

	MoA Core Bond Fund		MoA Inflation Focused Bond Fund
Accumulated undistributed net investment income		$206,951		$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts		$(145,730,356)		$—
Post-October Capital Loss Deferred		$—		$—
Net unrealized appreciation (depreciation) of investments and futures contracts		$(82,717,027)		$—

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales,

REITs, PFICs, partnerships, corporate actions and futures contracts.

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended December 31, 2025, the Funds reclassified amounts primarily relating to tax treatment of paydowns, REITs, PFICs, prior year post financial statement adjustments and tax equalization. These reclassifications have no effect on net assets or net asset values per share.

7.	MERGER

On April 25, 2025, the MoA Clear Passage 2015 Fund (the “Target Fund”), was reorganized into the MoA Retirement Income Fund (the “Surviving Fund”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on November 7, 2024. The Agreement provided for the transfer of all assets of the Target Fund for shares of the Surviving Fund and the assumption of the liabilities of the Target Fund by the Surviving Fund. The Target Fund then ceased operations.

On the reorganization date, the Target Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Target Fund	Total Investment Value	Total Investment Cost	Unrealized Loss on Investments
MoA Clear Passage 2015 Fund	$100,630,864	$101,930,709	$(1,299,845)

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by the transfer of the portfolio holdings of MoA Clear Passage 2015 Fund on a tax-free basis to MoA Retirement Income Fund in exchange for 9,018,946 shares of MoA Retirement Income Fund, which were subsequently distributed to shareholders of MoA Clear Passage 2015 Fund, making them shareholders of MoA Retirement Income Fund.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

7.	MERGER (CONTINUED)

Target Fund	Shares	Surviving Fund	Shares	Value
MoA Clear Passage 2015 Fund	11,887,100	MoA Retirement Income Fund	9,018,946	$100,617,126

For financial reporting purposes, assets received and shares issued by the Surviving Fund, including the associated cost basis of the acquired investments, were recorded at fair value.

The net assets and unrealized appreciation immediately before the acquisition were as follows:

Target Fund	Net Assets	Unrealized Depreciation on Investments	Surviving Fund	Net Assets
MoA Clear Passage 2015 Fund	$100,617,126	$(1,299,845)	MoA Retirement Income Fund	$197,136,094

Assuming the acquisition had been completed on January 01, 2025, the Surviving Fund’s unaudited pro forma results of operations for the year ended December 31, 2025, would have been as follows:

Surviving Fund	Net Investment Income(a)	Net Realized and Unrealized Gain on Investments(b)	Net Increase in Net Assets Resulting from Operations
MoA Retirement Income Fund	$8,948,361	$19,819,783	$28,768,144

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2025) of the Surviving Fund, plus net investment income from the Target Fund pre-merger were as follows:

Target Fund	Net Investment Income (Loss)
MoA Clear Passage 2015 Fund	$634,121

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2025) of the Surviving Fund, plus net unrealized gain (loss) on investments from the Target Fund pre-merger were as follows:

Target Fund	Net Realized and Change in Unrealized Gain (Loss) on Investments
MoA Clear Passage 2015 Fund	$(45,974)

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2026

7.	MERGER (CONTINUED)

Since both the Target Fund and Surviving Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per share basis.

Since the combined investment fund had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of the revenue and earnings of the Target Fund that have been included in the Surviving Fund’s Statement of Operations since April 25, 2025.

8.	CHANGE IN AUDITOR

On February 26, 2026, MoA Funds’ Board of Directors, upon the recommendation of its Audit Committee, approved the appointment of EY as the independent registered public accounting firm for MoA Funds, effectively dismissing KPMG LLP (“KPMG”) as MoA Funds’ independent registered public accounting firm. During MoA Funds’ two most recent fiscal years and through the interim period ended February 26, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make a reference in connection with its opinion to the subject matter of the disagreement.

9.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MoA FUNDS

ADDITIONAL INFORMATION

Renewal of the Funds’ Investment Advisory Agreements

At a meeting held in February 2026, the Board of Directors (the “Board” or the “Directors”) of MoA Funds Corporation (the “Corporation”) approved the continuation of the investment advisory agreements (the “Advisory Agreements”) between Mutual of America Capital Management LLC (“Capital Management”) and the Corporation with respect to each series of the Corporation (each series, a “Fund” and collectively, the “Funds”). The Board also approved, for an initial two-year term, the Advisory Agreements (the “New Fund Advisory Agreements”) between Capital Management and the Corporation with respect to the MoA Inflation Focused Bond Fund, MoA

Large Cap Growth Index Fund and MoA Large Cap Value Index Fund (each, a “New Fund” and together, the

“New Funds”). The approvals included approvals by the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Directors”) voting separately.

The Directors’ determination to approve the New Fund Advisory Agreements and the continuation of the Advisory Agreements was made on the basis of each Director’s business judgment after an evaluation of all of the information provided to the Directors, including information provided for their consideration at their February 2026 meeting with management and at meetings held in the period leading up to that February 2026 meeting, including portions held outside the presence of management, specifically to review and consider materials related to the proposed continuation of the Advisory Agreements and the proposed approval of the New Fund Advisory Agreements.

The Directors also meet regularly with investment advisory, compliance, operational, and other personnel from Capital Management and regularly review detailed information, presented both orally and in writing, regarding the services performed by Capital Management for the benefit of the Funds, Capital Management’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the New Fund Advisory Agreements and the continuation of the Advisory Agreements, each Director took into account information presented to him or her in the past, including over the course of the prior year, to the extent he or she deemed relevant.

This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Directors. As described further below, such factors include the nature, extent, and quality of services provided or expected to be provided to each Fund, Fund performance, advisory fees, Capital

Management’s profitability, fall-out benefits to Capital Management from managing the Funds, and economies of scale. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations at the February 2026 meeting, the Independent Directors were advised by independent counsel.

Nature, Extent and Quality of Services. The Directors considered the nature, extent, and quality of the services provided and expected to be provided by Capital Management to each Fund, including the expertise and experience of its investment personnel. In this regard, the Directors considered that Capital Management provides a full investment program for the Funds. In their evaluation of the services provided by Capital Management and the Funds’ contractual relationships with Capital Management, the Directors considered generally the performance record of Capital Management’s portfolio management personnel, including, where applicable, the long-term performance record of the Funds.

The Directors considered that the New Fund Advisory Agreements would have identical terms to the existing Advisory Agreements for the other Funds except for the rate of the fee. The Directors noted management’s representation that the scope, quality and nature of the services provided for the New Funds would be substantially the same as for the other Funds. The Directors also reviewed reports that compared, among other information, each Fund’s management fee rate and total expense ratio against the management fee rate and total expense ratio of a group of peers maintained by Morningstar, Inc. (“Morningstar”), and each Fund’s performance records for various periods ended December 31, 2025, including the one-year (where applicable), three-year (where applicable), five-year (where applicable) and ten-year (where applicable) periods, against the performance records of those funds in each Fund’s Morningstar category and the performance of one or more broad-based indices. Where applicable, the Directors inquired about and considered the factors cited by Capital Management that contributed to the underperformance of a Fund relative to its peer group.

The Directors also considered that Capital Management provides a variety of other services to the Funds in addition to investment advisory services, including certain administrative services (for which Capital Management receives separate compensation). The Directors considered Capital Management’s ongoing efforts to keep the

Directors informed about matters relevant to the Funds and their shareholders, including administrative, audit, compliance, and legal matters.The Directors also considered the nature and structure of the Funds’ compliance program. The Directors considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with Capital Management.

Performance. The Directors evaluated each Fund’s performance history against that of the peer group(s) presented. The Directors noted those Funds that generally had strong performance relative to their peer groups over most or all of the periods presented. The Directors also considered that half of the Funds with Morningstar ratings were rated at least four stars by Morningstar, with only four Funds rated two stars and no Funds rated one star as of December 31, 2025. The Directors additionally considered the Funds’ Lipper overall rankings, noting that, as of December 31, 2025, Lipper had rated 7 Funds as Lipper Leaders with a score of 5 (ranking within the top 20 percent of funds in their category) and had rated 15 other Funds as 3 or 4 (each representing the next 20 percent of funds in their category).

In respect of those Funds with relative underperformance over certain periods, including the MoA All America Fund, MoA Small Cap Value Fund, MoA Mid Cap Value Fund, and MoA Intermediate Bond Fund, the Directors considered in each case that Fund’s long-term performance as well as the reasons that Capital Management provided for the relative underperformance, including any information Capital Management provided regarding differences between a Fund’s investment strategies and/or investment positioning (e.g., duration) and those of the bulk of its peer group. The Directors noted in this regard that the investment positioning and other explanations provided by Capital Management for relative underperformance were in each case consistent with the relevant Fund’s principal investment strategies and the relevant portfolio management team’s investment approach. The Directors also considered information they had been provided regarding recent changes to the MoA All America Fund’s strategy and how those changes might improve the Fund’s performance. In addition, in respect of those Funds that seek to approximate the performance of an index, the Directors considered the Fund’s level of tracking error and Capital Management’s prior comments on the level of that tracking error and the explanations of the contributors to that tracking error.

The Directors noted that the New Funds were proposed principally to be added as underlying funds to the MoA Clear Passage Funds. The Directors considered that the MoA Large Cap Value Index Fund and the MoA Large Cap Growth Index Fund would allow the portfolio managers to have more targeted exposure to large cap growth or value stocks depending on the team’s outlook and prevailing market conditions. The Directors also considered that the MoA Inflation Focused Bond Fund would be added as an underlying fund to the MoA Clear Passage Funds for years closer to retirement, which have a larger allocation to fixed income funds. The Directors considered the projected profitability of the New Funds and noted that such information could be used to evaluate the proposed New Fund Advisory Agreements.

Relative Levels of the Advisory Fees. The Directors also compared the investment advisory fees of the Funds against peer groups determined by Morningstar. The Directors considered that the management fee and total expense ratio comparisons indicated that the overwhelming majority of the Funds’ fees were at or below the median of their peers and in the first or second quartile of the peers presented. The Directors also considered that in the few instances where a Fund had an investment advisory fee above the median or in the third or fourth quartile of the peer group, that the Fund’s advisory fee was within eight basis points or fewer of the median of that group. In addition, the Directors considered information from Capital Management regarding the breadth of the peer groups used and the limited number of close peers for certain Funds, such as for the MoA Catholic Values Index Fund.

The Directors considered materials relating to the fees charged by Capital Management to institutional separate accounts for which Capital Management employs investment strategies substantially similar to one or more of the Funds’ investment strategies. The Directors reviewed the management fees that Capital Management charged to its other clients with investment strategies substantially similar to those of a Fund, noting that the level of the Fund’s fees appeared reasonable relative to the fees charged to those other accounts in light of the information they were provided regarding the greater level of services the Funds require and the greater level of risk that Capital Management incurs in sponsoring and managing the Funds relative to separate accounts.

Profitability. The Directors considered Capital Management’s profitability in respect of its investment advisory arrangements with each Fund, noting information provided by Capital Management as to the methods it used, and the assumptions it made, in estimating its profitability on a Fund-by-Fund basis. As part of their considerations, the Directors considered the various other methodologies that could be used to allocate Capital Management’s costs on a Fund-by-Fund basis and how different approaches might lead to different levels of profitability shown for each Fund. The Directors also considered Capital Management’s profitability relative to their understanding of the range of profit margins achieved by other investment advisers in the industry. The Directors noted Capital Management’s continued commitment to all of the Funds, including those with limited or no profitability.

The Directors also considered Capital Management’s pricing philosophy generally, noting that Capital Management seeks to maintain competitive management fees that will support strong relative performance for the Funds over time. The Directors also considered the investments made by Capital Management into its operations and staff in prior years to better support the Funds from both an operational and investment performance perspective.

Fall-out Benefits. The Directors considered in their evaluation of the proposed renewal of the Advisory

Agreements and the proposed approval of the New Fund Advisory Agreements information about both the direct and the indirect benefits to Capital Management from managing the Funds, including, among other things, the ability to offer related retirement products, the scale that the Funds provided in respect of Capital Management and its advisory business generally, the payments or reimbursements that Capital Management (or its affiliates) received from the Funds for certain non-advisory services, and the soft dollar credits that the Funds’ trading activity generate and that can be used to purchase research or other services that benefit Capital Management, potentially reducing Capital Management’s expenses and furthering its overall advisory business. Economies of Scale. In their evaluation of economies of scale, the Directors considered, among other things, the pricing of the Funds and Capital Management’s reported estimated profitability. They noted also that none of the Funds had breakpoints in its advisory fee schedule. The Directors considered that, generally, Capital Management had investment advisory fees that compared quite favorably to the median of the peers presented, even for those

Funds that had not achieved significant scale. The Directors considered that the investment advisory fees were set at a rate that was attractive relative to the rates of many of the Funds’ peers and would appear, as a result, to have the effect of sharing benefits of economies of scale with shareholders even before some of the Funds had achieved significant scale. The Directors noted also that nearly all of the Funds that had attained significant scale had management fees below or near the median of the peers presented. The Directors separately noted also that Capital Management had agreed to continue in place the expense limitation arrangements for a number of the Funds at substantially the same levels for an additional one-year period. The Directors also noted Capital Management’s statement that the Funds are priced competitively, but that Capital Management would be willing to consider implementing breakpoints for certain Funds in the future if assets were to grow significantly from their current levels. The Directors concluded that it was not necessary at the present time to implement breakpoints for any of the Funds.

Conclusions. On the basis of these considerations as well as others and in the exercise of their business judgment, the Directors determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement; that it appeared that the management fees paid by each Fund to Capital Management were generally within the range of management fees paid by the peer groups presented, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance history; that the information provided regarding the estimated profitability to Capital Management of its relationships with the Funds generally did not appear excessive or such as to preclude continuation of any Fund’s Advisory Agreement; that the absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances; and that it would be appropriate to approve each Fund’s Advisory Agreement for an additional one-year period and approve the New Funds’ Advisory Agreements for an initial two-year period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the MoA Financial Statements and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MoA Funds Corporation

By (Signature and Title)*	/s/ Joseph R. Gaffoglio
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date 8/21/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph R. Gaffoglio
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date 8/21/2026

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young
President, Treasurer, Chief Financial Officer and
Principal Financial Officer of
MoA Funds Corporation

Date 8/21/2026

*	Print the name and title of each signing officer under his or her signature.